    As filed with the Securities and Exchange Commission on May 1, 1998.
                                                       Registration No. 33-91938

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                            -----------------------
                       POST-EFFECTIVE AMENDMENT NO. 3 TO
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                            -----------------------

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
                             (Exact name of trust)

                        NATIONAL LIFE INSURANCE COMPANY
                              (Name of depositor)
                            One National Life Drive
                           Montpelier, Vermont  05604
         (Complete address of depositor's principal executive offices)

                            -----------------------

                               D. Russell Morgan
                                    Counsel
                        National Life Insurance Company
                            One National Life Drive
                           Montpelier, Vermont  05604
                (Name and complete address of agent for service)

                            -----------------------

                                    Copy to:
                             Stephen E. Roth, Esq.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C.  20004-2404


                            -----------------------


          It is proposed that this filing will become effective:
             immediately upon filing pursuant to paragraph (b) of Rule 485
-----------
    X        on May 1, 1998 pursuant to paragraph (b) of Rule 485
-----------
             60 days after filing pursuant to paragraph (a) of Rule 485
-----------
             on ______________ pursuant to paragraph (a) of Rule 485
-----------


                            -----------------------


                 Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant has elected to register an indefinite amount of the securities being offered. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1997 on or about March 27, 1998.


================================================================================

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
                      THE NATIONAL LIFE INSURANCE COMPANY

                Cross Reference to Items Required by Form N-8B-2


N-8B-2 ITEM               CAPTION IN PROSPECTUS
-----------               ---------------------
1                         Cover Page
2                         Cover Page
3                         Not applicable
4                         Distribution of Policies
5                         The Separate Account
6                         The Separate Account
7                         Not applicable
8                         Not applicable
9                         Legal Matters
10                        Summary Description of the Policy; Payment and Allocation of Premiums; Policy Rights; Other Policy
                          Provisions; Changes in Applicable Law, Funding or Otherwise; Voting Rights
11                        The Market Street Fund; Variable Insurance Products Fund; Variable Insurance Products Fund II;
                          Alger American Fund; American Century Variable Portfolios, Inc.; Goldman Sachs Variable
                          Insurance Trust; J. P. Morgan Series Trust II; Neuberger & Berman Advisers Management Trust; Strong
                          Variable Insurance Funds; Strong Opportunity Fund II
12                        The Market Street Fund; Variable Insurance Products Fund; Variable Insurance Products Fund II;
                          Alger American Fund; American Century Variable Portfolios, Inc.; Goldman Sachs Variable
                          Insurance Trust; J. P. Morgan Series Trust II; Neuberger & Berman Advisers Management Trust; Strong
                          Variable Insurance Funds; Strong Opportunity Fund II
13                        Charges and Deductions
14                        Payment and Allocation of Premiums
15                        Payment and Allocation of Premiums
16                        The Market Street Fund; Variable Insurance Products Fund; Alger American Fund
17                        Surrender Privilege; Withdrawal of Cash Surrender Value
18                        The Separate Account
19                        Policy Reports
20                        Not Applicable
21                        Loan Privileges
22                        Not applicable
23                        Not applicable
24                        Not applicable
25                        National Life Insurance Company
26                        Not applicable
27                        National Life Insurance Company
28                        Officers and Directors of National Life
29                        Not applicable
30                        Not applicable
31                        Not applicable
32                        Not applicable
33                        Not applicable
34                        Not applicable

35                        Not applicable
36                        Not applicable
37                        Not applicable
38                        Distribution of Policies
39                        Distribution of Policies
40                        Distribution of Policies
41                        Not applicable
42                        Not applicable
43                        Not applicable
44                        Accumulated Value
45                        Not applicable
46                        Not applicable
47                        National Life Insurance Company, The Separate Account, The Funds
48                        Not applicable
49                        Not applicable
50                        The Separate Account
51                        Payment and Allocation of Premiums; Death Benefit; Distribution of Policies
52                        Changes in Applicable Law, Funding and Otherwise
53                        Not applicable
54                        Not applicable
55                        Appendix A - Illustration of Death Benefits, Accumulated Values and Cash Surrender Values
56                        Appendix A - Illustration of Death Benefits, Accumulated Values and Cash Surrender Values
57                        Appendix A - Illustration of Death Benefits, Accumulated Values and Cash Surrender Values
58                        Not applicable
59                        Financial Statements

                                     PART I

                       Information Required in Prospectus

(logo)                                                               PROSPECTUS
                                    VariTrak

       FLEXIBLE PREMIUM ADJUSTABLE BENEFIT VARIABLE LIFE INSURANCE POLICY
                                   ISSUED BY
                        NATIONAL LIFE INSURANCE COMPANY
              One National Life Drive, Montpelier, Vermont  05604

                          Telephone: (800) 537-7003


         This Prospectus describes the VariTrak Policy, a flexible premium adjustable benefit variable life insurance policy (the "Policy") offered by National Life Insurance Company ("National Life"). The Policy has an insurance component and an investment component. The primary purpose of the Policy is to provide insurance coverage on the life of the Insured. It is designed to provide considerable flexibility in connection with premium payments, investment options, and death benefits. It does so by giving the owner of a Policy (the "Owner") the right to vary the frequency and amount of premium payments (after the initial premium), to allocate Net Premiums among investment alternatives with different investment objectives and (after the first Policy
Year) to increase or decrease the Death Benefit payable under the Policy.


      After certain deductions are made, Net Premiums are allocated to the National Variable Life Insurance Account, a separate account of National Life (the "Separate Account") or to National Life's General Account (which pays interest at declared rates guaranteed to equal or exceed 4%) or both. The Separate Account has fifteen Subaccounts, the assets of which are used to purchase shares of a designated corresponding mutual fund portfolio (each, a "Portfolio") that is part of one of the following funds (each, a "Fund"): the Market Street Fund, Inc. (the "Market Street Fund"), managed by Sentinel Advisors Company, except as to the International Portfolio, which is managed by Providentmutual Investment Management Company, the Variable Insurance Products Fund and the Variable Insurance Products Fund II, managed by Fidelity Investments, and the Alger American Fund, managed by Fred Alger Management, Inc. In addition, it is expected that a total of eleven Portfolios from the following Funds will be made available under the Policies starting on or before September 30, 1998: the American Century Variable Portfolios, Inc., managed by American Century Investment Management, Inc., the Goldman Sachs Variable Insurance Trust, managed by Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the J.P. Morgan Series Trust II, managed by J.P. Morgan Asset Management Inc., the Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated, and the Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund II, managed by Strong Capital Management, Inc.


         The portion of the Accumulated Value in the Subaccounts will vary with the investment experience of the corresponding Portfolios. The Owner bears the entire investment risk for all amounts allocated to the Separate Account; there is no guaranteed minimum Accumulated Value for the Separate Account, and Cash Surrender Value may be more or less than premiums paid.

         The accompanying Prospectuses for the Funds describe the investment objectives and the attendant risks of the Portfolios.

         The Accumulated Value will reflect the Monthly Deductions and certain other fees and charges such as the Mortality and Expense Risk Charge. Also, a Surrender Charge may be imposed if, during the first 15 Policy Years, the Policy lapses or is surrendered. Generally, during the first five Policy Years the Policy will remain in force as long as the Minimum Guarantee Premium is paid or the Cash Surrender Value is sufficient to pay Monthly Deductions imposed in connection with the Policy. After the fifth Policy Year, whether the Policy remains in force depends upon whether the Cash Surrender Value is sufficient to pay the Monthly Deductions under the Policy, unless the optional Guaranteed Death Benefit Rider has been purchased and Minimum Guarantee Premiums have been paid in accordance with such Rider.

         It may not be advantageous to purchase a Policy as a replacement for another type of life insurance or as a means to obtain additional protection if the purchaser already owns an adjustable benefit variable life insurance policy.

                            -----------------------


THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY CURRENT PROSPECTUSES OR PROSPECTUS PROFILES FOR THE FUNDS LISTED ABOVE.


                            -----------------------

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

                            -----------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            -----------------------


SHARES OF THE FUNDS AND INTERESTS IN THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.



                         Prospectus dated May 1, 1998

                              TABLE OF CONTENTS

                                                                                                      PAGE
Definitions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Summary Description of the Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         The Policy Offered . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         The Separate Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Availability of Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         The Death Benefit  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Flexibility to Adjust Amount of Death Benefit  . . . . . . . . . . . . . . . . . . . . . .
         Accumulated Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Allocation of Net Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Transfers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Free-Look Privilege  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Charges Assessed in Connection with the Policy . . . . . . . . . . . . . . . . . . . . . .
                 Summary of Policy Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Premium Tax Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Monthly Deductions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Surrender Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Transfer Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Withdrawal Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Projection Report Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Daily Charges Against the Separate Account . . . . . . . . . . . . . . . . . . . .
                 Other Charges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Policy Lapse and Reinstatement . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Loan Privilege . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Withdrawal of Cash Surrender Value . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Surrender of the Policy  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Available Automated Fund Management Features . . . . . . . . . . . . . . . . . . . . . . .
         Tax Treatment  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Unisex Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Illustrations of Death Benefits, Accumulated Value and Cash Surrender Value  . . . . . . .

National Life Insurance Company, The Separate Account, and The Funds  . . . . . . . . . . . . . . .
         National Life Insurance Company  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         The Separate Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         The Market Street Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 The Common Stock Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 The Growth Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 The Aggressive Growth Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . .
                 The Bond Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 The Managed Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 The International Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 The Money Market Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Variable Insurance Products Fund and Variable Insurance Products Fund II . . . . . . . . .   13
                 Equity-Income Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Growth Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 High Income Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Overseas Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Index 500 Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Contrafund Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Alger American Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Alger American Small Capitalization Portfolio  . . . . . . . . . . . . . . . . . .
                 Alger American Growth Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . .
         American Century Variable Portfolios, Inc. . . . . . . . . . . . . . . . . . . . . . . . .
                  VP Value Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                  VP Income & Growth Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . .
         Goldman Sachs Variable Insurance Trust . . . . . . . . . . . . . . . . . . . . . . . . . .
                  International Equity  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                  Global Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                  CORE Small Cap Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                  Mid Cap Equity  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         J.P. Morgan Series Trust II  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                  International Opportunities Portfolio . . . . . . . . . . . . . . . . . . . . . .
                  Small Company Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Neuberger & Berman Advsiers Management Trust . . . . . . . . . . . . . . . . . . . . . . .
                  Partners Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Strong Variable Insurance Funds, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .
                  Growth Fund II  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Strong Opportunity Fund II . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                                                                                                      PAGE
         Resolving Material Conflicts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         The General Account  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Detailed Description of Policy Provisions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Death Benefit  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 General  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Death Benefit Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Option A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Option B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Which Death Benefit Option to Choose . . . . . . . . . . . . . . . . . . . . . . .
                 Change in Death Benefit Option . . . . . . . . . . . . . . . . . . . . . . . . . .
                 How the Death Benefit May Vary . . . . . . . . . . . . . . . . . . . . . . . . . .
         Ability to Adjust Face Amount  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Increase . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Decrease . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         How the Duration of the Policy May Vary  . . . . . . . . . . . . . . . . . . . . . . . . .
         Accumulated Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Determination of Number of Units for the Separate Account  . . . . . . . . . . . .
                 Determination of Unit Value  . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Net Investment Factor  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Calculation of Accumulated Value . . . . . . . . . . . . . . . . . . . . . . . . .
         Payment and Allocation of Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Issuance of a Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Amount and Timing of Premiums  . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Premium Limitations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Allocation of Net Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Transfers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Policy Lapse . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Reinstatement  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Specialized Uses of the Policy . . . . . . . . . . . . . . . . . . . . . . . . . .

Charges and Deductions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Premium Tax Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Surrender Charges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Deferred Administrative Charge . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Deferred Sales Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Monthly Deductions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Cost of Insurance Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Cost of Insurance Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Rate Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Monthly Administrative Charge  . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Optional Benefit Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Bonus  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Mortality and Expense Risk Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Withdrawal Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Transfer Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Projection Report Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Other Charges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                                                                                                      PAGE
Policy Rights and Privileges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Loan Privileges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 General  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Interest Rate Charged  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Allocation of Loans and Collateral . . . . . . . . . . . . . . . . . . . . . . . .
                 Interest Credited to Amounts Held as Collateral  . . . . . . . . . . . . . . . . .
                 Bonus  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Preferred Policy Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Effect of Policy Loan  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Loan Repayments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Lapse With Loans Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Surrender Privilege  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Withdrawal of Cash Surrender Value . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Option A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Option B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Free-Look Privilege  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Telephone Transaction Privilege  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Special Transfer Rights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Transfer Right for Policy  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Transfer Right for Change in Investment Policy
                 Exchange Right for Connecticut Residents . . . . . . . . . . . . . . . . . . . . .
         Available Automated Fund Management Features . . . . . . . . . . . . . . . . . . . . . . .
                 Dollar Cost Averaging  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Portfolio Rebalancing  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Policy Rights Under Certain Plans  . . . . . . . . . . . . . . . . . . . . . . . . . . . .

The General Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Minimum Guaranteed and Current Interest Rates  . . . . . . . . . . . . . . . . . . . . . .
                 Bonus Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Calculation of Non-loaned Accumulated Value in the General Account . . . . . . . .
         Transfers from General Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Other Policy Provisions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Indefinite Policy Duration . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Payment of Policy Benefits . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 The Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Ownership  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Beneficiary  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Change of Owner and Beneficiary  . . . . . . . . . . . . . . . . . . . . . . . . .
                 Split Dollar Arrangements  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Assignments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Misstatement of Age and Sex  . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Suicide  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Incontestability . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Arbitration  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Correspondence . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Settlement Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Payment of Interest Only . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Payments for a Stated Time . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Payments for Life  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Payments of a Stated Amount  . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Life Annuity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Joint and Two Thirds Annuity . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 50% Survivor Annuity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                                                                                                      PAGE
Optional Benefits . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Waiver of Monthly Deductions . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Accidental Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Guaranteed Insurability Option . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Guaranteed Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Federal Income Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Tax Status of the Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Tax Treatment of Policy Benefits . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 In General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Modified Endowment Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Distributions from Policies Classified as Modified Endowment Contracts . . . . . .
                 Distributions from Policies Not Classified as Modified Endowment Contracts . . . .
                 Policy Loan Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Investment in the Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Multiple Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Special Rules for Employee Benefit Plans . . . . . . . . . . . . . . . . . . . . . . . . .
         Possible Charge for National Life's Taxes  . . . . . . . . . . . . . . . . . . . . . . . .
         Possible Changes in Taxation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Policies Issued in Conjunction with Employee Benefit Plans  . . . . . . . . . . . . . . . . . . . .
Legal Developments Regarding Unisex Actuarial Tables  . . . . . . . . . . . . . . . . . . . . . . .
Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Changes in Applicable Law, Funding and Otherwise
Officers and Directors of National Life . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Distribution of Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Policy Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
State Regulation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Preparing for Year 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Appendix A-Illustration of Death Benefits, Accumulated Values and
         Cash Surrender Values  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   A-1

Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   F-1



THE POLICY MAY NOT BE AVAILABLE IN ALL JURISDICTIONS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. IF GIVEN, SUCH INFORMATION OR REPRESENTATIONS SHOULD NOT BE RELIED ON.

THE PRIMARY PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION. NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO AN INVESTMENT IN A MUTUAL FUND.

                                  DEFINITIONS

ACCUMULATED VALUE                           The sum of the Policy's values in the Separate Account and the General Account.

ATTAINED AGE                                The Issue Age of the Insured plus the number of full Policy Years which have passed since the Date of Issue.

BENEFICIARY                                 The person(s) or entity(ies) designated to receive all or some of the Death Benefit when the Insured dies.  The Beneficiary is designated in the application or if subsequently changed, as shown in the latest change filed with National Life.  The interest of any
                                            Beneficiary who dies before the Insured shall vest in the Owner unless otherwise stated.

CASH SURRENDER VALUE                        The Accumulated Value minus any applicable Surrender Charge, and minus any outstanding
                                            Policy loans and accrued interest on such loans.

COLLATERAL                                  The portion of the Accumulated Value in the General Account which secures the amount of any Policy loan.

DAC TAX                                     A tax attributable to Specified Policy Acquisition Expenses under Internal Revenue Code
                                            Section 848.

DATE OF ISSUE                               The date on which the Policy is issued, which is set forth in the Policy.  It is used to determine Policy Years, Policy Months and Monthly Policy Dates, as well as to measure suicide and contestable periods.

DEATH BENEFIT                               The Policy's Unadjusted Death Benefit, plus any dividends payable, plus any relevant additional benefits provided by a supplementary benefit Rider, less any outstanding
                                            Policy loan and accrued interest, and less any unpaid Monthly Deductions.

DURATION                                    The number of full years the insurance has been in force; for the Initial Face Amount, measured from the Date of Issue; for any increase in Face Amount, measured from the effective date of such increase.

FACE AMOUNT                                 The Initial Face Amount plus any increases in Face Amount and minus any decreases in
                                            Face Amount.

GENERAL ACCOUNT                             The account which holds the assets of National Life which are available to support its insurance and annuity obligations.

GRACE PERIOD                                A 61-day period measured from the date on which notice of pending lapse is sent by
                                            National Life, during which the Policy will not lapse and insurance coverage continues.
                                            To prevent lapse, the Owner must during the Grace Period make a premium payment equal to the sum of any amount by which the past Monthly Deductions have been in excess of Cash
                                            Surrender Value, plus three times the Monthly Deduction due the date the Grace Period began.

GUARANTEED DEATH BENEFIT
RIDER                                       An optional Rider that will guarantee that the Policy will not lapse prior to Attained
                                            Age 70, or 20 years from the Policy's Date of Issue, if longer, regardless of investment performance, if the Minimum Guarantee Premium has been paid as of each Monthly Policy
                                            Date.

HOME OFFICE                                 National Life's Home Office at National Life Drive, Montpelier, Vermont 05604.

INITIAL FACE AMOUNT                         The Face Amount of the Policy on the Date of Issue.  The Face Amount may be increased or decreased after the first Policy Year.

INSURED                                     The person upon whose life the Policy is issued.

ISSUE AGE                                   The age of the Insured at his or her birthday nearest the Date of Issue.  The Issue Age is stated in the Policy.

MINIMUM FACE AMOUNT                         The Minimum Face Amount is generally $50,000.  However, exceptions may be made in employee benefit plan cases.

MINIMUM GUARANTEE PREMIUM                   The sum of the Minimum Monthly Premiums in effect on each Monthly Policy Date since the
                                            Date of Issue (including the current month), plus all Withdrawals and outstanding Policy loans and accrued interest.

MINIMUM INITIAL PREMIUM                     The minimum premium required to issue a Policy.  It is equal to two times the Minimum
                                            Monthly Premium.

MINIMUM MONTHLY PREMIUM                     The monthly amount used to determine the Minimum Guarantee Premium. This amount, which includes any substandard charges and any applicable Rider charges, is determined separately for each Policy, based on the requested Initial Face Amount, and the Issue
                                            Age, sex and Rate Class of the Insured, and the Death Benefit Option and any optional benefits selected.  It is stated in each Policy.

MONTHLY ADMINISTRATIVE
CHARGE                                      A charge of $7.50 per month included in the Monthly Deduction, which is intended to reimburse National Life for ordinary administrative expenses.

MONTHLY DEDUCTION                           The amount deducted from the Accumulated Value on each Monthly Policy Date.  It includes the Monthly Administrative Charge, the Cost of Insurance Charge, and the monthly cost of any benefits provided by Riders.

MONTHLY POLICY DATE                         The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly
                                            Policy Date would otherwise fall on a date other than a Valuation Day, the Monthly
                                            Policy Date will be deemed to be the next Valuation Day.

NET AMOUNT AT RISK                          The amount by which the Unadjusted Death Benefit exceeds the Accumulated Value.

NET PREMIUM                                 The remainder of a premium after the deduction of the Premium Tax Charge.

OWNER                                       The person(s) or entity(ies) entitled to exercise the rights granted in the Policy.

PLANNED PERIODIC PREMIUM                    The premium amount which the Owner plans to pay at the frequency selected.  The Owner may request a reminder notice and may change the amount of the Planned Periodic Premium.
                                            The Owner is not required to pay the designated amount.

POLICY ANNIVERSARY                          The same day and month as the Date of Issue in each later year.

POLICY YEAR                                 A year that starts on the Date of Issue or on a Policy Anniversary.

PREMIUM TAX CHARGE                          A charge deducted from each premium payment to cover the cost of state and local premium taxes, and the federal DAC Tax.

RATE CLASS                                  The classification of the Insured for cost of insurance purposes.  The Rate Classes are:
                                            preferred nonsmoker; standard nonsmoker; smoker; juvenile; and substandard.

RIDERS                                      Optional benefits that an Owner may elect to add to the Policy at an additional cost.

SURRENDER CHARGE                            The amount deducted from the Accumulated Value of the Policy upon lapse or surrender during the first 15 Policy Years.  The Maximum Surrender Charge is shown in the Policy.

UNADJUSTED DEATH BENEFIT                    Under Option A, the greater of the Face Amount or the applicable percentage of the
                                            Accumulated Value on the date of death; under Option B, the greater of the Face Amount plus the Accumulated Value on the date of death, or the applicable percentage of the
                                            Accumulated Value on the date of death.  The Death Benefit Option is selected at time of application but may be later changed.

VALUATION DAY                               Each day that the New York Stock Exchange is open for business other than the day after
                                            Thanksgiving and any day on which trading is restricted by directive of the Securities and Exchange Commission.  Unless otherwise indicated, whenever under a Policy an event occurs or a transaction is to be effected on a day that is not a Valuation Date, it will be deemed to have occurred on the next Valuation Date.

VALUATION PERIOD                            The time between two successive Valuation Days.  Each Valuation Period includes a
                                            Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.

WITHDRAWAL                                  A payment made at the request of the Owner pursuant to the right in the Policy to withdraw a portion of the Cash Surrender Value of the Policy.  The Withdrawal Charge
                                            will be deducted from the Withdrawal Amount.

                       SUMMARY DESCRIPTION OF THE POLICY

         The following summary of the Policy provisions should be read in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise noted, this Prospectus assumes the Insured is alive.

THE POLICY OFFERED

         The VariTrak flexible premium adjustable benefit variable life insurance policy offered by this Prospectus is issued by National Life. The Policy allows the Owner, subject to certain limitations, to make premium payments in any amount and at any frequency. As long as the Policy remains in force, it will provide for:

         (1)     Life insurance coverage on the named Insured;

         (2)     A Cash Surrender Value;

         (3)     Surrender and withdrawal rights and Policy loan privileges; and

         (4)     A variety of additional insurance benefits.

         The Policy described in this Prospectus is designed to provide insurance coverage to help lessen the economic loss resulting from the death of the Insured. It is not offered primarily as an investment. Life insurance is not a short-term investment. Prospective Owners should consider their need for insurance coverage and the Policy's investment potential on a long-term basis.

         The Policy is called "flexible premium" because there is no fixed schedule for premium payments, even though the Owner may establish a schedule of Planned Periodic Premiums. The Policy is described as "adjustable benefit" because the Owner may, after the first Policy Year and within limits, increase or decrease the Face Amount and may change the Death Benefit Option. The Policy is called "variable" because, unlike a fixed benefit whole life insurance policy, the Death Benefit under the Policy may, and its Accumulated Value will, vary to reflect the investment performance of the chosen subaccounts of the Separate Account, and the crediting of interest to the General Account, as well as other factors.

         The failure to pay Planned Periodic Premiums will not itself cause the Policy to lapse. Conversely, the payment of premiums in any amount or frequency will not necessarily guarantee that the Policy will remain in force. In general, the Policy will lapse if the Cash Surrender Value is insufficient to pay the Monthly Deduction for Cost of Insurance, Monthly Administrative Charges and any applicable Rider charges. During the first five Policy Years, and, if the optional Guaranteed Death Benefit Rider has been purchased, until the later of the Insured's Attained Age 70 or 20 Policy Years from the Date of Issue, the Policy will not lapse, even if the Cash Surrender Value is insufficient to pay the Monthly Deductions, so long as the Minimum Guarantee Premium has been paid.

         A prospective Owner who already has life insurance coverage should consider whether or not changing or adding to existing coverage would be advantageous. Generally it is not advisable to purchase another policy as a replacement for an existing policy.

THE SEPARATE ACCOUNT

         The Separate Account consists of fifteen Subaccounts, the assets of which are used to purchase shares of a designated corresponding Portfolio that is part of one of the following Funds: the

Market Street Fund, the Variable Insurance Products Fund, the Variable
Insurance Products Fund II and the Alger American Fund. In addition, it is expected that a total of eleven Portfolios from the following Funds will be made available under the Policies starting on or before September 30, 1998: the American Century Variable Portfolios, Inc., managed by American Century Investment Management, Inc., the Goldman Sachs Variable Insurance Trust, managed by Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the J.P. Morgan Series Trust II, managed by J.P. Morgan Asset Management Inc., the Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated, and the Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund II, managed by Strong Capital Management, Inc. There is no assurance that the investment objectives of a particular Portfolio will be met. The Owner bears the entire investment risk of amounts allocated to the Separate Account. National Life will reserve the right to limit the number of Subaccounts used in any one Policy over its entire life to 17.


AVAILABILITY OF POLICY

         This Policy can be issued for Insureds from Issue Ages 0 to 85. The Minimum Face Amount is generally $50,000, although exceptions to this minimum may be made for employee benefit plans. Before issuing a Policy, National Life will require that the proposed Insured meet certain underwriting standards satisfactory to National Life. The Rate Classes available are Preferred Nonsmoker, Standard Nonsmoker, Smoker, Juvenile, and Substandard. (See "Issuance of a Policy," Page ____.)

THE DEATH BENEFIT

         As long as the Policy remains in force, National Life will pay the Death Benefit to the Beneficiary upon receipt of due proof of the death of the Insured. The Death Benefit will consist of the Policy's Unadjusted Death Benefit, plus any dividends payable, plus any relevant additional benefits provided by a supplementary benefit Rider, less any outstanding Policy loan and accrued interest, and less any unpaid Monthly Deductions.

         There are two Death Benefit Options available. Death Benefit Option A provides for the greater of (a) the Face Amount and (b) the applicable percentage of the Accumulated Value. Death Benefit Option B provides for the greater of (a) the Face Amount plus the Accumulated Value and (b) the applicable percentage of the Accumulated Value. (See "Death Benefit Options," Page ____.)

FLEXIBILITY TO ADJUST AMOUNT OF DEATH BENEFIT

         After the first Policy Year, the Owner has significant flexibility to adjust the Death Benefit by changing the Death Benefit Option or by increasing or decreasing the Face Amount of the Policy. (See "Change in Death Benefit Option," Page ____, and "Ability to Adjust Face Amount," Page ____.)

         Any change in Death Benefit Option or in the Face Amount may affect the charges under the Policy. Any increase in the Face Amount will result in an increase in the Monthly Deductions. A decrease in Face Amount may also affect the Monthly Deductions. (See "Cost of Insurance," Page ____.)

         To the extent that a requested decrease in Face Amount would result in cumulative premiums exceeding the maximum premium limitations applicable under the Internal Revenue Code for life insurance, National Life will not effect the decrease.

ACCUMULATED VALUE

         The Accumulated Value is the total amount of value held under the Policy at any time. It equals the sum of the amounts held in the Separate Account and the General Account. (See "Calculation of Accumulated Value," Page ____.)

         The Accumulated Value in the Separate Account will reflect the investment performance of the chosen Subaccounts of the Separate Account, any Net Premiums paid, any transfers, any Withdrawals, any loans, any loan repayments, any loan interest paid or credited and any charges assessed in connection with the Policy. The Owner bears the entire investment risk for amounts allocated to the Separate Account. There is no guaranteed minimum for the portion of the Accumulated Value in the Separate Account. Accumulated Value in the Separate Account may be greater or less than the Net Premiums allocated to the Separate Account.

         The General Account earns interest at rates National Life declares in advance for specific periods. The rates are guaranteed to equal or exceed 4%. The principal, after all deductions and charges, is also guaranteed. National Life currently offers a bonus on the crediting rate in the amount of

0.50% per annum on the non-loaned portion of the Accumulated Value in the General Account in each Policy Year beginning with Policy Year 11; however, no bonus is guaranteed except as required by the state of issue. The value of the General Account will reflect any amounts allocated or transferred to it plus interest credited to it, less amounts deducted, transferred or withdrawn from it. (See "The General Account," Page ____.)

         The Collateral portion of the Accumulated Value in the General Account will reflect any amounts transferred from the Separate Account and/or non-loaned portion of the General Account as collateral for Policy loans, plus interest at rates National Life declares of at least 4%. The Collateral will be reduced by loan repayments. (See "Loan Privileges," Page ____.)

         The Accumulated Value is relevant to the computation of the Death Benefit and Cost of Insurance Charges.

ALLOCATION OF NET PREMIUMS

         Except as described below, Net Premiums will generally be allocated to the Subaccounts of the Separate Account and the General Account in accordance with the allocation percentages which are in effect for such premium when received at National Life's Home Office. These percentages will be those specified in the application or as subsequently changed by the Owner.

           Any portion of the initial Net Premium and any Net Premiums received before National Life receives at its Home Office a signed delivery receipt for the Policy (or other evidence satisfactory to National Life that delivery has been completed), and until the date which is ten days after the date of such delivery, that are designated to be allocated to the Separate Account will be allocated instead to the Money Market Subaccount. At the end of such period, the amount in the Money Market Subaccount (including investment experience) will be allocated to each of the chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Separate Account premium allocation percentages. (See "Allocation of Net Premiums," Page ____.)

TRANSFERS

         The Owner may make transfers of the amounts in the Subaccounts of the Separate Account and General Account between and among such accounts.
Transfers between the Subaccounts of the Separate Account or into the General Account will be made on the Valuation Day National Life receives the request. Transfers out of the General Account are limited in amount, and to one transfer per Policy Year. Currently transfers may be made without charge regardless of their frequency, and National Life has no present intent to impose a charge for transfers in the foreseeable future; however, National Life reserves the right, upon prior notice to Policy Owners, to impose in the future a charge of $25 on each transfer in excess of five transfers in any one Policy Year. (See "Transfers," Page ____.)

FREE-LOOK PRIVILEGE

         The Policy provides for an initial "free-look" period, during which the Owner may cancel the Policy and receive a refund equal to the gross premiums paid on the Policy. This free-look period ends on the latest of: (a) 45 days after Part A of the application for the Policy is signed; (b) 10 days after the Owner receives the Policy; and (c) 10 days after National Life mails or personally delivers a Notice of Withdrawal Right to the Owner or any longer period provided by state law. To cancel the Policy, the Owner must return the Policy to National Life or to an agent of National Life within such time with a written request for cancellation. (See "Free-Look Privilege," Page ____.)

CHARGES ASSESSED IN CONNECTION WITH THE POLICY

        Summary of Policy Expenses.


        Transaction Expenses
                Premium Tax.............................. 3.25%
                Sales Loan Imposed on Purchases.......... NONE
                Surrender Charge......................... See below
                Withdrawal Charge........................ Lesser of 2% or $25


        Annual Charges
                Mortality and Expense Risk Charge........ 0.90%
                Cost of Insurance Charge................. Varies by age, sex, Rate Class-See below
                Administrative Charge.................... $90 per year



        Annual Charges of Underlying Funds (for the year ended December 31, 1997




                                                       Management           Other           Total
Funds Available as of May 1, 1998:                        Fee               Expenses        Expenses
----------------------------------                     ----------           --------        --------



        Alger:
                Alger American Growth Portfolio          0.75%              0.04%           0.79%
                Alger American Small Capitalization      0.85%              0.04%           0.89%

        Market Street Fund, Inc.:
                Money Market Portfolio                   0.25%              0.14%           0.39%
                Bond Portfolio                           0.35%              0.22%           0.57%
                Managed Portfolio                        0.40%              0.18%           0.58%
                Aggressive Growth Portfolio              0.45%              0.18%           0.63%
                International Portfolio                  0.75%              0.27%           1.02%
                Growth Portfolio                         0.33%              0.10%           0.43%
                Sentinel Growth Portfolio                0.50%              0.40%           0.90%

        Fidelity: Variable Insurance Products Fund I:
                Equity Income Portfolio                  0.50%              0.08%           0.58%
                Growth Portfolio                         0.60%              0.07%           0.67%
                High Income Portfolio                    0.59%              0.12%           0.71%
                Overseas Portfolio                       0.75%              0.17%           0.92%

        Fidelity:  Variable Insurance Products Fund II:
                Index 500 Portfolio                      0.24%              0.04%           0.28%
                Contrafund Portfolio                     0.60%              0.11%           0.71%

Funds Expected to be Available on or before September 30, 1998:
---------------------------------------------------------------
        American Century Variable Portfolios, Inc.
                VP Value Portfolio                       1.00%                 0            1.00%
                VP Income & Growth Portfolio              .70%                 0             .70%

        Goldman Sachs Variable Insurance Trust
                International Equity                     1.00%               .25%           1.25%
                Global Income                             .90%               .15%           1.05%
                CORE Small Cap Equity                     .75%               .15%            .90%
                Mid Cap Equity                            .80%               .15%            .95%

        J.P. Morgan Series Trust II
                International Opportunities Portfolio     .60%               .60%           1.20%
                Small Company Portfolio                   .60%               .55%           1.15%

        Neuberger & Berman Advisers Management Trust
                Partners Portfolio                        .86%                 0             .86%

        Strong Variable Insurance Funds, Inc.
                Growth Fund II                           1.00%               .20%           1.20%
        Strong Opportunity Fund II                       1.00%               .15%           1.15%



     National Life has agreed to reimburse a portion of the expenses of the Market Street Sentinel Growth Portfolio. Without this reimbursement, that Portfolio's management fee, other expenses and total expenses would have been 0.50%, 0.85% and 1.35% respectively.



     Fidelity Investments agreed to reimburse a portion of the Index 500 Portfolios expenses during the period. Without this reimbursement, that Portfolio's management fee, other expenses and total expenses would have been 0.24%, 0.16% and 0.40% respectively.



     Strong Capital Management, Inc. agreed to reimburse a portion of the Growth Fund II Portfolio's expenses during the period. Without this reimbursement, that Portfolio's management fee, other expenses and total expenses would have been 1.00%, 1.00% and 2.00% respectively.



J.P. Morgan Asset Management, Inc. agreed to reimburse a portion of the International Opportunities Portfolio's expenses and the Small Company Portfolio's expenses during the period. Without this reimbursement, the International Opportunities Portfolio's management fee, other expenses and total expenses would have been 0.60%, 3.65% and 4.25%, respectively, and the Small Company Portfolio's management fee, other expenses and total expenses would have been 0.60%, 3.21% and 3.81%, respectively.



    It is anticipated that these reimbursement arrangements will continue, but there are no legal obligations to continue these arrangements for any particular period of time; if they are terminated, the affected
Portfolios'expenses may increase.


     Premium Tax Charge. A Premium Tax Charge will be deducted from each premium payment, to cover the cost of state and local premium taxes, and the federal DAC Tax. The charge is in an amount of 3.25% of each premium. For qualified employee benefit plans, the charge will be 2.00% of each premium rather than 3.25%. National Life reserves the right to change the amount of the charge deducted from future premiums if the applicable law is changed. (See "Premium Tax Charge," Page ____.)

         Monthly Deductions. On the Date of Issue and on each Monthly Policy Date thereafter, the Accumulated Value will be reduced by a Monthly Deduction equal to the sum of the monthly Cost of Insurance Charge, Monthly Administrative Charge, and a charge for any additional benefits added by rider. The monthly Cost of Insurance Charge will be determined by multiplying the Net Amount at Risk (that is, the Unadjusted Death Benefit less Accumulated Value) by the applicable cost of insurance rate(s), which will depend upon the Issue Age, sex, and Rate Class of the Insured, the Duration and policy size band of the Policy, and on National Life's expectations as to future mortality and expense experience, but which will not exceed the guaranteed maximum cost of insurance rates set forth in the Policy based on the Insured's Attained Age, sex, Rate Class, and the "1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table." (See "Cost of Insurance," Page ____.) The Monthly Administrative Charge is $7.50. In Texas the Monthly Administrative Charge may be changed but is guaranteed never to be greater than $7.50 plus $0.07 per $1,000 of Face Amount. (See "Monthly Administrative Charge," Page ____.) Beginning with Policy Year 11, National Life currently applies a bonus under which the Monthly Deductions are reduced by 0.50% per annum of the Accumulated Value in the Separate Account. (See "Bonus," Page ____.) However, no such bonus is guaranteed except as required by the state of issue.

         Surrender Charge. A Surrender Charge is imposed if the Policy is surrendered or lapses at any time before the end of the fifteenth Policy Year. The Surrender Charge consists of a Deferred Administrative Charge and a Deferred Sales Charge. (See "Surrender Charge," Page ____.)

         The Deferred Administrative Charge varies by Issue Age, and is based
on Initial Face Amount.   Charges per $1,000 of this amount for sample Issue
Ages are shown below. After the first five Policy Years, it declines linearly by month until the end of Policy Year 15, when it becomes zero.

         Sample
         Issue Age                Charge per $1000 of Initial Face Amount
         ---------                ---------------------------------------
           0-5                                None
            10                               $0.50
            15                               $1.00
            20                               $1.50
          25-85                              $2.00

For Issue Ages not shown, the charge will increase by a ratable portion for each full year.

         The Deferred Sales Charge is calculated individually for each Policy, based on its Surrender Charge target premium. The Surrender Charge target premium is an annual amount, based on the Initial Face Amount, Issue Age, sex and Rate Class of the Insured, used solely for the purpose of calculating the Deferred Sales Charge. The Deferred Sales Charge is equal to the lesser of (a) 30% of the premiums received up to one Surrender Charge target premium, plus 10% of all premiums paid in excess of this amount but not greater than twice such amount, plus 9% of all premiums paid in excess of twice such amount, or
(b) an amount that during the first five Policy Years is equal to 50% of the Surrender Charge target premium and that then declines linearly by month through the end of the fifteenth Policy Year, when it becomes zero (or, if less, the maximum permitted under the New York nonforfeiture law).

     Daily Charge Against the Separate Account. A daily charge for National Life's assumption of certain mortality and expense risks incurred in connection with the Policy will be imposed at an annual rate which is currently 0.90% of the average daily net assets of the Separate Account. (See "Charges Against the Separate Account," Page ____.)

     Transfer Charge. Currently an unlimited number of transfers are permitted in each Policy Year without charge, and National Life has no current intent to impose a transfer charge in the foreseeable future; however, National Life reserves the right to impose in the future a charge of $25 for each transfer in excess of five transfers in any one Policy Year. (See "Transfer Charge," Page ____.)

     Withdrawal Charge. A charge equal to the lesser of 2% of the amount withdrawn or $25 will be deducted from each Withdrawal amount paid. (See "Withdrawal Charge," Page ____.)

     Projection Report Charge. National Life may impose a charge for each projection report requested by the Owner. (See "Projection Report Charge, Page ___.)


     Other Charges. Shares of the Portfolios are purchased by the Separate Account at net asset value, which reflects management fees and expenses deducted from the assets of the Portfolios.

POLICY LAPSE AND REINSTATEMENT

   During the first five Policy Years, the Policy will not lapse if premiums in an amount at least equal to the Minimum Guarantee Premium have been paid, regardless of the amount of Cash Surrender Value. If, however, premiums paid are less than the Minimum Guarantee Premium, and the Cash Surrender Value on a Monthly Processing Date is insufficient to cover the Monthly Deduction then due, the Policy will lapse after a 61-day Grace Period unless a sufficient premium has been paid.

     An optional Guaranteed Death Benefit Rider is available which will guarantee that the Policy will not lapse prior to the Insured's Attained Age 70, or 20 years from the Date of Issue of the Policy if longer, regardless of investment performance, if the Minimum Guarantee Premium has been paid on a timely basis. (See "Optional Benefits - Guaranteed Death Benefit," Page ___.)

     Subject to certain conditions, including evidence of insurability satisfactory to National Life and the payment of a sufficient premium, a Policy may be reinstated at any time within five years (or such longer period as may be required in a particular state) after the beginning of the Grace Period. (See "Reinstatement," Page ____.)

LOAN PRIVILEGE

         After the first Policy Year, the Owner may obtain Policy loans in an amount not exceeding, in the aggregate, the Cash Surrender Value less three Monthly Deductions.

         Policy loans will bear interest at a fixed rate of 6% per year, payable at the end of each Policy Year. If interest is not paid when due, it will be added to the outstanding loan balance. Policy loans may be repaid at any time and in any amount. Policy loans outstanding when the Death Benefit becomes payable or the Policy is surrendered will be deducted from the proceeds otherwise payable.

         When a Policy loan is taken, Accumulated Value will be held in the General Account as Collateral for the Policy loan. Accumulated Value is taken from the Subaccounts of the Separate Account based on the instructions of the Owner at the time a loan is taken. If specific allocation instructions have not been received from the Owner, the Policy loan will be allocated to the Subaccounts based on the proportion that each Subaccount's value bears to the total Accumulated Value in the Separate Account. If the Accumulated Value in one or more of the Subaccounts is insufficient to carry out the Owner's instructions, the loan will not be processed until further instructions are received from the Owner. Accumulated Value will be taken from the non-loaned portion of the General Account as Collateral for a loan only to the extent that the Accumulated Value in the Separate Account is insufficient. This amount held in the General Account as Collateral will earn interest at an effective annual rate National Life will determine prior to each calendar year. This rate will not be less than 4%, and National Life currently intends to credit interest on non-loaned Accumulated Value in the General Account for Policies in Policy Year 11 and thereafter at rates which are 0.50% per annum higher than those that apply to non-loaned Accumulated Value in the General Account for Policies still in their first ten Policy Years. Except as required by the state of issue, this bonus is not guaranteed, however, and upon prior notice to Owners National Life may, in its sole discretion, decide not to credit the bonus. National Life also currently intends, but is not obligated to continue, to make preferred loans available on the later of the Insured's Attained Age 65 and the end of Policy Year 20, in limited amounts. For such Policy loans the amount held in the General Account as Collateral will be credited with interest at an annual rate of 6%. However, National Life is not obligated to continue to make preferred loans available, and will make such loans available in its sole discretion. (See "Loan Privileges," Page ____.)

         Depending upon the investment performance of Cash Surrender Value and the amount of a Policy loan, the loan may cause a Policy to lapse. If a Policy is not a Modified Endowment Contract, lapse of the Policy with Policy loans outstanding may result in adverse tax consequences. (See "Tax Treatment of Policy Benefits," Page ____.)

WITHDRAWAL OF CASH SURRENDER VALUE

         After the first Policy Anniversary, the Owner may, subject to certain restrictions, request a Withdrawal of Cash Surrender Value. The minimum amount for such Withdrawal is $500 (exceptions down to $100 may be made for employee benefit plans). The Withdrawal amount will be taken from the Subaccounts of the Separate Account based on instructions provided by the Owner at the time of the Withdrawal. If specific allocation instructions have not been received from the Owner, the Withdrawal will be allocated to the Subaccounts based on the proportion that the value in each account bears to the total Accumulated Value in the Separate Account. If the Accumulated Value in one or more Subaccounts is insufficient to carry out the Owner's instructions, the Withdrawal will not be processed until further instructions are received from the Owner. Withdrawal amounts will be taken from the General Account only to the extent that the Accumulated Value in the Separate Account is insufficient. If Death Benefit Option A is in effect, National Life will reduce the Face Amount by an amount equal to the lesser of (a) the amount of the withdrawal and
(b) the excess of the Face Amount divided by the applicable percentage over the Accumulated Value just after the withdrawal, but in any case not less than zero. (See "Withdrawal of Cash Surrender Value," Page ____.)

     A Withdrawal Charge will be deducted from the amount of each Withdrawal. (See "Charges and Deductions - Withdrawal Charge," Page ____.)

     If a requested Withdrawal would reduce the Face Amount below the Minimum Face Amount, the Withdrawal will not be allowed.

SURRENDER OF THE POLICY

         The Owner may at any time fully surrender the Policy and receive the Cash Surrender Value, if any. The Cash Surrender Value will equal the Accumulated Value less any Policy loan with accrued interest and any applicable Surrender Charge. (See "Surrender Privilege," Page ____.)

AVAILABLE AUTOMATED FUND MANAGEMENT FEATURES

     National Life currently offers, at no charge to Policyowners, two automated fund management programs, Dollar Cost Averaging and Portfolio Rebalancing. (For a description of these features, see "Contract Rights - Available Automated Fund Management Features," Page ____.)

TAX TREATMENT

         National Life believes (based upon Notice 88-128 and the proposed Regulations under Section 7702, issued on July 5, 1991) that a Policy issued on a standard Rate Class basis generally should meet the Section 7702 definition of a life insurance contract. With respect to a Policy issued on a substandard basis, there is insufficient guidance to determine if such a Policy would in all situations satisfy the Section 7702 definition of a life insurance contract, particularly if the Owner pays the full amount of premiums permitted under such a Policy. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, an Owner should not be deemed to be in constructive receipt of

Accumulated Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be completely excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not be taxed on these proceeds. (See "Tax Status of the Policy," Page ____.)

         Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the contract. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. (For further discussion on the circumstances under which a Policy will be treated as a Modified Endowment Contract, See "Tax Treatment of Policy Benefits," Page ____.)

         If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income. Moreover, loans will not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. (See "Distributions from Policies Not Classified as Modified Endowment Contracts," Page ____.)

UNISEX POLICIES

         Policies issued in several states provide for policy values which do not vary by the sex of the Insured. (See "Cost of Insurance", Page ____.) In addition, Policies issued in conjunction with employee benefit plans provide for policy values which do not vary by the sex of the Insured. (See "Policies Issued in Conjunction with Employee Benefit Plans", Page ____.) Thus, references in this Prospectus to sex-distinct cost of insurance rates and any values that vary by the sex of the Insured are not applicable to Policies issued in states which require "unisex" policies or to Policies issued in conjunction with employee benefit plans. Illustrations of the effect of these unisex rates on premiums, Cash Surrender Values, and Death Benefits are available from National Life on request.

ILLUSTRATIONS OF DEATH BENEFITS, ACCUMULATED VALUE AND CASH SURRENDER VALUE

         Illustrations of how investment performance of the Separate Account may cause the Death Benefit, the Accumulated Value and the Cash Surrender Value to vary are included in Appendix A commencing on page A-1.

         These projections of hypothetical values may be helpful in understanding the long-term effects of different levels of investment performance, of charges and deductions, of electing one or the other death benefit option, and generally comparing and contrasting this Policy to other life insurance policies. Nonetheless, the illustrations are based on hypothetical investment rates of return and are not guaranteed. Illustrations are illustrative only and are not a representation of past or future performance. Actual rates of return may be more or less than those reflected in the illustrations and, therefore, actual values will be different from those illustrated.


             NATIONAL LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT,
                                 AND THE FUNDS.

NATIONAL LIFE INSURANCE COMPANY


         National Life, a mutual life insurance company chartered in 1848 under Vermont law, is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions. National Life assumes all insurance risks under the Policy and its assets support the Policy's benefits. On December 31, 1997, National Life's consolidated assets were over $8 billion. (See "Financial Statements," Page F-1.)


THE SEPARATE ACCOUNT

         The Separate Account was established by National Life on February 1, 1985 under the provisions of the Vermont Insurance Law. It is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies National Life may issue.

         The Separate Account's assets are the property of National Life. Each Policy provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account will not be chargeable with liabilities arising out of any other business that National Life may conduct. In addition to the net assets and other liabilities for the Policies, the Separate Account's net assets may in the future include amounts held to support other variable life insurance policies issued by National Life and amounts derived from expenses charged to the Policies by National Life which it currently holds in the Separate Account. From time to time these additional amounts will be transferred in cash by National Life to its General Account.

         The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust type of investment company. Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC. The Separate Account meets the definition of a "Separate Account" under Federal securities laws.


         Owners may choose among the Subaccount options described below. However, once the new Subaccounts which are expected to be made available on or before September 30, 1998 are made available, National Life will reserve the right to limit the number of different Subaccounts used in any one Policy over its entire life to 17.


THE MARKET STREET FUND


         The Growth, Sentinel Growth, Aggressive Growth, Bond, Managed, International, and Money Market Subaccounts of the Separate Account invest in shares of The Market Street Fund, Inc., a "series" type of mutual fund which is registered with the SEC under the 1940 Act as a diversified open-end management investment company. The Market Street Fund currently issues seven "series" or classes of shares, each representing an interest in a separate portfolio within the Fund, and seven of which are purchased and redeemed by the corresponding Subaccounts of the Separate Account: the Growth Portfolio, the Sentinel
Growth Portfolio, the Aggressive Growth Portfolio, the Bond Portfolio, the Managed Portfolio, the International Portfolio and the Money Market Portfolio. The Market Street Fund sells and redeems its shares at net asset value without a sales charge.


         The investment objectives of the Market Street Fund's Portfolios eligible for purchase by the Separate Account are set forth below. The investment experience of each of the Subaccounts of the Separate Account depends on the investment performance of the corresponding Portfolio. There is no assurance that any Portfolio will achieve its stated objective.


         The Growth Portfolio. The Growth Portfolio seeks intermediate and long-term growth of capital. A reasonable level of income is an important secondary objective. This Portfolio pursues its objectives by investing primarily in common stocks of companies believed to offer above-average growth potential over both the intermediate and the long-term.


         The Sentinel Growth Portfolio. The Sentinel Growth Portfolio seeks long-term growth of capital through equity participation in companies having growth potential believed by its investment adviser to be more favorable than the U.S. economy as a whole, with a focus on relatively well-established companies.

         The Aggressive Growth Portfolio. The Aggressive Growth Portfolio seeks to achieve a high level of long-term capital appreciation by investing in securities of a diverse group of smaller emerging companies.

         The Bond Portfolio. The Bond Portfolio seeks to generate a high level of current income consistent with prudent investment risk by investing in a diversified portfolio of marketable debt securities.

         The Managed Portfolio. The Managed Portfolio seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments or a combination thereof.

         The International Portfolio. The International Portfolio seeks long-term growth of capital principally through investments in a diversified portfolio of marketable equity securities of established non-United States companies.

         The Money Market Portfolio. The Money Market Portfolio seeks to provide maximum current income consistent with capital preservation and liquidity by investing in high-quality money market instruments.


         With respect to the Growth, Sentinel Growth, Aggressive Growth,
Bond, Managed and Money Market Portfolios, the Market Street Fund is advised by Sentinel Advisors Company ("SAC"), which is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. SAC is a partnership whose partners are affiliates of National Life, Provident Mutual Life Insurance Company ("Provident Mutual"), and The Penn Mutual Life Insurance Company. National Life's affiliate is currently the managing partner of SAC and is entitled to the majority share of SAC's profit or loss.



     With respect to the International Portfolio, the Market Street Fund is advised by Providentmutual Investment Management Company ("PIMC"), which is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. PIMC has employed The Boston Company Asset Management, Inc. to provide investment advisory services in connection with the Portfolio.

   A full description of the Market Street Fund, its investment objectives and policies, its risks, expenses, and all other aspects of its operation is contained in the attached Prospectus for the Market Street Fund, which should be read together with this Prospectus.

VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II

     The Separate Account has four Subaccounts which invest exclusively in shares of Portfolios of the Variable Insurance Products Fund (the "VIP Fund") and two Subaccounts which invest exclusively in shares of Portfolios of the Variable Insurance Products Fund II ("VIP Fund II"). Like the Market Street Fund, the VIP Fund and the VIP II Fund are "series" type mutual funds registered with the SEC as diversified open-end management investment companies issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of the VIP Fund or VIP Fund II.


     The Fidelity Equity-Income Subaccount, Fidelity Growth Subaccount, Fidelity High Income Subaccount, and Fidelity Overseas Subaccount of the Separate Account invest in shares of the Equity-Income Portfolio, Growth Portfolio, the High Income Portfolio, and the Overseas Portfolio, respectively, of the VIP Fund. The Fidelity Index 500 Subaccount and the Fidelity Contrafund Subaccount of the Separate Account invest in shares of the Index 500 Portfolio and the Contrafund Portfolio, respectively, of the VIP Fund II. Shares of these Portfolios are purchased and redeemed by the Separate Account at net asset value without a sales charge.


     The investment objectives of the Portfolios of the VIP Fund and the VIP Fund II in which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the corresponding Portfolio. There is no assurance that any Portfolio will achieve its stated objective.

     Equity-Income Portfolio. This Portfolio seeks reasonable income by investing primarily in income producing equity securities. In choosing these securities, the Equity-Income Portfolio considers the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard and Poor's 500 Composite Stock Price Index.

     Growth Portfolio. This Portfolio seeks to achieve capital appreciation. The Growth Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     High Income Portfolio. This Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The risks of investing in these high-yielding, high-risk securities is described in the attached Prospectus for the VIP Fund, which should be read carefully before investing.

     Overseas Portfolio. This Portfolio seeks long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for diversification by participating in companies and economies outside of the United States.


     Index 500 Portfolio. This portfolio seeks to match the total return of the Standard & Poors' Composite Index of 500 Stocks ("S&P 500") while keeping expenses low. This Portfolio normally invests at least 80% of its assets in equity securities of companies that compose the S&P 500.


     Contrafund Portfolio. This Portfolio seeks capital appreciation by investing primarily in companies that the Fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.


     The Equity-Income, Growth, High Income, and Overseas Portfolios of the VIP Fund and the Index 500 and Contrafund Portfolios of the VIP Fund II are managed by Fidelity Management and Research Company ("FMR"). With respect to the Index 500 Portfolio, Bankers Trust Company currently serves as sub-advisor to the Portfolio and manages the Portfolio.

On behalf of Overseas Portfolio, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and Fidelity International Investment Advisors ("FIIA").

         A full description of the VIP Fund and the VIP Fund II, the investment objectives and policies of the Portfolios, the risks, expenses and all other aspects of their operation is contained in the attached Prospectuses for the VIP Fund and the VIP Fund II.

ALGER AMERICAN FUND

   The Separate Account has two Subaccounts which invest exclusively in shares of Portfolios of the Alger American Fund. Like the Market Street Fund and the VIP Fund, the Alger American Fund is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of the Alger American Fund.


   The Alger Small Cap Subaccount and the Alger Growth Subaccount of the Separate Account invest in shares of the Alger American Small Capitalization Portfolio and the Alger American Growth Portfolio, respectively, of the Alger American Fund. Shares of these Portfolios are purchased and redeemed by the Separate Account at net asset value without a sales charge.


   The investment objectives of the Portfolios of the Alger American Fund in which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the corresponding Portfolio. There is no assurance that any Portfolio will achieve its stated objective.

   Alger American Small Capitalization Portfolio. This Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of less than $1 billion. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio.

   Alger American Growth Portfolio. This Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with a total market capitalization of $1 billion or greater. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio.


         The Alger American Small Capitalization Portfolio and the Alger American Growth Portfolio are managed by Fred Alger Management, Inc.





         A full description of the Alger American Fund, the investment objectives and policies of the Portfolios, the risks, expenses and all other aspects of their operation is contained in the attached Prospectus for the Alger American Fund.



    It is expected that the Portfolios described below from the American Century Variable Portfolios, Inc., the Goldman Sachs Variable Insurance Trust, the J.P. Morgan Series Trust II, the Neuberger & Berman Advisers Management Trust, and the Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund II, will be available under the Policies on or before September 30, 1998. National Life will supplement this Prospectus to disclose when these additional Funds are available.



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.



      The Variable Account has one Subaccount which is expected, as of a date on or before September 30, 1998, to invest exclusively in shares of the VP Value portfolio, and one Subaccount which is expected, as of a date on or before September 30, 1998, to invest exclusively in shares of VP Income & Growth portfolio, each of which are series of American Century Variable Portfolios, Inc. American Century Variable portfolios, Inc. is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a portfolio of American Century Variable Portfolios, Inc.



      The American Century VP Value Subaccount and the American Century VP Income & Growth Subaccount of the Variable Account will invest in shares of the VP Value portfolio and the VP Income & Growth portfolio, respectively, of the American Century Variable Portfolios, Inc. Shares of these Portfolios will be purchased and redeemed by the Variable Account at net asset value without a sales charge.



      The investment objectives of the Portfolios of American Century Variable Portfolios, Inc. in which the Subaccounts are expected to invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the underlying Portfolio. There is no assurance that either Portfolio will achieve its stated objective.

      VP Value. To seek long-term capital growth. Income is a secondary objective. The Portfolio will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.



      VP Income & Growth. To seek dividend growth, current income and capital appreciation. The Portfolio will seek to achieve its investment objective by investing in common stocks.



         The VP Value Portfolio and the VP Income & Growth Portfolio of the American Century Variable Portfolios, Inc. are managed by American Century Investment Management, Inc. A full description of these Portfolios, their investment objectives and policies, and the risks, expenses and all other aspects of their operation is contained in the attached Prospectuses for VP Value and VP Income & Growth.



GOLDMAN SACHS VARIABLE INSURANCE TRUST



The Variable Account has four Subaccounts which which are expected, as of a date on or before September 30, 1998, to invest exclusively in shares of the following four Portfolios of Goldman Sachs Variable Insurance Trust: the International Equity Fund, the Global Income Fund, the CORE Small Cap Equity Fund and the Mid Cap Equity Fund. Goldman Sachs Variable Insurance Trust is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of Goldman Sachs Variable Insurance Trust.



      The Goldman Sachs International Equity Subaccount, the Goldman Sachs Global Income Subaccount, the Goldman Sachs CORE Small Cap Equity Subaccount and the Goldman Sachs Mid Cap Equity Subaccount will invest in shares of the the International Equity Fund, the Global Income Fund, the CORE Small Cap Equity and the Mid Cap Equity Fund, respectively, of Goldman Sachs Variable Insurance Trust. Shares of these Portfolios will be purchased and redeemed by the Variable Account at net asset value without a sales charge.



      The investment objectives of the Portfolios of Goldman Sachs Variable Insurance Trust which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the underlying Portfolio. There is no assurance that either Fund will achieve its stated objective.



      Goldman Sachs International Equity Fund. Seeks long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.



      Goldman Sachs Global Income Fund. Seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. The Portfolio invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and foreign currencies.



      Goldman Sachs CORE Small Cap Equity Fund. Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

      Goldman Sachs Mid Cap Equity Fund. Seeks long-term capital appreciation primarily through investments in equity securities of companies with public stock market capitalizations of between $500 million and $10 billion at the time of investment.



      The International Equity and Global Income Funds are managed by Goldman Sachs Asset Management International, and the Core Small Cap Equity and Mid Cap Equity Funds are managed by Goldman Sachs Asset Management. A full description of the International Equity Fund, the Global Income Fund, the CORE Small Cap Equity Fund and the Mid Cap Equity Fund series of Goldman Sachs Variable Insurance Trust. Their investment objectives and policies, and the risks, expenses and all other aspects of their operation is contained in the attached Prospectuses for the Goldman Sachs Variable Insurance Trust.



J.P. MORGAN SERIES TRUST II



      The Variable Account has one Subaccount which is expected, as of a date on or before September 30, 1998, to invest exclusively in shares of the J.P. Morgan International Opportunities Portfolio, and one Subaccount which is expected, as of a date on or before September 30, 1998, to invest exclusively in shares of J.P. Morgan Small Company Portfolio, each of which are series of J.P. Morgan Series Trust II. J.P. Morgan Series Fund II is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of J.P. Morgan Series Trust II.



      The J.P. Morgan International Opportunities Subaccount and the J.P. Morgan Small Company Subaccount of the Variable Account will invest in shares of the J.P. Morgan International Opportunities Portfolio and the J.P. Morgan Small Company Portfolio, respectively, of the J.P. Morgan Series Trust II. Shares of these Portfolios will be purchased and redeemed by the Variable Account at net asset value without a sales charge.



      The investment objectives of the J.P. Morgan Series Trust II Portfolios in which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the underlying Portfolio. There is no assurance that either Portfolio will achieve its stated objective.



      J.P. Morgan International Opportunities Portfolio. Seeks to provide a high total return from a portfolio comprised of equity securities of foreign corporations. The Portfolio is designed for investors with a long-term investment horizon who want to diversify their investments by adding international equities and take advantage of investment opportunities outside the U.S. As an international investment, the Portfolio is subject to foreign market, political, and currency risks.



      J.P. Morgan Small Company Portfolio. Seeks to provide a high total return from a portfolio comprised of equity securities of small companies. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations of less than $1 billion. The Portfolio is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of large companies.



      The J.P. Morgan International Opportunities Portfolio and the J.P. Morgan Small Company Portfolio of the J.P. Morgan Series Trust II are managed by J.P. Morgan Investment Management Inc. A full description of these Portfolios, their investment objectives and policies, and the risks, expenses and all other aspects of their operation is contained in the attached Prospectuses for the J.P. Morgan International Opportunities Portfolio and the J.P. Morgan Small Company Portfolio.



NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST



      The Variable Account has one Subaccount which is expected, as of a date on or before September 30, 1998, to invest exclusively in shares of the Partners Portfolio, a series of Neuberger & Berman Advisers Management Trust. Neuberger & Berman Advisers Management Trust is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of Neuberger & Berman Advisers Management Trust.



      The Neuberger & Berman Partners Subaccount of the Variable Account will invest in shares of the Partners Portfolio of Neuberger & Berman Advisers Management Trust. Shares of this Portfolio will be purchased and redeemed by the Variable Account at net asset value without a sales charge.



      The investment objectives of the Partners Portfolio are set forth below. The investment experience of each Subaccount depends upon the investment performance of the underlying Portfolio. There is no assurance that the Portfolio will achieve its stated objective.

      Partners Portfolio. To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Neuberger & Berman Advisers Management Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof.



      The Partners Portfolio of Neuberger & Berman Advisers Management Trust is managed by Neuberger & Berman Management Incorporated. A full description of this Portfolio, its investment objectives and policies, and the risks, expenses and all other aspects of its operation is contained in the attached Prospectus for the Partners Portfolio of Neuberger & Berman Advisers Management Trust.



STRONG VARIABLE INSURANCE FUNDS, INC. AND STRONG OPPORTUNITY FUND II, INC.



      The Variable Account has one Subaccount which is expected, as of a date on or before September 30, 1998, to invest exclusively in shares of the Growth Fund II, a series of Strong Variable Insurance Funds, Inc., and one Subaccount which is expected, as of a date on or before September 30, 1998, to invest exclusively in shares of Strong Opportunity Fund II, Inc. Strong Variable Insurance Funds, Inc. is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund II is a single series mutual fund also registered with the SEC as a diversified open-end management investment company.



      The Strong Growth Subaccount and the Strong Opportunity Subaccount of the Variable Account will invest in shares of the Growth Fund II series of the Strong Variable Insurance Funds, Inc., and the Strong Opportunity Fund II, respectively. Shares of these Funds will be purchased and redeemed by the Variable Account at net asset value without a sales charge.



      The investment objectives of the Strong Funds in which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the underlying Fund. There is no assurance that either Portfolio will achieve its stated objective.



      Growth Fund II. This Portfolio seeks capital growth. It invests primarily in equity securities that the advisor believes have above-average growth prospects.



      Strong Opportunity Fund II, Inc. This Fund seeks capital appreciation through investments in a diversified portfolio of equity securities.



      The Growth Fund II series of Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund, Inc. are managed by Strong Capital Management, Inc.



      A full description of the Growth Fund II series of Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund, Inc. their investment objectives and policies, and the risks, expenses and all other aspects of their operation is contained in the attached Prospectuses for the Growth Fund II and Strong Opportunity Fund II, Inc.



RESOLVING MATERIAL CONFLICTS



      The participation agreements pursuant to which the Funds sell their shares to Subaccounts of the Separate Account contain varying provisions regarding termination. In general, each party may terminate a participation agreement at its option with specified advance written notice, and may also terminate in the event of specific regulatory or business developments.

       Should an agreement between National Life and a Fund terminate, the Subaccounts which invest in that Fund may not be able to purchase additional shares of such Fund. In that event, Owners will no longer be able to transfer Accumulated Values or allocate Net Premiums to Subaccounts investing in Portfolios of such Fund.

       Additionally, in certain circumstances, it is possible that a Fund or a Portfolio of a Fund may refuse to sell its shares to a Subaccount despite the fact that the participation agreement between the Fund and National Life has not been terminated. Should a Fund or Portfolio of such Fund decide not to sell its shares to National Life, National Life will not be able to honor requests by Owners to allocate cash values or net premiums to Subaccounts investing in shares of that Fund or Portfolio.




     The Funds are available to registered separate accounts of insurance companies, other than National Life, offering variable annuity and variable life insurance policies. As a result, there is a possibility that a material conflict may arise between the interests of Owners with Accumulated Value allocated to the Separate Account and the owners of life insurance policies and variable annuities issued by such other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds.

       In the event of a material conflict, National Life will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors or Trustees of the Funds intend to monitor events in order to identify any material conflicts that possibly may arise and to determine what action, if any, should be taken in response to those events or conflicts. See the individual Fund Prospectuses for more information.


       National Life has entered into or may enter into agreements with Funds pursuant to which the adviser or distributor pays National Life a fee based upon an annual percentage of the average net asset amount invested by National Life on behalf of the Separate Account and other separate accounts of National Life. These percentages may differ, and National Life may be paid a greater percentage by some investment advisers or distributors than other advisers or distributors. These agreements reflect administrative services provided by National Life.



       The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of mutual fund portfolios other than the Portfolios that may be managed by the investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.


THE GENERAL ACCOUNT

       For information on the General Account, see page ____.

                   DETAILED DESCRIPTION OF POLICY PROVISIONS

   DEATH BENEFIT

       General. As long as the Policy remains in force, the Death Benefit of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the named Beneficiary in accordance with the designated Death Benefit Option, unless the claim is contestable in accordance with the terms of the Policy. The proceeds may be paid in cash or under one of the Settlement Options set forth in the Policy. (See "Payment of Policy Benefits," Page __.) The Death Benefit payable under the designated Death Benefit Option will be the Unadjusted Death Benefit under that Death Benefit Option, increased by any additional benefits and any dividend payable, and decreased by any outstanding Policy loan and accrued interest and any unpaid Monthly Deductions.

         Death Benefit Options.  The Policy provides two Death Benefit Options:
  Option A and Option B. The Owner designates the Death Benefit Option in the application and may change it as described in "Change in Death Benefit Option," Page ___.

     Option A. The Unadjusted Death Benefit is equal to the greater of (a) the Face Amount of the Policy and (b) the Accumulated Value on the Valuation Date on or next following the Insured's date of death multiplied by the specified percentage shown in the table below:

         Attained Age        Percentage                     Attained Age     Percentage
         ------------        ----------                     ------------     ----------
         40 and under        250%                           60               130%
            45               215%                           65               120%
            50               185%                           70               115%
            55               150%                           75  and over     105%

For Attained Ages not shown, the percentages will decrease by a ratable portion of each full year.

     Illustration of Option A -- For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no Policy loan outstanding.

     Under Option A, a Policy with a Face Amount of $200,000 will generally pay an Unadjusted Death Benefit of $200,000. The specified percentage for an Insured under Attained Age 40 on the Policy Anniversary prior to the date of death is 250%. Because the Unadjusted Death Benefit must be equal to or greater than 2.50 times the Accumulated Value, any time the Accumulated Value exceeds $80,000 the Unadjusted Death Benefit will exceed the Face Amount. Each additional dollar added to the Accumulated Value will increase the Unadjusted Death Benefit by $2.50. Thus, a 35 year old Insured with an Accumulated Value of $90,000 will have an Unadjusted Death Benefit of $225,000 (2.50 x $90,000, and an Accumulated Value of $150,000 will have an Unadjusted Death Benefit of $375,000 (2.50 x $150,000).

     Similarly, any time the Accumulated Value exceeds $80,000, each dollar taken out of the Accumulated Value will reduce the Unadjusted Death Benefit by $2.50. If at any time, however, the Accumulated Value multiplied by the specified percentage is less than the Face Amount, the Unadjusted Death Benefit will be the Face Amount of the Policy.

     Option B. The Unadjusted Death Benefit is equal to the greater of (a) the Face Amount of the Policy plus the Accumulated Value and (b) the Accumulated Value on the Valuation Date on or next following the Insured's date of death multiplied by the specified percentage shown in the table above.

     Illustration of Option B -- For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no Policy loan outstanding.

     Under Option B, a Policy with a face amount of $200,000 will generally pay an Unadjusted Death Benefit of $200,000 plus the Accumulated Value. Thus, for example, a Policy with a $50,000

Accumulated Value will have an Unadjusted Death Benefit of $250,000 ($200,000 plus $50,000). Since the specified percentage is 250%, the Unadjusted Death Benefit will be at least 2.50 times the Accumulated Value. As a result, if the Accumulated Value exceeds $133,333, the Unadjusted Death Benefit will be greater than the Face Amount plus the Accumulated Value. Each additional dollar added to the Accumulated Value above $133,333 will increase the Unadjusted Death Benefit by $2.50. An Insured with an Accumulated Value of $150,000 will have an Unadjusted Death Benefit of $375,000 (2.50 x $150,000), and an Accumulated Value of $200,000 will yield an Unadjusted Death Benefit of $500,000 (2.50 x $200,000). Similarly, any time the Accumulated Value exceeds $133,333, each dollar taken out of the Accumulated Value will reduce the Unadjusted Death Benefit by $2.50. If at any time, however, the Accumulated Value multiplied by the specified percentage is less than the Face Amount plus the Accumulated Value, the Unadjusted Death Benefit will be the Face Amount plus the Accumulated Value.

     At Attained Age 99, Option B automatically becomes Option A.

     Which Death Benefit Option to Choose. If an Owner prefers to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, the Owner should choose Option B. If an Owner is satisfied with the amount of the Insured's existing insurance coverage and prefers to have premium payments and favorable investment performance reflected to the maximum extent in the Accumulated Value, the Owner should choose Option A.

     Change in Death Benefit Option. After the first Policy Year, the Death Benefit Option in effect may be changed by sending National Life a written request. No charges will be imposed to make a change in the Death Benefit Option. The effective date of any such change will be the Monthly Policy Date on or next following the date National Life receives the written request. Only one change in Death Benefit Option is permitted in any one Policy Year.

     If the Death Benefit Option is changed from Option A to Option B, on the effective date of the change, the Death Benefit will not change and the Face Amount will be decreased by the Accumulated Value on that date. However, this change may not be made if it would reduce the Face Amount to less than the Minimum Face Amount.

     If the Death Benefit Option is changed from Option B to Option A, on the effective date of the change, the Death Benefit will not change and the Face Amount will be increased by the Accumulated Value on that date.

     A change in the Death Benefit Option may affect the Net Amount at Risk over time which, in turn, would affect the monthly Cost of Insurance Charge (see "Monthly Deductions," Page __). Changing from Option A to Option B will generally result in a Net Amount at Risk that remains level. Such a change will result in a relative increase in the Cost of Insurance Charges over time because the Net Amount at Risk will, unless the Unadjusted Death Benefit is based on the applicable percentage of Accumulated Value, remain level as cost of insurance rates increase over time, rather than the Net Amount at Risk decreasing as the Accumulated Value increases. Changing from Option B to Option A will, if the Accumulated Value increases, decrease the Net Amount at Risk over time, thereby potentially offsetting the effect of increases and over time in the cost of insurance rates.

     The effects of these Death Benefit Option changes on the Face Amount, Unadjusted Death Benefit and Net Amount at Risk can be illustrated as follows. Assume that a contract under Option A has a Face Amount of $500,000 and an Accumulated Value of $100,000 and, therefore, an Unadjusted Death Benefit of $500,000 and a Net Amount at Risk of $400,000 ($500,000 - $100,000). If the
Death Benefit Option is changed from Option A to Option B, the Face Amount will decrease from $500,000 to $400,000 and the Unadjusted Death Benefit and Net Amount at Risk would remain the same. Assume that a contract under Option B has a Face Amount of $500,000 and an Accumulated Value of $50,000 and, therefore, the Unadjusted Death Benefit is $550,000 ($500,000 + $50,000) and the Net Amount at Risk is $500,000 ($550,000 - $50,000). If the Death Benefit Option is changed from Option B to Option A, the Face Amount will increase to $550,000, and the Unadjusted Death Benefit and Net Amount at Risk would remain the same.

     If a change in the Death Benefit Option would result in cumulative premiums exceeding the maximum premium limitations under the Internal Revenue Code for life insurance, National Life will not effect the change.

     A change in the Death Benefit Option may have Federal income tax consequences. (See "Tax Treatment of Policy Benefits," Page ____).

     How the Death Benefit May Vary. The amount of the Death Benefit may vary with the Accumulated Value in the following circumstances. The Death Benefit under Option A will vary with the Accumulated Value whenever the specified percentage of Accumulated Value exceeds the Face Amount of the Policy. The Death Benefit under Option B will always vary with the Accumulated Value because the Unadjusted Death Benefit equals the greater of (a) the Face Amount plus the Accumulated Value and (b) the Accumulated Value multiplied by the specified percentage.


ABILITY TO ADJUST FACE AMOUNT

       Subject to certain limitations, an Owner may generally, at any time after the first Policy Year, increase or decrease the Policy's Face Amount by submitting a written application to National Life. The effective date of an increase will be the Monthly Policy Date on or next following National Life's approval of the request, and the effective date of a decrease is the Monthly Policy Date on or next following the date that National Life receives the written request. Employee benefit plan Policies may adjust the Face Amount even in Policy Year 1. An increase in Face Amount may have federal tax consequences. (See "Tax Treatment Of Policy Benefits," Page ___). The effect of changes in Face Amount on Policy charges, as well as other considerations, are described below.


       Increase. A request for an increase in Face Amount may not be for less than $25,000, or such lesser amount required in a particular state (except that the minimum for employee benefit plans is $2000). The Owner may not increase the Face Amount after the Insured's Attained Age 85. To obtain the increase, the Owner must submit an application for the increase and provide evidence satisfactory to National Life of the Insured's insurability.

       On the effective date of an increase, and taking the increase into account, the Cash Surrender Value must be equal to the Monthly Deductions then due. If the Cash Surrender Value is not sufficient, the increase will not take effect until the Owner makes a sufficient additional premium payment to increase the Cash Surrender Value.

       An increase in the Face Amount will generally affect the total Net Amount at Risk which will increase the monthly Cost of Insurance Charges. In addition, the Insured may be in a different Rate Class as to the increase in insurance coverage. An increase in premium payment or frequency may be appropriate after an increase in Face Amount. (See "Cost of Insurance," Page ___).

         Decrease. The amount of the Face Amount after a decrease cannot be less than 75% of the largest Face Amount in force at any time in the twelve months immediately preceding National Life's receipt of the request. The Face Amount after any decrease may not be less than the Minimum Face Amount, which is generally currently $50,000. To the extent a decrease in the Face Amount could result in cumulative premiums exceeding the maximum premium limitations applicable for life insurance under the Internal Revenue Code, National Life will not effect the decrease.

       A decrease in the Face Amount generally will decrease the total Net Amount at Risk, which will decrease an Owner's monthly Cost of Insurance Charges.

       For purposes of determining the Cost of Insurance Charge, any decrease in the Face Amount will reduce the Face Amount in the following order: (a) the increase in Face Amount provided by the most recent increase; (b) the next most recent increases, in inverse chronological order; and (c) the Initial Face Amount.

HOW THE DURATION OF THE POLICY MAY VARY

         The Policy will remain in force as long as the Cash Surrender Value of the Policy is sufficient to pay the Monthly Deductions and the charges under the Policy. When the Cash Surrender Value is insufficient to pay the charges and the Grace Period expires without an adequate premium payment by the Owner, the Policy will lapse and terminate without value. Notwithstanding the foregoing, during the first five Policy Years the Policy will not lapse if, as of the Monthly Policy Date that the Cash Surrender Value of the Policy first becomes insufficient to pay the charges, the Minimum Guarantee Premium has been paid. The Owner has certain rights to reinstate the Policy, if it should lapse. (See "Reinstatement," Page ___).

          In addition, an optional Guaranteed Death Benefit Rider is available which will guarantee that the Policy will not lapse prior to age 70, or 20 years from the Date of Issue of the Policy, if longer, regardless of investment performance, if the Minimum Guarantee Premium has been paid as of each Monthly Policy Date.

ACCUMULATED VALUE

         The Accumulated Value is the total amount of value held under the Policy at any time. It is equal to the sum of the Policy's values in the Separate Account and the General Account. The Accumulated Value minus any applicable Surrender Charge, and minus any outstanding Policy loans and accrued interest, is equal to the Cash Surrender Value. There is no guaranteed minimum for the portion of the Accumulated Value in any of the Subaccounts of the Separate Account and, because the Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

         The Accumulated Value and Cash Surrender Value will reflect the Net Premiums paid, investment performance of the chosen Subaccounts of the Separate Account, the crediting of interest on non-loaned Accumulated Value in the General Account and amounts held as Collateral in the General Account, any transfers, any Withdrawals, any loans, any loan repayments, any loan interest paid, and charges assessed in connection with the Policy.

         Determination of Number of Units for the Separate Account. Amounts allocated, transferred or added to a Subaccount of the Separate Account under a Policy are used to purchase units of that Subaccount; units are redeemed when amounts are deducted, transferred or withdrawn. The number of units a Policy has in a Subaccount equals the number of units purchased minus the number of units redeemed up to such time. For each Subaccount, the number of units purchased or redeemed in connection with a particular transaction is determined by dividing the dollar amount by the unit value.

         Determination of Unit Value. The unit value of a Subaccount is equal to the unit value on the immediately preceding Valuation Day multiplied by the Net Investment Factor for that Subaccount on that Valuation Day.

         Net Investment Factor. Each Subaccount of the Separate Account has its own Net Investment Factor. The Net Investment Factor measures the daily investment performance of the Subaccount. The factor will increase or decrease, as appropriate, to reflect net investment income and capital gains or losses, realized and unrealized, for the securities of the underlying portfolio or series.

         The asset charge for mortality and expense risks will be deducted in determining the applicable Net Investment Factor. (See "Charges and Deductions
- Mortality and Expense Risk Charge," Page __).

         Calculation of Accumulated Value. The Accumulated Value is determined first on the Date of Issue and thereafter on each Valuation Day. On the Date of Issue, the Accumulated Value will be the Net Premiums received, plus any earnings prior to the Date of Issue, less any Monthly Deductions due on the Date of Issue. On each Valuation Day after the Date of Issue, the Accumulated Value will be:

         (1) The aggregate of the values attributable to the Policy in the Separate Account, determined by multiplying the number of units the Policy has in each Subaccount of the Separate Account by such Subaccount's unit value on that date; plus

         (2) The value attributable to the Policy in the General Account (See "The General Account," Page ___).

PAYMENT AND ALLOCATION OF PREMIUMS

         Issuance of a Policy. In order to purchase a Policy, an individual must make application to National Life through a licensed National Life agent who is also a registered representative of Equity Services, Inc. ("ESI") or a broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer. If the Minimum Initial Premium is not submitted with the application, it must be submitted when the Policy is delivered. The Minimum Face Amount of a Policy under National Life's rules is generally $50,000; however, exceptions may be made for employee benefit plans.

         National Life reserves the right to revise its rules from time to time to specify a different Minimum Face Amount for subsequently issued policies. A Policy will be issued only on Insureds who have an Issue Age of 85 or less and who provide National Life with satisfactory evidence of insurability. Acceptance is subject to National Life's underwriting rules. National Life reserves the right to reject an application for any reason permitted by law. (See "Distribution of Policies," Page ___.)

         From the time the application for a Policy is signed until the time the Policy is issued, an applicant can, subject to National Life's underwriting rules, obtain temporary insurance protection, pending issuance of the Policy, by answering "no" to the Health Questions of the Receipt & Temporary Life Insurance Agreement and submitting (a) a complete Application including any medical questionnaire required, and (b) payment of the Minimum Initial Premium. The Minimum Initial Premium will equal two times the Minimum Monthly Premium.

         The amount of coverage under the Receipt & Temporary Life Insurance Agreement is the lesser of the Face Amount applied for or $1,000,000 ($100,000 in the case of proposed Insureds age 70 or over). Coverage under the agreement will end on the earliest of (a) the 90th day from the date of the agreement; (b) the date that insurance takes effect under the Policy; (c) the date a policy, other than as applied for, is offered to the Applicant;
  (d) three days from the date National Life mails a notice of termination of coverage; (e) the time the Applicant first learns that the Company has terminated the temporary life insurance; or (f) the time the Applicant withdraws the application for life insurance.

           National Life will offer a one time credit on conversions of eligible National Life term insurance policies to a VariTrak Policy. If the term policy being converted has been in force for at least twelve months, the amount of the credit is equal to 12% of a target amount used to determine commission payments. If the term policy being converted has been in force for less than twelve months, the credit will be prorated based on the number of months the term policy has been outstanding at the time of conversion. For GRT term policies, the credit will be 18% of the target amount used to determine commission payments if the GRT term policy has been in force for at least two years but not more than five years. For GRT term policies in force for less than two years, the credit is 0.5% per month for each month in the first year, and 1.0% per month for each month in the second year. For
  GRT policies in force more than five years, the credit decreases from 18% by 0.5% for each month beyond five years, until it becomes zero at the end of year eight.

           The amount of the credit will be added to the initial premium payment, if any, submitted by the Policy Owner converting the term policy, and will be treated as part of the Initial Premium for the Policy. Thus, the credit will be included in premium payments for purposes of calculating and deducting the Premium Tax Charge. If the Policy is surrendered, the credit will not be recaptured by National Life. The amount of the credit will not be included for purposes of calculating agent compensation for the sale of the Policy.

           National Life will also offer a one time credit to Home Office employees who purchase a VariTrak Policy, as both Owner and Insured. This one time credit is calculated differently from the credit described above; in particular, the amount of the credit will be 50% of the target premium used in the calculation of commissions on the Policy. Otherwise, the credit will be treated in the same manner as the credit described above.

         Amount and Timing of Premiums. Each premium payment must be at least $50. Subject to certain limitations described below, an Owner has considerable flexibility in determining the amount and frequency of premium payments.

           At the time of application, each Owner will select a Planned Periodic Premium schedule, based on a periodic billing mode of annual, semi-annual, or quarterly payments. The Owner may request National Life to send a premium reminder notice at the specified interval. The Owner may change the Planned Periodic Premium frequency and amount. Also, under a "Check-O-Matic" plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source, rather than being "billed." National Life may allow, in certain situations, Check-O-Matic payments of less than $50. National Life reserves the right to require that Check-O-Matic be set up for at least the Minimum Monthly Premium.

         The Owner is not required to pay the Planned Periodic Premiums in accordance with the specified schedule. The Owner may pay premiums in any amount (subject to the $50 minimum and the limitations described in the next section), frequency and time period. Payment of the Planned Periodic Premiums will not, however, guarantee that the Policy will remain in force (except that if such premiums are at least equal to the Minimum Guarantee Premium, then the Policy will remain in force for at least 5 years, or for the period covered by the Guaranteed Death Benefit Rider if such Rider is purchased). Instead, the duration of the Policy depends upon the Policy's Cash Surrender Value.

  Thus, even if Planned Periodic Premiums are paid, the Policy will lapse whenever the Cash Surrender Value is insufficient to pay the Monthly Deductions and any other charges under the Policy and if a Grace Period expires without an adequate payment by the Owner (unless the Policy is in its first five years, or the Guaranteed Death Benefit Rider has been purchased and remains applicable, in either case so long as the Minimum Guarantee Premium has been paid).

       Any payments made while there is an outstanding Policy loan will be applied as premium payments rather than loan repayments, unless National Life is notified in writing that the amount is to be applied as a loan repayment. No premium payments may be made after the Insured reaches Attained Age 99. However, loan repayments will be permitted after Attained Age 99.

         Higher premium payments under Death Benefit Option A, until the applicable percentage of Accumulated Value exceeds the Face Amount, will generally result in a lower Net Amount at Risk, and lower Cost of Insurance Charges against the Policy. Conversely, lower premium payments in this situation will result in a higher Net Amount at Risk, which will result in higher Cost of Insurance Charges under the Policy.

         Under Death Benefit Option B, until the applicable percentage of Accumulated Value exceeds the Face Amount plus the Accumulated Value, the level of premium payments will not affect the Net Amount at Risk. (However, both the Accumulated Value and Death Benefit will be higher if premium payments are higher, and lower if premium payments are lower.)

         Under either Death Benefit Option, if the Unadjusted Death Benefit is the applicable percentage of Accumulated Value, then higher premium payments will result in a higher Net Amount at Risk, and higher Cost of Insurance Charges. Lower premium payments will result in a lower Net Amount at Risk, and lower Cost of Insurance Charges.

         Premium Limitations. With regard to a Policy's inside build-up, the Internal Revenue Code of 1986 (the "Code") provides for exclusion of the Unadjusted Death Benefit from gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a Policy exceed such limits. If at any time a premium is paid which would result in total premiums exceeding such limits, National Life will only accept that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy. The excess will be promptly refunded, and in the cases of premiums paid by check, after such check has cleared. If there is an outstanding loan on the Policy, the excess may instead be applied as a loan repayment. Even if total premiums were to exceed the maximum premium limitations established by the Code, the excess of
  (a) a Policy's Unadjusted Death Benefit over (b) the Policy's Cash Surrender Value plus outstanding Policy loans and accrued interest, would still be excludable from gross income under the Code.

         The maximum premium limitations set forth in the Code depend in part upon the amount of the Unadjusted Death Benefit at any time. As a result, any Policy changes which affect the amount of the Unadjusted Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations. To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, National Life will not effect such change. (See "Federal Income Tax Considerations," Page ___).

         Unless the Insured provides satisfactory evidence of insurability, National Life reserves the right to limit the amount of any premium payment if it increases the Unadjusted Death Benefit more than it increases the Accumulated Value.

         Allocation of Net Premiums. The Net Premium equals the premium paid less the Premium Tax Charge. In the application for the Policy, the Owner will indicate how Net Premiums should be allocated among the Subaccounts of the Separate Account and/or the General Account. These allocations may be changed at any time by the Owner by written notice to National Life at its Home Office, or if the telephone transaction privilege has been elected, by telephone instructions (See "Telephone Transaction Privilege," Page ___).
  The percentages of each Net Premium that may be allocated to any Subaccount must be in whole numbers of not less than 5%, and the sum of the allocation percentages must be 100%. Except in the circumstances described in the following paragraph, National Life will allocate the Net Premiums as of the Valuation Date it receives such premium at its Home Office, based on the allocation percentages then in effect.

         Any portion of the Initial Premium and any subsequent premiums received by National Life before National Life receives at its Home Office a signed delivery receipt for the Policy (or other evidence satisfactory to National Life that delivery has been completed) and for a 10 day period beginning with the date of such delivery, which are to be allocated to the Separate Account will be allocated to the Money Market Subaccount. On the first Valuation Date at or after the end of such period, National Life will allocate the amount in the Money Market Subaccount to each of the Subaccounts selected in the application based on the proportion that the allocation percentage set forth in the application for such Subaccount bears to the sum of the Separate Account premium allocation percentages then in effect.

         For example, assume a Policy was issued with Net Premiums to be allocated 25% to the Managed Subaccount, 25% to the Bond Subaccount and 50% to the General Account. During the period stated above, 50% (25% + 25%) of the Net Premiums will be allocated to the Money Market Subaccount. At the end of such period, 50% (25% / 50%) of the amount in the Money Market Subaccount will be transferred to the Managed Subaccount and 50% to the Bond Subaccount.

         The values of the Subaccounts will vary with their investment experience and the Owner bears the entire investment risk. Owners should periodically review their allocation percentages in light of market conditions and the Owner's overall financial objectives.

         Transfers. The Owner may transfer the Accumulated Value between and among the Subaccounts of the Separate Account and the General Account by making a written transfer request to National Life, or if the telephone transaction privilege has been elected, by telephone instructions to National Life (See "Telephone Transaction Privilege," Page ___). Transfers between and among the Subaccounts of the Separate Account and the General Account are made as of the Valuation Day that the request for transfer is received at the Home Office. The Owner may, at any time, transfer all or part of the amount in one of the Subaccounts of the Separate Account to another Subaccount and/or to the General Account. (For transfers from the General Account to the Separate Account, see "Transfers from General Account," Page ___).

           Currently an unlimited number of transfers is permitted without charge, and National Life has no current intent to impose a transfer charge in the foreseeable future. However, National Life reserves the right, upon prior notice to Policy Owners, to change this policy so as to deduct a $25 transfer charge from each transfer in excess of the fifth transfer during any one Policy Year. All transfers requested during one Valuation Period are treated as one transfer transaction. If a transfer charge is adopted in the future, transfers resulting from Policy loans, the exercise of Special Transfer Rights (see "Policy Rights - Special Transfer Rights, Page ____), and the reallocation from the Money Market Subaccount following the 10-day period after the Date of Issue, will not be subject to a transfer charge and will not count against the five free transfers in any Policy Year. Under present law, transfers are not taxable transactions.

         Policy Lapse. The failure to make a premium payment will not itself cause a Policy to lapse. Lapse will only occur when the Cash Surrender Value is insufficient to cover the Monthly Deductions and other charges under the Policy and the Grace Period expires without a sufficient payment. During the first five Policy Years, the Policy will not lapse so long as the Minimum Guarantee Premium has been paid.

     In addition, if the Owner has elected at issue the Guaranteed Death Benefit Rider, and has paid the Minimum Guarantee Premium as of each Monthly Policy Date, the Policy will not lapse prior to the Insured's Attained Age 70, or 20 years from the Date of Issue of the Policy if longer, regardless of whether the Cash Surrender Value is sufficient to cover the Monthly Deductions. See "Optional Benefits - Guaranteed Death Benefit, Page ___)."

         The Policy provides for a 61-day Grace Period that is measured from the date on which notice is sent by National Life. The Policy does not lapse, and the insurance coverage continues, until the expiration of this Grace Period. In order to prevent lapse, the Owner must during the Grace Period make a premium payment equal to the sum of any amount by which the past Monthly Deductions have been in excess of Cash Surrender Value, plus three times the Monthly Deduction due the date the Grace Period began. The notice sent by National Life will specify the payment required to keep the Policy in force. Failure to make a payment at least equal to the required amount within the Grace Period will result in lapse of the Policy without value.

         Reinstatement. A Policy that lapses without value may be reinstated at any time within five years (or longer period required in a particular state) after the beginning of the Grace Period by submitting evidence of the Insured's insurability satisfactory to National Life and payment of an amount sufficient to provide for two times the Monthly Deduction due on the date the Grace Period began plus three times the Monthly Deduction due on the effective date of reinstatement, which is, unless otherwise required by state law, the Monthly Policy Date on or next following the date the reinstatement application is approved. Upon reinstatement, the Accumulated Value will be based upon the premium paid to reinstate the Policy and the Policy will be reinstated with the same Date of Issue as it had prior to the lapse. Neither the five year no lapse guarantee nor the Death Benefit Guarantee Rider may be reinstated.

     Specialized Uses of the Policy. Because the Policy provides for an accumulation of cash value as well as a death benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of Subaccounts to which Policy Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Accumulated Value or Cash Surrender Value to fund the purpose for which the Policy was purchased. Withdrawals and Policy loans may significantly affect current and future Accumulated Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Subaccount investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. (See "Federal Income Tax Considerations," Page __.)

         For Policies that are intended to be used in STEP plans, prospective purchasers should be aware that there is a risk that the intended tax consequences of such a plan may not be realized. In two audits, the Internal Revenue Service has proposed tax treatment less advantageous than intended, and those matters are currently in litigation. The plans under audit may have considerable differences from those a prospective Policy Owner may be considering, and the litigation regarding such plans may or may not be controlling with respect to STEP Plans of prospective Policy Owners. National Life does not guarantee any particular tax consequences of any use of the Policies, including but not limited to use in STEP Plans, and recommends that prospective purchases of Policies seek independent tax advice with respect to applications in which particular tax consequences are sought.


                             CHARGES AND DEDUCTIONS


         Charges will be deducted in connection with the Policy to compensate National Life for (a) providing the insurance and other benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain mortality and other risks in connection with the Policy; and (d) incurring expenses in distributing the Policy including costs associated with prospectuses and sales literature and sales compensation. National Life may realize a profit from any charges. Any such profit may be used for any purpose including payment of distribution expenses.


PREMIUM TAX CHARGE

         A deduction of 3.25% of the premium will be made from each premium payment prior to allocation of Net Premiums, to cover state premium taxes and the federal DAC Tax. For qualified employee benefit plans, the deduction will be 2.0% of each premium rather than 3.25%.


     The federal DAC Tax is a tax attributable to certain "policy acquisition expenses" under Internal Revenue Code Section 848. Section 848 in effect accelerates the realization of income National Life receives from the Policies, and therefore the payment of federal income taxes on that income. The economic consequence of Section 848 is, therefore, an increase in the tax burden borne by National Life that is attributable to the Policies.

SURRENDER CHARGES

         A Surrender Charge, which consists of a Deferred Administrative Charge and a Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the fifteenth Policy Year.


         Deferred Administrative Charge. The Deferred Administrative Charge varies by Issue Age, and is based on Initial Face Amount. After the first five Policy Years, it declines linearly by Policy Month until the end of Policy Year 15, when it becomes zero. Charges per $1,000 of Face Amount for sample Issue Ages are shown below:

         Sample
         Issue Age                Charge per $1000 of Initial Face Amount
         ---------                ---------------------------------------
           0-5                                None
            10                               $0.50
            15                               $1.00
            20                               $1.50
          25-85                              $2.00

       For Issue Ages not shown, the charge will increase by a ratable portion for each full year. The Deferred Administrative Charge has been designed to cover actual expenses for the issue and underwriting of Policies, and is not intended to produce a profit.

         Deferred Sales Charge. The Deferred Sales Charge will not exceed the Maximum Deferred Sales Charge specified in the Policy. During Policy Years 1 through 5, this maximum equals 50% of the Surrender Charge target premium (which is an amount, based on the Initial Face Amount, Issue Age, sex and Rate Class of the Insured, used solely for the purpose of calculating the Deferred Sales Charge) for the Face Amount. Thereafter, the 50% declines linearly by month through the 180th month, after which it is zero. The Maximum Deferred Sales Charge will also be subject to the maximum imposed by New York State law, where applicable. The Deferred Sales Charge actually imposed will equal the lesser of this maximum and an amount equal to 30% of the premiums actually received up to one Surrender Charge target premium, plus 10% of all premiums paid in excess of this amount but not greater than twice this amount, plus 9% of all premiums paid in excess of twice this amount.

                 To illustrate the calculation of a Policy's Surrender Charge, assume that the Policy is issued to a male nonsmoker, Issue Age 45, with a Face Amount of $100,000. Assume that the Surrender Charge target premium ("SCTP") is $1,652, the initial Maximum Deferred Sales Charge is $826 (50% of $1,652) and the Insured pays annual premiums of $1,500 at the beginning of each Policy Year. This example will illustrate surrenders in the first five Policy Years and in the first month of the eighth Policy Year.

                 Deferred Administrative Charge. The Deferred Administrative Charge for the first five Policy Years is $200. This is calculated by applying the charge of $2.00 per $1,000 of Face Amount for Issue Age 45 from the schedule above to the Face Amount of $100,000 ($2.00 x (100,000/1,000)). The Deferred
                 Administrative Charge reduces linearly by Policy Month in Policy Years 6 through 15. Linear reduction is equivalent to a reduction each month of 1/121st of the initial charge. For example, the Deferred Administrative Charge in the first month of the eighth Policy Year (the 25th month after the end of the 5th Policy Year) will be $158.68 ($200 - ($200 x (25/121)).
                 After
                 completion of the 15th Policy Year, the Deferred Administrative Charge is zero. The schedule of Deferred Administrative Charges in effect for the first fifteen Policy Years is shown in the Policy.


                 Deferred Sales Charge. The Deferred Sales Charge is the lesser of the Maximum Deferred Sales Charge and an amount calculated based on the Insured's actual premium payments.
                 The Maximum Deferred Sales Charge in effect for the first five Policy Years is $826. The Maximum Deferred Sales Charge reduces linearly by month in Policy Years 6 through 15.
                 Linear reduction is equivalent to a reduction each month of 1/121st of the initial charge. For example, the Maximum Deferred Sales Charge in the first month of the 8th Policy Year (the 25th month after the end of the 5th Policy Year) will be $655.34 ($826 - ($826 x (25/121))). After the completion of the 15th Policy Year, the Maximum Deferred Sales Charge is $0. The schedule of Maximum Deferred Sales Charges in effect for the first fifteen Policy Years is shown in the Policy.


                 The Maximum Deferred Sales Charge is compared to an amount calculated as a function of premiums actually paid and the SCTP. The amount is calculated as the sum of 30% of premiums paid up to the first SCTP ($1,652), 10% of premiums paid in excess of the first SCTP but not more than two SCTP's (from $1,653 to $3,304), and 9% of premiums paid in excess of two SCTP's (above $3,304). As an example, the calculated amounts in Policy Years 1 through 5 and Policy Year 8 would be as follows:




-------------------------------------------------------------------------------------------------------------
                                                  Amount at 10%
 Policy    Cumulative    Amount at 30%            (From $1,653              Amount at 9%
 Year      Premiums      (Below $1,652)           to $3,304)                (Above $3,304)          Total
-------------------------------------------------------------------------------------------------------------
1          $ 1,500       $1,500x.30=$450.00                     -                          -        $  450.00
-------------------------------------------------------------------------------------------------------------

2          $ 3,000       $1,652x.30=$495.60       $1,348x.10=$134.80                       -        $  630.40
-------------------------------------------------------------------------------------------------------------

3          $ 4,500       $1,652x.30=$495.60       $1,652x.10=$165.20        $1,196x.09=$107.64      $  768.44
-------------------------------------------------------------------------------------------------------------

4          $ 6,000       $1,652x.30=$495.60       $1,652x.10=$165.20        $2,696x.09=$242.64      $  903.44
-------------------------------------------------------------------------------------------------------------

5          $ 7,500       $1,652x.30=$495.60       $1,652x.10=$165.20        $4,196x.09=$377.64      $1,038.44
-------------------------------------------------------------------------------------------------------------

8          $12,000       $1,652x.30=$495.60       $1,652x.10=$165.20        $8,696x.09=$782.64      $1,443.44
-------------------------------------------------------------------------------------------------------------

                 The total calculated amount would be compared to the Maximum Deferred Sales Charge to determine the applicable Deferred Sales Charge. For example, the Deferred Sales Charge in the first five years would be the following:

-------------------------------------------------------------------------------------------------------------
                            (A)                      (B)
-------------------------------------------------------------------------------------------------------------
                                               Maximum Deferred           Deferred Sales Charge
  Policy Year      Calculated Amount           Sales Charge               (Lesser of (A) and (B)
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
      1                $  450.00                  $826.00                       $450.00
-------------------------------------------------------------------------------------------------------------
      2                $  630.40                  $826.00                       $630.40
-------------------------------------------------------------------------------------------------------------
      3                $  768.44                  $826.00                       $768.44
-------------------------------------------------------------------------------------------------------------
      4                $  903.44                  $826.00                       $826.00
-------------------------------------------------------------------------------------------------------------
      5                $1,038.44                  $826.00                       $826.00
-------------------------------------------------------------------------------------------------------------




                 In this example, the charge based on SCTP is less than the Maximum Deferred Sales Charge until the fourth Policy Year. Thereafter, the Maximum Deferred Sales Charge is less than the charge based on SCTP. For example, the Deferred Sales Charge in the first month of the eighth Policy Year will be the Maximum Deferred Sales Charge of $655.34 (calculated above) since this is less than $1,443.44 (the calculated amount based on premiums paid).

MONTHLY DEDUCTIONS

         Charges will be deducted from the Accumulated Value on the Date of Issue and on each Monthly Policy Date. The Monthly Deduction consists of three components - (a) the Cost of Insurance Charge, (b) the Monthly Administrative Charge, and (c) the cost of any additional benefits provided by Rider. Because portions of the Monthly Deduction, such as the Cost of Insurance Charge, can vary from Policy Month to Policy Month, the Monthly Deduction may vary in amount from Policy Month to Policy Month. The Monthly Deduction will be deducted on a pro rata basis from the Subaccounts of the Separate Account and the General Account, unless the Owner has elected at the time of application, or later requests in writing, that the Monthly Deduction be made from the Money Market Subaccount. If a Monthly Deduction cannot be made from the Money Market Subaccount, where that has been elected, the amount of the deduction in excess of the Accumulated Value available in the Money Market Subaccount will be made on a pro rata basis from Accumulated Value in the Subaccounts of the Separate Account and the General Account.

         Cost of Insurance Charge. Because the Cost of Insurance Charge depends upon several variables, the cost for each Policy Month can vary. National Life will determine the monthly Cost of Insurance Charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at Risk for each Policy Month.

         The Net Amount at Risk on any Monthly Policy Date is the amount by which the Unadjusted Death Benefit on that Monthly Policy Date, adjusted by a factor, exceeds the Accumulated Value. This factor is 1.00327234, and is used to reduce the Net Amount at Risk, solely for purposes of computing the Cost of Insurance Charge, by taking into account assumed monthly earnings at an annual rate of 4%.

The Net Amount at Risk is determined separately for the Initial Face Amount and any increases in Face Amount. In determining the Net Amount at Risk for each increment of Face Amount, the Accumulated Value is first considered part of the Initial Face Amount. If the Accumulated Value exceeds the Initial Face Amount, it is considered as part of any increases in Face Amount in the order such increases took effect.

         A cost of insurance rate is also determined separately for the Initial Face Amount and any increases in Face Amount. In calculating the Cost of Insurance Charge, the rate for the Rate Class on the Date of Issue is applied to the Net Amount at Risk for the Initial Face Amount. For each increase in Face Amount, the rate for the Rate Class applicable to the increase is used. If, however, the Unadjusted Death Benefit is calculated as the Accumulated Value times the specified percentage, the rate for the Rate Class for the Initial Face Amount will be used for the amount of the Unadjusted Death Benefit in excess of the total Face Amount.

         Any change in the Net Amount at Risk will affect the total Cost of Insurance Charges paid by the Owner.

         Cost of Insurance Rate. The guaranteed maximum cost of insurance rates are set forth in the Policy, and will depend on the Insured's Attained Age, sex, Rate Class, and the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Table. For Policies issued in states which require "unisex" policies or in conjunction with employee benefit plans, the guaranteed maximum cost of insurance rate will depend on the Insured's Attained Age, Rate Class and the 1980 Commissioners Standard Ordinary Mortality Tables NB and SB. The actual cost of insurance rates used ("current rates") will depend on the Insured's Issue Age, sex, and Rate Class, as well as the Policy's Duration and size. Generally, the current cost of insurance rates for a given Attained Age will be less than for an Insured whose Policy was issued more than 10 years ago, than for an Insured whose Policy was issued less than 10 years ago, other factors being equal. National Life periodically reviews the adequacy of its current cost of insurance rates and may adjust their level. However, they will never exceed guaranteed maximum cost of insurance rates. Any change in the current cost of insurance rates will apply to all persons of the same Issue Age, sex, and Rate Class, and with Policies of the same Duration and size.

          Policies may also be issued on a guaranteed issue basis, where no medical underwriting is required prior to issuance of a Policy. Current cost of insurance rates for Policies issued on a guaranteed issue basis may be higher than current cost of insurance rates for healthy Insureds who undergo medical underwriting.

         Rate Class. The Rate Class of the Insured will affect the guaranteed and current cost of insurance rates. National Life currently places Insureds into preferred nonsmoker, standard nonsmoker, smoker, juvenile classes, and substandard classes. Smoker, juvenile, and substandard classes reflect higher mortality risks. In an otherwise identical Policy, an Insured in a preferred or standard class will have a lower Cost of Insurance Charge than an Insured in a substandard class with higher mortality risks. Nonsmoking Insureds will generally incur lower cost of insurance rates than Insureds who are classified as smokers.

         Since the nonsmoker designation is not available for Insureds under Attained Age 20, shortly before an Insured attains age 20, National Life will notify the Insured about possible classification as a nonsmoker and direct the Insured to his or her agent to initiate a change in Rate Class. If the Insured either does not initiate a change in Rate Class or does not qualify as a nonsmoker, guaranteed cost of insurance rates will remain as shown in the Policy. However, if the Insured qualifies as a nonsmoker, the guaranteed and current cost of insurance rates will be changed to reflect the nonsmoker classification.

     Current cost of insurance rates will also vary by Policy size, in the following bands: those with Unadjusted Death Benefits less than $250,000; those with Unadjusted Death Benefits between $250,000 and $999,999, inclusive; and those with Unadjusted Death Benefits of $1,000,000 and over. Cost of insurance rates will be lower as the Policy size band is larger.

         Monthly Administrative Charge. The Monthly Administrative Charge of $7.50 will be deducted from the Accumulated Value on the Date of Issue and each Monthly Policy Date as part of the Monthly Deduction. In Texas, the Monthly Administrative Charge may be increased, but is guaranteed never to exceed $7.50 plus $0.07 per $1,000 of Face Amount.

         Optional Benefit Charges. The Monthly Deduction will include charges for any additional benefits added to the Policy. The monthly charges will be specified in the applicable Rider. The available Riders are listed under "Optional Benefits", on page below.

         Bonus. National Life currently intends to reduce the Monthly Deductions starting in the eleventh Policy Year by an amount equal to 0.50% per annum of the Accumulated Value in the Separate Account. This bonus is not guaranteed (except as required by the state of issue), however, and will only be continued if National Life's mortality and expense experience with the Policies justifies such continuation. National Life will notify the Owner before the commencement of the eleventh Policy Year if it intends to discontinue this practice.

     The bonus is calculated on each Monthly Policy Date as .041572% (the monthly equivalent of 0.50% per annum) of the Accumulated Value in the Separate Account on the just prior Monthly Policy Date. For example, if the Accumulated Value in the Separate Account on the just prior Monthly Policy Date is $10,000, then the bonus calculated for the current Monthly Policy Date will be $4.16 ($10,000 X .00041572). To calculate the Monthly Deduction for the current Monthly Policy Date, the $4.16 bonus is netted against the Monthly Deductions for Cost of Insurance, the Monthly Administrative Charge, and charges for any Optional Benefits.

MORTALITY AND EXPENSE RISK CHARGE

         A daily charge will be deducted from the value of the net assets of the Separate Account at an annual rate of 0.90% (or a daily rate of .0024548%) of the average daily net assets of each Subaccount of the Separate Account.


WITHDRAWAL CHARGE

         At the time of a Withdrawal, National Life will assess a charge equal to the lesser of 2% of the Withdrawal amount and $25. This Withdrawal Charge will be deducted from the Withdrawal amount.

TRANSFER CHARGE

     Currently, unlimited transfers are permitted among the Subaccounts, or from the Separate Account to the General Account, and transfers from the General Account to the Separate Account are permitted within the limits
described on page   , in each case without charge.  National Life has no
present intention to impose a transfer charge in the foreseeable future. However, National Life reserves the right to impose in the future a transfer charge of $25 on each transfer in excess of five transfers in any Policy Year. The Transfer Charge would be imposed to compensate National Life for the costs of processing such transfers, and would not be designed to produce a profit.

     If imposed, the transfer charge will be deducted from the amount being transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers resulting from Policy loans, the exercise of special transfer rights, the initial reallocation of account values from the Money Market Subaccount to other Subaccounts, and any transfers made pursuant to the Dollar Cost Averaging and Portfolio Rebalancing features. These transfers will not count against the five free transfers in any Policy Year.

PROJECTION REPORT CHARGE

     National Life may impose a charge for each projection report requested by the Owner. This report will project future values and future Death Benefits for the Policy. National Life will notify the Owner in advance of the amount of the charge, and the Owner may elect to pay the charge in advance. If not paid in advance, this charge will be allocated among and deducted from the Subaccounts of the Separate Account and/or the General Account in proportion to their respective Accumulated Values on the date of the deduction.





OTHER CHARGES

         The Separate Account purchases shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' Portfolios. The fees and expenses for the Funds and their Portfolios are described briefly in connection with a general description of each Fund.

         More detailed information is contained in the Funds Prospectuses which are attached to or accompany this Prospectus.


                         POLICY RIGHTS AND PRIVILEGES


LOAN PRIVILEGES


         General. The Owner may at any time after the first anniversary of the Date of Issue (and during the first year where required by law) borrow money from National Life using the Policy as the only security for the loan.
The Owner may obtain Policy loans while the Policy is in force in an amount not exceeding the Policy's Cash Surrender Value on the date of receipt of the loan request, minus three times the Monthly Deduction for the most recent Monthly Policy Date. While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest. Loans may be taken by making a written request to National Life at its Home Office, or, if the telephone transaction privilege has been elected, by providing telephone instructions to National Life at its Home Office. Loan proceeds will be paid within seven days of a valid loan
request (See "Telephone Transaction Privilege," Page    ).  National Life
limits the amount of a Policy loan taken pursuant to telephone instructions to $25,000.

         Interest Rate Charged. The interest rate charged on Policy loans will be at the fixed rate of 6% per year. Interest is charged from the date of the loan and will be added to the loan balance at the end of the Policy Year and bear interest at the same rate.


         Allocation of Loans and Collateral. When a Policy loan is taken, Accumulated Value is held in the General Account as Collateral for the Policy loan. Accumulated Value is taken from the Subaccounts of the Separate Account based upon the instructions of the Owner at the time the loan is taken. If specific allocation instructions have not been received from the Owner, the Policy loan will be allocated to the Subaccounts based on the proportion that each Subaccount's value bears to the total Accumulated Value in the Separate Account. If the Accumulated Value in one or more of the Subaccounts is insufficient to carry out the Owner's instructions, the loan will not be processed until further instructions are received from the Owner. Non-loaned Accumulated Value in the General Account will become Collateral for a loan only to the extent that the Accumulated Value in the Separate Account is insufficient. Any loan interest due and unpaid will be allocated among and transferred first from the Subaccounts of the Separate Account in proportion to the Accumulated Values held in the Subaccounts, and then from the non-loaned portion of the General Account.

         The Collateral for a Policy loan will initially be the loan amount. Any loan interest due and unpaid will be added to the Policy loan. National Life will take additional Collateral for such loan interest so added pro rata from the Subaccounts of the Separate Account, and then, if the amounts in the Separate Account are insufficient, from the non-loaned portion of the General Account, and hold the Collateral in the General Account. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid interest added to the loan balance) minus any loan repayments.

         Interest Credited to Amounts Held as Collateral. As long as the Policy is in force, National Life will credit the amount held in the General Account as Collateral with interest at effective annual rates it determines, but not less than 4% or such higher minimum rate required under state law. The rate will apply to the calendar year which follows the date of determination.

         Bonus. In Policy Years 11 and thereafter, National Life currently intends to credit interest on amounts held in the General Account as Collateral at a rate 0.50% per annum higher than for similar amounts for Policies still in their first ten Policy Years. This bonus is not guaranteed, however, and upon prior notice to Owners National Life may, in its sole discretion, decide not to credit the bonus.

         Preferred Policy Loans. National Life currently intends, but is not obligated to continue, to make preferred Policy loans available, on the later of the Insured's Attained Age 65 and the beginning of Policy Year 21, in maximum amounts of 5% of Accumulated Value per year, subject to a cumulative maximum of 50% of Accumulated Value. For such preferred Policy loans amounts held as Collateral in the General Account will be credited with interest at an annual rate of 6%. If both preferred and non-preferred loans exist at the same time, any loan repayment will be applied first to the non-preferred loan. National Life is not obligated to continue to make preferred loans available, and will make such loans available in its sole discretion. Preferred loans may not be treated as indebtedness for federal income tax purposes.

         Effect of Policy Loan. Policy loans, whether or not repaid, will have a permanent effect on the Accumulated Value and the Cash Surrender Value, and may permanently affect the Death Benefit under the Policy. The effect on the Accumulated Value and Death Benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Accumulated Value in the General Account not held as Collateral is less than or greater than the interest being credited on the amounts held as Collateral in the General Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy will be lower when the credited interest rate on Collateral is less than the investment experience of assets held in the Separate Account and interest credited to the Accumulated Value in the General Account not held as Collateral. The longer a loan is outstanding, the greater the effect a Policy loan is likely to have. The Death Benefit will be reduced by the amount of any outstanding Policy loan.

         Loan Repayments. National Life will assume that any payments made while there is an outstanding loan on the Policy are premium payments, rather than loan repayments, unless it receives written instructions that a payment is a loan repayment. In the event of a loan repayment, the amount held as Collateral in the General Account will be reduced by an amount equal to the repayment, and such amount will be transferred to the Subaccounts of the Separate Account and to the non-loaned portion of the General Account based on the Net Premium allocations in effect at the time of the repayment.

         Lapse With Loans Outstanding. The amount of an outstanding loan under a Policy plus any accrued interest on outstanding loans is not part of Cash Surrender Value. Therefore, the larger the amount of an outstanding loan, the more likely it is that the Policy could lapse. (See "How the Duration of the Policy May Vary," Page ___ and "Policy Lapse," Page ____.) In addition, if the Policy is not a Modified Endowment Policy, lapse of the Policy with outstanding loans may result in adverse federal income tax consequences. (See "Tax Treatment of Policy Benefits," Page ___.)

         Tax Considerations. Any loans taken from a "Modified Endowment Contract" will be treated as a taxable distribution. In addition, with certain exceptions, a 10% additional income tax penalty will be imposed on the portion of any loan that is included in income. (See "Distributions from Policies Classified as Modified Endowment Contracts," Page ___).

SURRENDER PRIVILEGE

         At any time before the death of the Insured, the Owner may surrender the Policy for its Cash Surrender Value. The Cash Surrender Value is the Accumulated Value minus any Policy loan and accrued interest and less any applicable Surrender Charge. The Cash Surrender Value will be determined by National Life on the Valuation Day it receives, at its Home Office, a written surrender request signed by the Owner, and the Policy. A surrender may not be requested over the telephone. Coverage under the Policy will end on the day the Owner mails or otherwise sends the written surrender request and the Policy to National Life. Surrender proceeds will ordinarily be mailed by National Life to the Owner within seven days of receipt of the request. (See "Other Policy Provisions - Payment of Policy Benefits", Page ____).

     A surrender may have Federal income tax consequences. (See "Tax Treatment of Policy Benefits," Page ___).

WITHDRAWAL OF CASH SURRENDER VALUE

         At any time before the death of the Insured and, except for employee benefit plans, after the first Policy Anniversary, the Owner may withdraw a portion of the Policy's Cash Surrender Value. The minimum amount which may be withdrawn is $500, except for employee benefit plans, where the minimum is $100. The maximum Withdrawal is the Cash Surrender Value on the date of receipt of the Withdrawal request, minus three times the Monthly Deduction for the most recent Monthly Policy Date. A Withdrawal Charge will be deducted from the amount of the Withdrawal. For a discussion of the Withdrawal Charge, see "Charges and Deductions - Withdrawal Charge" on page ____.

         The Withdrawal will be taken from the Subaccounts of the Separate Account based upon the instructions of the Owner at the time of the Withdrawal. If specific allocation instructions have not been received from the Owner, the Withdrawal will be allocated to the Subaccounts based on the proportion that each Subaccount's value bears to the total Accumulated Value in the Separate Account. If the Accumulated Value in one or more Subaccounts is insufficient to carry out the Owner's instructions, the Withdrawal will not be processed until further instructions are received from the Owner. Withdrawals will be taken from the General Account only to the extent that Accumulated Value in the Separate Account is insufficient.

         The effect of a Withdrawal on the Death Benefit and Face Amount will vary depending upon the Death Benefit Option in effect and whether the Unadjusted Death Benefit is based on the applicable percentage of Accumulated Value. (See "Death Benefit Options," Page ___.)

         Option A. The effect of a Withdrawal on the Face Amount and Unadjusted Death Benefit under Option A can be described as follows:

                 If the Face Amount divided by the applicable percentage of Accumulated Value exceeds the Accumulated Value just after the Withdrawal, a Withdrawal will reduce the Face Amount and the Unadjusted Death Benefit by the lesser of such excess and the amount of the Withdrawal.

                 For the purposes of this illustration (and the following illustrations of Withdrawals), assume that the Attained Age of the Insured is under 40 and there is no indebtedness. The applicable percentage is 250% for an Insured with an Attained Age under 40.

                 Under Option A, a contract with a Face Amount of $300,000 and an Accumulated Value of $30,000 will have an Unadjusted Death Benefit of $300,000. Assume that the Owner takes a Withdrawal of $10,000. The Withdrawal Charge will be $25 and the amount paid to the Owner will be $9,975. The Withdrawal will reduce the Accumulated Value to $20,000 ($30,000 - $10,000) after the Withdrawal. The Face Amount divided by the applicable percentage is $120,000 ($300,000 / 2.50), which exceeds the Accumulated Value after the Withdrawal by $100,000 ($120,000 - $20,000). The lesser of this excess and the amount of the Withdrawal is $10,000, the amount of the Withdrawal. Therefore, the Unadjusted Death Benefit and Face Amount will be reduced by $10,000 to $290,000.

                 If the Face Amount divided by the applicable percentage of Accumulated Value does not exceed the Accumulated Value just after the Withdrawal, then the Face Amount is not reduced. The Unadjusted Death Benefit will be reduced by an amount equal to the reduction in Accumulated Value times the applicable percentage (or equivalently, the Unadjusted Death Benefit is equal to the new Accumulated Value times the applicable percentage).

                 Under Option A, a policy with a Face Amount of $300,000 and an Accumulated Value of $150,000 will have an Unadjusted Death Benefit of $375,000 ($150,000 x 2.50). Assume that the Owner takes a Withdrawal of $10,000. The Withdrawal Charge will be $25 and the amount paid to the Owner will be $9,975. The Withdrawal will reduce the Accumulated Value to $140,000 ($150,000 - $10,000). The Face Amount divided by the applicable percentage is $120,000, which does not exceed the Accumulated Value after the withdrawal. Therefore, the Face Amount stays at $300,000 and the Unadjusted Death Benefit is $350,000 ($140,000 x 2.50).

         Option B. The Face Amount will never be decreased by a Withdrawal. A Withdrawal will, however, always decrease the Death Benefit.

                 If the Unadjusted Death Benefit equals the Face Amount plus the Accumulated Value, a Withdrawal will reduce the Accumulated Value by the amount of the Withdrawal and thus the Unadjusted Death Benefit will also be reduced by the amount of the Withdrawal.

                 Under Option B, a Policy with a Face Amount of $300,000 and an Accumulated Value of $90,000 will have an Unadjusted Death Benefit of $390,000 ($300,000 + $90,000). Assume the Owner takes a Withdrawal of $20,000. The Withdrawal Charge will be $25 and the amount paid to the Owner will be $19,975. The Withdrawal will reduce the Accumulated Value to $70,000 ($90,000 - $20,000) and the Unadjusted Death Benefit to $370,000 ($300,000 + $70,000). The Face Amount is unchanged.

                 If the Unadjusted Death Benefit immediately prior to the Withdrawal is based on the applicable percentage of Accumulated Value, the Unadjusted Death Benefit will be reduced to equal the greater of (a) the Face Amount plus the Accumulated Value after deducting the amount of the Withdrawal and Withdrawal Charge and (b) the applicable percentage of Accumulated Value after deducting the amount of the Withdrawal.

                 Under Option B, a Policy with a Face Amount of $300,000 and an Accumulated Value of $210,000 will have an Unadjusted Death Benefit of $525,000 ($210,000 X 2.5). Assume the Owner takes a Withdrawal of $60,000. The Withdrawal Charge will be $25 and the amount paid to the Owner will be $59,975. The Withdrawal will reduce the Accumulated Value to $150,000 ($210,000 - $60,000), and the Unadjusted Death Benefit to the greater of (a) the Face Amount plus the Accumulated Value, or $450,000 ($300,000 + $150,000) and (b) the Unadjusted Death
         Benefit based on the applicable percentage of the Accumulated Value, or $375,000 ($150,000 X 2.50). Therefore, the Unadjusted Death Benefit will be $450,000. The Face Amount is unchanged.

         Any decrease in Face Amount due to a Withdrawal will first reduce the most recent increase in Face Amount, then the most recent increases, successively, and lastly, the Initial Face Amount.

         Because a Withdrawal can affect the Face Amount and the Unadjusted Death Benefit as described above, a Withdrawal may also affect the Net Amount at Risk which is used to calculate the Cost of Insurance Charge under the Policy. (See "Cost of Insurance," Page ___). Since a Withdrawal reduces the Accumulated Value, the Cash Surrender Value of the Policy is reduced, thereby increasing the likelihood that the Policy will lapse. (See "Policy Lapse," Page ___). A request for Withdrawal may not be allowed if such Withdrawal would reduce the Face Amount below the Minimum Face Amount for the Policy. Also, if a Withdrawal would result in cumulative premiums exceeding the maximum premium limitations applicable under the Code for life insurance, National Life will not allow such Withdrawal.

       Withdrawals may be requested only by sending a written request, signed by the Owner, to National Life at its Home Office. A Withdrawal may not be requested over the telephone. A Withdrawal will ordinarily be paid within seven days of receipt at the Home Office of a valid Withdrawal request.

         A Withdrawal of Cash Surrender Value may have Federal income tax consequences. (See "Tax Treatment of Policy Benefits", Page ___).

FREE-LOOK PRIVILEGE

         The Policy provides for a "free-look" period, during which the Owner may cancel the Policy and receive a refund equal to the gross premiums paid on the Policy. This free-look period ends on the latest of: (a) 45 days after Part A of the application for the Policy is signed; (b) 10 days after the Owner receives the Policy; and (c) 10 days after National Life mails the Notice of Withdrawal Right to the Owner, or any longer period provided by state law. To cancel the Policy, the Owner must return the Policy to National Life or to an agent of National Life within such time with a written request for cancellation.

TELEPHONE TRANSACTION PRIVILEGE


         If the telephone transaction privilege has been elected, either on the application for the Policy or thereafter by providing a proper written authorization to National Life, an Owner may effect changes in premium allocation, transfers, and loans of up to $25,000 by providing instructions to National Life at its Home Office over the telephone. National Life reserves the right to suspend telephone transaction privileges at any time, for any reason, if it deems such suspension to be in the best interests of Policy Owners.



     National Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If National Life follows these procedures it will not be liable for any losses due to unauthorized or fraudulent instructions. National Life may be liable for any such losses if those reasonable procedures are not followed. The procedures to be followed for telephone transfers will include one or more of the following: requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.

SPECIAL TRANSFER RIGHTS

         Transfer Right for Policy. During the first two years following Policy issue, the Owner may, on one occasion, transfer the entire Accumulated Value in the Separate Account to the General Account, without regard to any limits on transfers or free transfers.

         Transfer Right for Change in Investment Policy. If the investment policy of a Subaccount of the Separate Account is materially changed, the Owner may transfer the portion of the Accumulated Value in such Subaccount to another Subaccount or to the General Account, without regard to any limits on transfers or free transfers.

         Exchange Right for Connecticut Residents. For eighteen months after the Date of Issue, Connecticut residents may exchange the Policy for any flexible premium adjustable benefit life insurance policy offered for sale by National Life, the benefits of which policy do not vary with the investment performance of a separate account. Evidence of insurability will not be required to effect this exchange.

AVAILABLE AUTOMATED FUND MANAGEMENT FEATURES


     National Life currently offers, at no charge to Owners, the following automated fund management features. However, National Life is not legally obligated to continue to offer these features, and although it has no current intention to do so, it may cease offering one or both such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one of these features may be active for any single Policy at any time.


     Dollar Cost Averaging. This feature permits an Owner to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. It may be elected at issue by marking the appropriate box on the initial application, and completing the appropriate instructions, or, after issue, by filling out similar information on a change request form and sending it to the Home Office.


     If this feature is elected, the amount to be transferred will be taken from the Money Market Subaccount and transferred to the Subaccount or Subaccounts designated to receive the funds, each month on the Monthly Policy Date (starting with the Monthly Policy Date next succeeding the date that the reallocation of the Accumulated Value out of the Money Market Subaccount and into the other Subaccounts would normally have occurred after expiration of the 10-day free look period after the Owner receives the Policy, or next succeeding the date of an election subsequent to purchase), until the amount in the Money Market Subaccount is depleted. When the amount in the Money Market Subaccount is depleted, the Dollar Cost Averaging program terminates. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. An Owner may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to the Home Office.


     This feature allows an Owner to move funds into the various investment types on a more gradual and systematic basis than the frequency on which premiums are paid. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower, and lower numbers of units being purchased when unit prices are higher. This will result, over time, in a lower cost per unit than the average of the unit costs on the days on which the automated purchases are made. This technique will not, however, assure a profit or protect against a loss in declining markets. Moreover, for the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.

     Portfolio Rebalancing. This feature permits an Owner to automatically rebalance the value in the Subaccounts on a semi-annual basis, based on the Owner's premium allocation percentages in effect at the time of the rebalancing. It may be elected at issue by marking the appropriate box on the initial application, or, after issue, by completing a change request form and sending it to the Home Office.

     In Policies utilizing Portfolio Rebalancing from the Date of Issue, an automatic transfer will take place which causes the percentages of the current values in each Subaccount to match the current premium allocation percentages, starting with the Monthly Policy Date six months after the Date of Issue, and then on each Policy Anniversary, and each Monthly Policy Date six months thereafter. Policies electing Portfolio Rebalancing after issue will have the first automated transfer occur as of the

Monthly Policy Date on or next following the date that the election is received at the Home Office, and subsequent rebalancing transfers will occur every six months from such date. An Owner may discontinue Portfolio Rebalancing at any time by submitting an appropriate change request form to the Home Office.

     In the event that an Owner changes the Policy's premium allocation percentages, Portfolio Rebalancing will automatically be discontinued unless the Owner specifically directs otherwise.

     Portfolio rebalancing will result in periodic transfers out of Subaccounts that have had relatively favorable investment performance in relation to the other Subaccounts to which a Policy allocates premiums, and into Subaccounts which have had relatively unfavorable investment performance in relation to the other Subaccounts to which the Policy allocates premiums.

POLICY RIGHTS UNDER CERTAIN PLANS

     Policies may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Policy rest with the Policy Owner, which may be the employer or other obligor under the plan, and benefits available to participants under the plan will be governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Policy may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

                              THE GENERAL ACCOUNT

         An Owner may allocate some or all of the Net Premiums and transfer some or all of the Accumulated Value to National Life's General Account. National Life credits interest on Net Premiums and Accumulated Value allocated to the General Account at rates declared by National Life (subject to a minimum guaranteed interest rate of 4%). The principal, after deductions, is also guaranteed. National Life's General Account supports its insurance and annuity obligations. All assets in the General Account are subject to National Life's general liabilities from business operations.

         The General Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, the General Account and the interests therein are generally not subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to this account which are included in this Prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  MINIMUM GUARANTEED AND CURRENT INTEREST RATES


           The Accumulated Value not held as Collateral in the General Account is guaranteed to accumulate at a minimum effective annual interest rate of 4%. National Life may credit the non-loaned Accumulated Value in the General Account with current rates in excess of the minimum guarantee but is not obligated to do so. National Life has no specific formula for determining current interest rates. Since National Life, in its sole discretion, anticipates changing the current interest rate from time to time, allocations to the General Account made at different times are likely to be credited with different current interest rates. An interest rate will be declared by National Life each month to apply to amounts allocated or transferred to the General Account in that month. The rate declared on such amounts will remain in effect for twelve months. At the end of the 12-month period, National Life reserves the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the General Account on that date). Any interest credited on the amounts in the General Account in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of National Life. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the General Account will not share in the investment performance of National Life's General Account or any portion thereof.

         Amounts deducted from the non-loaned Accumulated Value in the General Account for Withdrawals, Policy loans, transfers to the Separate Account, Monthly Deductions or other charges are currently, for the purpose of crediting interest, accounted for on a last in, first out ("LIFO") method.

         National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 4% per annum or shorten the period for which the interest rate applies to less than 12 months.

       Bonus Interest. National Life currently intends to credit interest on non-loaned Accumulated Value in the General Account for Policies in Policy Year 11 and thereafter at rates which are 0.50% per annum higher than those that apply to non-loaned Accumulated Value in the General Account for Policies still in their first ten Policy Years. Except as required by the state of issue, this bonus is not guaranteed, however, and upon prior notice to Owners National Life may, in its sole discretion, decide not to credit the bonus.

         Calculation of Non-loaned Accumulated Value in the General Account. The non-loaned Accumulated Value in the General Account at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred or withdrawn from it.

         Interest will be credited to the non-loaned Accumulated Value in the General Account on each Monthly Policy Date as follows: for amounts in the account for the entire Policy Month, from the beginning to the end of the month; for amounts allocated to the account during the prior Policy Month, from the date the Net Premium or loan repayment is allocated to the end of the month; for amounts transferred to the account during the Policy Month, from the date of transfer to the end of the month; and for amounts deducted or withdrawn from the account during the prior Policy Month, from the beginning of the month to the date of deduction or withdrawal.

TRANSFERS FROM GENERAL ACCOUNT

         One transfer in each Policy Year is allowed from the amount of non-loaned Accumulated Value in the General Account to any or all of the Subaccounts of the Separate Account. The amount transferred from the General Account may not exceed the greater of 25% of the value of the non-loaned Accumulated Value in such account at the time of transfer, or $1000. The transfer will be made as of the Valuation Day National Life receives the written or telephone request at its Home Office.

                            OTHER POLICY PROVISIONS

     Indefinite Policy Duration. The Policy can remain in force indefinitely (in Texas and Maryland, however, the Policy matures at Attained Age 99 at which time National Life will pay the Cash Surrender Value to the Owner in one sum unless a Payment Option is chosen, and the Policy will terminate). However, for a Policy to remain in force after the Insured reaches Attained Age 99, if the Face Amount is greater than the Accumulated Value, the Face Amount will automatically be decreased to the current Accumulated Value. Also, at Attained Age 99 Option B automatically becomes Option A, and no premium payments are allowed after Attained Age 99, although loan repayments are allowed. The tax treatment of a Policy's Accumulated Value after Age 100 is unclear, and the Owner may wish to discuss this treatment with a tax advisor.

         Payment of Policy Benefits.       The Owner may decide the form in
which Death Benefit proceeds will be paid. During the Insured's lifetime, the Owner may arrange for the Death Benefit to be paid in a lump sum or under a Settlement Option. These choices are also available upon surrender of the Policy for its Cash Surrender Value. If no election is made, payment will be made in a lump sum. The Beneficiary may also arrange for payment of the Death Benefit in a lump sum or under a Settlement Option. If paid in a lump sum, the Death Benefit under a Policy will ordinarily be paid to the Beneficiary within seven days after National Life receives proof of the Insured's death at its Home Office and all other requirements are satisfied. If paid under a Settlement Option, the Death Benefit will be applied to the Settlement Option within seven days after National Life receives proof of the Insured's death at its Home Office and all other requirements are satisfied.

         Interest at the annual rate of 4% or any higher rate declared by National Life or required by law is paid on the Death Benefit from the date of death until payment is made.

         Any amounts payable as a result of surrender, Withdrawal, or Policy loan will ordinarily be paid within seven days of receipt of written request at National Life's Home Office in a form satisfactory to National Life.

         Generally, the amount of a payment will be determined as of the date of receipt by National Life of all required documents. However, National Life may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of National Life policyholders. National Life also may defer the determination or payment of amounts from the General Account for up to six months.

         National Life may postpone any payment under the Policy derived from an amount paid by check or draft until National Life is satisfied that the check or draft has been paid by the bank upon which it was drawn.


         The Contract. The Policy and a copy of the applications attached thereto are the entire contract. Only statements made in the applications can be used to void the Policy or deny a claim. The statements are considered representations and not warranties. Only one of National Life's duly authorized officers or registrars can agree to change or waive any provisions of the Policy and only in writing. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

         Ownership. The Owner is the Insured unless a different Owner is named in the application or thereafter changed. While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by National Life. If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided.

         Beneficiary. The Beneficiary is designated in the application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by
written notice to National Life.    The interest of any Beneficiary who dies
before the Insured shall vest in the Owner unless otherwise stated.

         Change of Owner and Beneficiary. As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to National Life. The change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by National Life. National Life will not be responsible for any payment made or action taken before it receives the written request.

         Split Dollar Arrangements. The Owner or Owners may enter into a Split Dollar Arrangement between each other or another person or persons whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Cash Surrender Value or Death Benefit) are split between the parties. There are different ways of allocating such rights.

         For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Cash Surrender

Value. The employee may designate the Beneficiary to receive any Death Benefit in excess of the Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the Death Benefit the amount which the employer would have been entitled to receive upon surrender of the Policy and the employee's Beneficiary would receive the balance of the proceeds.

         No transfer of Policy rights pursuant to a Split Dollar Arrangement will be binding on National Life unless in writing and received by National Life.

         The parties who elect to enter into a Split Dollar Arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement.

         Assignments. The Owner may assign any and all rights under the Policy. No assignment binds National Life unless in writing and received by National Life at its Home Office. National Life assumes no responsibility for determining whether an assignment is valid or the extent of the assignee's interest. All assignments will be subject to any Policy loan. The interest of any Beneficiary or other person will be subordinate to any assignment. A payee who is not also the Owner may not assign or encumber Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee.

         Misstatement of Age and Sex. If the age or sex of the Insured at the Date of Issue has been misstated in the application, the Accumulated Value of the Policy will be adjusted to be the amount that it would have been had the Cost of Insurance Charges deducted been based on the correct age and sex, or as otherwise required by state law. The adjustment will take place on the Monthly Policy Date on or after the date on which National Life has proof to its satisfaction of the misstatement. If the Insured has died, National Life will adjust the Accumulated Value as of the last Monthly Policy Date prior to the Insured's death; however, if the Accumulated Value is insufficient for that adjustment, the amount of the Unadjusted Death Benefit will also be adjusted.

         Suicide. In the event of the Insured's suicide, while sane or insane, within two years from the Date of Issue of the Policy (except where state law requires a shorter period), or within two years of the effective date of a reinstatement, (unless otherwise required by state law), National Life's liability is limited to the payment to the Beneficiary of a sum equal to the premiums paid less any Policy loan and accrued interest and any Withdrawals (since the date of reinstatement, in the case of a suicide within two years of the effective date of a reinstatement), or other reduced amount provided by state law.

         If the Insured commits suicide within two years (or shorter period required by state law) from the effective date of any Policy change which increases the Unadjusted Death Benefit and for which an application is required, the amount which National Life will pay with respect to the increase will be the Cost of Insurance Charges previously made for such increase (unless otherwise required by state law).

         Incontestability. The Policy will be incontestable after it has been in force during the Insured's lifetime for two years from the Date of Issue (or such other date as required by state law). Similar incontestability will apply to an increase in Face Amount or reinstatement after it has been in force during the Insured's lifetime for two years from its effective date.

         Before such times, however, National Life may contest the validity of the Policy (or changes) based on material misstatements in the initial or any subsequent application.

         Arbitration. Except where otherwise required by state law, the Policy provides that any controversy under the Policy shall be settled by arbitration in the state of residence of the Owner, in accordance with the rules of the American Arbitration Association or any similar rules to which the parties agree. Any award rendered through arbitration will be final on all parties, and the award may be enforced in court.

         The purpose of the arbitration is to provide an alternative dispute resolution mechanism for investors that may be more efficient and less costly than court litigation. Owners should be aware, however, that arbitration is, as noted above, final and binding on all parties, and that the right to seek remedies in court is waived, including the right to jury trial.
Pre-arbitration discovery is generally more limited than and different from court discovery procedures, and the arbitrator's award is not required to include factual findings or legal reasoning. Any party's right to appeal or to seek modification of rulings by the arbitrators is strictly limited.

         Dividends. The Policy is participating; however, no dividends are expected to be paid on the Policy. If dividends are ever declared, they will be paid in cash.

         Correspondence. All correspondence to the Owner is deemed to have been sent to the Owner if mailed to the Owner at the Owner's last known address.

         Settlement Options. In lieu of a single sum payment on death or surrender, an election may be made to apply the Death Benefit under any one of the fixed-benefit Settlement Options provided in the Policy. The options are described below.

         Payment of Interest Only. Interest at a rate of 3.5% per year will be paid on the amount of the proceeds retained by National Life. Upon the earlier of the payee's death or the end of a chosen period, the proceeds retained will be paid.

         Payments for a Stated Time. Equal monthly payments, based on an interest rate of 3.5% per annum, will be made for the number of years selected.

         Payments for Life. Equal monthly payments, based on an interest rate of 3.5% per annum, will be made for a guaranteed period and thereafter during the life of a chosen person. Guaranteed payment periods may be elected for 0, 10, 15, or 20 years or for a refund period, at the end of which the total payments will equal the proceeds placed under the option.

          Payments of a Stated Amount. Equal monthly payments will be made until the proceeds, with interest at 3.5% per year on the unpaid balance, have been paid in full. The total payments in any year must be at least $10 per month for each thousand dollars of proceeds placed under this option.

         Life Annuity. Equal monthly payments will be made in the same manner as in the above Payments for Life option except that the amount of each payment will be the monthly income provided by National Life's then current settlement rates on the date the proceeds become payable. No additional interest will be paid.

         Joint and Two Thirds Annuity. Equal monthly payments, based on an interest rate of 3.5% per year, will be made while two chosen persons are both living. Upon the death of either, two-thirds of the amount of those payments will continue to be made during the life of the survivor. National Life may require proof of the ages of the chosen persons.

         50% Survivor Annuity. Equal monthly payments, based on an interest rate of 3.5% per year, will be made during the lifetime of the chosen primary person. Upon the death of the chosen primary person, 50% of the amount of those payments will continue to be made during the lifetime of the secondary chosen person. National Life may require proof of the ages of the chosen persons.

         National Life may pay interest in excess of the stated amounts under the first four options listed above, but not the last three. A right to change options or to withdraw all or part of the remaining proceeds may be included in the first two, and the fourth, options above. For additional information concerning the payment options, see the Policy.

                               OPTIONAL BENEFITS

         The following optional benefits, which are subject to the restrictions and limitations set forth in the applicable Policy Riders, may be included in a Policy at the option of the Owner (election of any of these optional benefits involves an additional cost):

         Waiver of Monthly Deductions. The Waiver of Monthly Deductions Rider will waive Monthly Deductions against the Policy if the Insured becomes totally disabled, before age 65 and for at least 120 days. If total disability occurs after age 60 and before age 65, then Monthly Deductions will be waived only until the Insured reaches Attained Age 65, or for a period of two years, if longer. The monthly cost of this Rider is based on sex-distinct rates (except for Policies issued in states which require "unisex" policies or in conjunction with employee benefit plans, where the cost of this Rider will not vary by sex) multiplied by the Monthly Deduction on the Policy, and will be added to the Monthly Deduction on the Policy.

          Accidental Death Benefit. The Accidental Death Rider provides for an increased Death Benefit in the event that the Insured dies in an accident. If this Rider is elected, the monthly cost of this Rider will be added to the Monthly Deduction on the Policy.

          Guaranteed Insurability Option. This Rider will permit the Owner to increase the Face Amount of the Policy, within certain limits, without being required to submit satisfactory proof of insurability at the time of the request for the increase. Again, if this Rider is elected, the monthly cost of this Rider will be added to the Monthly Deduction on the Policy.

         Guaranteed Death Benefit. If this Rider is elected, National Life will guarantee that the Policy will not lapse prior to the Insured's Attained Age 70, or 20 years from the Date of Issue of the Policy, if longer, regardless of the Policy's investment performance. To keep this Rider in force, cumulative premiums paid must be greater than the Minimum Guarantee Premium from the Date of Issue. The Policy will be tested monthly for this qualification, and if not met, a notice will be sent to the Owner, who will have 61 days from the date the notice is mailed to pay a premium sufficient to keep the Rider in force. The premium required will be the Minimum Guarantee Premium from the Date of Issue, plus two times the Minimum Monthly Premium, minus premiums previously paid. The Rider will be cancelled if a sufficient premium is not paid during that 61-day period.

         The cost of the Guaranteed Death Benefit Rider is $0.01 per thousand of Face Amount per month. This Rider is available only at issue, and only for Issue Ages 0-65.

         If while the Guaranteed Death Benefit Rider is in force, the Accumulated Value of the Policy is not sufficient to cover the Monthly Deductions, Monthly Deductions will be made until the Accumulated Value of the Policy is exhausted, and will thereafter be deferred, and collected at such time as the Policy has positive Accumulated Value.

         If the Face Amount of a Policy subject to the Guaranteed Death Benefit Rider is increased, the Rider's guarantee will extend to the increased Face Amount. This will result in increased Minimum Guarantee Premiums.

         If both the Waiver of Monthly Deductions Rider and the Guaranteed Death Benefit Rider apply to a Policy and Monthly Deductions are waived because of total disability, then Minimum Guarantee Premiums required to keep the Guaranteed Death Benefit Rider in force will be waived during the period that Monthly Deductions are being waived.

         For Policies with the Guaranteed Death Benefit Rider, Withdrawals and Policy loans will be limited to the excess of premiums paid over the Minimum Guarantee Premium, if the Owner wishes to keep the Rider in force. If a Policy loan or Withdrawal for an amount greater than such excess is desired, the Guaranteed Death Benefit Rider will enter a 61-day lapse-pending notification period, and will be cancelled if a sufficient premium is not paid.

         The Guaranteed Death Benefit Rider is not available in Texas or Massachusetts.

                       FEDERAL INCOME TAX CONSIDERATIONS

INTRODUCTION

         The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon National Life's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the Service.

TAX STATUS OF THE POLICY

         Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") sets forth a definition of a life insurance contract for Federal tax purposes. Although the Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702, while proposed regulations and other interim guidance has been issued, final regulations have not been adopted. Guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of
Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance policy.

         With respect to a Policy issued on the basis of a standard rate class, National Life believes (largely in reliance on the Service's Notice 88-128 and the proposed regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

         With respect to a Policy that is issued on a substandard basis (i.e., a Rate Class involving higher than standard mortality risk), there is less guidance. Thus, it is not clear whether or not such a Policy would satisfy section 7702, particularly if the Owner pays the full amount of premiums permitted under the Policy.

         If it is subsequently determined that a Policy does not satisfy
Section 7702, National Life may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702. For these reasons, National Life reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under
Section 7702.

         Section 817(h) of the Code requires that the investments of each Subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how each Fund's assets are to be invested. National Life believes that the Separate Account will, thus, meet the diversification requirement, and National Life will monitor continued compliance with this requirement.

         In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Policy Owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and Accumulated Value. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, National Life does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury

Department has stated it expects to issue. National Life therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

         The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

         In General.   National Life believes that the proceeds and cash value
increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for Federal income tax purposes. Thus, the Unadjusted Death Benefit under the Policy should be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code.


         Depending on the circumstances, the exchange of a Policy, a change in the Policy's Death Benefit Option (i.e., a change from Death Benefit Option A to Death Benefit Option B or vice versa), a Policy loan, a Withdrawal, a surrender, a change in ownership, or an assignment of the Policy may have Federal income tax consequences.



         In addition, Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or Beneficiary. The Policies also may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement. In recent years, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.


         Generally, the Owner will not be deemed to be in constructive receipt of the Accumulated Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract". Whether a Policy is or is not a Modified Endowment Contract, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

         Modified Endowment Contracts. Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the Unadjusted Death Benefit and Accumulated Value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract, National Life will notify the Owner's agent of action or actions that may be taken to prevent the Policy from becoming a Modified Endowment Contract. If after 30 days from contacting the agent, National Life has not heard from the Owner, National Life will mail a letter directly to the Owner notifying him or her of actions that may be taken to prevent the Policy from becoming a Modified Endowment Contract. If after 30 days from mailing such notification National Life has received no response, National Life will assume the Owner wishes to take no action. If the Owner requests a refund of excess premium, the excess premium paid (with appropriate interest) will be returned to the Owner. The amount to be refunded will be deducted from the

Accumulated Value in the Separate Account and in the General Account in the same proportion as the premium payment was allocated to such accounts.

         The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective Owner should consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a Modified Endowment Contract.

         Distributions from Policies Classified as Modified Endowment Contracts. Policies classified as Modified Endowment Contracts will be subject to the following tax rules: First, all distributions, including distributions upon surrender and Withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulated Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59-1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary.

         Distributions From Policies Not Classified as Modified Endowment Contracts. Distributions from a Policy that is not a Modified Endowment Contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Unadjusted Death Benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

         Loans from, or secured by, a Policy that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans are treated as indebtedness of the Owner.

         Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional tax.

         Policy Loan Interest. Generally, interest paid on any loan under a Policy is not deductible. A tax advisor should be consulted before deducting Policy loan interest.

         Investment in the Policy. Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Owner.

         Multiple Policies. All Modified Endowment Contracts that are issued by National Life to the same Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the gross income under Section 72(e) of the Code.

  SPECIAL RULES FOR EMPLOYEE BENEFIT PLANS

         If Policies are purchased by a trust forming part of a pension or profit-sharing plan meeting the qualification requirements of Section 401(a) of the Code, various special tax rules will apply. Because these rules are extensive and complicated, it is not possible to describe all of them here. Accordingly, counsel or other competent tax advisors familiar with qualified plan matters should be consulted in connection with any such purchase.

         Generally, a plan participant on whose behalf a Policy is purchased will be treated as having annual imputed income based on a cost of insurance factor multiplied by the Net Amount at Risk under the Policy. This imputed income is to be reported by the employer to the employee and the Service annually and included in the employee's gross income. In the event of the death of a plan participant while covered by the plan, an Unadjusted Death Benefit paid to the participant's Beneficiary generally will not be completely excludable from the Beneficiary's gross income under Section 101(a) of the Code. Any Unadjusted Death Benefit in excess of the Accumulated Value will be excludable. The portion of the Unadjusted Death Benefit equal to the Accumulated Value, however, generally will be subject to Federal income tax to the extent it exceeds the participant's "investment in the contract" as defined in the Code, which will include the imputed income noted above. Special rules may apply in certain circumstances (e.g., to Owner-employees or participants who have borrowed from the plan).

         The Service has interpreted the plan qualification provisions of the Code to require that non-retirement benefits, including death benefits, payable under a qualified plan be "incidental to" retirement benefits provided by the plan. These interpretations, which are primarily set forth in a series of Revenue Rulings issued by the Service, should be considered in connection with any purchase of life insurance policies to provide benefits under a qualified plan.

POSSIBLE CHARGE FOR NATIONAL LIFE'S TAXES

         At the present time, National Life makes no charge for any Federal, state or local taxes (other than state premium taxes or the DAC Tax) that the Company incurs that may be attributable to the Separate Account or to the Policies. National Life, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Accounts or to the Policies. If any tax charges are made in the future, they will be accumulated daily and transferred from the Separate Account to National Life's General Account. Any investment earnings on tax charges accumulated in the Separate Account will be retained by National Life.


POSSIBLE CHANGES IN TAXATION



         Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policies could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Policies. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.


                     POLICIES ISSUED IN CONJUNCTION WITH
                            EMPLOYEE BENEFIT PLANS

         Policies may be acquired in conjunction with employee benefit plans, including the funding of qualified pension plans meeting the requirements of
Section 401 of the Code.

         For employee benefit plan Policies, the maximum cost of insurance rates used to determine the monthly Cost of Insurance Charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these Tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Rate Class. (See "Cost of Insurance", Page ___.)

         Illustrations reflecting the premiums and charges for employee benefit plan Policies will be provided upon request to purchasers of such Policies.

         There is no provision for misstatement of sex in the employee benefit plan Policies. (See "Misstatement of Age and Sex", Page ___.) Also, the rates used to determine the amount payable under a particular Settlement Option will be the same for male and female Insureds. (See "Settlement Options", Page ___.)

              LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

         In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that in other factual circumstances the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. The Policies offered by this Prospectus, other than Policies issued in states which require "unisex" policies (currently Montana) and employee benefit plan Policies (see "Policies Issued in Conjunction with Employee Benefit Plans on Page ___) are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an employee benefit plan Policy is appropriate.

                                 VOTING RIGHTS

         All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding Portfolios of the Funds. The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act or other applicable law or governing documents to be approved or ratified by the shareholders of a mutual fund. National Life is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with the SEC's view of present applicable law, National Life will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners. Fund shares held in each Subaccount of the Separate Account for which no timely instructions from Owners are received will be voted by National Life in the same proportion as those shares in that Subaccount for which instructions are received.

         Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated. The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's Accumulated Value in that account by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of a Portfolio for which Owners have no interest, National Life will cast votes, for or against any matter, in the same proportion as Owners vote.

         If required by state insurance officials, National Life may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Portfolios. In addition, National Life may disregard voting instructions in favor of certain changes initiated by an Owner or the Fund's Board of Directors provided that National Life's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purposes, and the effect the change would have on National Life. If National Life does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

         Shares of the Funds are currently being offered to variable life insurance and variable annuity separate accounts of life insurance companies other than National Life that are not affiliated with National Life. National Life understands that shares of these Funds also will be voted by such other life insurance companies in accordance with instructions from their policyholders invested in such separate accounts. This will dilute the effect of voting instructions of Owners of the Policies.

                CHANGES IN APPLICABLE LAW, FUNDING AND OTHERWISE

         The voting rights described in this Prospectus are created under applicable Federal securities laws. To the extent that such laws or regulations promulgated thereunder eliminate the necessity to solicit voting instructions from Owners or restrict such voting rights, National Life reserves the right to proceed in accordance with any such laws or regulations.

         National Life also reserves the right, subject to compliance with applicable law, including approval of Owners, if so required: (1) to make changes in the form of the Separate Account, if in its judgment such changes would serve the interests of Owners or would be appropriate in carrying out the purposes of the Policies, for example: (i) operating the Separate Account as a management company under the 1940 Act; (ii) deregistering the Separate Account under the 1940 Act if registration is no longer required; (iii) combining or substituting separate accounts; (iv) transferring the assets of the Separate Account to another separate account or to the General Account; (v) making changes necessary to comply with, obtain or continue any exemptions from the 1940 Act; or (vi) making other technical changes in the Policy to conform with any action described herein; (2) if in its judgment a Portfolio no longer suits the investment goals of the Policy, or if tax or marketing conditions so warrant, to substitute shares of another investment portfolio for shares of such Portfolio; (3) to eliminate, combine, or substitute Subaccounts and establish new Subaccounts, if in its judgment marketing needs, tax considerations, or investment conditions so warrant; and (4) to transfer assets from a Subaccount to another Subaccount or separate account if the transfer in National Life's judgment would best serve interests of Policy Owners or would be appropriate in carrying out the purposes of the Policies; and (5) to modify the provisions of the Policies to comply with applicable laws. National Life has reserved all rights in respect of its corporate name and any part thereof, including without limitation the right to withdraw its use and to grant its use to one or more other separate accounts and other entities.

     If a Policy has Accumulated Value in a Subaccount that is eliminated, National Life will give the Owner at least 30 days notice before the elimination, and will request that the Owner designate the Subaccount or Subaccounts (or the General Account) to which the Accumulated Value in the Subaccount to be eliminated should be transferred. If no such designation is received prior to the date of the elimination, then the Accumulated Value in such Subaccount will be transferred to the Money Market Subaccount. In any case, if in the future a transfer charge is imposed or limits on the number of transfers or free transfers are established, no charge will be made for this transfer, and it will not count toward any limit on transfers or free transfers.


                    OFFICERS AND DIRECTORS OF NATIONAL LIFE

The officers and directors of National Life, as well as their principal occupations during the past five years, are listed below.

                                                   PRINCIPAL OCCUPATION
NAME AND POSITION                                  DURING THE PAST FIVE YEARS
-----------------                                  --------------------------
Patrick E. Welch                                   1997 to present - Chairman of the
     Chairman of the Board,                        Board and Chief Executive Officer;
     Chief Executive Officer,                      1992 to 1997 - Chairman of the
     and Director                                  Board, Chief Executive Officer
                                                   and President of GNA Corporation


Thomas H. MacLeay                                  1996 to Present - President and Chief
     President, Chief                              Operating Officer; 1993 to 1996 -
     Operating Officer,                            Executive Vice President & Chief
     and Director                                  Financial Officer

Robert E. Boardman                                 1994 to present - Chairman of Hickok &

     Director                                      Boardman Financial Network
                                                   1967 to present - President of Hickok & Boardman Realty, Inc.


David R. Coates                                    1993 to present - Business
     Director                                      Consultant; 1987 to 1993 - Managing Partner of KPMG Peat
                                                   Marwick in Burlington, VT


Benjamin F. Edwards III                            1983 to present - Chairman, President
     Director                                      and Chief Executive Officer of A.
                                                   G. Edwards, Inc.


Earle H. Harbison, Jr.                             1993 to present:  Chairman of
     Director                                      Harbison Walker, Inc.; 1986 to
                                                   1992 - President and Chief
                                                   Operating Officer of Monsanto Company


Roger B. Porter                                    1985 to present - Professor of Business
     Director                                      and Government, Harvard University; 1976 to
                                                   present - Member of the President's Commission
                                                   on White House Fellowships; 1993 to present,
                                                   Senior Scholar, Woodrow Wilson International
                                                   Center for Scholars


E. Miles Prentice III                              1997 to present - Partner in the law firm of Eaton & Van Winkle;
     Director                                      1996 to 1997 - Partner in the law firm of Bryan Cave L.L.P.;
                                                   1993 to 1996 - Partner in the law
                                                   firm of Piper & Marbury


Thomas P. Salmon                                   1997 to present - Partner in the law firm of Salmon & Nostrand;
     Director                                      1991 to 1997 - President, the University of
                                                   Vermont; Formerly Governor, State of Vermont


A. Gary Shilling                                   1978 to present - President of A.
     Director                                        Gary Shilling & Company, Inc.


Thomas R. Williams                                 1987 to present - President of the
     Director                                        Wales Group, Inc.


Patricia K. Woolf                                  1990 to present - Author, Consultant,

     Director                                      and lecturer at the Department of
                                                   Molecular Biology at Princeton University

James A. Mallon                                    1998 to present: Executive Vice President & Chief
     Executive Vice President &                    Marketing Officer; 1996 to 1998: President & Chief
     Chief Marketing Officer                       Executive Officer - Integon Life Insurance Corporation;
                                                   1993 to 1996: Senior Vice President & Chief Marketing Officer -
                                                   Commercial Union Life Insurance Company of America

Jeffrey P. Johnson                                 1997 to present - General Counsel;
     General Counsel                               1992 to present - Partner in the law firm of Primmer & Piper

Rodney A. Buck                                     1996 to present - Senior Vice
     Senior Vice President &                       President and Chief Investment
     Chief Investment Officer                      Officer; 1993 to 1995 - Senior Vice President - Investments;
                                                   1996 to present - Chairman & Chief Executive Officer, National
                                                   Life Investment Management Company, Inc. ("NLIMC");
                                                   1991 to 1995 - President and Chief Operating Officer, NLIMC;
                                                   1998 to present - Chief Executive Officer - Sentinel Advisors Company;
                                                   1987 to present - Senior Vice President - Sentinel Advisors Company

Craig A. Smith                                     1998 to present - Vice President - Corporate Actuarial;
     Vice President                                1993 to 1998 - Senior Vice
                                                   President - Product; 1992 to 1993 -
                                                   Vice President - Product Development

                            DISTRIBUTION OF POLICIES

     Applications for the Policies are solicited by agents who are licensed by state insurance authorities to sell National Life's variable life insurance policies, and who are also registered representatives of Equity Services, Inc. ("ESI") or registered representatives of broker/dealers who have Selling Agreements with ESI. ESI, whose address is National Life Drive, Montpelier, Vermont 05604, is a registered broker/dealer under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). ESI is an indirect wholly-owned subsidiary of National Life. ESI acts as the principal underwriter, as defined in the 1940 Act, of the Policies, and for the Separate Account pursuant to an Underwriting Agreement to which the Separate Account, ESI and National Life are parties.
The Policies are offered and sold only in those states where their sale is lawful.

     The insurance underwriting and the determination of a proposed Insured's Rate Class and whether to accept or reject an application for a Policy is done by National Life. National Life will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the free look provision.


     Dealers are compensated for sales of the Policies by dealer concessions. During the first Policy Year, the gross dealer concession will not be more than 85% of the premiums paid up to a target amount (used only to determine commission payments) and 4% of the premiums paid in excess of that amount. For Policy Years 2 through 10, the gross dealer concession will not be more than 4% of the premiums paid. For Policy Year 11 and thereafter, the gross dealer concession will be 1.5% of all premiums paid. For premiums received in the year following an increase in Face Amount and attributable to the increase, the gross dealer concession will not be more than 50% up to the target amount for the increase.


                                 POLICY REPORTS

         Once each Policy Year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Unadjusted Death Benefit, any Policy loans and accrued interest, the current Accumulated Value, the non-loaned Accumulated Value in the General Account, the amount held as Collateral in the General Account, the value in each Subaccount of the Separate Account, premiums paid since the last report, charges deducted since the last report, any Withdrawals since the last report, and the current Cash Surrender Value. In addition, a statement will be sent to an Owner showing the status of the Policy following the transfer of amounts from one Subaccount of a Separate Account to another, the taking out of a loan, a repayment of a loan, a Withdrawal and the payment of any premiums (excluding those paid by bank draft or otherwise under the Automatic Payment Plan).

         An Owner will be sent a semi-annual report containing the financial statements of each Fund in which his or her Policy has Accumulated Value, as required by the 1940 Act.

                                STATE REGULATION

         National Life is subject to regulation and supervision by the Insurance Department of the State of Vermont which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Policy form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Policies are sold. National Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.


                             PREPARING FOR YEAR 2000



       Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the year 1900. Like all financial services providers, National Life utilizes computer systems that may be effected by Year 2000 transition issues, and National Life relies on service providers, including the Funds, that also may be affected. National Life has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on National Life. However, as of the date of this prospectus, it is not anticipated that any Policy Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. National Life currently anticipates that its computer systems will be Year 2000 compliant on or about January 1, 1999, but there can be no assurance that National Life will be successful, or that interaction with other service providers will not impair National Life's services at that time.


                                    EXPERTS

         The Financial Statements listed on Page F-1 have been included in this Prospectus, in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.


         Actuarial matters included in the Prospectus have been examined by Elizabeth H. MacGowan, F.S.A., MAAA, Associate Actuary - Product Development of National Life.


                                 LEGAL MATTERS


         Sutherland, Asbill & Brennan, LLP of Washington, D.C. has provided advice on legal matters relating to certain aspects of Federal securities law applicable to the issue and sale of the Policies. Matters of Vermont law pertaining to the Policies, including National Life's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by Jeffrey P. Johnson, General Counsel of National Life.




         In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. During 1997 several lawsuits of this nature were filed against National Life on behalf of purported classes of persons who purchased certain insurance products from National Life. National Life does not believe that these lawsuits, whether settled or litigated, will have any material adverse effect upon its ability to meet its obligations under the Policies.



         National Life is also party to ordinary routine litigation incidental to the business, none of which is expected to have a material adverse effect upon its ability to meet its obligations under the Policies.




                             FINANCIAL STATEMENTS


         The financial statements of National Life and of the Separate Account appear on the following pages. The financial statements of National Life should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon National Life's ability to meet its obligations under the Policies.

                                   APPENDIX A
               ILLUSTRATION OF DEATH BENEFITS, ACCUMULATED VALUES
                           AND CASH SURRENDER VALUES

     The following tables illustrate how the Death Benefits, Accumulated Values and Cash Surrender Values of a Policy may change with the investment experience of the Separate Account. The tables show how the Death Benefits, Accumulated Values and Cash Surrender Values of a Policy issued to an Insured of a given age, sex and Rate Class would vary over time if the investment return on the assets held in each Portfolio of each of the Funds were a uniform, gross, annual rate of 0%, 6% and 12%.

     The tables on pages A-2 to A-7 illustrate a Policy issued to a male Insured, Age 40 in the Preferred Nonsmoker Rate Class with a Face Amount of $250,000 and Planned Periodic Premiums of $3,000 for Death Benefit Option A, and $4,000 for Death Benefit Option B, in each case paid at the beginning of each Policy Year. The Death Benefits, Accumulated Values and Cash
Surrender Values would be lower if the Insured was in a standard nonsmoker, smoker or substandard class since the cost of insurance charges are higher for these classes. Also, the values would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years.

     The second column of the tables show the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually. The columns shown under the heading "Guaranteed" assume that throughout the life of the policy, the monthly charge for cost of insurance is based on the maximum level permitted under the Policy (based on the 1980 CSO Smoker/Nonsmoker Table); the columns under the heading "Current" assume that throughout the life of the Policy, the monthly charge for cost of insurance is based on the current cost of insurance rate, and for Policy Years after year 10, a bonus under which the Monthly Deductions are reduced by 0.50% per annum.


     The amounts shown in all tables reflect an averaging of certain other asset charges described below that may be assessed under the Policy, depending upon how premiums are allocated. The total of the asset charges reflected in the Current and Guaranteed illustrations, including the Mortality and Expense Risk Charge of 0.90%, is 1.72%. This total charge is based on an assumption that an Owner allocates the Policy values equally among the Subaccounts of the Separate Account.



     These asset charges reflect an investment advisory fee of 0.66%, which represents an average of the fees incurred by the Portfolios (including the Portfolios expected to be made available on or before September 30, 1998) during 1997 and expenses of 0.16% which is based on an average of the actual expenses incurred by the Portfolios during 1997, adjusted, as appropriate, to take into account expense reimbursement arrangements expected to be in place for 1998. For information on Fund expenses, see the prospectuses for the Funds accompanying this prospectus. For some of the Portfolios, the annual expenses used in the illustrations are net of certain reimbursements that may or may not continue.


     The tables also reflect the fact that no charges for Federal or state income taxes are currently made against the Separate Accounts. If such a charge is made in the future, it would take a higher gross annual rate of return to produce the same Policy values.

     The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid and allocated as indicated, no amounts are allocated to the General Account, and no Policy loans are made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount, that no Withdrawals have been made and no transfers have been made in any Policy Year.

     Upon request, National Life will provide a comparable illustration based upon the proposed Insured's Age and Rate Class, the Death Benefit Option, Face Amount, Planned Periodic Premiums and Riders requested.

                               NATIONAL LIFE
         VARITRAK FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

$250,000 FACE AMOUNT                MALE INSURED ISSUE AGE 40      PREFERRED
DEATH BENEFIT OPTION A              ANNUAL PREMIUM $3000           NONSMOKER

             ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%


                                                 Guaranteed                                       Current
               Premiums         ------------------------------------------       ---------------------------------------------
End of         Accumulated      Accum-            Cash                           Accum-            Cash
Policy         at 5% Int.       ulated            Surrender        Death         ulated            Surrender          Death
Year           Per Year         Value             Value            Benefit       Value             Value              Benefit
----           --------         -----             -----            -------       -----             -----              -------

1              3,150            2,204             804              250,000       2,302             902                250,000
2              6,458            4,332             2,593            250,000       4,544             2,805              250,000
3              9,930            6,383             4,371            250,000       6,723             4,711              250,000
4              13,577           8,357             6,259            250,000       8,838             6,741              250,000
5              17,406           10,251            8,153            250,000       10,882            8,784              250,000

6              21,426           12,060            10,170           250,000       12,855            10,966             250,000
7              25,647           13,781            12,099           250,000       14,748            13,067             250,000
8              30,080           15,411            13,937           250,000       16,557            15,083             250,000
9              34,734           16,948            15,682           250,000       18,285            17,019             250,000
10             39,620           18,385            17,327           250,000       19,927            18,870             250,000

11             44,751           19,720            18,870           250,000       21,843            20,993             250,000
12             50,139           20,939            20,297           250,000       23,684            23,042             250,000
13             55,796           22,027            21,594           250,000       25,450            25,016             250,000
14             61,736           22,977            22,752           250,000       27,134            26,908             250,000
15             67,972           23,769            23,752           250,000       28,731            28,713             250,000

16             74,521           24,390            24,390           250,000       30,238            30,238             250,000
17             81,397           24,826            24,826           250,000       31,647            31,647             250,000
18             88,617           25,067            25,067           250,000       32,947            32,947             250,000
19             96,198           25,100            25,100           250,000       34,119            34,119             250,000
20             104,158          24,900            24,900           250,000       35,146            35,146             250,000
25             150,340          19,269            19,269           250,000       37,910            37,910             250,000
30             209,282          1,335             1,335            250,000       35,645            35,645             250,000


The Death Benefit may, and the Accumulated Values and Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                              NATIONAL LIFE
         VARITRAK FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

$250,000 FACE AMOUNT                MALE INSURED ISSUE AGE 40      PREFERRED
DEATH BENEFIT OPTION A              ANNUAL PREMIUM $3000           NONSMOKER

             ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%


                                                  Guaranteed                                       Current
               Premiums         ------------------------------------------       --------------------------------------------
End of         Accumulated      Accum-            Cash                           Accum-            Cash
Policy         at 5% Int.       ulated            Surrender        Death         ulated            Surrender          Death
Year           Per Year         Value             Value            Benefit       Value             Value              Benefit
----           --------         -----             -----            -------       -----             -----              -------

1              3,150            2,354             954              250,000       2,455             1,055              250,000
2              6,458            4,768             3,029            250,000       4,993             3,255              250,000
3              9,930            7,243             5,231            250,000       7,612             5,600              250,000
4              13,577           9,778             7,680            250,000       10,315            8,218              250,000
5              17,406           12,376            10,278           250,000       13,096            10,998             250,000

6              21,426           15,029            13,139           250,000       15,959            14,070             250,000
7              25,647           17,739            16,057           250,000       18,898            17,216             250,000
8              30,080           20,505            19,031           250,000       21,910            20,436             250,000
9              34,734           23,325            22,059           250,000       25,002            23,737             250,000
10             39,620           26,196            25,138           250,000       28,173            27,115             250,000

11             44,751           29,116            28,266           250,000       31,830            30,981             250,000
12             50,139           32,076            31,434           250,000       35,615            34,974             250,000
13             55,796           35,062            34,629           250,000       39,533            39,100             250,000
14             61,736           38,069            37,844           250,000       43,586            43,360             250,000
15             67,972           41,081            41,064           250,000       47,774            47,757             250,000

16             74,521           44,087            44,087           250,000       52,106            52,106             250,000
17             81,397           47,075            47,075           250,000       56,581            56,581             250,000
18             88,617           50,039            50,039           250,000       61,198            61,198             250,000
19             96,198           52,968            52,968           250,000       65,952            65,952             250,000
20             104,158          55,843            55,843           250,000       70,838            70,838             250,000
25             150,340          68,508            68,508           250,000       97,540            97,540             250,000
30             209,282          74,787            74,787           250,000       128,932           128,932            250,000


The Death Benefit may, and the Accumulated Values and Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                               NATIONAL LIFE
         VARITRAK FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

$250,000 FACE AMOUNT                MALE INSURED ISSUE AGE 40      PREFERRED
DEATH BENEFIT OPTION A              ANNUAL PREMIUM $3000           NONSMOKER

            ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%


                                                  Guaranteed                                       Current
               Premiums         ------------------------------------------       --------------------------------------------
End of         Accumulated      Accum-            Cash                           Accum-            Cash
Policy         at 5% Int.       ulated            Surrender        Death         ulated            Surrender          Death
Year           Per Year         Value             Value            Benefit       Value             Value              Benefit
----           --------         -----             -----            -------       -----             -----              -------

1              3,150            2,505             1,105            250,000       2,609             1,209              250,000
2              6,458            5,223             3,484            250,000       5,461             3,722              250,000
3              9,930            8,175             6,163            250,000       8,576             6,563              250,000
4              13,577           11,382            9,284            250,000       11,979            9,882              250,000
5              17,406           14,820            12,772           250,000       15,692            13,594             250,000

6              21,426           18,659            16,769           250,000       19,747            17,857             250,000
7              25,647           22,779            21,097           250,000       24,169            22,488             250,000
8              30,080           27,263            25,789           250,000       28,993            27,519             250,000
9              34,734           32,146            30,880           250,000       34,263            32,998             250,000
10             39,620           37,464            36,406           250,000       40,024            38,967             250,000

11             44,751           43,264            42,414           250,000       46,798            45,948             250,000
12             50,139           49,586            48,944           250,000       54,259            53,618             250,000
13             55,796           56,475            56,042           250,000       62,485            62,052             250,000
14             61,736           63,991            63,766           250,000       71,557            71,332             250,000
15             67,972           72,193            72,176           250,000       81,568            81,551             250,000

16             74,521           81,152            81,152           250,000       92,626            92,626             250,000
17             81,397           90,952            90,952           250,000       104,846           104,846            250,000
18             88,617           101,694           101,694          250,000       118,360           118,360            250,000
19             96,198           113,492           113,492          250,000       133,314           133,314            250,000
20             104,158          126,472           126,472          250,000       149,875           149,875            250,000
25             150,340          215,240           215,240          262,593       264,014           264,014            322,097
30             209,282          358,658           358,658          416,044       451,398           451,398            523,622


The Death Benefit may, and the Accumulated Values and Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                                 NATIONAL LIFE
         VARITRAK FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

$250,000 FACE AMOUNT                MALE INSURED ISSUE AGE 40      PREFERRED
DEATH BENEFIT OPTION B              ANNUAL PREMIUM $4000           NONSMOKER

             ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%


                                                  Guaranteed                                       Current
               Premiums         ------------------------------------------      ---------------------------------------------
End of         Accumulated      Accum-            Cash                           Accum-            Cash
Policy         at 5% Int.       ulated            Surrender        Death         ulated            Surrender          Death
Year           Per Year         Value             Value            Benefit       Value             Value              Benefit
----           --------         -----             -----            -------       -----             -----              -------

1              4,200            3,149             1,610            253,149       3,248             1,709              253,248
2              8,610            6,200             4,277            256,199       6,413             4,492              256,415
3              13,241           9,153             7,055            259,153       9,498             7,400              259,498
4              18,103           12,004            9,906            262,003       12,496            10,398             262,496
5              23,208           14,754            12,656           264,753       15,400            13,303             265,400

6              28,568           17,395            15,505           267,394       18,213            16,323             268,213
7              34,196           19,924            18,242           269,923       20,923            19,241             270,923
8              40,106           22,337            20,863           272,337       23,524            22,051             273,524
9              46,312           24,633            23,367           274,633       26,022            24,756             276,022
10             52,827           26,803            25,745           276,802       28,410            27,352             278,410

11             59,669           28,844            27,994           278,844       31,116            30,266             281,116
12             66,852           30,742            30,100           280,741       33,727            33,086             283,727
13             74,395           32,480            32,047           282,480       36,242            35,808             286,242
14             82,314           34,048            33,823           284,048       38,651            38,426             288,651
15             90,630           35,426            35,409           285,426       40,949            40,932             290,949

16             99,361           36,601            36,601           286,601       43,133            43,133             293,133
17             108,530          37,555            37,555           287,555       45,191            45,191             295,191
18             118,156          38,280            38,280           288,280       47,109            47,109             297,109
19             128,264          38,762            38,762           288,762       48,868            48,868             298,868
20             138,877          38,977            38,977           288,977       50,444            50,444             300,444
25             200,454          34,966            34,966           284,966       55,375            55,375             305,375
30             279,043          18,770            18,770           268,770       54,241            54,241             304,241


The Death Benefit may, and the Accumulated Values and Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                                 NATIONAL LIFE
         VARITRAK FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

$250,000 FACE AMOUNT                MALE INSURED ISSUE AGE 40      PREFERRED
DEATH BENEFIT OPTION B              ANNUAL PREMIUM $4000           NONSMOKER

                ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%


                                                  Guaranteed                                       Current
               Premiums         ------------------------------------------       --------------------------------------------
End of         Accumulated      Accum-            Cash                           Accum-            Cash
Policy         at 5% Int.       ulated            Surrender        Death         ulated            Surrender          Death
Year           Per Year         Value             Value            Benefit       Value             Value              Benefit
----           --------         -----             -----            -------       -----             -----              -------

1              4,200            3,357             1,818            253,356       3,458             1,920              253,458
2              8,610            6,807             4,884            256,806       7,035             5,113              257,035
3              13,241           10,356            8,258            260,355       10,731            8,633              260,731
4              18,103           13,999            11,901           263,999       14,548            12,450             264,548
5              23,208           17,741            15,643           267,741       18,481            16,384             268,481

6              28,568           21,576            19686            271,575       22535             20,646             272,535
7              34,196           25,502            23,820           275,501       26,703            25,022             276,703
8              40,106           29,518            28,044           279,518       30,981            29,508             280,981
9              46,312           33,623            32,357           283,623       35,377            34,111             285,377
10             52,827           37,811            36,753           287,810       39,887            38,830             289,887

11             59,669           42,079            41,229           292,078       45,020            44,170             295,020
12             66,852           46,413            45,771           296,412       50,330            49,688             300,330
13             74,395           50,797            50,364           300,798       55,823            55,389             305,823
14             82,314           55,221            54,996           305,221       61,497            61,272             311,497
15             90,630           59,661            59,644           309,661       67,354            67,336             317,354

16             99,361           64,101            64,101           314,101       73,396            73,396             323,396
17             108,530          68,519            68,519           318,519       79,620            79,620             329,620
18             118,156          72,903            72,903           322,903       86,019            86,019             336,019
19             128,264          77,233            77,233           327,233       92,578            92,578             342,578
20             138,877          81,477            81,477           331,477       99,279            99,279             349,279
25             200,454          99,926            99,926           349,926       134,840           134,840            384,840
30             279,043          108,205           108,205          358,205       172,966           172,966            422,966


The Death Benefit may, and the Accumulated Values and Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                                 NATIONAL LIFE

         VARITRAK FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

$250,000 FACE AMOUNT                MALE INSURED ISSUE AGE 40      PREFERRED
DEATH BENEFIT OPTION B              ANNUAL PREMIUM $4000           NONSMOKER

             ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%


                                                  Guaranteed                                       Current
               Premiums         ------------------------------------------       --------------------------------------------
End of         Accumulated      Accum-            Cash                           Accum-            Cash
Policy         at 5% Int.       ulated            Surrender        Death         ulated            Surrender          Death
Year           Per Year         Value             Value            Benefit       Value             Value              Benefit
----           --------         -----             -----            -------       -----             -----              -------

1              4,200            3,564             2,025            253,564       3,669             2,130              253,669
2              8,610            7,440             5,517            257,439       7,681             5,758              257,681
3              13,241           11,658            9,560            261,657       12,065            9,968              262,065
4              18,103           16,246            14,148           266,246       16,858            14,760             266,858
5              23,208           21,242            19,144           271,241       22,088            19,991             272,088

6              28,568           26,675            24,785           276,674       27,801            25,911             277,801
7              34,196           32,584            30,902           282,584       34,031            32,350             284,031
8              40,106           39,013            37,539           289,012       40,824            39,350             290,824
9              46,312           46,008            44,742           296,007       48,238            46,972             298,238
10             52,827           53,616            52,558           303,615       56,327            55,270             306,327

11             59,669           61,893            61,043           311,893       65,774            64,925             315,774
12             66,852           70,889            70,247           320,888       76,158            75,517             326,158
13             74,395           80,656            80,223           330,656       87,577            87,143             337,577
14             82,314           91,259            91,034           341,259       100,129           99,904             350,129
15             90,630           102,756           102,739          352,757       113,928           113,910            363,928

16             99,361           115,221           115,221          365,221       129,100           129,100            379,100
17             108,530          128,729           128,729          378,729       145,778           145,778            395,778
18             118,156          143,372           143,372          393,372       164,107           164,107            414,107
19             128,264          159,247           159,247          409,247       184,238           184,238            434,238
20             138,877          176,446           176,446          426,446       206,337           206,337            456,337
25             200,454          286,027           286,027          536,027       354,131           354,131            604,131
30             279,043          446,719           446,719          696,719       591,418           591,418            841,418


The Death Benefit may, and the Accumulated Values and Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                        NATIONAL LIFE INSURANCE COMPANY

                                   * * * * *

                              FINANCIAL STATEMENTS

                                   * * * * *

                           DECEMBER 31, 1997 AND 1996

                       Report of Independent Accountants



April 7, 1998


To the Board of Directors and
Policyowners of National Life Insurance Company


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations and policyowners' equity, and of cash flows present fairly, in all material respects, the financial position of National Life Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE, LLP

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEET

DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                           1997              1996
-------------------------------------------------------------------------------------------------------------------
ASSETS:
  Cash and cash equivalents                                                        $     372,180     $     268,235
  Available-for-sale debt and equity securities, at fair value                         5,317,427         4,393,046
  Held-to-maturity debt securities, at amortized cost                                        -             590,700
  Mortgage loans                                                                         992,170           907,024
  Policy loans                                                                           791,753           796,193
  Real estate investments                                                                 95,926            99,442
  Other invested assets                                                                   90,520            78,596
-------------------------------------------------------------------------------------------------------------------

     Total cash and invested assets                                                    7,659,976         7,133,236

  Deferred policy acquisition costs                                                      392,014           421,584
  Due and accrued investment income                                                      125,790           120,753
  Premiums and fees receivable                                                            23,458            25,874
  Deferred income taxes                                                                   17,517            33,514
  Amounts recoverable from reinsurers                                                    210,020           190,873
  Present value of future profits of insurance acquired                                   54,444            80,957
  Property and equipment, net                                                             59,188            64,302
  Other assets                                                                            63,967            51,453
  Separate account assets                                                                207,425           181,771
-------------------------------------------------------------------------------------------------------------------

     Total assets                                                                  $   8,813,799     $   8,304,317
===================================================================================================================

LIABILITIES:
  Policy benefit liabilities                                                       $   3,814,213     $   3,701,597
  Policyowners' accounts                                                               3,236,710         3,051,973
  Policyowners' deposits                                                                  40,836            37,524
  Policy claims payable                                                                   26,968            31,217
  Policyowners' dividends                                                                 53,395            51,792
  Other liabilities and accrued expenses                                                 479,483           394,127
  Debt                                                                                    80,085            82,682
  Separate account liabilities                                                           187,998           165,234
-------------------------------------------------------------------------------------------------------------------

     Total liabilities                                                                 7,919,688         7,516,146
-------------------------------------------------------------------------------------------------------------------

MINORITY INTERESTS                                                                        53,222            39,263

POLICYOWNERS' EQUITY:
 Net unrealized gains on available-for-sale securities                                    85,017            28,867
 Retained earnings                                                                       755,872           720,041
-------------------------------------------------------------------------------------------------------------------

     Total policyowners' equity                                                          840,889           748,908
-------------------------------------------------------------------------------------------------------------------


     Total liabilities, minority interests and policyowners' equity                $   8,813,799     $   8,304,317
===================================================================================================================




   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF OPERATIONS AND POLICYOWNERS' EQUITY


FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                       1997                    1996
-------------------------------------------------------------------------------------------------------------------
REVENUES:
 Insurance premiums                                                                $ 399,017        $    406,286
 Universal life and investment-type policy fees                                       45,397              41,745
 Net investment income                                                               532,594             517,268
 Realized investment gains (losses)                                                   11,887              (2,070)
 Mutual fund commission and fee income                                                51,417              42,256
 Other income                                                                         17,524              21,278
-------------------------------------------------------------------------------------------------------------------

   Total revenue                                                                   1,057,836           1,026,763
-------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
 Increase in policy liabilities                                                      118,134             166,668
 Policy benefits                                                                     313,819             297,564
 Policyowners' dividends                                                             106,312             105,690
 Interest credited to policyowners' accounts                                         189,776             170,955
 Operating expenses                                                                  174,709             148,716
 Commissions and expense allowances                                                  105,329              95,517
 Net deferral of policy acquisition costs                                            (14,617)            (13,352)
-------------------------------------------------------------------------------------------------------------------

   Total benefits and expenses                                                       993,462             971,758
-------------------------------------------------------------------------------------------------------------------

Income before income taxes and minority interests                                     64,374              55,005

  Income taxes                                                                        20,907              31,957
-------------------------------------------------------------------------------------------------------------------

Income before minority interests                                                      43,467              23,048

  Minority interests                                                                   7,636               5,925
-------------------------------------------------------------------------------------------------------------------

NET INCOME                                                                            35,831              17,123

RETAINED EARNINGS:
  Beginning of year                                                                  720,041             702,918
-------------------------------------------------------------------------------------------------------------------

  End of year                                                                      $ 755,872        $    720,041
===================================================================================================================




NET UNREALIZED GAINS ON AVAILABLE-FOR-SALE SECURITIES:
  Beginning of year                                                                $    28,867      $     77,173
  Change during year                                                                    56,150           (48,306)
-------------------------------------------------------------------------------------------------------------------

  End of year                                                                      $    85,017      $     28,867
===================================================================================================================





   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                        1997                    1996
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                         $      35,831      $     17,123

Adjustments to reconcile net income to net cash provided by operations:
   Change in:
      Due and accrued investment income                                                   (5,037)           (1,502)
      Policy liabilities                                                                  74,693           144,723
      Deferred policy acquisition costs                                                  (14,617)           (9,956)
      Policyowners' dividends                                                              1,603             4,975
      Deferred income taxes                                                              (20,747)          (13,646)
   Realized investment (gains) losses                                                    (11,887)            2,070
   Depreciation                                                                            3,715             4,283
   Other                                                                                  15,774           (12,678)
----------------------------------------------------------------------------------------------------------------------

     Net cash provided by operating activities                                            79,328           135,392
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sales, maturities and repayments of investments                        2,385,471         2,497,648
  Cost of investments acquired                                                        (2,647,628)       (2,714,560)
  Acquisition of subsidiary, net                                                               -           (81,551)
  Other                                                                                    7,091             4,793
----------------------------------------------------------------------------------------------------------------------

     Net cash used by investing activities                                              (255,066)         (293,670)
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyowners' deposits, including interest credited                                    670,780           535,932
  Policyowners' withdrawals, including policy charges                                   (495,076)         (418,775)
  Net increase (decrease) in borrowings under repurchase agreements                      234,570           (51,013)
  Net (decrease) increase in securities lending liabilities                             (139,652)           31,717
  Other                                                                                    9,061            17,747
----------------------------------------------------------------------------------------------------------------------

    Net cash provided by financing activities                                            279,683           115,608
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                     103,945           (42,670)

CASH AND CASH EQUIVALENTS:
  Beginning of year                                                                      268,235           310,905
----------------------------------------------------------------------------------------------------------------------

  End of year                                                                      $     372,180      $    268,235
======================================================================================================================





   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY and SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1997 and 1996

NOTE 1 - NATURE OF OPERATIONS

National Life Insurance Company (National Life) was chartered in 1848 and is among the 15 largest mutual life insurance companies in the United States. National Life is also known by its registered trade name "National Life of Vermont". National Life employs about 750 people in its home office in Montpelier, Vermont. As a mutual life insurance company, National Life has no shareholders. With its affiliates and subsidiaries, National Life offers a broad range of financial products and services, including life insurance, annuities, disability income insurance, mutual funds, investment advisory and administration services.

National Life primarily develops and distributes individual life insurance and annuity products. National Life markets its products primarily to small business owners, professionals and high net worth individuals by providing financial solutions in the form of estate, business succession and retirement planning, deferred compensation and other key executive fringe benefit plans. Insurance and annuity products are primarily distributed through about 40 general agencies in major metropolitan areas throughout the United States. National Life also distributes its products through brokers and banks.
National Life has about 235,000 policyowners and is licensed to do business in all 50 states and the District of Columbia. About 26% of National Life's total collected premiums are from residents of New York and California.

Through affiliates National Life also distributes and provides investment advisory and administrative services to the Sentinel Group Funds, Inc. The Sentinel Funds' $2.8 billion of net assets represent thirteen mutual funds managed on behalf of about 107,000 individual, corporate and institutional shareholders worldwide.

During 1996, National Life acquired a majority interest in Life Insurance Company of the Southwest (LSW), a Dallas, Texas based financial services company specializing in annuities. LSW is licensed in all states but New York, with particular concentration in the west and the southwest. About 50% of LSW's total collected premiums are from residents of California, Texas and Florida.


NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements of National Life and subsidiaries have been prepared in conformity with generally accepted accounting principles (GAAP).

The consolidated financial statements include the accounts of National Life Insurance Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Certain reclassifications have been made to conform prior periods presented to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Cash and cash equivalents include highly liquid debt instruments purchased with remaining maturities of three months or less.

Debt securities are designated as available-for-sale or held-to-maturity where the company has the ability and intent to hold securities to maturity. Available-for-sale debt securities and equity securities are reported at estimated fair value. Held-to-maturity debt securities are reported at amortized cost. Debt and equity securities that experience declines in value that are other than temporary are written down with a corresponding charge to realized losses.

Mortgage loans are reported at amortized cost, less valuation allowances for the excess, if any, of the amortized cost of impaired loans over the estimated fair value of the related collateral. Changes in valuation allowances are included in realized gains and losses.

Policy loans are reported at their unpaid balance and are fully collateralized by related cash surrender values.

Real estate investments are reported at depreciated cost. Real estate acquired in satisfaction of debt is transferred to real estate at the lower of the recorded investment in the loan, including accrued interest, or estimated fair value.

Realized investment gains and losses are recognized using the specific identification method and include changes in valuation allowances. Changes in the estimated fair values of available-for-sale debt and equity securities are reflected in policyowners' equity after adjustments for related deferred policy acquisition costs, present value of future profits of insurance acquired, income taxes and minority interests.

DEFERRED POLICY ACQUISITION COSTS

Commissions and other costs of acquiring new business that vary with and are primarily related to the production of new business are generally deferred.

Deferred policy acquisition costs for participating life insurance, universal life insurance and investment-type annuities are amortized in relation to estimated gross margins or profits. Amortization is adjusted retrospectively for actual experience and when estimates of future gross margins or profits are revised. Balances of deferred policy acquisition costs for these products are adjusted for related unrealized gains and losses on available-for-sale debt and equity securities through policyowners' equity, net of related income taxes.

Deferred policy acquisition costs for non-participating term life insurance and disability income insurance is amortized in relation to premium income using assumptions consistent with those used in computing policy benefit liabilities.

Balances of deferred policy acquisition costs are regularly evaluated for recoverability from product margins or profits.

PRESENT VALUE OF FUTURE PROFITS OF INSURANCE ACQUIRED

Present value of future profits of insurance acquired is the actuarially-determined present value of future projected profits from policies in force at the date of their acquisition, and is amortized in relation to gross profits of those policies. Amortization is adjusted retrospectively for actual experience and when estimates of future profits are revised.

PROPERTY AND EQUIPMENT

Property and equipment is reported at depreciated cost. Real property is depreciated over 40 years using the straight line method. Furniture and equipment is depreciated using accelerated depreciation methods over 7 years and 5 years, respectively.

SEPARATE ACCOUNTS

Separate accounts are segregated funds relating to certain variable annuity and variable life policies, and National Life's pension plans. Separate account assets are primarily common stocks, bonds, mortgage loans, and real estate and are carried at estimated fair value. Separate account liabilities reflect separate account policyowners' interests in separate account assets, include the actual investment performance of the respective accounts and are not guaranteed. Separate account results relating to these policyowners' interests are excluded from revenues and expenses.

POLICY LIABILITIES

Policy benefit liabilities for participating life insurance are developed using the net level premium method, with interest and mortality assumptions used in calculating policy cash surrender values. Participating life insurance terminal dividends are accrued in relation to gross margins.

Policy benefit liabilities for non-participating life insurance, disability income insurance and certain annuities are developed using the net level premium method, with assumptions for interest, mortality, morbidity, withdrawals and expenses based principally on company experience.

Policyowners' account balances for universal life insurance and investment-type annuities represent amounts that inure to the benefit of the policyowners (before surrender charges).

POLICYOWNERS' DIVIDENDS

Policyowners' dividends are the pro-rata amount of dividends earned that will be paid or credited at the next policy anniversary. Dividends are based on a scale that seeks to reflect the relative contribution of each group of policies to National Life's overall operating results. The dividend scale is approved annually by National Life's Board of Directors.

RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

Premiums from traditional life and certain annuities are recognized as revenue when due from the policyowner. Benefits and expenses are matched with income by providing for policy benefit liabilities and the deferral and amortization of policy acquisition costs so as to recognize profits over the life of the policies.

Premiums from universal life and investment-type annuities are reported as increases in policyowners' accounts. Revenues for these policies consist of mortality charges, policy administration fees and surrender charges deducted from policyowners' accounts. Policy benefits charged to expense include benefit claims in excess of related policyowners' account balances.

Premiums from disability income policies are recognized as revenue over the period to which the premiums relate.

FEDERAL INCOME TAXES

National Life files a consolidated federal income tax return that includes all of its wholly-owned subsidiaries. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

NOTE 3 - ACQUISITION

National Financial Services, Inc., a wholly-owned subsidiary of National Life, acquired a two-thirds interest in Life Insurance Company of the Southwest (LSW) located in Dallas, Texas on February 8, 1996. LSW is a financial services company specializing in annuities that is licensed in all states except New York.

The acquisition was accomplished by purchasing two-thirds of LSW Holdings Corporation, the owner of LSW. LSW Holdings Corporation was renamed LSW National Holdings, Inc. concurrent with the purchase. The purchase price was about $102 million in cash. The purchase resulted in the recording of an intangible asset for the present value of future profits of insurance acquired of $67.2 million.

The minority shareholders have the right to put their shares to National Life at specified prices in the event of certain contingencies during the first five years subsequent to closing and generally thereafter. Similarly, National Life has the right to call the minority shareholders' shares at specified prices. The specified prices are generally a function of GAAP equity or the original purchase price.

These consolidated financial statements include the financial position and operations of LSW National Holdings since the purchase, along with appropriate adjustments for minority interests, using the purchase method. Pro forma results had the acquisition occurred as of January 1, 1996 are shown in the table below (in thousands). These pro forma consolidated results are not necessarily indicative of the actual results which might have occurred had National Life owned LSW since that date.

                                                                       1996
---------------------------------------------------------------------------------
Revenues                                                            $  1,026,763
Net income                                                                17,356

Noncash investing activities relating to the acquisition that are not reflected in the 1996 consolidated statement of cash flow were as follows (in thousands):

Fair value of assets acquired, excluding cash acquired              $  1,144,694
Liabilities assumed                                                   (1,063,143)
---------------------------------------------------------------------------------
     Cash paid (net of cash acquired)                               $     81,551
=================================================================================

NOTE 4 - INVESTMENTS

Debt and Equity Securities

The amortized cost and estimated fair values of debt and equity securities at December 31 were as follows (in thousands):

                                                                    Gross           Gross
                                                 Amortized       Unrealized      Unrealized     Estimated Fair
                     1997                          Cost             Gains          Losses           Value
---------------------------------------------------------------------------------------------------------------
Available-for-sale (AFS):
     U.S. government obligations                $   284,039      $    13,515     $       612     $   296,942
     Government agencies, authorities
          and subdivisions                          178,986           11,649             793         189,842
     Public utilities                               389,744           19,246           6,314         402,676
     Corporate                                    2,403,091          133,881           7,069       2,529,903
     Private placements                             598,144           29,576           2,170         625,550
     Mortgage-backed securities                   1,196,369           35,308           1,275       1,230,402
---------------------------------------------------------------------------------------------------------------
       Total AFS debt securities                  5,050,373          243,175          18,233       5,275,315
     Preferred stocks                                 6,482              803             259           7,026
     Common stocks                                   29,638            5,511              63          35,086
---------------------------------------------------------------------------------------------------------------
       Total AFS debt and equity securities     $ 5,086,493      $   249,489     $    18,555     $ 5,317,427
===============================================================================================================

                     1996
---------------------------------------------------------------------------------------------------------------
Available-for-sale (AFS):
     U.S. government obligations                $   180,646      $     3,336     $       187     $   183,795
     Government agencies, authorities
          and subdivisions                          222,867            9,165           3,693         228,339
     Public utilities                               427,426           12,354           7,270         432,510
     Corporate                                    2,176,977           72,482          20,581       2,228,878
     Private placements                             199,061            4,923           2,349         201,635
     Mortgage-backed securities                   1,089,434           16,244          10,142       1,095,536
---------------------------------------------------------------------------------------------------------------
       Total AFS debt securities                  4,296,411          118,504          44,222       4,370,693
     Preferred stocks                                 9,719              739             359          10,099
     Common stocks                                    9,705            2,560              11          12,254
---------------------------------------------------------------------------------------------------------------
       Total AFS debt and equity securities     $ 4,315,835      $   121,803     $    44,592     $ 4,393,046
===============================================================================================================


Held-to-maturity (HTM) debt securities:
     U.S. government obligations                $    2,052       $      14       $        2      $     2,064
     Government agencies, authorities
          and subdivisions                           20,970           1,264             208           22,026
     Public utilities                                 9,953             359               1           10,311
     Corporate                                       30,669           1,593              40           32,222
     Private placements                             527,056          21,799           3,061          545,794
---------------------------------------------------------------------------------------------------------------
       Total HTM debt securities                $   590,700      $   25,029      $    3,312      $   612,417
===============================================================================================================

Unrealized gains and losses on available-for-sale debt and equity securities included as a component of policyowners' equity and changes therein for the years ended December 31 were as follows (in thousands):

                                                                            1997             1996
----------------------------------------------------------------------------------------------------
Net unrealized gains (losses) on available-for-sale securities         $ 153,723        $ (153,543)
Net unrealized gains on separate accounts                                  3,047             1,225
Related minority interests                                                (9,360)            2,474
Related deferred policy acquisition costs                                (44,378)           61,726
Related present value of future profits of insurance acquired            (10,138)           11,639
Related deferred income taxes                                            (36,744)           28,173
----------------------------------------------------------------------------------------------------
         Increase (decrease) in net unrealized gains (losses)             56,150           (48,306)
         Balance, beginning of year                                       28,867            77,173
----------------------------------------------------------------------------------------------------
                 Balance, end of year                                  $  85,017       $    28,867
====================================================================================================

Balance, end of year includes:
    Net unrealized gains on available-for-sale securities              $ 230,934       $    77,211
    Net unrealized gains on separate accounts                              4,272             1,225
    Related minority interests                                            (6,886)            2,474
    Related deferred policy acquisition costs                            (94,678)          (50,300)
    Related present value of future profits on insurance acquired          1,501            11,639
    Related deferred income taxes                                        (50,126)          (13,382)
----------------------------------------------------------------------------------------------------
                 Balance, end of year                                 $   85,017       $    28,867
====================================================================================================

In December 1997, National Life transferred all securities designated as held-to-maturity to available-for-sale. The securities transferred had an estimated fair value of $618.8 million and an amortized cost of $586.1 million, resulting in $32.7 million in unrealized gains.

The amortized cost and estimated fair values of debt securities by contractual maturity at December 31, 1997 are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                              Amortized    Estimated Fair
                                                Cost            Value
---------------------------------------------------------------------------
Due in one year or less                        $    82,465    $    83,291
Due after one year through five years              557,609        575,489
Due after five years through ten years           2,074,439      2,147,536
Due after ten years                              1,139,491      1,238,597
Mortgage-backed securities                       1,196,369      1,230,402
---------------------------------------------------------------------------
         Total                                 $ 5,050,373    $ 5,275,315
===========================================================================

Information relating to available-for-sale debt security sale transactions for the years ended December 31 are shown below (in thousands):

                                                 1997             1996
---------------------------------------------------------------------------
Proceeds from sales                            $ 1,928,055   $ 1,990,175

Gross realized gains                           $    27,318   $    46,092
Gross realized losses                          $    16,916   $    42,759

National Life periodically lends certain U.S. government or corporate bonds to approved counterparties to enhance the yield of its bond portfolio. National Life receives cash collateral for at least 105% of the market value of securities loaned. Collateral adequacy is evaluated daily and periodically adjusted for changes in the market value of securities loaned. The carrying values of securities loaned are unaffected by the transaction. Collateral held (included in cash and cash equivalents) and the corresponding liability for collateral held (included in other liabilities) were $19.8 million and $159.4 million at December 31, 1997 and 1996, respectively.

National Life also periodically enters into repurchase agreements on U.S. Treasury securities to enhance the yield of its bond portfolio. These transactions are accounted for as financings because the securities received at the end of the repurchase period are identical to the securities transferred. There were no open transactions at December 31, 1996. The repurchase liability is included in other liabilities and was $234.6 million at December 31, 1997.

MORTGAGE LOANS AND REAL ESTATE

The distributions of mortgage loans and real estate at December 31 were as follows:

                                                         1997             1996
                                                   ------------------------------
 GEOGRAPHIC REGION
 -----------------
 New England                                              4.0%             4.5%
 Middle Atlantic                                         10.3              9.0
 East North Central                                       8.8             10.4
 West North Central                                       4.9              3.6
 South Atlantic                                          29.1             30.2
 East South Central                                       5.0              4.4
 West South Central                                      10.8             13.3
 Mountain                                                16.7             15.9
 Pacific                                                 10.4              8.7
---------------------------------------------------------------------------------
          Total                                         100.0%           100.0%
=================================================================================

 PROPERTY TYPE
 -------------
 Residential                                              0.2%             0.3%
 Apartment                                               24.3             21.1
 Retail                                                  15.9             18.6
 Office Building                                         34.0             32.6
 Industrial                                              22.2             25.0
 Hotel/Motel                                              0.9              1.0
 Other Commercial                                         2.5              1.4
---------------------------------------------------------------------------------

          Total                                         100.0%           100.0%
=================================================================================

 Total mortgage loans and real estate            $  1,088,096     $  1,006,466
=================================================================================

Mortgage loans and related valuation allowances at December 31 were as follows (in thousands):

                                                      1997            1996
----------------------------------------------------------------------------
Unimpaired loans                                $  965,760       $ 876,994
Impaired loans without valuation allowances          9,413           6,146
----------------------------------------------------------------------------
         Subtotal                                  975,173         883,140
----------------------------------------------------------------------------
Impaired loans with valuation allowances            21,426          31,167
Related valuation allowances                        (4,429)         (7,283)
----------------------------------------------------------------------------
         Subtotal                                   16,997          23,884
----------------------------------------------------------------------------
                 Total                          $  992,170       $ 907,024
============================================================================

Impaired loans:
    Average recorded investment                 $   34,076       $  40,161
    Interest income recognized                  $    3,543       $   5,026
    Interest received                           $    3,818       $   5,170


Impaired loans are mortgage loans where it is not probable that all amounts due under the contractual terms of the loan will be received. Impaired loans without valuation allowances are mortgage loans where the estimated fair value of the collateral exceeds the recorded investment in the loan. For these impaired loans, interest income is recognized on an accrual basis, subject to recoverability from the estimated fair value of the loan collateral. For impaired loans with valuation allowances, interest income is recognized on a cash basis.

Activity in the valuation allowances for impaired mortgage loans for the years ended December 31 were as follows (in thousands):

                                                                     1997         1996
=========================================================================================
Additions for impaired loans charged to realized losses        $    1,543      $  3,944
Impairment losses charged to valuation allowances                  (1,419)       (7,559)
Changes to previously established valuation allowances             (2,978)        2,423
-----------------------------------------------------------------------------------------
         Decrease in valuation allowances                          (2,854)       (1,192)
         Balance, beginning of year                                 7,283         8,475
-----------------------------------------------------------------------------------------
         Balance, end of year                                  $    4,429      $  7,283
=========================================================================================

NET INVESTMENT INCOME

The components of net investment income for the years ended December 31 were as follows (in thousands):

                                                     1997             1996
----------------------------------------------------------------------------
 Debt securities interest                      $  392,674       $  385,750
 Equity securities dividends                        2,765            1,730
 Mortgage loan interest                            85,782           81,575
 Policy loan interest                              48,856           49,438
 Real estate income                                15,822           15,193
 Other investment income                           13,627            9,016
----------------------------------------------------------------------------
          Gross investment income                 559,526          542,702
          Less: investment expenses                26,932           25,434
----------------------------------------------------------------------------
          Net investment income                $  532,594       $  517,268
============================================================================

DERIVATIVES

National Life purchases over-the-counter options and exchange-traded futures on the Standard & Poor's 500 (S&P 500) index to hedge obligations relating to equity indexed products. When the S&P 500 index increases, increases in the intrinsic value of the options and fair value of futures are offset by increases in equity indexed product account values. When the S&P 500 index decreases, National Life's loss is the decrease in the fair value of futures and is limited to the premium paid for the options.

National Life purchases options only from highly rated counterparties. However, in the event a counterparty failed to perform, National Life's loss would be equal to the fair value of the net options held from that counterparty.

The option premium is expensed over the term of the option. The amortization of the option premium, increases in the intrinsic value of options and changes in the fair value of futures are reflected in investment income. Interest credited includes amounts that would be credited on the next policy anniversary based on the S&P 500 index's value at the reporting date.

The notional amounts and net book value of options and futures at December 31, were as follows (in thousands):

                                                                              1997                1996
-----------------------------------------------------------------------------------------------------------
 Notional amounts:
          Options                                                         $  245,187             $ 61,078
          Futures                                                         $   27,892                  -
===========================================================================================================

 Book values:
 Options:   Net amortized cost                                            $    4,058             $  2,986
            Intrinsic value                                                    7,876                3,480
-----------------------------------------------------------------------------------------------------------
            Book value                                                        11,934                6,466
 Futures at fair value                                                           630                   -
-----------------------------------------------------------------------------------------------------------
 Net book value (included in other invested assets)                       $   12,564             $  6,466
===========================================================================================================

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments at December 31 were as follows (in thousands):

                                                             1997                            1996
----------------------------------------------------------------------------------------------------------------------
                                                  Carrying     Estimated Fair   Carrying Value  Estimated Fair
                                                    Value           Value                           Value
----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                         $   372,180   $    372,180       $   268,235       $   268,235

Available-for-sale debt and equity securities       5,317,427      5,317,427         4,393,046         4,393,046

Held-to-maturity debt securities                            -              -           590,700           612,417

Mortgage loans                                        992,170      1,024,582           907,024           924,732

Policy loans                                          791,753        730,059           796,193           715,914
Derivatives                                            12,564         11,629             6,466             5,123

Investment products                                 2,642,511      2,503,727         2,341,273         2,336,171

Debt                                                   80,085         82,314            82,682            80,149

For cash and cash equivalents carrying value approximates estimated fair value.

Debt and equity securities estimated fair values are based on quoted values where available. Where quoted values are not available, estimated fair values are based on discounted cash flows using current interest rates of similar securities.

Mortgage loan fair values are estimated as the average of discounted cash flows under different scenarios of future mortgage interest rates (including appropriate provisions for default losses and borrower prepayments).

For variable rate policy loans the unpaid balance approximates fair value. Fixed rate policy loan fair values are estimated based on discounted cash flows using the current variable policy loan rate (including appropriate provisions for mortality and repayments).

Derivatives estimated fair values are based on quoted values.

Investment products include flexible premium annuities, single premium deferred annuities and supplementary contracts not involving life contingencies. Investment product fair values are estimated as the average of discounted cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

Debt fair values are estimated values are based on discounted cash flows using current interest rates of similar securities.


NOTE 5 - INSURANCE IN-FORCE AND REINSURANCE

National Life reinsures certain risks assumed in the normal course of business. For individual life products, National Life generally retains no more than $3.0 million of risk on any person (excluding accidental death benefits and dividend additions). Reinsurance for life products is ceded under yearly renewable term, coinsurance, and modified coinsurance. Disability income products are significantly reinsured under coinsurance and modified coinsurance.

National Life remains liable in the event any reinsurer is unable to meet its assumed obligations. National Life regularly evaluates the financial condition of its reinsurers and concentrations of credit risk of reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

The effects of reinsurance for the years ended December 31, were as follows (in thousands):

                                                     1997             1996
-------------------------------------------------------------------------------
 Insurance premiums:
          Direct premiums                         $  470,853       $  474,998
          Reinsurance assumed                            896              959
          Reinsurance ceded                          (72,732)         (69,671)
-------------------------------------------------------------------------------
                                                  $  399,017       $  406,286
===============================================================================

 Increase in policy liabilities:
          Direct increase in policy               $  112,577       $  164,233
            liabilities
          Reinsurance assumed                             17              (20)
          Reinsurance ceded                            5,540            2,455
-------------------------------------------------------------------------------
                                                  $  118,134       $  166,668
===============================================================================

 Policy benefits:
          Direct policy benefits                  $  393,082       $  363,405
          Reinsurance assumed                             12               62
          Reinsurance ceded                          (79,275)         (65,903)
-------------------------------------------------------------------------------
                                                  $  313,819       $  297,564
===============================================================================


 Policyowners' dividends:
          Direct policyowners' dividends          $  111,617       $  112,050
          Reinsurance ceded                           (5,305)          (6,360)
-------------------------------------------------------------------------------
                                                  $  106,312       $  105,690
===============================================================================

NOTE 6 - INCOME TAXES

The components of income taxes and a reconciliation of the expected and actual income taxes and marginal and effective federal income tax rates for the years ended December 31 were as follows ($ in thousands):

                                                                1997                           1996
-----------------------------------------------------------------------------------------------------------------
                                                        Amount          Rate          Amount           Rate
-----------------------------------------------------------------------------------------------------------------
 Current                                              $  41,654                     $  45,603
 Deferred                                               (20,747)                      (13,646)
------------------------------------------------------------------            -----------------
          Income taxes                                $  20,907                     $  31,957
==================================================================            =================

 Expected income taxes                                $  22,531         35.0%       $  19,252          35.0%
 Differential earnings amount                             4,581          7.1            6,007          10.9
 Affordable housing tax credit                           (4,318)        (6.7)          (1,305)         (2.4)
 Net change in tax reserves                               1,298          2.0           10,290          18.7
 Other, net                                              (3,185)        (4.9)          (2,287)         (4.1)
-----------------------------------------------------------------------------------------------------------------
          Income taxes                                $  20,907                     $  31,957
=================================================================             =================
Effective federal income tax rate                                       32.5%                          58.1%
==========================================                       ==============                ==================



Components of net deferred income tax assets at December 31 were as follows (in thousands):

                                                                                 1997            1996
-----------------------------------------------------------------------------------------------------------------
 Deferred income tax assets:
    Policy liabilities                                                        $  172,387      $  160,933
    Other liabilities and accrued expenses                                        56,946          47,703
    Other                                                                          4,294          10,495
-----------------------------------------------------------------------------------------------------------------
                  Total deferred income tax assets                               233,627         219,131
-----------------------------------------------------------------------------------------------------------------

 Deferred income tax liabilities:
    Deferred policy acquisition costs                                            126,914         125,454
    Present value of future profits of insurance acquired                         20,642          24,262
    Net unrealized gain on available-for-sale securities                          50,126          13,382
    Debt and equity securities                                                     9,253           9,352
    Other                                                                          9,175          13,167
-----------------------------------------------------------------------------------------------------------------
                  Total deferred income tax liabilities                          216,110         185,617
-----------------------------------------------------------------------------------------------------------------

                  Net deferred income tax assets                              $   17,517      $   33,514
=================================================================================================================

Management believes it is more likely than not that National Life will realize the benefit of deferred tax assets.

National Life's federal income tax returns are routinely audited by the IRS. The IRS has examined tax returns through 1993 and is currently examining the years 1994 and 1995. In management's opinion adequate tax liabilities have been established for all open years.

NOTE 7 - BENEFIT PLANS

National Life sponsors a qualified defined benefit pension plan covering substantially all employees. The plan is administered by National Life's Benefits Committee and is non-contributory, with benefits based on an employee's retirement age, years of service and compensation near retirement. Plan assets are primarily bonds and common stocks held in a National Life separate account and funds invested in an annuity contract issued by National Life. National Life also sponsors other non-qualified pension plans, including a non-contributory defined benefit plan for general agents that provides benefits based on years of service and sales levels, a contributory defined benefit plan for certain employees, agents and general agents and a non-contributory defined supplemental benefit plan for certain executives. These non-qualified plans are not funded.

National Life sponsors four defined benefit postretirement plans that provide medical, dental and life insurance benefits to employees and agents. Substantially all employees and agents may be eligible for retiree benefits if they reach normal retirement age and meet certain minimum service requirements while working for National Life. Most of the plans are contributory, with retiree contributions adjusted annually, and contain cost sharing features such as deductibles and copayments. The plans are not funded and National Life pays for plan benefits on a current basis. The cost of these benefits is recognized as earned.

During 1997, National Life offered enhanced pension and postretirement benefits to employees meeting certain defined eligibility requirements. The program resulted in special termination benefits for the expected present value of the enhancements to benefits, curtailment gains for reductions in the pension benefit obligations relating to assumed increases in future compensation levels and settlement gains for the pro-rata recognition of actuarial gains on lump sum settlements of pension benefit obligations.

The status of the defined benefit plans at December 31, was as follows (in thousands):

                                                                            Pension Benefits          Other Benefits
                                                                     ---------------------------------------------------------
                                                                             1997          1996         1997        1996
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION:
   Benefit obligation, beginning of year                                   $180,075       $ 170,740   $ 24,351     $ 23,410

   Service cost (benefits earned during the current period)                   4,467           4,384        630          667
  Interest cost on benefit obligation                                        13,629          11,788      1,669        1,652
  Actuarial gains                                                           (19,077)          3,312     (3,587)        (592)
  Benefits paid                                                             (14,557)        (10,149)      (784)        (786)
  1997 early retirement program:
    Special termination benefits                                              10,878             -       2,480            -
    Curtailment gain                                                          (3,630)            -          -             -
    Settlement payments                                                       (8,799)            -          -             -
------------------------------------------------------------------------------------------------------------------------------
    Benefit obligation, end of year                                        $ 162,986      $ 180,075   $ 24,759     $ 24,351
==============================================================================================================================

CHANGE IN PLAN ASSETS:
   Plan assets, beginning of year                                          $  97,566      $  90,592
   Actual return on plan assets                                               23,337         10,230
  Employer contributions                                                       2,502          2,047
  Benefits paid                                                               (5,722)        (5,303)
  1997 early retirement program settlement payments                           (8,799)             -
------------------------------------------------------------------------------------------------------
  Plan assets, end of year                                                 $ 108,884      $  97,566
======================================================================================================
 FUNDED STATUS:
    Benefit obligation                                                     $ 162,986      $ 180,075   $ 24,759     $ 24,351
    Plan assets                                                             (108,884)       (97,566)         -           -
------------------------------------------------------------------------------------------------------------------------------
      Benefit obligation in excess of plan assets                             54,102         82,509     24,759       24,351
   Unrecognized actuarial gains (losses)                                      28,485         (2,376)     4,548          930
   Unrecognized prior service cost                                                -             -       (1,224)      (1,296)
------------------------------------------------------------------------------------------------------------------------------
          Accrued benefit cost (included in other liabilities)             $  82,587      $  80,133   $ 28,083     $ 23,985
==============================================================================================================================


The components of net periodic benefit cost for the years ended December 31, were as follows (in thousands):

                                                                    Pension Benefits           Other Benefits
                                                              ----------------------------------------------------
                                                                    1997         1996         1997        1996
------------------------------------------------------------------------------------------------------------------
 Service cost (benefits earned during the current period)        $   4,467   $    4,384      $   630    $    667
 Interest cost on benefit obligation                                13,629       11,788        1,669       1,652
 Expected return on plan assets                                     (8,636)      (6,225)           -           -
 Net amortization and deferrals                                          -            -           31           -
 Amortization of prior service cost                                      -            -           72          72
 1997 early retirement program:
          Special termination benefits                              10,878            -        2,480           -
          Curtailment gain                                          (3,630)           -            -           -
          Settlement gains                                          (2,917)           -            -           -
------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost (included in operating expenses)       $ 13,791    $   9,947      $ 4,882     $ 2,391
==================================================================================================================

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows (in thousands):

                                                                    1997         1996
---------------------------------------------------------------------------------------
 Projected benefit obligation                                     $ 69,116     $ 71,511
 Accumulated benefit obligation                                     66,268       67,070
 Fair value of plan assets                                               -            -

The actuarial assumptions used in determining benefit obligations at December 31, were as follows:

                                                                     Pension Benefits          Other Benefits
                                                               ---------------------------------------------------
                                                                    1997         1996         1997        1996
------------------------------------------------------------------------------------------------------------------
 Discount rate                                                      7.50%        7.00%        7.50%       7.00%
  Rate of increase in future compensation levels                    3.50%        5.00%
  Expected long term return on plan assets                          9.00%        7.00%

Health care cost trend rates grade to 5% in year 2000 and remain level thereafter. Increasing the assumed health care trend rates by one percentage point in each year would increase the APBO by about $2.4 million and the 1997 service and interest cost components of net periodic postretirement benefit cost by about $0.3 million. Decreasing the assumed health care trend rates by one percentage point in each year would reduce the APBO by about $1.9 million and the 1997 service and interest cost components of net periodic postretirement benefit cost by about $0.3 million. National Life uses the straight-line method of amortization for prior service cost and unrecognized gains and losses.

National Life provides employee savings and 401(k) plans where up to 3% of an employee's compensation may be invested by the employee in either plan with matching funds contributed by the company. National Life also contributes various amounts of an employee's compensation (up to certain levels) to a 401(k) account. Additional voluntary employee contributions may be made to the plans subject to certain limits. Company contributions to these plans generally vest within two years.

NOTE 8 - DEBT

Debt consists of the following (in thousands):
                                                                                           1997             1996
---------------------------------------------------------------------------------------------------------------------------
 8.25% Surplus Notes:                                                                     $ 69,685         $ 69,682
       $70 million, maturing March 1, 2024 with interest payable
       semi-annually on March 1 and September 1. The notes are
       unsecured and subordinated to all present and future
       indebtedness, policy claims and prior claims. The notes may be redeemed in whole or in part any time after March 1, 2004 at predetermined redemption prices. All interest and principal payments require prior written approval by the State of Vermont
       Department of Banking, Insurance, Securities and Health Care
       Administration.

 6.10% Term Note:                                                                           10,400           13,000
       maturing March 1, 2000 with interest payable semi-annually on
       March 1 and September 1.  The note is secured by subsidiary stock, includes certain restrictive covenants and  requires annual payments of principal (see below).
---------------------------------------------------------------------------------------------------------------------------
       Total debt                                                                         $ 80,085         $ 82,682
===========================================================================================================================

The aggregate annual maturities of debt for the next five years are as follows (in thousands):

     1998                                                   $ 4,400
     1999                                                     3,000
     2000                                                     3,000
     2001                                                         -
     2002                                                         -

In February 1998, the Term Note was renegotiated. Under the new terms, effective March 1, 1998, the interest rate will be 6.57% with principal payments of $2.0 million annually for 1998 to 2001 (inclusive) and $2.4 million in 2002.

NOTE 9 - CONTINGENCIES

During 1997, several class action lawsuits were filed against National Life in various states relating to the sale of life insurance policies during the 1980's and 1990's. National Life specifically denies any wrongdoing and intends to defend these cases vigorously. Accordingly, a provision for legal and administrative costs of defending these lawsuits was established in 1997.

The ultimate outcome of such litigation is uncertain given the complexity and scope of the issues involved. While management believes that the ultimate outcome is unlikely to have a material adverse effect on National Life's financial position (after considering existing provisions), an adverse outcome could materially affect operating results for a given year.

NOTE 10 - STATUTORY INFORMATION

National Life prepares statutory basis financial statements for regulatory filings with insurance regulators in all 50 states and the District of Columbia. A reconciliation of National Life Insurance Company's statutory surplus to GAAP retained earnings at December 31 and statutory net income to GAAP net income for the years ended December 31 were as follows (in thousands):

                                                          1997                              1996
                                        ----------------------------------------------------------------------
                                               Surplus/                           Surplus/
                                               Retained                           Retained
                                               Earnings        Net Income         Earnings       Net Income
--------------------------------------------------------------------------------------------------------------
Statutory surplus/net income                    $  342,614        $  49,574    $     305,611     $     11,684

Asset valuation reserve                             67,734                -           57,054                -
Interest maintenance reserve                        56,940             (229)          57,169            1,540
Surplus notes                                      (69,685)              (3)         (69,682)              (3)
Non-admitted assets                                 20,874                -           18,391                -

Investments                                           (944)         (18,856)          18,504              290
Deferred policy acquisition costs                  437,932           (5,651)         443,583            3,970
Deferred income taxes                               72,544           13,807           58,737            9,179
Policy liabilities                                (186,349)           7,449         (193,798)          (9,874)
Policyowners' dividends                             64,734            2,206           62,528           (1,142)
Benefit plans                                      (37,826)          (1,732)         (36,094)           4,403
Other changes, net                                 (12,696)         (10,734)          (1,962)          (2,924)
--------------------------------------------------------------------------------------------------------------

GAAP retained earnings/net income               $  755,872       $   35,831     $    720,041         $ 17,123
==============================================================================================================

The New York Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

                  NATIONAL VARIABLE
                LIFE INSURANCE ACCOUNT

                 FINANCIAL STATEMENTS

                      * * * * *


                  DECEMBER 31, 1997

[PRICE WATERHOUSE LLP LOGO]

                     REPORT OF INDEPENDENT ACCOUNTANTS
                     ---------------------------------



April 22, 1998



To the Board of Directors of
National Life Insurance Company
and Policyowners of
National Variable Life Insurance Account

In our opinion, the accompanying statement of assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of National Variable Life Insurance Account (a Separate Account of National Life Insurance Company) (the Variable Account) at December 31, 1997, and the results of its operations and the changes in its net assets for year ended December
31, 1997 and the period from March 11, 1996 through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Variable Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 1997

NOTE 1 - NATURE OF OPERATIONS

National Variable Life Insurance Account (the Variable Account) began operations on March 11, 1996 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (National
Life). The Variable Account was established by National Life as a separate investment account to invest the net premiums received from the sale of certain variable life insurance products. Equity Services, Inc., an indirect wholly-owned subsidiary of National Life, is the principal underwriter for the variable life insurance policies issued by National Life. Sentinel Advisors Company, an indirectly-owned subsidiary of National Life, provides investment advisory services for certain Market Street Fund, Inc. mutual fund portfolios.

The Variable Account invests the accumulated policyowner account values in shares of mutual fund portfolios within Market Street Fund, Inc., Variable Insurance Products Fund (VIPF), and Alger American Fund. Net premiums received by the Variable Account are deposited in investment portfolios as designated by the policyowner, except for initial net premiums on new policies which are first invested in the Market Street Fund Money Market Portfolio. Policyowners may also direct the allocations of their account value between the various investment portfolios within the Variable Account and a declared interest account (within the General Account of National Life) through participant transfers.

There are fifteen sub-accounts within the Variable Account. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated policyowner account values of the underlying variable life insurance policies investing in the sub-account.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed in the preparation of the Variable Account's financial statements.

INVESTMENTS

The mutual fund portfolios consist of the Market Street Fund Money Market, Market Street Fund Growth (formerly Market Street Fund Common Stock), Market Street Fund Aggressive Growth, Market Street Fund Managed, Market Street Fund Bond, Market Street Fund International, Market Street Fund Sentinel Growth, VIPF Equity-Income, VIPF Overseas, VIPF Growth, VIPF High Income, VIPF Contra, VIPF Index 500, Alger American Growth, Alger American Small Capitalization (the Portfolios). The VIPF Contra and VIPF Index 500 mutual fund portfolios were added to the Variable Account in 1997. The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies.
Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

INVESTMENT VALUATION

The investments in the Portfolios are valued at the closing net asset value per share as determined by the portfolio at the end of each period. The change in the difference between cost and market value is reflected as unrealized gain (loss) in the Statement of Operations.

INVESTMENT TRANSACTIONS

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income (including capital gain distributions) are recorded on the ex-dividend date. The cost of investments sold is determined using the weighted average cost method.

FEDERAL INCOME TAXES

The operations of the Variable Account are part of, and taxed with, the total operations of National Life. Under existing federal income tax law, investment income and capital gains attributable to the Variable Account are not taxed.

NOTE 3 - CHARGES AND EXPENSES

National Life deducts a daily charge from the Variable Account based on an annual rate of .9% of each sub-account's net asset value for its assumption of mortality and expense risks. The mortality risk assumed is that the insureds under the policies may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies may exceed expected levels.

Cost of insurance charges are deducted monthly from each policyowner's accumulated account value for the insurance protection provided and are remitted to National Life. These charges vary based on the net amount at risk, attained age of the insured, and other factors. As partial compensation for administrative services provided, National Life also deducts a monthly administrative charge from each policyowner's accumulated account value.

Certain deferred administrative and sales charges are deducted from the policyowner's accumulated account value if the underlying variable life insurance policy is surrendered or lapsed prior to the end of the fifteenth policy year.

NOTE 4 - INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 1997 are set forth below:


Portfolio                                                 Shares                 Cost
---------                                                 ------                 ----
Market Street Fund Money Market                         3,943,908            $ 3,943,908
Market Street Fund Growth                                 636,350             10,260,180
Market Street Fund Aggressive Growth                       28,951                586,320
Market Street Fund Managed                                 56,668                880,427
Market Street Fund Bond                                    39,297                419,059
Market Street Fund International                           66,520                895,490
Market Street Fund Sentinel Growth                        545,281              5,602,736
VIPF Equity-Income                                        194,007              4,228,149
VIPF Overseas                                              65,691              1,253,090
VIPF Growth                                                92,369              3,129,870
VIPF High Income                                           85,125              1,089,467
VIPF Contra                                                20,915                411,546
VIPF Index 500                                              4,759                528,529
Alger American Growth                                      48,594              1,880,879
Alger American Small Capitalization                        62,841              2,607,214
                                                                             -----------

    Total                                                                    $37,716,864
                                                                             ===========

The cost also represents the aggregate cost for federal income tax purposes.

NOTE 5 - PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the period ended December 31, 1997 aggregated the following:


Portfolio                                             Purchases                Proceeds
---------                                            -------------          ------------
Market Street Fund Money Market                      $ 22,741,388           $ 19,929,117
Market Street Fund Growth                               5,581,934              1,245,245
Market Street Fund Aggressive Growth                      619,884                146,745
Market Street Fund Managed                                662,415                212,469
Market Street Fund Bond                                   409,686                 70,206
Market Street Fund International                          830,063                197,678
Market Street Fund Sentinel Growth                        667,611                168,249
VIPF Equity-Income                                      3,882,437                991,921
VIPF Overseas                                           1,374,157                322,772
VIPF Growth                                             3,003,178                582,960
VIPF High Income                                        1,135,782                224,814
VIPF Contra                                               573,322                164,368
VIPF Index 500                                            692,398                165,769
Alger American Growth                                   1,724,350                433,208
Alger American Small Capitalization                     2,643,580                683,616


NOTE 6 - LOANS

Policyowners may obtain loans after the first policy year as outlined in the variable life insurance policy. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Variable Account to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Variable Account.

NOTE 7 - DISTRIBUTION OF NET INCOME

The Variable Account does not expect to declare dividends to policyowners from accumulated net income. The accumulated net income will be distributed to policyowners as withdrawals (in the form of death benefits, surrenders or policy loans) in excess of the policyowners' net contributions to the Variable Account.

NOTE 8 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (IRC), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable universal life contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.
The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
            (A Separate Account of National Life Insurance Company)

                              STATEMENT OF ASSETS

                               December 31, 1997

                                                                                          Policyowner        National Life
                                                                                            Account            Insurance
                                                                                            Values              Company
                                                                                     ---------------------- -------------------
ASSETS:
Investments in shares of mutual fund portfolios at market value
 (policyowner accumulation units and unit value):

  Market Street Fund Money Market (356,624.12 accumulation units at
    $11.06  unit value)                                                                      $   3,943,908

  Market Street Fund Growth (373,191.56 accumulation units at $14.32
    unit value)                                                                                  5,342,928       $   7,275,510

  Market Street Fund Aggressive Growth (47,206.16 accumulation units at
    $13.61 unit value)                                                                             642,433

  Market Street Fund Managed (74,215.85 accumulation units at
    $13.03 unit value)                                                                             966,753

  Market Street Fund Bond (38,703.43 accumulation units at 11.15 unit value)                       431,479

  Market Street Fund International (75,825.93 accumulation units
    at $11.94 unit value)                                                                          905,335

  Market Street Fund Sentinel Growth (43,427.93 accumulation units at
    $14.43 unit value)                                                                             626,453           7,329,199

  VIPF Equity-Income (156,267.63 accumulation units at
    $30.14 unit value)                                                                           4,710,498

  VIPF Overseas (67,798.07 accumulation units at $18.60 unit value)                              1,261,285

  VIPF Growth (112,061.30 accumulation units at $30.58 unit value)                               3,426,885

  VIPF High Income (40,363.08 accumulation units at $28.64 unit value)                           1,156,003

  VIPF Contra Fund (34,066.94 accumulation units at $12.24 unit value)                             417,046

  VIPF Index 500 (23,228.43 accumulation units at $23.44 unit value)                               544,410

  Alger American Growth (155,907.83 accumulation units at
    $13.33 unit value)                                                                           2,077,864

  Alger American Small Capitalization (247,743.48 accumulation units
    at $11.10 unit value)                                                                        2,749,311
                                                                                          -------------------------------------
    TOTAL ASSETS                                                                             $  29,202,591       $  14,604,709
                                                                                          =====================================




                                                                                           Total
                                                                                      --------------------
ASSETS:
Investments in shares of mutual fund portfolios at market value
 (policyowner accumulation units and unit value):

  Market Street Fund Money Market (356,624.12 accumulation units at
    $11.06  unit value)                                                                     $   3,943,908

  Market Street Fund Growth (373,191.56 accumulation units at $14.32
    unit value)                                                                                12,618,438

  Market Street Fund Aggressive Growth (47,206.16 accumulation units at
    $13.61 unit value)                                                                            642,433

  Market Street Fund Managed (74,215.85 accumulation units at
    $13.03 unit value)                                                                            966,753

  Market Street Fund Bond (38,703.43 accumulation units at 11.15 unit value)                      431,479

  Market Street Fund International (75,825.93 accumulation units
    at $11.94 unit value)                                                                         905,335

  Market Street Fund Sentinel Growth (43,427.93 accumulation units at
    $14.43 unit value)                                                                          7,955,652

  VIPF Equity-Income (156,267.63 accumulation units at
    $30.14 unit value)                                                                          4,710,498

  VIPF Overseas (67,798.07 accumulation units at $18.60 unit value)                             1,261,285

  VIPF Growth (112,061.30 accumulation units at $30.58 unit value)                              3,426,885

  VIPF High Income (40,363.08 accumulation units at $28.64 unit value)                          1,156,003

  VIPF Contra Fund (34,066.94 accumulation units at $12.24 unit value)                            417,046

  VIPF Index 500 (23,228.43 accumulation units at $23.44 unit value)                              544,410

  Alger American Growth (155,907.83 accumulation units at
    $13.33 unit value)                                                                          2,077,864

  Alger American Small Capitalization (247,743.48 accumulation units
    at $11.10 unit value)                                                                       2,749,311
                                                                                     ---------------------
    TOTAL ASSETS                                                                            $  43,807,300
                                                                                     =====================

   The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
            (A Separate Account of National Life Insurance Company)

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                    Policyowner Account Values
                                      ----------------------------------------------------------------------------------------
                                                                Market Street Fund                           Alger American
                                      -------------------------------------------------------------------   ------------------
                                       Money             Aggressive                              Sentinel
                                       Market     Growth   Growth   Managed    Bond International Growth    Growth   Small Cap
                                      --------   --------  -------  --------  ----- ------------- -------   --------  --------
INVESTMENT INCOME:
  Dividend income and
  capital gain distributions          $131,394   $139,288  $ 1,211  $ 23,450  $ 9,403  $19,573  $   434   $  9,832  $ 54,467

EXPENSES:
  Mortality and expense risk charges    22,402     24,951    3,114     5,910    1,833    5,158    2,431     11,355    15,072
                                      ----------------------------------------------------------------------------------------
Net investment income (loss)           108,992    114,337   (1,903)   17,540    7,570   14,415  (1,997)    (1,523)    39,395
                                      ----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
   Net realized gain from
    shares sold                              -    106,196   12,533    13,707      483    6,441   16,851     48,393    29,498
   Net unrealized appreciation
    (depreciation) on investments            -    353,473   51,230    85,995   11,666    2,281   44,338    176,680   141,467
                                      ----------------------------------------------------------------------------------------
Net realized and unrealized
 gain on investments                         -    459,669   63,763    99,702   12,149    8,722   61,189    225,073   170,965
                                      ----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS            $108,992   $574,006  $61,860  $117,242  $19,719  $23,137  $59,192   $223,550  $210,360
                                      ========================================================================================


   The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
           (A Separate Account of National Life Insurance Company)

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1997



                                                       Policyowner Account Values                 National Life Insurance Company
                                     ----------------------------------------------------------  ---------------------------------
                                                                  VIPF                             Market Street Fund
                                     ----------------------------------------------------------  ----------------------
                                      Equity -                         High  Contra    Index                  Sentinel
                                      Income     Overseas   Growth    Income  Fund      500        Growth      Growth      Total
                                     ---------- --------   --------  -------  -------  --------  ----------  ---------- ----------
INVESTMENT INCOME:
  Dividend income and
  capital gain distributions         $  146,791 $ 22,598   $ 30,327  $17,180  $  -     $   -     $  305,307  $   26,233 $  937,488

EXPENSES:
  Mortality and expense risk charges     25,535    6,281     17,476    5,215      812       984        -           -       148,529
                                     ---------------------------------------------------------------------------------------------
Net investment income (loss)            121,256   16,317     12,851   11,965     (812)     (984)    305,307      26,233    788,959
                                     ---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
   Net realized gain from
    shares sold                          77,167    9,870     48,614   10,903    2,592     1,900        -           -       385,148

   Net unrealized appreciation
    (depreciation) on investments       428,283     (475)   280,065   62,794    5,500    15,881   1,315,203   1,732,966  4,707,347
                                     ---------------------------------------------------------------------------------------------

Net realized and unrealized
 gain on investments                    505,450    9,395    328,679   73,697    8,092    17,781   1,315,203   1,732,966  5,092,495
                                     ---------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           $  626,706 $ 25,712   $341,530  $85,662  $ 7,280  $ 16,797  $1,620,510  $1,759,199 $5,881,454
                                     =============================================================================================


The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
            (A Separate Account of National Life Insurance Company)

                            STATEMENT OF OPERATIONS

            FOR THE PERIOD MARCH 11, 1996 THROUGH DECEMBER 31, 1996



                                                                           Policyowner Account Values
                                                    ------------------------------------------------------------------------
                                                                               Market Street Fund
                                                    ------------------------------------------------------------------------
                                                     Money              Aggressive                                  Sentinel
                                                     Market     Growth    Growth     Managed   Bond   International  Growth
                                                    --------    ------- ----------   -------  ------  -------------  -------
INVESTMENT INCOME:
  Dividend income and
  capital gain distributions                        $ 29,274    $ 1,900   $   -       $ 283   $   216   $   -        $   -

EXPENSES:
  Mortality and expense risk charges                   5,265      1,828       225       372       141       529          201
                                                    ------------------------------------------------------------------------

Net investment income (loss)                          24,009         72      (225)      (89)       75      (529)        (201)
                                                    ------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
   Net realized gain from
    shares sold                                         -         8,318       828       346       133     1,673          489

   Net unrealized
    appreciation on investments                         -        34,582     4,883       331       753     7,565        5,612
                                                    ------------------------------------------------------------------------

Net realized and unrealized
 gain on investments                                    -        42,900     5,711       677       886     9,238        6,101
                                                    ------------------------------------------------------------------------

INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                          $ 24,009    $42,972   $ 5,486     $ 588   $   961   $ 8,709      $ 5,900
                                                    ========================================================================



   The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
           (A Separate Account of National Life Insurance Company)

                            STATEMENT OF OPERATIONS

            FOR THE PERIOD MARCH 11, 1996 THROUGH DECEMBER 31, 1996



                                                        Policyowner Account Values                National Life Insurance Company
                                      --------------------------------------------------------   ---------------------------------
                                                        VIPF                  Alger American      Market Street Fund
                                      ------------------------------------   -----------------   ---------------------
                                        Equity -                    High                                     Sentinel
                                        Income   Overseas Growth   Income    Growth   Small Cap   Growth      Growth      Total
                                      ---------  -------- ------   -------  --------  ---------  ---------   ---------  ----------
INVESTMENT INCOME:
  Dividend income and
  capital gain distributions          $    -     $  -    $     -   $   -    $    326   $    42   $    -      $    -     $   32,041

EXPENSES:
  Mortality and expense risk charges      3,061      476    1,503      279     1,425     1,294        -           -         16,599
                                      --------------------------------------------------------------------------------------------

Net investment income (loss)             (3,061)    (476)  (1,503)    (279)   (1,099)   (1,252)       -           -         15,442
                                      --------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
   Net realized gain from
    shares sold                           6,031      880    5,445      470     5,700       696        -           -         31,009

   Net unrealized
    appreciation on investments          54,065    8,670   16,949    3,742    20,305       631     655,000     570,000   1,383,088
                                      --------------------------------------------------------------------------------------------

Net realized and unrealized
 gain on investments                     60,096    9,550   22,394    4,212    26,005     1,327     655,000     570,000   1,414,097
                                      --------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS            $  57,035  $ 9,074 $ 20,891  $ 3,933  $ 24,906   $    75   $ 655,000   $ 570,000  $1,429,539
                                      ============================================================================================



  The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
           (A Separate Account of National Life Insurance Company)

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                       Policyowner Account Values
                                     ---------------------------------------------------------------------------------------------
                                                                 Market Street Fund                             Alger American
                                     ----------------------------------------------------------------------- ---------------------
                                       Money               Aggressive                                 Sentinel
                                       Market      Growth    Growth   Managed     Bond  International  Growth   Growth   Small Cap
                                     ----------- ---------- --------  --------  --------  --------    -------- ---------- ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS          $   108,992 $  574,006 $ 61,860  $117,242  $ 19,719  $ 23,137  $ 59,192 $  223,550 $  210,360
                                     ---------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
  Participant deposits                14,928,533  1,666,786  226,537   291,903   117,811   333,866   200,093    726,590  1,015,432
  Transfers between investment
  sub-accounts and general account,
    net                              (11,556,251) 2,658,992  304,863   252,090   250,863   372,293   310,212    755,142  1,179,593
  Surrenders and lapses                  (35,239)   (16,526)  (3,762)   (7,277)   (2,819)   (3,213)   (1,141)    (6,060)   (19,896)
  Death benefits                            -       (16,352)    -         -         -         -         -          -          (830)
  Loan collateral interest received         -            62     -         -         -         -            9         91         93
  Transfers for policy loans                -       (12,082)     (47)     -         -         (845)     (437)    (9,340)   (14,708)
  Cost of insurance and
    administrative charges              (632,456)  (368,354) (52,706) (103,982)  (33,934)  (82,909)  (37,403)  (174,005)  (238,728)
  Miscellaneous                           (1,308)     4,519      158      (328)      (11)   (1,222)    3,791        246       (388)
                                     ---------------------------------------------------------------------------------------------

  Total capital transactions           2,703,279  3,917,045  475,043   432,406   331,910   617,970   475,124  1,292,664  1,920,568
                                     ---------------------------------------------------------------------------------------------

Increase in net assets                 2,812,271  4,491,051  536,903   549,648   351,629   641,107   534,316  1,516,214  2,130,928

Net assets, beginning of period        1,131,637    851,877  105,530   417,105    79,850   264,228    92,137    561,650    618,383
                                     ---------------------------------------------------------------------------------------------

Net assets, end of period            $ 3,943,908 $5,342,928 $642,433  $966,753  $431,479  $905,335  $626,453 $2,077,864 $2,749,311
                                     =============================================================================================




   The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
           (A Separate Account of National Life Insurance Company)

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1997


                                                        Policyowner Account Values                National Life Insurance Company
                                  ------------------------------------------------------------- ---------------------------------
                                                                 VIPF                            Market Street Fund
                                  ------------------------------------------------------------- ---------------------
                                    Equity-                           High    Contra    Index              Sentinel
                                    Income    Overseas    Growth     Income    Fund      500     Growth     Growth      Total
                                  ---------- ---------- ---------- ---------- -------- -------- ---------- ---------- -----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS       $  626,706 $   25,712 $  341,530 $   85,662 $  7,280 $ 16,797 $1,620,510 $1,759,199 $ 5,881,454
                                  -----------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
  Participant deposits             1,350,368    421,824  1,240,642    273,306   90,825  112,247       -          -     22,996,763
  Transfers between investment
  sub-accounts and general
    account, net                   1,824,653    715,582  1,471,895    690,283  331,696  436,969       -          -         (1,125)
  Surrenders and lapses              (15,710)    (3,305)   (15,336)    (2,774)    (489)    (322)      -          -       (133,869)
  Death benefits                        -          (295)      (879)      -        -        -          -          -        (18,356)
  Loan collateral interest
    received                             390        101        115         12     -        -                                  873
  Transfers for policy loans         (27,151)    (8,820)   (15,684)    (1,157)    (201)    -          -          -        (90,472)
  Cost of insurance and
    administrative charges          (363,378)   (92,839)  (274,427)   (61,178) (12,527) (19,167)      -          -     (2,547,993)
  Miscellaneous                           89      2,820      1,042        511      462   (2,114)      -          -          8,267
                                  -----------------------------------------------------------------------------------------------

  Total capital transactions       2,769,261  1,035,068  2,407,368    899,003  409,766  527,613       -          -     20,214,088
                                  -----------------------------------------------------------------------------------------------

Increase in net assets             3,395,967  1,060,780  2,748,898    984,665  417,046  544,410  1,620,510  1,759,199  26,095,542

Net assets, beginning of period    1,314,531    200,505    677,987    171,338     -        -     5,655,000  5,570,000  17,711,758
                                  -----------------------------------------------------------------------------------------------

Net assets, end of period         $4,710,498 $1,261,285 $3,426,885 $1,156,003 $417,046 $544,410 $7,275,510 $7,329,199 $43,807,300
                                  ===============================================================================================



   The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
           (A Separate Account of National Life Insurance Company)

                       STATEMENT OF CHANGES IN NET ASSETS

            FOR THE PERIOD MARCH 11, 1996 THROUGH DECEMBER 31, 1996


                                                                Policyowner Account Values
                                  ------------------------------------------------------------------------------------------
                                                                     Market Street Fund
                                  ------------------------------------------------------------------------------------------
                                    Money                   Aggressive                                             Sentinel
                                    Market     Growth         Growth       Managed        Bond     International    Growth
                                  ----------  ----------   -----------   -----------   ----------- -------------  ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS       $   24,009  $   42,972   $     5,486   $       588   $       961   $    8,709   $    5,900
                                  ------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
  Participant deposits             5,500,094     210,351        40,861        49,310         8,079       65,892       14,470
  National Life contributions           -           -             -             -             -            -            -
  Transfers between investment
  sub-accounts, net               (4,100,684)    639,915        64,732       369,030        73,513      203,603       77,833
  Surrenders and lapses                 (127)       (315)          (47)         -              (51)         (56)        -
  Cost of insurance and
    administrative charges          (290,783)    (41,128)       (5,468)       (7,856)       (2,613)     (14,118)      (6,068)
  Miscellaneous                         (872)         82           (34)        6,033           (39)         198            2
                                  ------------------------------------------------------------------------------------------

  Total capital transactions       1,107,628     808,905       100,044       416,517        78,889      255,519       86,237
                                  ------------------------------------------------------------------------------------------

Increase in net assets             1,131,637     851,877       105,530       417,105        79,850      264,228       92,137

Net assets, beginning of period         -           -             -             -             -            -            -
                                  ------------------------------------------------------------------------------------------

Net assets, end of period         $1,131,637  $  851,877   $   105,530   $   417,105   $    79,850   $  264,228   $   92,137
                                  ==========================================================================================



  The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
           (A Separate Account of National Life Insurance Company)

                       STATEMENT OF CHANGES IN NET ASSETS

            FOR THE PERIOD MARCH 11, 1996 THROUGH DECEMBER 31, 1996


                                                 Policyowner Account Values                    National Life Insurance Company
                                -----------------------------------------------------------  -----------------------------------
                                                   VIPF                    Alger American      Market Street Fund
                                ---------------------------------------- ------------------  ----------------------
                                  Equity -                        High                                    Sentinel
                                  Income    Overseas  Growth     Income   Growth  Small Cap    Growth      Growth      Total
                                ----------  --------  -------   -------- --------  --------  ----------  ----------  -----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS     $   57,035  $  9,074  $ 20,891  $  3,933 $ 24,906  $     75  $  655,000  $  570,000  $ 1,429,539
                                ------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Participant deposits             230,608    52,178   200,316    51,019  171,670   203,653        -           -       6,798,501
  National Life contributions         -         -         -         -        -         -      5,000,000   5,000,000   10,000,000
  Transfers between investment
  sub-accounts, net              1,062,706   149,481   493,808   121,155  394,402   450,506        -           -            -
  Surrenders and lapses               (767)      (77)     (608)      (63)    (103)     (636)       -           -          (2,850)
  Cost of insurance and
    administrative charges         (36,513)  (10,135)  (37,565)   (4,878) (29,318)  (34,969)       -           -        (521,412)
  Miscellaneous                      1,462       (16)    1,145       172       93      (246)       -           -           7,980
                                ------------------------------------------------------------------------------------------------
  Total capital transactions     1,257,496   191,431   657,096   167,405  536,744   618,308   5,000,000   5,000,000   16,282,219
                                ------------------------------------------------------------------------------------------------
Increase in net assets           1,314,531   200,505   677,987   171,338  561,650   618,383   5,655,000   5,570,000   17,711,758

Net assets, beginning of period       -         -         -         -        -         -           -           -            -

Net assets, end of period       $1,314,531  $200,505  $677,987  $171,338 $561,650  $618,383  $5,655,000  $5,570,000  $17,711,758
                                ================================================================================================



   The accompanying notes are an integral part of these financial statements.

(logo)                                                               PROSPECTUS
                                    VariTrak

       FLEXIBLE PREMIUM ADJUSTABLE BENEFIT VARIABLE LIFE INSURANCE POLICY
                                   ISSUED BY
                        NATIONAL LIFE INSURANCE COMPANY
              One National Life Drive, Montpelier, Vermont  05604

                          Telephone: (800) 537-7003


         This Prospectus describes the VariTrak Policy, a flexible premium adjustable benefit variable life insurance policy (the "Policy") offered by National Life Insurance Company ("National Life"). The Policy has an insurance component and an investment component. The primary purpose of the Policy is to provide insurance coverage on the life of the Insured. It is designed to provide considerable flexibility in connection with premium payments, investment options, and death benefits. It does so by giving the owner of a Policy (the "Owner") the right to vary the frequency and amount of premium payments (after the initial premium), to allocate Net Premiums among investment alternatives with different investment objectives and (after the first Policy
Year) to increase or decrease the Death Benefit payable under the Policy. This Prospectus offers the Policy only in the state of New York.


         After certain deductions are made, Net Premiums are allocated to the National Variable Life Insurance Account, a separate account of National Life (the "Separate Account") or to National Life's General Account (which pays interest at declared rates guaranteed to equal or exceed 4%) or both. The Separate Account has fifteen Subaccounts, the assets of which are used to purchase shares of a designated corresponding mutual fund portfolio (each, a "Portfolio") that is part of one of the following funds (each, a "Fund"): the Market Street Fund, Inc. (the "Market Street Fund"), managed by Sentinel Advisors Company, except as to the International Portfolio, which is managed by Providentmutual Investment Management Company, the Variable Insurance Products Fund, managed by Fidelity Investments, and the Alger American Fund, managed by Fred Alger Management, Inc. In addition, it is expected that a total of eleven Portfolios from the following Funds will be made available under the Policies starting on or before September 30, 1998: the American Century Variable Portfolios, Inc., managed by American Century Investment Management, Inc., the Goldman Sachs Variable Insurance Trust, managed by Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the J.P. Morgan Series Trust II, managed by J.P. Morgan Asset Management Inc., the Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated, and the Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund II, managed by Strong Capital Management, Inc.


         The portion of the Accumulated Value in the Subaccounts will vary with the investment experience of the corresponding Portfolios. The Owner bears the entire investment risk for all amounts allocated to the Separate Account; there is no guaranteed minimum Accumulated Value for the Separate Account, and Cash Surrender Value may be more or less than premiums paid.

         The accompanying Prospectuses for the Funds describe the investment objectives and the attendant risks of the Portfolios.

         The Accumulated Value will reflect the Monthly Deductions and certain other fees and charges such as the Mortality and Expense Risk Charge. Also, a Surrender Charge may be imposed if, during the first 15 Policy Years, the Policy lapses or is surrendered. Generally, during the first five Policy Years the Policy will remain in force as long as the Minimum Guarantee Premium is paid or the Cash Surrender Value is sufficient to pay Monthly Deductions imposed in connection with the Policy. After the fifth Policy Year, whether the Policy remains in force depends upon whether the Cash Surrender Value is sufficient to pay the Monthly Deductions under the Policy, unless the optional Guaranteed Death Benefit Rider has been purchased and Minimum Guarantee Premiums have been paid in accordance with such Rider.

         It may not be advantageous to purchase a Policy as a replacement for another type of life insurance or as a means to obtain additional protection if the purchaser already owns an adjustable benefit variable life insurance policy.

                            -----------------------


THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY CURRENT PROSPECTUSES OR PROSPECTUS PORTFOLIO FOR THE FUNDS LISTED ABOVE.


                            -----------------------

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

                            -----------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            -----------------------


SHARES OF THE FUNDS AND INTERESTS IN THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.




                         Prospectus dated May 1, 1998

                              TABLE OF CONTENTS

                                                                                                      PAGE
Definitions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Summary Description of the Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         The Policy Offered . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         The Separate Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Availability of Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         The Death Benefit  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Flexibility to Adjust Amount of Death Benefit  . . . . . . . . . . . . . . . . . . . . . .
         Accumulated Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Allocation of Net Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Transfers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Free-Look Privilege  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Charges Assessed in Connection with the Policy . . . . . . . . . . . . . . . . . . . . . .
                 Summary of Policy Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Summary of Policy Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Premium Tax Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Monthly Deductions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Surrender Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Daily Charge Against the Separate Account  . . . . . . . . . . . . . . . . . . . .
                 Transfer Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Withdrawal Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Projection Report Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Daily Charges Against the Separate Account . . . . . . . . . . . . . . . . . . . .
                 Other Charges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Policy Lapse and Reinstatement . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Loan Privilege . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Withdrawal of Cash Surrender Value . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Surrender of the Policy  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Available Automated Fund Management Features . . . . . . . . . . . . . . . . . . . . . . .
         Tax Treatment  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Unisex Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Illustrations of Death Benefits, Accumulated Value and Cash Surrender Value  . . . . . . .

National Life Insurance Company, The Separate Account, and The Funds  . . . . . . . . . . . . . . .
         National Life Insurance Company  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         The Separate Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         The Market Street Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 The Common Stock Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 The Growth Portfolio  . . . . . . . . . . . . . . . . . . . .. . . . . .
                 The Aggressive Growth Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . .
                 The Bond Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 The Managed Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 The International Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 The Money Market Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Variable Insurance Products Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Equity-Income Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Growth Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 High Income Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Overseas Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Index 500 Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Contrafund Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Alger American Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Alger American Small Capitalization Portfolio  . . . . . . . . . . . . . . . . . .
                 Alger American Growth Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . .
         American Century Variable Portfolios, Inc. . . . . . . . . . . . . . . . . . . . . . . . .
                 VP Value Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 VP Income & Growth Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Goldman Sachs Variable Insurance Trust . . . . . . . . . . . . . . . . . . . . . . . . . .
                 International Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Global Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 CORE Small Cap Equity  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Mid Cap Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         J.P. Morgan Series Trust II  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 International Opportunities Portfolio  . . . . . . . . . . . . . . . . . . . . . .
                 Small Company Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Neuberger & Berman Advsiers Management Trust . . . . . . . . . . . . . . . . . . . . . . .
                 Partners Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Strong Variable Insurance Funds, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Growth Fund II . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Strong Opportunity Fund II . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                                                                                                      PAGE
         Resolving Material Conflicts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         The General Account  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Detailed Description of Policy Provisions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Death Benefit  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 General  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Death Benefit Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Option A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Option B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Which Death Benefit Option to Choose . . . . . . . . . . . . . . . . . . . . . . .
                 Change in Death Benefit Option . . . . . . . . . . . . . . . . . . . . . . . . . .
                 How the Death Benefit May Vary . . . . . . . . . . . . . . . . . . . . . . . . . .
         Ability to Adjust Face Amount  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Increase . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Decrease . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         How the Duration of the Policy May Vary  . . . . . . . . . . . . . . . . . . . . . . . . .
         Accumulated Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Determination of Number of Units for the Separate Account  . . . . . . . . . . . .
                 Determination of Unit Value  . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Net Investment Factor  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Calculation of Accumulated Value . . . . . . . . . . . . . . . . . . . . . . . . .
         Payment and Allocation of Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Issuance of a Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Amount and Timing of Premiums  . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Premium Limitations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Allocation of Net Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Transfers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Policy Lapse . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Reinstatement  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Specialized Uses of the Policy   . . . . . . . . . . . . . . .
Charges and Deductions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Premium Tax Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Surrender Charges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Deferred Administrative Charge . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Deferred Sales Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Monthly Deductions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Cost of Insurance Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Cost of Insurance Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Rate Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Monthly Administrative Charge  . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Optional Benefit Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Separate Account Enhancement . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Mortality and Expense Risk Charge  . . . . . . . . . . . . . . . . . .
         Withdrawal Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Transfer Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Projection Report Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Other Charges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                                                                                                      PAGE
Policy Rights and Privileges
         Loan Privileges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 General  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Interest Rate Charged  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Allocation of Loans and Collateral . . . . . . . . . . . . . . . . . . . . . . . .
                 Interest Credited to Amounts Held as Collateral  . . . . . . . . . . . . . . . . .
                 Preferred Policy Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Effect of Policy Loan  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Loan Repayments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Lapse With Loans Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Surrender Privilege  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Withdrawal of Cash Surrender Value . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Option A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Option B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Free-Look Privilege  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Telephone Transaction Privilege  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Special Transfer Rights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Transfer Right for Policy  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Transfer Right for Change in Investment Policy
         Available Automated Fund Management Features . . . . . . . . . . . . . . . . . . . . . . .
                 Dollar Cost Averaging  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Portfolio Rebalancing  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Policy Rights Under Certain Plans  . . . . . . . . . . . . . . . . . . . . . . . . . . . .

The General Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Minimum Guaranteed and Current Interest Rates  . . . . . . . . . . . . . . . . . . . . . .
                 Calculation of Non-loaned Accumulated Value in the General Account . . . . . . . .
         Transfers from General Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Other Policy Provisions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Maturity at 99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Reduced Paid-Up Benefit  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Payment of Policy Benefits . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 The Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Ownership  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Beneficiary  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Change of Owner and Beneficiary  . . . . . . . . . . . . . . . . . . . . . . . . .
                 Split Dollar Arrangements  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Assignments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Misstatement of Age and Sex  . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Suicide  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Incontestability . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Correspondence . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Settlement Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Payment of Interest Only . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Payments for a Stated Time . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Payments for Life  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Payments of a Stated Amount  . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Life Annuity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Joint and Two Thirds Annuity . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 50% Survivor Annuity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                                                                                                      PAGE
Optional Benefits . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Waiver of Monthly Deductions . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Accidental Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Guaranteed Insurability Option . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Guaranteed Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Federal Income Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Tax Status of the Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Tax Treatment of Policy Benefits . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 In General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Modified Endowment Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Distributions from Policies Classified as Modified Endowment Contracts . . . . . .
                 Distributions from Policies Not Classified as Modified Endowment Contracts . . . .
                 Policy Loan Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Investment in the Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                 Multiple Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Special Rules for Employee Benefit Plans . . . . . . . . . . . . . . . . . . . . . . . . .
         Possible Charge for National Life's Taxes  . . . . . . . . . . . . . . . . . . . . . . . .
         Possible Changes in Taxation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Policies Issued in Conjunction with Employee Benefit Plans  . . . . . . . . . . . . . . . . . . . .
Legal Developments Regarding Unisex Actuarial Tables  . . . . . . . . . . . . . . . . . . . . . . .
Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Changes in Applicable Law, Funding and Otherwise
Officers and Directors of National Life . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Distribution of Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Policy Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
State Regulation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Preparing for Year 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Appendix A-Illustration of Death Benefits, Accumulated Values and
         Cash Surrender Values  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   A-1

Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   F-1



THE POLICY MAY NOT BE AVAILABLE IN ALL JURISDICTIONS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. IF GIVEN, SUCH INFORMATION OR REPRESENTATIONS SHOULD NOT BE RELIED ON.

THE PRIMARY PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION. NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO AN INVESTMENT IN A MUTUAL FUND.

                                  DEFINITIONS

ACCUMULATED VALUE                           The sum of the Policy's values in the Separate Account and the General Account.

ATTAINED AGE                                The Issue Age of the Insured plus the number of full Policy Years which have passed since the Date of Issue.

BENEFICIARY                                 The person(s) or entity(ies) designated to receive all or some of the Death Benefit when the Insured dies.  The Beneficiary is designated in the application or if subsequently changed, as shown in the latest change filed with National Life.  The interest of any
                                            Beneficiary who dies before the Insured shall vest in the Owner unless otherwise stated.

CASH SURRENDER VALUE                        The Accumulated Value minus any applicable Surrender Charge, and minus any outstanding
                                            Policy loans and accrued interest on such loans.

COLLATERAL                                  The portion of the Accumulated Value in the General Account which secures the amount of any Policy loan.

DAC TAX                                     A tax attributable to Specified Policy Acquisition Expenses under Internal Revenue Code
                                            Section 848.

DATE OF ISSUE                               The date on which the Policy is issued, which is set forth in the Policy.  It is used to determine Policy Years, Policy Months and Monthly Policy Dates, as well as to measure suicide and contestable periods.

DEATH BENEFIT                               The Policy's Unadjusted Death Benefit, plus any dividends payable, plus any relevant additional benefits provided by a supplementary benefit Rider, less any outstanding
                                            Policy loan and accrued interest, and less any unpaid Monthly Deductions.

DURATION                                    The number of full years the insurance has been in force; for the Initial Face Amount, measured from the Date of Issue; for any increase in Face Amount, measured from the effective date of such increase.

FACE AMOUNT                                 The Initial Face Amount plus any increases in Face Amount and minus any decreases in
                                            Face Amount.

GENERAL ACCOUNT                             The account which holds the assets of National Life which are available to support its insurance and annuity obligations.

GRACE PERIOD                                A 61-day period measured from the date on which notice of pending lapse is sent by
                                            National Life, during which the Policy will not lapse and insurance coverage continues.
                                            To prevent lapse, the Owner must during the Grace Period make a premium payment equal to the sum of any amount by which the past Monthly Deductions have been in excess of Cash
                                            Surrender Value, plus three times the Monthly Deduction due the date the Grace Period began.

GUARANTEED DEATH BENEFIT
RIDER                                       An optional Rider that will guarantee that the Policy will not lapse prior to Attained
                                            Age 70, or 20 years from the Policy's Date of Issue, if longer, regardless of investment performance, if the Minimum Guarantee Premium has been paid as of each Monthly Policy
                                            Date.

HOME OFFICE                                 National Life's Home Office at National Life Drive, Montpelier, Vermont 05604.

INITIAL FACE AMOUNT                         The Face Amount of the Policy on the Date of Issue.  The Face Amount may be increased or decreased after the first Policy Year.

INSURED                                     The person upon whose life the Policy is issued.

ISSUE AGE                                   The age of the Insured at his or her birthday nearest the Date of Issue.  The Issue Age is stated in the Policy.

MINIMUM FACE AMOUNT                         The Minimum Face Amount is generally $50,000.  However, exceptions may be made in employee benefit plan cases.

MINIMUM GUARANTEE PREMIUM                   The sum of the Minimum Monthly Premiums in effect on each Monthly Policy Date since the
                                            Date of Issue (including the current month), plus all Withdrawals and outstanding Policy loans and accrued interest.

MINIMUM INITIAL PREMIUM                     The minimum premium required to issue a Policy.  It is equal to two times the Minimum
                                            Monthly Premium.

MINIMUM MONTHLY PREMIUM                     The monthly amount used to determine the Minimum Guarantee Premium. This amount, which includes any substandard charges and any applicable Rider charges, is determined separately for each Policy, based on the requested Initial Face Amount, and the Issue
                                            Age, sex and Rate Class of the Insured, and the Death Benefit Option and any optional benefits selected.  It is stated in each Policy.

MONTHLY ADMINISTRATIVE
CHARGE                                      A current charge of $7.50 per month included in the Monthly Deduction, which is intended to reimburse National Life for ordinary administrative expenses.  On a guaranteed basis, this charge may not exceed $7.50 per policy plus $0.07 per thousand of Face Amount per month.

MONTHLY DEDUCTION                           The amount deducted from the Accumulated Value on each Monthly Policy Date.  It includes the Monthly Administrative Charge, the Cost of Insurance Charge, and the monthly cost of any benefits provided by Riders.

MONTHLY POLICY DATE                         The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly
                                            Policy Date would otherwise fall on a date other than a Valuation Day, the Monthly
                                            Policy Date will be deemed to be the next Valuation Day.

NET AMOUNT AT RISK                          The amount by which the Unadjusted Death Benefit exceeds the Accumulated Value.

NET PREMIUM                                 The remainder of a premium after the deduction of the Premium Tax Charge.

OWNER                                       The person(s) or entity(ies) entitled to exercise the rights granted in the Policy.

PLANNED PERIODIC PREMIUM                    The premium amount which the Owner plans to pay at the frequency selected.  The Owner may request a reminder notice and may change the amount of the Planned Periodic Premium.
                                            The Owner is not required to pay the designated amount.

POLICY ANNIVERSARY                          The same day and month as the Date of Issue in each later year.

POLICY YEAR                                 A year that starts on the Date of Issue or on a Policy Anniversary.

PREMIUM TAX CHARGE                          A charge deducted from each premium payment to cover the cost of state and local premium taxes, and the federal DAC Tax.

RATE CLASS                                  The classification of the Insured for cost of insurance purposes.  The Rate Classes are:
                                            preferred nonsmoker; standard nonsmoker; smoker; juvenile; and substandard.

RIDERS                                      Optional benefits that an Owner may elect to add to the Policy at an additional cost.

SURRENDER CHARGE                            The amount deducted from the Accumulated Value of the Policy upon lapse or surrender during the first 15 Policy Years.  The Maximum Surrender Charge is shown in the Policy.

UNADJUSTED DEATH BENEFIT                    Under Option A, the greater of the Face Amount or the applicable percentage of the
                                            Accumulated Value on the date of death; under Option B, the greater of the Face Amount plus the Accumulated Value on the date of death, or the applicable percentage of the
                                            Accumulated Value on the date of death.  The Death Benefit Option is selected at time of application but may be later changed.

VALUATION DAY                               Each day that the New York Stock Exchange is open for business other than the day after
                                            Thanksgiving and any day on which trading is restricted by directive of the Securities and Exchange Commission.  Unless otherwise indicated, whenever under a Policy an event occurs or a transaction is to be effected on a day that is not a Valuation Date, it will be deemed to have occurred on the next Valuation Date.

VALUATION PERIOD                            The time between two successive Valuation Days.  Each Valuation Period includes a
                                            Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.

WITHDRAWAL                                  A payment made at the request of the Owner pursuant to the right in the Policy to withdraw a portion of the Cash Surrender Value of the Policy.  The Withdrawal Charge
                                            will be deducted from the Withdrawal Amount.

                       SUMMARY DESCRIPTION OF THE POLICY

         The following summary of the Policy provisions should be read in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise noted, this Prospectus assumes the Insured is alive.

THE POLICY OFFERED

         The VariTrak flexible premium adjustable benefit variable life insurance policy offered by this Prospectus is issued by National Life. The Policy allows the Owner, subject to certain limitations, to make premium payments in any amount and at any frequency. As long as the Policy remains in force, it will provide for:

         (1)     Life insurance coverage on the named Insured;

         (2)     A Cash Surrender Value;

         (3)     Surrender and withdrawal rights and Policy loan privileges; and

         (4)     A variety of additional insurance benefits.

         The Policy described in this Prospectus is designed to provide insurance coverage to help lessen the economic loss resulting from the death of the Insured. It is not offered primarily as an investment. Life insurance is not a short-term investment. Prospective Owners should consider their need for insurance coverage and the Policy's investment potential on a long-term basis. The Policy matures resulting in payment of the Cash Surrender Value, when the Insured reaches Attained Age 99.

         The Policy is called "flexible premium" because there is no fixed schedule for premium payments, even though the Owner may establish a schedule of Planned Periodic Premiums. The Policy is described as "adjustable benefit" because the Owner may, after the first Policy Year and within limits, increase or decrease the Face Amount and may change the Death Benefit Option. The Policy is called "variable" because, unlike a fixed benefit whole life insurance policy, the Death Benefit under the Policy may, and its Accumulated Value will, vary to reflect the investment performance of the chosen subaccounts of the Separate Account, and the crediting of interest to the General Account, as well as other factors.

         The failure to pay Planned Periodic Premiums will not itself cause the Policy to lapse. Conversely, the payment of premiums in any amount or frequency will not necessarily guarantee that the Policy will remain in force. In general, the Policy will lapse if the Cash Surrender Value is insufficient to pay the Monthly Deduction for Cost of Insurance, Monthly Administrative Charges and any applicable Rider charges. During the first five Policy Years, and, if the optional Guaranteed Death Benefit Rider has been purchased, until the later of the Insured's Attained Age 70 or 20 Policy Years from the Date of Issue, the Policy will not lapse, even if the Cash Surrender Value is insufficient to pay the Monthly Deductions, so long as the Minimum Guarantee Premium has been paid.

         A prospective Owner who already has life insurance coverage should consider whether or not changing or adding to existing coverage would be advantageous. Generally it is not advisable to purchase another policy as a replacement for an existing policy.

THE SEPARATE ACCOUNT


         The Separate Account consists of fifteen Subaccounts, the assets of which are used to purchase shares of a designated corresponding Portfolio that is part of one of the following Funds: the

Market Street Fund, the Variable Insurance Products Fund, the Variable
Insurance Products Fund II and the Alger American Fund. In addition, it is expected that a total of eleven Portfolios from the following Funds will be made available under the Policies starting on or before September 30, 1998: the American Century Variable Portfolios, Inc., managed by American Century Investment Management, Inc., the Goldman Sachs Variable Insurance Trust, managed by Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the J.P. Morgan Series Trust II, managed by J.P. Morgan Asset Management Inc., the Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated, and the Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund II, managed by Strong Capital Management, Inc. There is no assurance that the investment objectives of a particular Portfolio will be met. The Owner bears the entire investment risk of amounts allocated to the Separate Account. National Life will reserve the right to limit the number of Subaccounts used in any one Policy over its entire life to 17.


AVAILABILITY OF POLICY

         This Policy can be issued for Insureds from Issue Ages 0 to 85. The Minimum Face Amount is generally $50,000, although exceptions to this minimum may be made for employee benefit plans. Before issuing a Policy, National Life will require that the proposed Insured meet certain underwriting standards satisfactory to National Life. The Rate Classes available are Preferred Nonsmoker, Standard Nonsmoker, Smoker, Juvenile, and Substandard. (See "Issuance of a Policy," Page ____.)

THE DEATH BENEFIT

         As long as the Policy remains in force, National Life will pay the Death Benefit to the Beneficiary upon receipt of due proof of the death of the Insured. The Death Benefit will consist of the Policy's Unadjusted Death Benefit, plus any dividends payable, plus any relevant additional benefits provided by a supplementary benefit Rider, less any outstanding Policy loan and accrued interest, and less any unpaid Monthly Deductions.

         There are two Death Benefit Options available. Death Benefit Option A provides for the greater of (a) the Face Amount and (b) the applicable percentage of the Accumulated Value. Death Benefit Option B provides for the greater of (a) the Face Amount plus the Accumulated Value and (b) the applicable percentage of the Accumulated Value. (See "Death Benefit Options," Page ____.)

FLEXIBILITY TO ADJUST AMOUNT OF DEATH BENEFIT

         After the first Policy Year, the Owner has significant flexibility to adjust the Death Benefit by changing the Death Benefit Option or by increasing or decreasing the Face Amount of the Policy. (See "Change in Death Benefit Option," Page ____, and "Ability to Adjust Face Amount," Page ____.)

         Any change in Death Benefit Option or in the Face Amount may affect the charges under the Policy. Any increase in the Face Amount will result in an increase in the Monthly Deductions. A decrease in Face Amount may also affect the Monthly Deductions. (See "Cost of Insurance," Page ____.)

         To the extent that a requested decrease in Face Amount would result in cumulative premiums exceeding the maximum premium limitations applicable under the Internal Revenue Code for life insurance, National Life will not effect the decrease.

ACCUMULATED VALUE

         The Accumulated Value is the total amount of value held under the Policy at any time. It equals the sum of the amounts held in the Separate Account and the General Account. (See "Calculation of Accumulated Value," Page ____.)

         The Accumulated Value in the Separate Account will reflect the investment performance of the chosen Subaccounts of the Separate Account, any Net Premiums paid, any transfers, any Withdrawals, any loans, any loan repayments, any loan interest paid or credited and any charges assessed in connection with the Policy. The Owner bears the entire investment risk for amounts allocated to the Separate Account. There is no guaranteed minimum for the portion of the Accumulated Value in the Separate Account. Accumulated Value in the Separate Account may be greater or less than the Net Premiums allocated to the Separate Account.

         The General Account earns interest at rates National Life declares in advance for specific periods. The rates are guaranteed to equal or exceed 4%. The principal, after all deductions and charges, is also guaranteed. National Life credits an additional

0.50% per annum on the non-loaned portion of the Accumulated Value in the General Account in each Policy Year beginning with Policy Year 11. The value of the General Account will reflect any amounts allocated or transferred to it plus interest credited to it, less amounts deducted, transferred or withdrawn from it. (See "The General Account," Page ____.)

         The Collateral portion of the Accumulated Value in the General Account will reflect any amounts transferred from the Separate Account and/or non-loaned portion of the General Account as collateral for Policy loans, plus interest at rates National Life declares of at least 4%. The Collateral will be reduced by loan repayments. (See "Loan Privileges," Page ____.)

         The Accumulated Value is relevant to the computation of the Death Benefit and Cost of Insurance Charges.

ALLOCATION OF NET PREMIUMS

         Except as described below, Net Premiums will generally be allocated to the Subaccounts of the Separate Account and the General Account in accordance with the allocation percentages which are in effect for such premium when received at National Life's Home Office. These percentages will be those specified in the application or as subsequently changed by the Owner.

           Any portion of the initial Net Premium and any Net Premiums received before National Life receives at its Home Office a signed delivery receipt for the Policy (or other evidence satisfactory to National Life that delivery has been completed), and until the date which is ten days after the date of such delivery, that are designated to be allocated to the Separate Account will be allocated instead to the Money Market Subaccount. At the end of such period, the amount in the Money Market Subaccount (including investment experience) will be allocated to each of the chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Separate Account premium allocation percentages. (See "Allocation of Net Premiums," Page ____.)

TRANSFERS

         The Owner may make transfers of the amounts in the Subaccounts of the Separate Account and General Account between and among such accounts.
Transfers between the Subaccounts of the Separate Account or into the General Account will be made on the Valuation Day National Life receives the request. Transfers out of the General Account are limited in amount, and to one transfer per Policy Year. Currently transfers may be made without charge regardless of their frequency, and National Life has no present intent to impose a charge for transfers in the foreseeable future; however, National Life reserves the right, upon prior notice to Policy Owners, to impose in the future a charge of $25 on each transfer in excess of twelve transfers in any one Policy Year. (See "Transfers," Page ____.)

FREE-LOOK PRIVILEGE

         The Policy provides for an initial "free-look" period, during which the Owner may cancel the Policy and receive a refund equal to the gross premiums paid on the Policy. This free-look period ends on the latest of: (a) 45 days after Part A of the application for the Policy is signed; (b) 10 days after the Owner receives the Policy; and (c) 10 days after National Life mails or personally delivers a Notice of Withdrawal Right to the Owner or any longer period provided by state law. To cancel the Policy, the Owner must return the Policy to National Life or to an agent of National Life within such time with a written request for cancellation. (See "Free-Look Privilege," Page ____.)

CHARGES ASSESSED IN CONNECTION WITH THE POLICY

        Summary of Policy Expenses.


        Transaction Expenses
                Premium Tax.............................. 3.25%
                Sales Loan Imposed on Purchases.......... NONE
                Surrender Charge......................... See below
                Withdrawal Charge........................ Lesser of 2% or $25


        Annual Charges
                Mortality and Expense Risk Charge........ 0.90%
                Cost of Insurance Charge................. Varies by age, sex, Rate Class-See below
                Administrative Charge.................... $90 per year



        Annual Charges of Underlying Funds (for the year ended December 31, 1997



                                                       Management           Other           Total
                                                          Fee               Expenses        Expenses
                                                       ----------           --------        --------
        Alger:
                Alger American Growth Portfolio          0.75%              0.04%           0.79%
                Alger American Small Capitalization      0.85%              0.04%           0.89%

        Market Street Fund, Inc.:
                Money Market Portfolio                   0.25%              0.14%           0.39%
                Bond Portfolio                           0.35%              0.22%           0.57%
                Managed Portfolio                        0.40%              0.18%           0.58%
                Aggressive Growth Portfolio              0.45%              0.18%           0.63%
                International Portfolio                  0.75%              0.27%           1.02%
                Growth Portfolio                         0.33%              0.10%           0.43%
                Sentinel Growth Portfolio                0.50%              0.40%           0.90%

        Fidelity: Variable Insurance Products Fund I:
                Equity Income Portfolio                  0.50%              0.08%           0.58%
                Growth Portfolio                         0.60%              0.07%           0.67%
                High Income Portfolio                    0.59%              0.12%           0.71%
                Overseas Portfolio                       0.75%              0.17%           0.92%

        Fidelity:  Variable Insurance Products Fund II:
                Index 500 Portfolio                      0.24%              0.04%           0.28%
                Contrafund Portfolio                     0.60%              0.11%           0.71%



Funds Expected to be Available on or before September 30, 1998:
---------------------------------------------------------------
        American Century Variable Portfolios, Inc.
                VP Value Portfolio                        1.00%              0                1.00%
                VP Income Growth Portfolio                 .70%              0                 .70%

       Goldman Sachs Variable Insurance Trust
                International Equity                      1.00%              .25%             1.25%
                Global Income                              .90%              .15%             1.05%
                CORE Small Cap Equity                      .75%              .15%              .90%
                Mid Cap Equity                             .80%              .15%              .95%

       J.P. Morgan Series Trust II
                International Opportunities Portfolio      .60%              .60%             1.20%
                Small Company Portfolio                    .60%              .55%             1.15%

       Neuberger & Berman Advisers Management Trust
                Partners Portfolio                         .86%              0                 .86%

       Strong Variable Insurance Funds, Inc.
                Growth Fund II                            1.00%              .20%             1.20%
       Strong Opportunity Fund II                         1.00%              .15%             1.15%



        National Life has agreed to reimburse a portion of the expenses of the Market Street Sentinel Growth Portfolio. Without this reimbursement, that Portfolio's the management fee, other expenses and total expenses would have been 0.50%, 0.85% and 1.35% respectively.



         Fidelity Investments agreed to reimburse a portion of the Index 500 Portfolios expenses during the period. Without this reimbursement, that Portfolio's management fee, other expenses and total expenses would have been 0.24%, 0.16% and 0.40% respectively.



         Strong Capital Management, Inc. agreed to reimburse a portion of the Growth Fund II Portfolio's expenses during the period. Without this reimbursement, that Fund's management fee, other expenses and total expenses would have been 1.00%, 1.00% and 2.00% respectively.



         J.P. Morgan Asset Management, Inc. agreed to reimburse a portion of the International Opportunities Portfolio's expenses and the Small Company Portfolio's expenses during the period. Without this reimbursement, the International Opportunities Portfolio's management fee, other expenses and total expenses would have been 0.60%, 3.65% and 4.25%, respectively, and the Small Company Portfolio's management fee, other expenses and total expenses would have been 0.60%, 3.21% and 3.81%, respectively.



         It is anticipated that these reimbursement arrangements will continue, but there are no legal obligations to continue these arrangements for any particular period of time; if they are terminated, the affected Portfolios' expenses may increase.


         Premium Tax Charge. A Premium Tax Charge will be deducted from each premium payment, to cover the cost of state and local premium taxes, and the federal DAC Tax. The charge is in an amount of 3.25% of each premium. For qualified employee benefit plans, the charge will be 2.00% of each premium rather than 3.25%. National Life reserves the right to change the amount of the charge deducted from future premiums if the applicable law is changed. (See "Premium Tax Charge," Page ____.)

         Monthly Deductions. On the Date of Issue and on each Monthly Policy Date thereafter, the Accumulated Value will be reduced by a Monthly Deduction equal to the sum of the monthly Cost of Insurance Charge, Monthly
Administrative Charge, and a charge for any additional benefits added by rider. The monthly Cost of Insurance Charge will be determined by multiplying the Net Amount at Risk (that is, the Unadjusted Death Benefit less Accumulated Value) by the applicable cost of insurance rate(s), which will depend upon the Issue Age, sex, and Rate Class of the Insured, the Duration and policy size band of the Policy, and on National Life's expectations as to future mortality and expense experience, but which will not exceed the guaranteed maximum cost of insurance rates set forth in the Policy based on the Insured's Attained Age, sex, Rate Class, and the "1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table." (See "Cost of Insurance," Page ____.) The Monthly Administrative Charge is currently $7.50. (See "Monthly Administrative Charge," Page ____.) Beginning with Policy Year 11, National Life will credit a Separate Account Enhancement under which the Monthly Deductions are reduced by 0.50% per annum of the Accumulated Value in the Separate Account. (See "Separate Account Enhancement," Page ____.) The Separate Account Enhancement is guaranteed.

         Surrender Charge. A Surrender Charge is imposed if the Policy is surrendered or lapses at any time before the end of the fifteenth Policy Year. The Surrender Charge consists of a Deferred Administrative Charge and a Deferred Sales Charge. (See "Surrender Charge," Page ____.)

         The Deferred Administrative Charge varies by Issue Age, and is based
on Initial  Face Amount.   Charges per $1,000 of this amount for sample Issue
Ages are shown below. After the first five Policy Years, it declines linearly by month until the end of Policy Year 15, when it becomes zero.

         Sample
         Issue Age                Charge per $1000 of Initial Face Amount
         ---------                ---------------------------------------
           0-5                                None
            10                               $0.50
            15                               $1.00
            20                               $1.50
          25-85                              $2.00

For Issue Ages not shown, the charge will increase by a ratable portion for each full year.

         The Deferred Sales Charge is calculated individually for each Policy, based on its Surrender Charge target premium. The Surrender Charge target premium is an annual amount, based on the Initial Face Amount, Issue Age, sex and Rate Class of the Insured, used solely for the purpose of calculating the Deferred Sales Charge. The Deferred Sales Charge is equal to the lesser of (a) 30% of the premiums received up to one Surrender Charge target premium, plus 10% of all premiums paid in excess of this amount but not greater than twice such amount, plus 9% of all premiums paid in excess of twice such amount, or
(b) an amount that during the first five Policy Years is equal to 50% of the Surrender Charge target premium and that then declines linearly by month through the end of the fifteenth Policy Year, when it becomes zero (or, if less, the maximum permitted under the New York nonforfeiture law).

     Daily Charge Against the Separate Account. A daily charge for National Life's assumption of certain mortality and expense risks incurred in connection with the Policy will be imposed at an annual rate which is currently 0.90% of the average daily net assets of the Separate Account. (See "Charges Against the Separate Account," Page ____.)

     Transfer Charge. Currently an unlimited number of transfers are permitted in each Policy Year without charge, and National Life has no current intent to impose a transfer charge in the foreseeable future; however, National Life reserves the right to impose in the future a charge of $25 for each transfer in excess of twelve transfers in any one Policy Year. (See "Transfer Charge," Page ____.)

     Withdrawal Charge. A charge equal to the lesser of 2% of the amount withdrawn or $25 will be deducted from each Withdrawal amount paid. (See "Withdrawal Charge," Page ____.)

     Projection Report Charge. National Life may impose a charge, not to exceed $25, for each projection report requested by the Owner. (See "Projection Report Charge, Page ___.)


     Other Charges. Shares of the Portfolios are purchased by the Separate Account at net asset value, which reflects management fees and expenses deducted from the assets of the Portfolios.

POLICY LAPSE AND REINSTATEMENT

   During the first five Policy Years, the Policy will not lapse if premiums in an amount at least equal to the Minimum Guarantee Premium have been paid, regardless of the amount of Cash Surrender Value. If, however, premiums paid are less than the Minimum Guarantee Premium, and the Cash Surrender Value on a Monthly Processing Date is insufficient to cover the Monthly Deduction then due, the Policy will lapse after a 61-day Grace Period unless a sufficient premium has been paid.

     An optional Guaranteed Death Benefit Rider is available which will guarantee that the Policy will not lapse prior to the Insured's Attained Age 70, or 20 years from the Date of Issue of the Policy if longer, regardless of investment performance, if the Minimum Guarantee Premium has been paid on a timely basis. (See "Optional Benefits - Guaranteed Death Benefit," Page ___.)

     Subject to certain conditions, including evidence of insurability satisfactory to National Life and the payment of a sufficient premium, a Policy may be reinstated at any time within five years (or such longer period as may be required in a particular state) after the beginning of the Grace Period. (See "Reinstatement," Page ____.)

LOAN PRIVILEGE

         After the first Policy Year, the Owner may obtain Policy loans in an amount not exceeding, in the aggregate, the Cash Surrender Value less three Monthly Deductions.

         Policy loans will bear interest at a fixed rate of 6% per year, payable at the end of each Policy Year. If interest is not paid when due, it will be added to the outstanding loan balance. Policy loans may be repaid at any time and in any amount. Policy loans outstanding when the Death Benefit becomes payable or the Policy is surrendered will be deducted from the proceeds otherwise payable.

         When a Policy loan is taken, Accumulated Value will be held in the General Account as Collateral for the Policy loan. Accumulated Value is taken from the Subaccounts of the Separate Account based on the instructions of the Owner at the time a loan is taken. If specific allocation instructions have not been received from the Owner, the Policy loan will be allocated to the Subaccounts based on the proportion that each Subaccount's value bears to the total Accumulated Value in the Separate Account. If the Accumulated Value in one or more of the Subaccounts is insufficient to carry out the Owner's instructions, the loan will not be processed until further instructions are received from the Owner. Accumulated Value will be taken from the non-loaned portion of the General Account as Collateral for a loan only to the extent that the Accumulated Value in the Separate Account is insufficient. This amount held in the General Account as Collateral will earn interest at an effective annual rate National Life will determine prior to each calendar year. This rate will not be less than 4%, and National Life will credit interest on non-loaned Accumulated Value in the General Account for Policies in Policy Year 11 and thereafter at rates which are 0.50% per annum higher than those that apply to non-loaned Accumulated Value in the General Account for Policies still in their first ten Policy Years. National Life also currently intends, but is not obligated to continue, to make preferred loans available on the later of the Insured's Attained Age 65 and the end of Policy Year 20, in limited amounts. For such Policy loans the amount held in the General Account as Collateral will be credited with interest at an annual rate of 6%. However, National Life is not obligated to continue to make preferred loans available, and will make such loans available in its sole discretion. (See "Loan Privileges," Page ____.)

         Depending upon the investment performance of Cash Surrender Value and the amount of a Policy loan, the loan may cause a Policy to lapse. If a Policy is not a Modified Endowment Contract, lapse of the Policy with Policy loans outstanding may result in adverse tax consequences. (See "Tax Treatment of Policy Benefits," Page ____.)

WITHDRAWAL OF CASH SURRENDER VALUE

         After the first Policy Anniversary, the Owner may, subject to certain restrictions, request a Withdrawal of Cash Surrender Value. The minimum amount for such Withdrawal is $500 (exceptions down to $100 may be made for employee benefit plans). The Withdrawal amount will be taken from the Subaccounts of the Separate Account based on instructions provided by the Owner at the time of the Withdrawal. If specific allocation instructions have not been received from the Owner, the Withdrawal will be allocated to the Subaccounts based on the proportion that the value in each account bears to the total Accumulated Value in the Separate Account. If the Accumulated Value in one or more Subaccounts is insufficient to carry out the Owner's instructions, the Withdrawal will not be processed until further instructions are received from the Owner. Withdrawal amounts will be taken from the General Account only to the extent that the Accumulated Value in the Separate Account is insufficient. If Death Benefit Option A is in effect, National Life will reduce the Face Amount by an amount equal to the lesser of (a) the amount of the withdrawal and
(b) the excess of the Face Amount divided by the applicable percentage over the Accumulated Value just after the withdrawal, but in any case not less than zero. (See "Withdrawal of Cash Surrender Value," Page ____.)

     A Withdrawal Charge will be deducted from the amount of each Withdrawal. (See "Charges and Deductions - Withdrawal Charge," Page ____.)

     If a requested Withdrawal would reduce the Face Amount below the Minimum Face Amount, the Withdrawal will not be allowed.

SURRENDER OF THE POLICY

         The Owner may at any time fully surrender the Policy and receive the Cash Surrender Value, if any. The Cash Surrender Value will equal the Accumulated Value less any Policy loan with accrued interest and any applicable Surrender Charge. (See "Surrender Privilege," Page ____.)

AVAILABLE AUTOMATED FUND MANAGEMENT FEATURES

     National Life currently offers, at no charge to Policyowners, two automated fund management programs, Dollar Cost Averaging and Portfolio Rebalancing. (For a description of these features, see "Contract Rights - Available Automated Fund Management Features," Page ____.)

TAX TREATMENT

         National Life believes (based upon Notice 88-128 and the proposed Regulations under Section 7702, issued on July 5, 1991) that a Policy issued on a standard Rate Class basis generally should meet the Section 7702 definition of a life insurance contract. With respect to a Policy issued on a substandard basis, there is insufficient guidance to determine if such a Policy would in all situations satisfy the Section 7702 definition of a life insurance contract, particularly if the Owner pays the full amount of premiums permitted under such a Policy. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, an Owner should not be deemed to be in constructive receipt of

Accumulated Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be completely excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not be taxed on these proceeds. (See "Tax Status of the Policy," Page ____.)

         Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the contract. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. (For further discussion on the circumstances under which a Policy will be treated as a Modified Endowment Contract, See "Tax Treatment of Policy Benefits," Page ____.)

         If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income. Moreover, loans will not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. (See "Distributions from Policies Not Classified as Modified Endowment Contracts," Page ____.)

UNISEX POLICIES

         Policies issued in conjunction with employee benefit plans provide for policy values which do not vary by the sex of the Insured. (See "Policies Issued in Conjunction with Employee Benefit Plans", Page ____.) Thus, references in this Prospectus to sex-distinct cost of insurance rates and any values that vary by the sex of the Insured are not applicable to Policies issued in conjunction with employee benefit plans. Illustrations of the effect of these unisex rates on premiums, Cash Surrender Values, and Death Benefits are available from National Life on request.

ILLUSTRATIONS OF DEATH BENEFITS, ACCUMULATED VALUE AND CASH SURRENDER VALUE

         Illustrations of how investment performance of the Separate Account may cause the Death Benefit, the Accumulated Value and the Cash Surrender Value to vary are included in Appendix A commencing on page A-1.

         These projections of hypothetical values may be helpful in understanding the long-term effects of different levels of investment performance, of charges and deductions, of electing one or the other death benefit option, and generally comparing and contrasting this Policy to other life insurance policies. Nonetheless, the illustrations are based on hypothetical investment rates of return and are not guaranteed. Illustrations are illustrative only and are not a representation of past or future performance. Actual rates of return may be more or less than those reflected in the illustrations and, therefore, actual values will be different from those illustrated.


             NATIONAL LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT,
                                 AND THE FUNDS.

NATIONAL LIFE INSURANCE COMPANY

         National Life, a mutual life insurance company chartered in 1848 under Vermont law, is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions. National Life assumes all insurance risks under the Policy and its assets support the Policy's benefits. On December 31, 1997, National Life's consolidated assets were over $8 billion. (See "Financial Statements," Page F-1.)

THE SEPARATE ACCOUNT

         The Separate Account was established by National Life on February 1, 1985 under the provisions of the Vermont Insurance Law. It is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies National Life may issue.

         The Separate Account's assets are the property of National Life. Each Policy provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account will not be chargeable with liabilities arising out of any other business that National Life may conduct. In addition to the net assets and other liabilities for the Policies, the Separate Account's net assets may in the future include amounts held to support other variable life insurance policies issued by National Life and amounts derived from expenses charged to the Policies by National Life which it currently holds in the Separate Account. From time to time these additional amounts will be transferred in cash by National Life to its General Account.

         The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust type of investment company. Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC. The Separate Account meets the definition of a "Separate Account" under Federal securities laws.


      Owners may choose among the Subaccount options described below. However, once the new Subaccounts which are expected to be made available on or before September 30, 1998 are made available, National Life will reserve the right to limit the number of different Subaccounts used in any one
Policy over its entire life to 17.



THE MARKET STREET FUND


         The Growth, Sentinel Growth, Aggressive Growth, Bond, Managed, International, and Money Market Subaccounts of the Separate Account invest in shares of The Market Street Fund, Inc., a "series" type of mutual fund which is registered with the SEC under the 1940 Act as a diversified open-end management investment company. The Market Street Fund currently issues seven "series" or classes of shares, each representing an interest in a separate portfolio within the Fund, and seven of which are purchased and redeemed by the corresponding Subaccounts of the Separate Account: the Growth Portfolio, the Sentinel Growth Portfolio, the Aggressive Growth Portfolio, the Bond Portfolio, the Managed Portfolio, the International Portfolio and the Money Market Portfolio. The Market Street Fund sells and redeems its shares at net asset value without a sales charge.


         The investment objectives of the Market Street Fund's Portfolios eligible for purchase by the Separate Account are set forth below. The investment experience of each of the Subaccounts of the Separate Account depends on the investment performance of the corresponding Portfolio. There is no assurance that any Portfolio will achieve its stated objective.


         The Growth Portfolio. The Growth Portfolio seeks intermediate and long-term growth of capital. A reasonable level of income is an important secondary objective. This Portfolio pursues its objectives by investing primarily in common stocks of companies believed to offer above-average growth potential over both the intermediate and the long term.


         The Sentinel Growth Portfolio. The Sentinel Growth Portfolio seeks long-term growth of capital through equity participation in companies having growth potential believed by its investment adviser to be more favorable than the U.S. economy as a whole, with a focus on relatively well-established companies.

         The Aggressive Growth Portfolio. The Aggressive Growth Portfolio seeks to achieve a high level of long-term capital appreciation by investing in securities of a diverse group of smaller emerging companies.

         The Bond Portfolio. The Bond Portfolio seeks to generate a high level of current income consistent with prudent investment risk by investing in a diversified portfolio of marketable debt securities.

         The Managed Portfolio. The Managed Portfolio seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments or a combination thereof.

         The International Portfolio. The International Portfolio seeks long-term growth of capital principally through investments in a diversified portfolio of marketable equity securities of established non-United States companies.

         The Money Market Portfolio. The Money Market Portfolio seeks to provide maximum current income consistent with capital preservation and liquidity by investing in high-quality money market instruments.


         With respect to the Growth, Sentinel Growth, Aggressive Growth,
Bond, Managed and Money Market Portfolios, the Market Street Fund is advised by Sentinel Advisors Company ("SAC"), which is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. SAC is a partnership whose partners are affiliates of National Life, Provident Mutual Life Insurance Company ("Provident Mutual"), and The Penn Mutual Life Insurance Company. National Life's affiliate is currently the managing partner of SAC and is entitled to the majority share of SAC's profit or loss.






     With respect to the International Portfolio, the Market Street Fund is advised by Providentmutual Investment Management Company ("PIMC"), which is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. PIMC has employed The Boston Company Asset Management, Inc. to provide investment advisory services in connection with the Portfolio.

   A full description of the Market Street Fund, its investment objectives and policies, its risks, expenses, and all other aspects of its operation is contained in the attached Prospectus for the Market Street Fund, which should be read together with this Prospectus.

VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II

     The Separate Account has four Subaccounts which invest exclusively in shares of Portfolios of the Variable Insurance Products Fund (the "VIP Fund") and two Subaccounts which invest exclusively in shares of Portfolios of Variable Insurance Products Fund II ("VIP II"). Like the Market Street Fund, the VIP Fund and the VIP II Fund are "series" type mutual funds registered with the SEC as diversified open-end management investment companies issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of the VIP Fund or the VIP II Fund.


     The Fidelity Equity-Income Subaccount, Fidelity Growth Subaccount, Fidelity High Income Subaccount, and Fidelity Overseas Subaccount of the Separate Account invest in shares of the Equity-Income Portfolio, Growth Portfolio, the High Income Portfolio, and the Overseas Portfolio, respectively, of the VIP Fund. The Fidelity Index 500 Subaccount and the Fidelity Contrafund Subaccount of the Separate Account invest in shares of the Index 500 Portfolio and the Contrafund Portfolio, respectively, of the VIP Fund II. Shares of these Portfolios are purchased and redeemed by the Separate Account at net asset value without a sales charge.


The investment objectives of the Portfolios of the VIP Fund and the VIP
Fund II in which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the corresponding Portfolio. There is no assurance that any Portfolio will achieve its stated objective.

     Equity-Income Portfolio. This Portfolio seeks reasonable income by investing primarily in income producing equity securities. In choosing these securities, the Equity-Income Portfolio considers the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard and Poor's 500 Composite Stock Price Index.

     Growth Portfolio. This Portfolio seeks to achieve capital appreciation. The Growth Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     High Income Portfolio. This Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The risks of investing in these high-yielding, high-risk securities is described in the attached Prospectus for the VIP Fund, which should be read carefully before investing.

     Overseas Portfolio. This Portfolio seeks long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for diversification by participating in companies and economies outside of the United States.

     Index 500 Portfolio. This portfolio seeks to match the total return of the Standard & Poors' Composite Index of 500 Stocks ("S&P 500") while keeping expenses low. This Portfolio normally invests at least 80% of its assets in equity securities of companies that compose the S&P 500.

     Contrafund Portfolio. This Portfolio seeks capital appreciation by investing primarily in companies that the Fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.


     The Equity-Income, Growth, High Income, and Overseas Portfolios of the VIP Fund and the Index 500 and Contrafund of the VIP Fund II are managed by Fidelity Management & Research Company ("FMR"). With respect to the Index 500 Portfolio, Bankers Trust Company currently serves as sub-advisor to the Portfolio and manages the Portfolio.

On behalf of Overseas Portfolio, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and Fidelity International Investment Advisors ("FIIA").

         A full description of the VIP Fund and the VIP II Fund, the investment objectives and policies of the Portfolios, the risks, expenses and all other aspects of their operation is contained in the attached Prospectuses for the VIP Fund and VIP II Fund.

ALGER AMERICAN FUND

   The Separate Account has two Subaccounts which invest exclusively in shares of Portfolios of the Alger American Fund. Like the Market Street Fund and the VIP Fund, the Alger American Fund is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of the Alger American Fund.


   The Alger Small Cap Subaccount and the Alger Growth Subaccount of the Separate Account invest in shares of the Alger American Small Capitalization Portfolio and the Alger American Growth Portfolio, respectively, of the Alger American Fund. Shares of these Portfolios are purchased and redeemed by the Separate Account at net asset value without a sales charge.


   The investment objectives of the Portfolios of the Alger American Fund in which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the corresponding Portfolio. There is no assurance that any Portfolio will achieve its stated objective.

   Alger American Small Capitalization Portfolio. This Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of less than $1 billion. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio.

   Alger American Growth Portfolio. This Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with a total market capitalization of $1 billion or greater. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio.


         The Alger American Small Capitalization Portfolio and the Alger American Growth Portfolio are managed by Fred Alger Management, Inc.





         A full description of the Alger American Fund, the investment objectives and policies of the Portfolios, the risks, expenses and all other aspects of their operation is contained in the attached Prospectus for the Alger American Fund.





   It is expected that the Portfolios described below from the American Century Variable Portfolios, Inc., the Goldman Sachs Variable Insurance Trust, the J.P. Morgan Series Trust II, the Neuberger & Berman Advisers Management Trust, and the Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund II, will be available under the Policies on or before September 30, 1998. National Life will supplement this Prospectus to disclose when these additional Funds are available.



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.



   The Variable Account has one Subaccount which is expected, as of a date on or before September 30, 1998, to invest exclusively in shares of the VP Value Portfolio, and one Subaccount which which is expected, as of a date on or before September 30, 1998, to invest exclusively in shares of VP Income & Growth Portfolio each of which are series of American Century Variable Portfolios, Inc. American Century Variable Portfolios, Inc. is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a portfolio of American Century Variable Portfolios, Inc.



   The American Century VP Value Subaccount and the American Century VP
Income & Growth Subaccount of the Variable Account will invest in shares of the VP Value portfolio and the VP Income & Growth portfolio, respectively, of the American Century Variable Portfolios, Inc. Shares of these Portfolios will be purchased and redeemed by the Variable Account at net asset value without a sales charge.



   The investment objectives of the Portfolios of American Century Variable Portfolios, Inc. in which the Subaccounts are expected to invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the underlying Portfolio. There is no assurance that either Portfolio will achieve its stated objective.



   VP Value. To seek long-term capital growth. Income is a secondary objective. The Portfolio will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.



   VP Income & Growth. To seek dividend growth, current income and capital appreciation. The Portfolio will seek to achieve its investment objective by investing in common stocks.



         The VP Value Portfolio and the VP Income & Growth Portfolio of the American Century Variable Portfolios, Inc. are managed by American Century Investment Management, Inc. A full description of these Portfolios, their investment objectives and policies, and the risks, expenses and all other aspects of their operation is contained in the attached Prospectuses for VP Value and VP Income & Growth.



GOLDMAN SACHS VARIABLE INSURANCE TRUST



The Variable Account has four Subaccounts which which are expected, as of a date on or before September 30, 1998, to invest exclusively in shares of the following four Portfolios of Goldman Sachs Variable Insurance Trust: the International Equity Fund, the Global Income Fund, the CORE Small Cap Equity Fund and the Mid Cap Equity Fund. Goldman Sachs Variable Insurance Trust is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of Goldman Sachs Variable Insurance Trust.



   The Goldman Sachs International Equity Subaccount, the Goldman Sachs
Global Income Subaccount, the Goldman Sachs CORE Small Cap Equity Subaccount and the Goldman Sachs Mid Cap Equity Subaccount will invest in shares of the the International Equity Fund, the Global Income Fund, the CORE Small Cap Equity and the Mid Cap Equity Fund, respectively, of Goldman Sachs Variable Insurance Trust. Shares of these Portfolios will be purchased and redeemed by the Variable Account at net asset value without a sales charge.



   The investment objectives of the Portfolios of Goldman Sachs Variable Insurance Trust which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the underlying Portfolio. There is no assurance that either Fund will achieve its stated objective.



   Goldman Sachs International Equity Fund. Seeks long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.



   Goldman Sachs Global Income Fund. Seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. The Portfolio invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and foreign currencies.



   Goldman Sachs CORE Small Cap Equity Fund. Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.



   Goldman Sachs Mid Cap Equity Fund. Seeks long-term capital appreciation primarily through investments in equity securities of companies with public stock market capitalizations of between $500 million and $10 billion at the time of investment.



         The International Equity and Global Income Funds are managed by Goldman Sachs Asset Management International, and the Core Small Cap Equity and Mid Cap Equity Funds are managed by Goldman Sachs Asset Management. A full description of the International Equity Fund, the Global Income Fund, the CORE Small Cap Equity Fund and the Mid Cap Equity Fund series of Goldman Sachs Variable Insurance Trust. Their investment objectives and policies, and the risks, expenses and all other aspects of their operation is contained in the attached Prospectuses for the Goldman Sachs Variable Insurance Trust.



J.P. MORGAN SERIES TRUST II



   The Variable Account has one Subaccount which is expected, as of a date on or before September 30, 1998, to invest exclusively in shares of the J.P. Morgan International Opportunities Portfolio, and one Subaccount which is expected, as of a date on or before September 30, 1998, to invest exclusively in shares of J.P. Morgan Small Company Portfolio, each of which are series of J.P. Morgan Series Trust II. J.P. Morgan Series Fund II is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of J.P. Morgan Series Trust II.



   The J.P. Morgan International Opportunities Subaccount and the J.P.
Morgan Small Company Subaccount of the Variable Account will invest in shares of the J.P. Morgan International Opportunities Portfolio and the J.P. Morgan Small Company Portfolio, respectively, of the J.P. Morgan Series Trust II. Shares of these Portfolios will be purchased and redeemed by the Variable Account at net asset value without a sales charge.



   The investment objectives of the J.P. Morgan Series Trust II Portfolios in which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the underlying Portfolio. There is no assurance that either Portfolio will achieve its stated objective.



   J.P. Morgan International Opportunities Portfolio. Seeks to provide a high total return from a portfolio comprised of equity securities of foreign corporations. The Portfolio is designed for investors with a long-term investment horizon who want to diversify their investments by adding international equities and take advantage of investment opportunities outside the U.S. As an international investment, the Portfolio is subject to foreign market, political, and currency risks.



   J.P. Morgan Small Company Portfolio. Seeks to provide a high total return from a portfolio comprised of equity securities of small companies. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations of less than $1 billion. The Portfolio is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of large companies.



         The J.P. Morgan International Opportunities Portfolio and the J.P. Morgan Small Company Portfolio of the J.P. Morgan Series Trust II are managed by J.P. Morgan Investment Management Inc. A full description of these Portfolios, their investment objectives and policies, and the risks, expenses and all other aspects of their operation is contained in the attached Prospectuses for the J.P. Morgan International Opportunities Portfolio and the J.P. Morgan Small Company Portfolio.



NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST



   The Variable Account has one Subaccount which is expected, as of a date on or before September 30, 1998, to invest exclusively in shares of the Partners Portfolio, a series of Neuberger & Berman Advisers Management Trust. Neuberger & Berman Advisers Management Trust is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of Neuberger & Berman Advisers Management Trust.



   The Neuberger & Berman Partners Subaccount of the Variable Account will invest in shares of the Partners Portfolio of Neuberger & Berman Advisers Management Trust. Shares of this Portfolio will be purchased and redeemed by the Variable Account at net asset value without a sales charge.



   The investment objectives of the Partners Portfolio are set forth below. The investment experience of each Subaccount depends upon the investment performance of the underlying Portfolio. There is no assurance that the Portfolio will achieve its stated objective.



   Partners Portfolio. To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Neuberger & Berman Advisers Management Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof.



         The Partners Portfolio of Neuberger & Berman Advisers Management Trust is managed by Neuberger & Berman Management Incorporated. A full description of this Portfolio, its investment objectives and policies, and the risks, expenses and all other aspects of its operation is contained in the attached Prospectus for the Partners Portfolio of Neuberger & Berman Advisers
Management Trust.



STRONG VARIABLE INSURANCE FUNDS, INC. AND STRONG OPPORTUNITY FUND II, INC.



   The Variable Account has one Subaccount which is expected, as of a date on or before September 30, 1998, to invest exclusively in shares of the Growth Fund II, a series of Strong Variable Insurance Funds, Inc., and one Subaccount which is expected, as of a date on or before September 30, 1998, to invest exclusively in shares of Strong Opportunity Fund II, Inc. Strong Variable Insurance Funds, Inc. is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund II is a single series mutual fund also registered with the SEC as a diversified open-end management investment company.



   The Strong Growth Subaccount and the Strong Opportunity Subaccount of the Variable Account will invest in shares of the Growth Fund II series of the Strong Variable Insurance Funds, Inc., and the Strong Opportunity Fund II, respectively. Shares of these Funds will be purchased and redeemed by the Variable Account at net asset value without a sales charge.



   The investment objectives of the Strong Funds in which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the underlying Fund. There is no assurance that either Portfolio will achieve its stated objective.



   Growth Fund II. This Portfolio seeks capital growth. It invests primarily in equity securities that the advisor believes have above-average growth prospects.



   Strong Opportunity Fund II, Inc. This Fund seeks capital appreciation through investments in a diversified portfolio of equity securities.



   The Growth Fund II series of Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund, Inc. are managed by Strong Capital Management, Inc.



   A full description of the Growth Fund II series of Strong Variable
Insurance Funds, Inc., and Strong Opportunity Fund, Inc. their investment objectives and policies, and the risks, expenses and all other aspects of their operation is contained in the attached Prospectuses for the Growth Fund II and Strong Opportunity Fund II, Inc.



RESOLVING MATERIAL CONFLICTS



         The participation agreements pursuant to which the Funds sell their shares to Subaccounts of the Separate Account contain varying provisions regarding termination. In general, each party may terminate a participation agreement at its option with specified advance written notice, and may also terminate in the event of specific regulatory or business developments.

         Should an agreement between National Life and a Fund terminate, the Subaccounts which invest in that Fund may not be able to purchase additional shares of such Fund. In that event, Owners will no longer be able to transfer Accumulated Values or allocate Net Premiums to Subaccounts investing in Portfolios of such Fund.

         Additionally, in certain circumstances, it is possible that a Fund or a Portfolio of a Fund may refuse to sell its shares to a Subaccount despite the fact that the participation agreement between the Fund and National Life has not been terminated. Should a Fund or Portfolio of such Fund decide not to sell its shares to National Life, National Life will not be able to honor requests by Owners to allocate cash values or net premiums to Subaccounts investing in shares of that Fund or Portfolio.


       The Funds are available to registered separate accounts of insurance companies, other than National Life, offering variable annuity and variable life insurance policies. As a result, there is a possibility that a material conflict may arise between the interests of Owners with Accumulated Value allocated to the Separate Account and the owners of life insurance policies and variable annuities issued by such other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds.

         In the event of a material conflict, National Life will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors or Trustees of the Funds intend to monitor events in order to identify any material conflicts that possibly may arise and to determine what action, if any, should be taken in response to those events or conflicts. See the individual Fund Prospectuses for more information.


         National Life has entered into or may enter into agreements with Funds pursuant to which the adviser or distributor pays National Life a fee based upon an annual percentage of the average net asset amount invested by National Life on behalf of the Separate Account and other separate accounts of National Life. These percentages may differ, and National Life may be paid a greater percentage by some investment advisers or distributors than other advisers or distributors. These agreements reflect administrative services provided by National Life.



         The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of mutual fund portfolios other than the Portfolios that may be managed by the investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.


  THE GENERAL ACCOUNT

         For information on the General Account, see page ____.

                   DETAILED DESCRIPTION OF POLICY PROVISIONS

   DEATH BENEFIT

       General. As long as the Policy remains in force, the Death Benefit of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the named Beneficiary in accordance with the designated Death Benefit Option, unless the claim is contestable in accordance with the terms of the Policy. The proceeds may be paid in cash or under one of the Settlement Options set forth in the Policy. (See "Payment of Policy Benefits," Page __.) The Death Benefit payable under the designated Death Benefit Option will be the Unadjusted Death Benefit under that Death Benefit Option, increased by any additional benefits and any dividend payable, and decreased by any outstanding Policy loan and accrued interest and any unpaid Monthly Deductions.

         Death Benefit Options.  The Policy provides two Death Benefit Options:
  Option A and Option B. The Owner designates the Death Benefit Option in the application and may change it as described in "Change in Death Benefit Option," Page ___.

     Option A. The Unadjusted Death Benefit is equal to the greater of (a) the Face Amount of the Policy and (b) the Accumulated Value on the Valuation Date on or next following the Insured's date of death multiplied by the specified percentage shown in the table below:

         Attained Age        Percentage                     Attained Age     Percentage
         ------------        ----------                     ------------     ----------
         40 and under        250%                           60               130%
            45               215%                           65               120%
            50               185%                           70               115%
            55               150%                           75  and over     105%

For Attained Ages not shown, the percentages will decrease by a ratable portion of each full year.

     Illustration of Option A -- For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no Policy loan outstanding.

     Under Option A, a Policy with a Face Amount of $200,000 will generally pay an Unadjusted Death Benefit of $200,000. The specified percentage for an Insured under Attained Age 40 on the Policy Anniversary prior to the date of death is 250%. Because the Unadjusted Death Benefit must be equal to or greater than 2.50 times the Accumulated Value, any time the Accumulated Value exceeds $80,000 the Unadjusted Death Benefit will exceed the Face Amount. Each additional dollar added to the Accumulated Value will increase the Unadjusted Death Benefit by $2.50. Thus, a 35 year old Insured with an Accumulated Value of $90,000 will have an Unadjusted Death Benefit of $225,000 (2.50 x $90,000, and an Accumulated Value of $150,000 will have an Unadjusted Death Benefit of $375,000 (2.50 x $150,000).

     Similarly, any time the Accumulated Value exceeds $80,000, each dollar taken out of the Accumulated Value will reduce the Unadjusted Death Benefit by $2.50. If at any time, however, the Accumulated Value multiplied by the specified percentage is less than the Face Amount, the Unadjusted Death Benefit will be the Face Amount of the Policy.

     Option B. The Unadjusted Death Benefit is equal to the greater of (a) the Face Amount of the Policy plus the Accumulated Value and (b) the Accumulated Value on the Valuation Date on or next following the Insured's date of death multiplied by the specified percentage shown in the table above.

     Illustration of Option B -- For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no Policy loan outstanding.

     Under Option B, a Policy with a face amount of $200,000 will generally pay an Unadjusted Death Benefit of $200,000 plus the Accumulated Value. Thus, for example, a Policy with a $50,000

Accumulated Value will have an Unadjusted Death Benefit of $250,000 ($200,000 plus $50,000). Since the specified percentage is 250%, the Unadjusted Death Benefit will be at least 2.50 times the Accumulated Value. As a result, if the Accumulated Value exceeds $133,333, the Unadjusted Death Benefit will be greater than the Face Amount plus the Accumulated Value. Each additional dollar added to the Accumulated Value above $133,333 will increase the Unadjusted Death Benefit by $2.50. An Insured with an Accumulated Value of $150,000 will have an Unadjusted Death Benefit of $375,000 (2.50 x $150,000), and an Accumulated Value of $200,000 will yield an Unadjusted Death Benefit of $500,000 (2.50 x $200,000). Similarly, any time the Accumulated Value exceeds $133,333, each dollar taken out of the Accumulated Value will reduce the Unadjusted Death Benefit by $2.50. If at any time, however, the Accumulated Value multiplied by the specified percentage is less than the Face Amount plus the Accumulated Value, the Unadjusted Death Benefit will be the Face Amount plus the Accumulated Value.

     Which Death Benefit Option to Choose. If an Owner prefers to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, the Owner should choose Option B. If an Owner is satisfied with the amount of the Insured's existing insurance coverage and prefers to have premium payments and favorable investment performance reflected to the maximum extent in the Accumulated Value, the Owner should choose Option A.

     Change in Death Benefit Option. After the first Policy Year, the Death Benefit Option in effect may be changed by sending National Life a written request. No charges will be imposed to make a change in the Death Benefit Option. The effective date of any such change will be the Monthly Policy Date on or next following the date National Life receives the written request. Only one change in Death Benefit Option is permitted in any one Policy Year.

     If the Death Benefit Option is changed from Option A to Option B, on the effective date of the change, the Death Benefit will not change and the Face Amount will be decreased by the Accumulated Value on that date. However, this change may not be made if it would reduce the Face Amount to less than the Minimum Face Amount.

     If the Death Benefit Option is changed from Option B to Option A, on the effective date of the change, the Death Benefit will not change and the Face Amount will be increased by the Accumulated Value on that date.

     A change in the Death Benefit Option may affect the Net Amount at Risk over time which, in turn, would affect the monthly Cost of Insurance Charge (see "Monthly Deductions," Page __). Changing from Option A to Option B will generally result in a Net Amount at Risk that remains level. Such a change will result in a relative increase in the Cost of Insurance Charges over time because the Net Amount at Risk will, unless the Unadjusted Death Benefit is based on the applicable percentage of Accumulated Value, remain level as cost of insurance rates increase over time, rather than the Net Amount at Risk decreasing as the Accumulated Value increases. Changing from Option B to Option A will, if the Accumulated Value increases, decrease the Net Amount at Risk over time, thereby potentially offsetting the effect of increases and over time in the cost of insurance rates.

     The effects of these Death Benefit Option changes on the Face Amount, Unadjusted Death Benefit and Net Amount at Risk can be illustrated as follows. Assume that a contract under Option A has a Face Amount of $500,000 and an Accumulated Value of $100,000 and, therefore, an Unadjusted Death Benefit of $500,000 and a Net Amount at Risk of $400,000 ($500,000 - $100,000). If the
Death Benefit Option is changed from Option A to Option B, the Face Amount will decrease from $500,000 to $400,000 and the Unadjusted Death Benefit and Net Amount at Risk would remain the same. Assume that a contract under Option B has a Face Amount of $500,000 and an Accumulated Value of $50,000 and, therefore, the Unadjusted Death Benefit is $550,000 ($500,000 + $50,000) and the Net Amount at Risk is $500,000 ($550,000 - $50,000). If the Death Benefit Option is changed from Option B to Option A, the Face Amount will increase to $550,000, and the Unadjusted Death Benefit and Net Amount at Risk would remain the same.

     If a change in the Death Benefit Option would result in cumulative premiums exceeding the maximum premium limitations under the Internal Revenue Code for life insurance, National Life will not effect the change.

     A change in the Death Benefit Option may have Federal income tax consequences. (See "Tax Treatment of Policy Benefits," Page ____).

     How the Death Benefit May Vary. The amount of the Death Benefit may vary with the Accumulated Value in the following circumstances. The Death Benefit under Option A will vary with the Accumulated Value whenever the specified percentage of Accumulated Value exceeds the Face Amount of the Policy. The Death Benefit under Option B will always vary with the Accumulated Value because the Unadjusted Death Benefit equals the greater of (a) the Face Amount plus the Accumulated Value and (b) the Accumulated Value multiplied by the specified percentage.


ABILITY TO ADJUST FACE AMOUNT

       Subject to certain limitations, an Owner may generally, at any time after the first Policy Year, increase or decrease the Policy's Face Amount by submitting a written application to National Life. The effective date of an increase will be the Monthly Policy Date on or next following National Life's approval of the request, and the effective date of a decrease is the Monthly Policy Date on or next following the date that National Life receives the written request. Employee benefit plan Policies may adjust the Face Amount even in Policy Year 1. An increase in Face Amount may have federal tax consequences. (See "Tax Treatment Of Policy Benefits," Page ___). The effect of changes in Face Amount on Policy charges, as well as other considerations, are described below.


       Increase. A request for an increase in Face Amount may not be for less than $25,000, or such lesser amount required in a particular state (except that the minimum for employee benefit plans is $2000). The Owner may not increase the Face Amount after the Insured's Attained Age 85. To obtain the increase, the Owner must submit an application for the increase and provide evidence satisfactory to National Life of the Insured's insurability.

       On the effective date of an increase, and taking the increase into account, the Cash Surrender Value must be equal to the Monthly Deductions then due. If the Cash Surrender Value is not sufficient, the increase will not take effect until the Owner makes a sufficient additional premium payment to increase the Cash Surrender Value.

       An increase in the Face Amount will generally affect the total Net Amount at Risk which will increase the monthly Cost of Insurance Charges. In addition, the Insured may be in a different Rate Class as to the increase in insurance coverage. An increase in premium payment or frequency may be appropriate after an increase in Face Amount. (See "Cost of Insurance," Page ___).

         Decrease. The amount of the Face Amount after a decrease cannot be less than 75% of the largest Face Amount in force at any time in the twelve months immediately preceding National Life's receipt of the request. The Face Amount after any decrease may not be less than the Minimum Face Amount, which is generally currently $50,000. To the extent a decrease in the Face Amount could result in cumulative premiums exceeding the maximum premium limitations applicable for life insurance under the Internal Revenue Code, National Life will not effect the decrease.

       A decrease in the Face Amount generally will decrease the total Net Amount at Risk, which will decrease an Owner's monthly Cost of Insurance Charges.

       For purposes of determining the Cost of Insurance Charge, any decrease in the Face Amount will reduce the Face Amount in the following order: (a) the increase in Face Amount provided by the most recent increase; (b) the next most recent increases, in inverse chronological order; and (c) the Initial Face Amount.

HOW THE DURATION OF THE POLICY MAY VARY

         The Policy will remain in force as long as the Cash Surrender Value of the Policy is sufficient to pay the Monthly Deductions and the charges under the Policy. When the Cash Surrender Value is insufficient to pay the charges and the Grace Period expires without an adequate premium payment by the Owner, the Policy will lapse and terminate without value. Notwithstanding the foregoing, during the first five Policy Years the Policy will not lapse if, as of the Monthly Policy Date that the Cash Surrender Value of the Policy first becomes insufficient to pay the charges, the Minimum Guarantee Premium has been paid. The Owner has certain rights to reinstate the Policy, if it should lapse. (See "Reinstatement," Page ___).

          In addition, an optional Guaranteed Death Benefit Rider is available which will guarantee that the Policy will not lapse prior to age 70, or 20 years from the Date of Issue of the Policy, if longer, regardless of investment performance, if the Minimum Guarantee Premium has been paid as of each Monthly Policy Date.

ACCUMULATED VALUE

         The Accumulated Value is the total amount of value held under the Policy at any time. It is equal to the sum of the Policy's values in the Separate Account and the General Account. The Accumulated Value minus any applicable Surrender Charge, and minus any outstanding Policy loans and accrued interest, is equal to the Cash Surrender Value. There is no guaranteed minimum for the portion of the Accumulated Value in any of the Subaccounts of the Separate Account and, because the Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

         The Accumulated Value and Cash Surrender Value will reflect the Net Premiums paid, investment performance of the chosen Subaccounts of the Separate Account, the crediting of interest on non-loaned Accumulated Value in the General Account and amounts held as Collateral in the General Account, any transfers, any Withdrawals, any loans, any loan repayments, any loan interest paid, and charges assessed in connection with the Policy.

         Determination of Number of Units for the Separate Account. Amounts allocated, transferred or added to a Subaccount of the Separate Account under a Policy are used to purchase units of that Subaccount; units are redeemed when amounts are deducted, transferred or withdrawn. The number of units a Policy has in a Subaccount equals the number of units purchased minus the number of units redeemed up to such time. For each Subaccount, the number of units purchased or redeemed in connection with a particular transaction is determined by dividing the dollar amount by the unit value.

         Determination of Unit Value. The unit value of a Subaccount is equal to the unit value on the immediately preceding Valuation Day multiplied by the Net Investment Factor for that Subaccount on that Valuation Day.

         Net Investment Factor. Each Subaccount of the Separate Account has its own Net Investment Factor. The Net Investment Factor measures the daily investment performance of the Subaccount. The factor will increase or decrease, as appropriate, to reflect net investment income and capital gains or losses, realized and unrealized, for the securities of the underlying portfolio or series.

         The asset charge for mortality and expense risks will be deducted in determining the applicable Net Investment Factor. (See "Charges and Deductions
- Mortality and Expense Risk Charge," Page __).

         Calculation of Accumulated Value. The Accumulated Value is determined first on the Date of Issue and thereafter on each Valuation Day. On the Date of Issue, the Accumulated Value will be the Net Premiums received, plus any earnings prior to the Date of Issue, less any Monthly Deductions due on the Date of Issue. On each Valuation Day after the Date of Issue, the Accumulated Value will be:

         (1) The aggregate of the values attributable to the Policy in the Separate Account, determined by multiplying the number of units the Policy has in each Subaccount of the Separate Account by such Subaccount's unit value on that date; plus

         (2) The value attributable to the Policy in the General Account (See "The General Account," Page ___).

PAYMENT AND ALLOCATION OF PREMIUMS

         Issuance of a Policy. In order to purchase a Policy, an individual must make application to National Life through a licensed National Life agent who is also a registered representative of Equity Services, Inc. ("ESI") or a broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer. If the Minimum Initial Premium is not submitted with the application, it must be submitted when the Policy is delivered. The Minimum Face Amount of a Policy under National Life's rules is generally $50,000; however, exceptions may be made for employee benefit plans.

         National Life reserves the right to revise its rules from time to time to specify a different Minimum Face Amount for subsequently issued policies. A Policy will be issued only on Insureds who have an Issue Age of 85 or less and who provide National Life with satisfactory evidence of insurability. Acceptance is subject to National Life's underwriting rules. National Life reserves the right to reject an application for any reason permitted by law. (See "Distribution of Policies," Page ___.)

         From the time the application for a Policy is signed until the time the Policy is issued, an applicant can, subject to National Life's underwriting rules, obtain temporary insurance protection, pending issuance of the Policy, by answering "no" to the Health Questions of the Receipt & Temporary Life Insurance Agreement and submitting (a) a complete Application including any medical questionnaire required, and (b) payment of the Minimum Initial Premium. The Minimum Initial Premium will equal two times the Minimum Monthly Premium.

         The amount of coverage under the Receipt & Temporary Life Insurance Agreement is the lesser of the Face Amount applied for or $1,000,000 ($100,000 in the case of proposed Insureds age 70 or over). Coverage under the agreement will end on the earliest of (a) the 90th day from the date of the agreement; (b) the date that insurance takes effect under the Policy; (c) the date a policy, other than as applied for, is offered to the Applicant;
  (d) five days from the date National Life mails a notice of termination of coverage; (e) the time the Applicant first learns that the Company has terminated the temporary life insurance; or (f) the time the Applicant withdraws the application for life insurance.

           National Life will offer a one time credit on conversions of eligible National Life term insurance policies to a VariTrak Policy. If the term policy being converted has been in force for at least twelve months, the amount of the credit is equal to 12% of a target amount used to determine commission payments. If the term policy being converted has been in force for less than twelve months, the credit will be prorated based on the number of months the term policy has been outstanding at the time of conversion. For GRT term policies, the credit will be 18% of the target amount used to determine commission payments if the GRT term policy has been in force for at least two years but not more than five years. For GRT term policies in force for less than two years, the credit is 0.5% per month for each month in the first year, and 1.0% per month for each month in the second year. For
  GRT policies in force more than five years, the credit decreases from 18% by 0.5% for each month beyond five years, until it becomes zero at the end of year eight.

           The amount of the credit will be added to the initial premium payment, if any, submitted by the Policy Owner converting the term policy, and will be treated as part of the Initial Premium for the Policy. Thus, the credit will be included in premium payments for purposes of calculating and deducting the Premium Tax Charge. If the Policy is surrendered, the credit will not be recaptured by National Life. The amount of the credit will not be included for purposes of calculating agent compensation for the sale of the Policy.

           National Life will also offer a one time credit to Home Office employees who purchase a VariTrak Policy, as both Owner and Insured. This one time credit is calculated differently from the credit described above; in particular, the amount of the credit will be 50% of the target premium used in the calculation of commissions on the Policy. Otherwise, the credit will be treated in the same manner as the credit described above.

         Amount and Timing of Premiums. Each premium payment must be at least $50. Subject to certain limitations described below, an Owner has considerable flexibility in determining the amount and frequency of premium payments.

         At the time of application, each Owner will select a Planned Periodic Premium schedule, based on a periodic billing mode of annual, semi-annual, or quarterly payments. The Owner may request National Life to send a premium reminder notice at the specified interval. The Owner may change the Planned Periodic Premium frequency and amount. Also, under a "Check-O-Matic" plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source, rather than being "billed." National Life may allow, in certain situations, Check-O-Matic payments of less than $50. National Life reserves the right to require that Check-O-Matic be set up for at least the Minimum Monthly Premium.

         The Owner is not required to pay the Planned Periodic Premiums in accordance with the specified schedule. The Owner may pay premiums in any amount (subject to the $50 minimum and the limitations described in the next section), frequency and time period. Payment of the Planned Periodic Premiums will not, however, guarantee that the Policy will remain in force (except that if such premiums are at least equal to the Minimum Guarantee Premium, then the Policy will remain in force for at least 5 years, or for the period covered by the Guaranteed Death Benefit Rider if such Rider is purchased). Instead, the duration of the Policy depends upon the Policy's Cash Surrender Value.

  Thus, even if Planned Periodic Premiums are paid, the Policy will lapse whenever the Cash Surrender Value is insufficient to pay the Monthly Deductions and any other charges under the Policy and if a Grace Period expires without an adequate payment by the Owner (unless the Policy is in its first five years, or the Guaranteed Death Benefit Rider has been purchased and remains applicable, in either case so long as the Minimum Guarantee Premium has been paid).

       Any payments made while there is an outstanding Policy loan will be applied as premium payments rather than loan repayments, unless National Life is notified in writing that the amount is to be applied as a loan repayment.

         Higher premium payments under Death Benefit Option A, until the applicable percentage of Accumulated Value exceeds the Face Amount, will generally result in a lower Net Amount at Risk, and lower Cost of Insurance Charges against the Policy. Conversely, lower premium payments in this situation will result in a higher Net Amount at Risk, which will result in higher Cost of Insurance Charges under the Policy.

         Under Death Benefit Option B, until the applicable percentage of Accumulated Value exceeds the Face Amount plus the Accumulated Value, the level of premium payments will not affect the Net Amount at Risk. (However, both the Accumulated Value and Death Benefit will be higher if premium payments are higher, and lower if premium payments are lower.)

         Under either Death Benefit Option, if the Unadjusted Death Benefit is the applicable percentage of Accumulated Value, then higher premium payments will result in a higher Net Amount at Risk, and higher Cost of Insurance Charges. Lower premium payments will result in a lower Net Amount at Risk, and lower Cost of Insurance Charges.

         Premium Limitations. With regard to a Policy's inside build-up, the Internal Revenue Code of 1986 (the "Code") provides for exclusion of the Unadjusted Death Benefit from gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a Policy exceed such limits. If at any time a premium is paid which would result in total premiums exceeding such limits, National Life will only accept that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy. The excess will be promptly refunded, and in the cases of premiums paid by check, after such check has cleared. If there is an outstanding loan on the Policy, the excess may instead be applied as a loan repayment. Even if total premiums were to exceed the maximum premium limitations established by the Code, the excess of
  (a) a Policy's Unadjusted Death Benefit over (b) the Policy's Cash Surrender Value plus outstanding Policy loans and accrued interest, would still be excludable from gross income under the Code.

         The maximum premium limitations set forth in the Code depend in part upon the amount of the Unadjusted Death Benefit at any time. As a result, any Policy changes which affect the amount of the Unadjusted Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations. To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, National Life will not effect such change. (See "Federal Income Tax Considerations," Page ___).

         Unless the Insured provides satisfactory evidence of insurability, National Life reserves the right to limit the amount of any premium payment if it increases the Unadjusted Death Benefit more than it increases the Accumulated Value.

         Allocation of Net Premiums. The Net Premium equals the premium paid less the Premium Tax Charge. In the application for the Policy, the Owner will indicate how Net Premiums should be allocated among the Subaccounts of the Separate Account and/or the General Account. These allocations may be changed at any time by the Owner by written notice to National Life at its Home Office, or if the telephone transaction privilege has been elected, by telephone instructions (See "Telephone Transaction Privilege," Page ___).
  The percentages of each Net Premium that may be allocated to any Subaccount must be in whole numbers of not less than 5%, and the sum of the allocation percentages must be 100%. Except in the circumstances described in the following paragraph, National Life will allocate the Net Premiums as of the Valuation Date it receives such premium at its Home Office, based on the allocation percentages then in effect.


         Any portion of the Initial Premium and any subsequent premiums received by National Life before National Life receives at its Home Office a signed delivery receipt for the Policy (or other evidence satisfactory to National Life that delivery has been completed) and for a 10 day period beginning with the date of such delivery, which are to be allocated to the Separate Account will be allocated to the Money Market Subaccount. On the first Valuation Date at or after the end of such period, National Life will allocate the amount in the Money Market Subaccount to each of the Subaccounts selected in the application based on the proportion that the allocation percentage set forth in the application for such Subaccount bears to the sum of the Separate Account premium allocation percentages then in effect.


         For example, assume a Policy was issued with Net Premiums to be allocated 25% to the Managed Subaccount, 25% to the Bond Subaccount and 50% to the General Account. During the period stated above, 50% (25% + 25%) of the Net Premiums will be allocated to the Money Market Subaccount. At the end of such period, 50% (25% / 50%) of the amount in the Money Market Subaccount will be transferred to the Managed Subaccount and 50% to the Bond Subaccount.

         The values of the Subaccounts will vary with their investment experience and the Owner bears the entire investment risk. Owners should periodically review their allocation percentages in light of market conditions and the Owner's overall financial objectives.

         Transfers. The Owner may transfer the Accumulated Value between and among the Subaccounts of the Separate Account and the General Account by making a written transfer request to National Life, or if the telephone transaction privilege has been elected, by telephone instructions to National Life (See "Telephone Transaction Privilege," Page ___). Transfers between and among the Subaccounts of the Separate Account and the General Account are made as of the Valuation Day that the request for transfer is received at the Home Office. The Owner may, at any time, transfer all or part of the amount in one of the Subaccounts of the Separate Account to another Subaccount and/or to the General Account. (For transfers from the General Account to the Separate Account, see "Transfers from General Account," Page ___).

           Currently an unlimited number of transfers is permitted without charge, and National Life has no current intent to impose a transfer charge in the foreseeable future. However, National Life reserves the right, upon prior notice to Policy Owners, to change this policy so as to deduct a $25 transfer charge from each transfer in excess of the twelfth transfer during any one Policy Year. All transfers requested during one Valuation Period are treated as one transfer transaction. If a transfer charge is adopted in the future, transfers resulting from Policy loans, the exercise of Special Transfer Rights (see "Policy Rights - Special Transfer Rights, Page ____), and the reallocation from the Money Market Subaccount following the 10-day period after the Date of Issue, will not be subject to a transfer charge and will not count against the five free transfers in any Policy Year. Under present law, transfers are not taxable transactions.

         Policy Lapse. The failure to make a premium payment will not itself cause a Policy to lapse. Lapse will only occur when the Cash Surrender Value is insufficient to cover the Monthly Deductions and other charges under the Policy and the Grace Period expires without a sufficient payment. During the first five Policy Years, the Policy will not lapse so long as the Minimum Guarantee Premium has been paid.

     In addition, if the Owner has elected at issue the Guaranteed Death Benefit Rider, and has paid the Minimum Guarantee Premium as of each Monthly Policy Date, the Policy will not lapse prior to the Insured's Attained Age 70, or 20 years from the Date of Issue of the Policy if longer, regardless of whether the Cash Surrender Value is sufficient to cover the Monthly Deductions. See "Optional Benefits - Guaranteed Death Benefit, Page ___)."

         The Policy provides for a 61-day Grace Period that is measured from the date on which notice is sent by National Life. The Policy does not lapse, and the insurance coverage continues, until the expiration of this Grace Period. In order to prevent lapse, the Owner must during the Grace Period make a premium payment equal to the sum of any amount by which the past Monthly Deductions have been in excess of Cash Surrender Value, plus three times the Monthly Deduction due the date the Grace Period began. The notice sent by National Life will specify the payment required to keep the Policy in force. Failure to make a payment at least equal to the required amount within the Grace Period will result in lapse of the Policy without value.

         Reinstatement. A Policy that lapses without value may be reinstated at any time within five years (or longer period required in a particular state) after the beginning of the Grace Period by submitting evidence of the Insured's insurability satisfactory to National Life and payment of an amount sufficient to provide for two times the Monthly Deduction due on the date the Grace Period began plus three times the Monthly Deduction due on the effective date of reinstatement, which is, unless otherwise required by state law, the Monthly Policy Date on or next following the date the reinstatement application is approved. Upon reinstatement, the Accumulated Value will be based upon the premium paid to reinstate the Policy and the Policy will be reinstated with the same Date of Issue as it had prior to the lapse. Neither the five year no lapse guarantee nor the Death Benefit Guarantee Rider may be reinstated.

     Specialized Uses of the Policy. Because the Policy provides for an accumulation of cash value as well as a death benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of Subaccounts to which Policy Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Accumulated Value or Cash Surrender Value to fund the purpose for which the Policy was purchased. Withdrawals and Policy loans may significantly affect current and future Accumulated Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Subaccount investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. (See "Federal Income Tax Considerations," Page __.)

         For Policies that are intended to be used in STEP plans, prospective purchasers should be aware that there is a risk that the intended tax consequences of such a plan may not be realized. In two audits, the Internal Revenue Service has proposed tax treatment less advantageous than intended, and those matters are currently in litigation. The plans under audit may have considerable differences from those a prospective Policy Owner may be considering, and the litigation regarding such plans may or may not be controlling with respect to STEP Plans of prospective Policy Owners. National Life does not guarantee any particular tax consequences of any use of the Policies, including but not limited to use in STEP Plans, and recommends that prospective purchases of Policies seek independent tax advice with respect to applications in which particular tax consequences are sought.


                             CHARGES AND DEDUCTIONS


         Charges will be deducted in connection with the Policy to compensate National Life for (a) providing the insurance and other benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain mortality and other risks in connection with the Policy; and (d) incurring expenses in distributing the Policy including costs associated with printing prospectuses and sales literature and sales compensation. National Life may realize a profit from any charges. Any such profit may be used for any purpose including payment of distribution expenses.


PREMIUM TAX CHARGE

         A deduction of 3.25% of the premium will be made from each premium payment prior to allocation of Net Premiums, to cover state premium taxes and the federal DAC Tax. For qualified employee benefit plans, the deduction will be 2.0% of each premium rather than 3.25%.


     The federal DAC Tax is a tax attributable to certain "policy acquisition expenses" under Internal Revenue Code Section 848. Section 848 in effect accelerates the realization of income National Life receives from the Policies, and therefore the payment of federal income taxes on that income. The economic consequence of Section 848 is, therefore, an increase in the tax burden borne by National Life that is attributable to the Policies.

SURRENDER CHARGES

         A Surrender Charge, which consists of a Deferred Administrative Charge and a Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the fifteenth Policy Year.


         Deferred Administrative Charge. The Deferred Administrative Charge varies by Issue Age, and is based on Initial Face Amount. After the first five Policy Years, it declines linearly by Policy Month until the end of Policy Year 15, when it becomes zero. Charges per $1,000 of Face Amount for sample Issue Ages are shown below:

         Sample
         Issue Age                Charge per $1000 of Initial Face Amount
         ---------                ---------------------------------------
           0-5                                None
            10                               $0.50
            15                               $1.00
            20                               $1.50
          25-85                              $2.00

       For Issue Ages not shown, the charge will increase by a ratable portion for each full year. The Deferred Administrative Charge has been designed to cover actual expenses for the issue and underwriting of Policies, and is not intended to produce a profit.

         Deferred Sales Charge. The Deferred Sales Charge will not exceed the Maximum Deferred Sales Charge specified in the Policy. During Policy Years 1 through 5, this maximum equals 50% of the Surrender Charge target premium (which is an amount, based on the Initial Face Amount, Issue Age, sex and Rate Class of the Insured, used solely for the purpose of calculating the Deferred Sales Charge) for the Face Amount. Thereafter, the 50% declines linearly by month through the 180th month, after which it is zero. The Maximum Deferred Sales Charge will also be subject to the maximum imposed by New York State law, where applicable. The Deferred Sales Charge actually imposed will equal the lesser of this maximum and an amount equal to 30% of the premiums actually received up to one Surrender Charge target premium, plus 10% of all premiums paid in excess of this amount but not greater than twice this amount, plus 9% of all premiums paid in excess of twice this amount.

                 To illustrate the calculation of a Policy's Surrender Charge, assume that the Policy is issued to a male nonsmoker, Issue Age 45, with a Face Amount of $100,000. Assume that the Surrender Charge target premium ("SCTP") is $1,652, the initial Maximum Deferred Sales Charge is $826 (50% of $1,652) and the Insured pays annual premiums of $1,500 at the beginning of each Policy Year. This example will illustrate surrenders in the first five Policy Years and in the first month of the eighth Policy Year.

                 Deferred Administrative Charge. The Deferred Administrative Charge for the first five Policy Years is $200. This is calculated by applying the charge of $2.00 per $1,000 of Face Amount for Issue Age 45 from the schedule above to the Face Amount of $100,000 ($2.00 x (100,000/1,000)). The Deferred
                 Administrative Charge reduces linearly by Policy Month in Policy Years 6 through 15. Linear reduction is equivalent to a reduction each month of 1/121st of the initial charge. For example, the Deferred Administrative Charge in the first month of the eighth Policy Year (the 25th month after the end of the 5th Policy Year) will be $158.68 ($200 - ($200 x (25/121)).
                 After
                 completion of the 15th Policy Year, the Deferred Administrative Charge is zero. The schedule of Deferred Administrative Charges in effect for the first fifteen Policy Years is shown in the Policy.


                 Deferred Sales Charge. The Deferred Sales Charge is the lesser of the Maximum Deferred Sales Charge and an amount calculated based on the Insured's actual premium payments.
                 The Maximum Deferred Sales Charge in effect for the first five Policy Years is $826. The Maximum Deferred Sales Charge reduces linearly by month in Policy Years 6 through 15.
                 Linear reduction is equivalent to a reduction each month of 1/121st of the initial charge. For example, the Maximum Deferred Sales Charge in the first month of the 8th Policy Year (the 25th month after the end of the 5th Policy Year) will be $655.34 ($826 - ($826 x (25/121))). After the completion of the 15th Policy Year, the Maximum Deferred Sales Charge is $0. The schedule of Maximum Deferred Sales Charges in effect for the first fifteen Policy Years is shown in the Policy.


                 The Maximum Deferred Sales Charge is compared to an amount calculated as a function of premiums actually paid and the SCTP. The amount is calculated as the sum of 30% of premiums paid up to the first SCTP ($1,652), 10% of premiums paid in excess of the first SCTP but not more than two SCTP's (from $1,653 to $3,304), and 9% of premiums paid in excess of two SCTP's (above $3,304). As an example, the calculated amounts in Policy Years 1 through 5 and Policy Year 8 would be as follows:




-------------------------------------------------------------------------------------------------------------
                                                  Amount at 10%
 Policy    Cumulative    Amount at 30%            (From $1,653              Amount at 9%
 Year      Premiums      (Below $1,652)           to $3,304)                (Above $3,304)          Total
-------------------------------------------------------------------------------------------------------------
1          $ 1,500       $1,500x.30=$450.00                     -                          -        $  450.00
-------------------------------------------------------------------------------------------------------------

2          $ 3,000       $1,652x.30=$495.60       $1,348x.10=$134.80                       -        $  630.40
-------------------------------------------------------------------------------------------------------------

3          $ 4,500       $1,652x.30=$495.60       $1,652x.10=$165.20        $1,196x.09=$107.64      $  768.44
-------------------------------------------------------------------------------------------------------------

4          $ 6,000       $1,652x.30=$495.60       $1,652x.10=$165.20        $2,696x.09=$242.64      $  903.44
-------------------------------------------------------------------------------------------------------------

5          $ 7,500       $1,652x.30=$495.60       $1,652x.10=$165.20        $4,196x.09=$377.64      $1,038.44
-------------------------------------------------------------------------------------------------------------

8          $12,000       $1,652x.30=$495.60       $1,652x.10=$165.20        $8,696x.09=$782.64      $1,443.44
-------------------------------------------------------------------------------------------------------------

                 The total calculated amount would be compared to the Maximum Deferred Sales Charge to determine the applicable Deferred Sales Charge. For example, the Deferred Sales Charge in the first five years would be the following:

-------------------------------------------------------------------------------------------------------------
                            (A)                      (B)
-------------------------------------------------------------------------------------------------------------
                                               Maximum Deferred           Deferred Sales Charge
  Policy Year      Calculated Amount           Sales Charge               (Lesser of (A) and (B)
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
      1                $  450.00                  $826.00                       $450.00
-------------------------------------------------------------------------------------------------------------
      2                $  630.40                  $826.00                       $630.40
-------------------------------------------------------------------------------------------------------------
      3                $  768.44                  $826.00                       $768.44
-------------------------------------------------------------------------------------------------------------
      4                $  903.44                  $826.00                       $826.00
-------------------------------------------------------------------------------------------------------------
      5                $1,038.44                  $826.00                       $826.00
-------------------------------------------------------------------------------------------------------------




                 In this example, the charge based on SCTP is less than the Maximum Deferred Sales Charge until the fourth Policy Year. Thereafter, the Maximum Deferred Sales Charge is less than the charge based on SCTP. For example, the Deferred Sales Charge in the first month of the eighth Policy Year will be the Maximum Deferred Sales Charge of $655.34 (calculated above) since this is less than $1,443.44 (the calculated amount based on premiums paid).

MONTHLY DEDUCTIONS

     Charges will be deducted from the Accumulated Value on the Date of Issue and on each Monthly Policy Date. The Monthly Deduction consists of three components - (a) the Cost of Insurance Charge, (b) the Monthly Administrative Charge, and (c) the cost of any additional benefits provided by Rider. Because portions of the Monthly Deduction, such as the Cost of Insurance Charge, can vary from Policy Month to Policy Month, the Monthly Deduction may vary in amount from Policy Month to Policy Month. The Monthly Deduction will be deducted on a pro rata basis from the Subaccounts of the Separate Account and the General Account, unless the Owner has elected at the time of application, or later requests in writing, that the Monthly Deduction be made from the Money Market Subaccount. If a Monthly Deduction cannot be made from the Money Market Subaccount, where that has been elected, the amount of the deduction in excess of the Accumulated Value available in the Money Market Subaccount will be made on a pro rata basis from Accumulated Value in the Subaccounts of the Separate Account and the General Account.

         Cost of Insurance Charge. Because the Cost of Insurance Charge depends upon several variables, the cost for each Policy Month can vary. National Life will determine the monthly Cost of Insurance Charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at Risk for each Policy Month.

         The Net Amount at Risk on any Monthly Policy Date is the amount by which the Unadjusted Death Benefit on that Monthly Policy Date, adjusted by a factor, exceeds the Accumulated Value. This factor is 1.00327234, and is used to reduce the Net Amount at Risk, solely for purposes of computing the Cost of Insurance Charge, by taking into account assumed monthly earnings at an annual rate of 4%.

The Net Amount at Risk is determined separately for the Initial Face Amount and any increases in Face Amount. In determining the Net Amount at Risk for each increment of Face Amount, the Accumulated Value is first considered part of the Initial Face Amount. If the Accumulated Value exceeds the Initial Face Amount, it is considered as part of any increases in Face Amount in the order such increases took effect.

         A cost of insurance rate is also determined separately for the Initial Face Amount and any increases in Face Amount. In calculating the Cost of Insurance Charge, the rate for the Rate Class on the Date of Issue is applied to the Net Amount at Risk for the Initial Face Amount. For each increase in Face Amount, the rate for the Rate Class applicable to the increase is used. If, however, the Unadjusted Death Benefit is calculated as the Accumulated Value times the specified percentage, the rate for the Rate Class for the Initial Face Amount will be used for the amount of the Unadjusted Death Benefit in excess of the total Face Amount.

         Any change in the Net Amount at Risk will affect the total Cost of Insurance Charges paid by the Owner.

         Cost of Insurance Rate. The guaranteed maximum cost of insurance rates are set forth in the Policy, and will depend on the Insured's Attained Age, sex, Rate Class, and the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Table. For Policies issued in conjunction with employee benefit plans, the guaranteed maximum cost of insurance rate will depend on the Insured's Attained Age, Rate Class and the 1980 Commissioners Standard Ordinary Mortality Tables NB and SB. The actual cost of insurance rates used ("current rates") will depend on the Insured's Issue Age, sex, and Rate Class, as well as the Policy's Duration and size. Generally, the current cost of insurance rates for a given Attained Age will be less than for an Insured whose Policy was issued more than 10 years ago, than for an Insured whose Policy was issued less than 10 years ago, other factors being equal. National Life periodically reviews the adequacy of its current cost of insurance rates and may adjust their level. However, they will never exceed guaranteed maximum cost of insurance rates. Any change in the current cost of insurance rates will apply to all persons of the same Issue Age, sex, and Rate Class, and with Policies of the same Duration and size.

          Policies may also be issued on a guaranteed issue basis, where no medical underwriting is required prior to issuance of a Policy. Current cost of insurance rates for Policies issued on a guaranteed issue basis may be higher than current cost of insurance rates for healthy Insureds who undergo medical underwriting.

         Rate Class. The Rate Class of the Insured will affect the guaranteed and current cost of insurance rates. National Life currently places Insureds into preferred nonsmoker, standard nonsmoker, smoker, juvenile classes, and substandard classes. Smoker, juvenile, and substandard classes reflect higher mortality risks. In an otherwise identical Policy, an Insured in a preferred or standard class will have a lower Cost of Insurance Charge than an Insured in a substandard class with higher mortality risks. Nonsmoking Insureds will generally incur lower cost of insurance rates than Insureds who are classified as smokers.

         Since the nonsmoker designation is not available for Insureds under Attained Age 20, shortly before an Insured attains age 20, National Life will notify the Insured about possible classification as a nonsmoker and direct the Insured to his or her agent to initiate a change in Rate Class. If the Insured either does not initiate a change in Rate Class or does not qualify as a nonsmoker, guaranteed cost of insurance rates will remain as shown in the Policy. However, if the Insured qualifies as a nonsmoker, the guaranteed and current cost of insurance rates will be changed to reflect the nonsmoker classification.

     Current cost of insurance rates will also vary by Policy size, in the following bands: those with Unadjusted Death Benefits less than $250,000; those with Unadjusted Death Benefits between $250,000 and $999,999, inclusive; and those with Unadjusted Death Benefits of $1,000,000 and over. Cost of insurance rates will be lower as the Policy size band is larger.

         Monthly Administrative Charge. The Monthly Administrative Charge will be deducted from the Accumulated Value on the Date of Issue and each Monthly Policy Date as part of the Monthly Deduction.

         Optional Benefit Charges. The Monthly Deduction will include charges for any additional benefits added to the Policy. The monthly charges will be specified in the applicable Rider. The available Riders are listed under "Optional Benefits", on page below.

         Separate Account Enhancement. National Life will reduce the Monthly Deductions starting in the eleventh Policy Year by an amount equal to 0.50% per annum of the Accumulated Value in the Separate Account.

     The Separate Account Enhancement is calculated on each Monthly Policy Date as .041572% (the monthly equivalent of 0.50% per annum) of the Accumulated Value in the Separate Account on the just prior Monthly Policy Date. For example, if the Accumulated Value in the Separate Account on the just prior Monthly Policy Date is $10,000, then the Separate Account Enhancement calculated for the current Monthly Policy Date will be $4.16 ($10,000 X
 .00041572). To calculate the Monthly Deduction for the current Monthly Policy Date, the $4.16 Separate Account Enhancement is netted against the Monthly Deductions for Cost of Insurance, the Monthly Administrative Charge, and charges for any Optional Benefits.

MORTALITY AND EXPENSE RISK CHARGE

         A daily charge will be deducted from the value of the net assets of the Separate Account an annual rate of 0.90% (or a daily rate of .0024548%) of the average daily net assets of each Subaccount of the Separate Account.


WITHDRAWAL CHARGE

         At the time of a Withdrawal, National Life will assess a charge equal to the lesser of 2% of the Withdrawal amount and $25. This Withdrawal Charge will be deducted from the Withdrawal amount.

TRANSFER CHARGE

     Currently, unlimited transfers are permitted among the Subaccounts, or from the Separate Account to the General Account, and transfers from the
General Account to the Separate Account are permitted within the limits
described on page   , in each case without charge.  National Life has no
present intention to impose a transfer charge in the foreseeable future. However, National Life reserves the right to impose in the future a transfer charge of $25 on each transfer in excess of twelve transfers in any Policy Year. The Transfer Charge would be imposed to compensate National Life for the costs of processing such transfers, and would not be designed to produce a profit.

     If imposed, the transfer charge will be deducted from the amount being transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers resulting from Policy loans, the exercise of special transfer rights, the initial reallocation of account values from the Money Market Subaccount to other Subaccounts, and any transfers made pursuant to the Dollar Cost Averaging and Portfolio Rebalancing features. These transfers will not count against the five free transfers in any Policy Year.

PROJECTION REPORT CHARGE

     National Life may impose a charge, not to exceed $25, for each projection report requested by the Owner. This report will project future values and future Death Benefits for the Policy. National Life will notify the Owner in advance of the amount of the charge, and the Owner may elect to pay the charge in advance. If not paid in advance, this charge will be allocated among and deducted from the Subaccounts of the Separate Account and/or the General Account in proportion to their respective Accumulated Values on the date of the deduction.





OTHER CHARGES

         The Separate Account purchases shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' Portfolios. The fees and expenses for the Funds and their Portfolios are described briefly in connection with a general description of each Fund.

         More detailed information is contained in the Funds Prospectuses which are attached to or accompany this Prospectus.


                         POLICY RIGHTS AND PRIVILEGES


LOAN PRIVILEGES


         General. The Owner may at any time after the first anniversary of the Date of Issue (and during the first year where required by law) borrow money from National Life using the Policy as the only security for the loan.
The Owner may obtain Policy loans while the Policy is in force in an amount not exceeding the Policy's Cash Surrender Value on the date of receipt of the loan request, minus three times the Monthly Deduction for the most recent Monthly Policy Date. While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest. Loans may be taken by making a written request to National Life at its Home Office, or, if the telephone transaction privilege has been elected, by providing telephone instructions to National Life at its Home Office. Loan proceeds will be paid within seven days of a valid loan
request (See "Telephone Transaction Privilege," Page    ).  National Life
limits the amount of a Policy loan taken pursuant to telephone instructions to $25,000.

         Interest Rate Charged. The interest rate charged on Policy loans will be at the fixed rate of 6% per year. Interest is charged from the date of the loan and will be added to the loan balance at the end of the Policy Year and bear interest at the same rate.


         Allocation of Loans and Collateral. When a Policy loan is taken, Accumulated Value is held in the General Account as Collateral for the Policy loan. Accumulated Value is taken from the Subaccounts of the Separate Account based upon the instructions of the Owner at the time the loan is taken. If specific allocation instructions have not been received from the Owner, the Policy loan will be allocated to the Subaccounts based on the proportion that each Subaccount's value bears to the total Accumulated Value in the Separate Account. If the Accumulated Value in one or more of the Subaccounts is insufficient to carry out the Owner's instructions, the loan will not be processed until further instructions are received from the Owner. Non-loaned Accumulated Value in the General Account will become Collateral for a loan only to the extent that the Accumulated Value in the Separate Account is insufficient. Any loan interest due and unpaid will be allocated among and transferred first from the Subaccounts of the Separate Account in proportion to the Accumulated Values held in the Subaccounts, and then from the non-loaned portion of the General Account.

         The Collateral for a Policy loan will initially be the loan amount. Any loan interest due and unpaid will be added to the Policy loan. National Life will take additional Collateral for such loan interest so added pro rata from the Subaccounts of the Separate Account, and then, if the amounts in the Separate Account are insufficient, from the non-loaned portion of the General Account, and hold the Collateral in the General Account. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid interest added to the loan balance) minus any loan repayments.

         Interest Credited to Amounts Held as Collateral. As long as the Policy is in force, National Life will credit the amount held in the General Account as Collateral with interest at effective annual rates it determines, but not less than 4% or such higher minimum rate required under state law. The rate will apply to the calendar year which follows the date of determination.

         In Policy Years 11 and thereafter, National Life will credit interest on amounts held in the General Account as Collateral at a rate 0.50% per annum higher than for similar amounts for Policies still in their first ten Policy Years.

         Preferred Policy Loans. National Life currently intends, but is not obligated to continue, to make preferred Policy loans available, on the later of the Insured's Attained Age 65 and the beginning of Policy Year 21, in maximum amounts of 5% of Accumulated Value per year, subject to a cumulative maximum of 50% of Accumulated Value. For such preferred Policy loans amounts held as Collateral in the General Account will be credited with interest at an annual rate of 6%. If both preferred and non-preferred loans exist at the same time, any loan repayment will be applied first to the non-preferred loan. National Life is not obligated to continue to make preferred loans available, and will make such loans available in its sole discretion. Preferred loans may not be treated as indebtedness for federal income tax purposes.

         Effect of Policy Loan. Policy loans, whether or not repaid, will have a permanent effect on the Accumulated Value and the Cash Surrender Value, and may permanently affect the Death Benefit under the Policy. The effect on the Accumulated Value and Death Benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Accumulated Value in the General Account not held as Collateral is less than or greater than the interest being credited on the amounts held as Collateral in the General Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy will be lower when the credited interest rate on Collateral is less than the investment experience of assets held in the Separate Account and interest credited to the Accumulated Value in the General Account not held as Collateral. The longer a loan is outstanding, the greater the effect a Policy loan is likely to have. The Death Benefit will be reduced by the amount of any outstanding Policy loan.

         Loan Repayments. National Life will assume that any payments made while there is an outstanding loan on the Policy are premium payments, rather than loan repayments, unless it receives written instructions that a payment is a loan repayment. In the event of a loan repayment, the amount held as Collateral in the General Account will be reduced by an amount equal to the repayment, and such amount will be transferred to the Subaccounts of the Separate Account and to the non-loaned portion of the General Account based on the Net Premium allocations in effect at the time of the repayment.

         Lapse With Loans Outstanding. The amount of an outstanding loan under a Policy plus any accrued interest on outstanding loans is not part of Cash Surrender Value. Therefore, the larger the amount of an outstanding loan, the more likely it is that the Policy could lapse. (See "How the Duration of the Policy May Vary," Page ___ and "Policy Lapse," Page ____.) In addition, if the Policy is not a Modified Endowment Policy, lapse of the Policy with outstanding loans may result in adverse federal income tax consequences. (See "Tax Treatment of Policy Benefits," Page ___.)

         Tax Considerations. Any loans taken from a "Modified Endowment Contract" will be treated as a taxable distribution. In addition, with certain exceptions, a 10% additional income tax penalty will be imposed on the portion of any loan that is included in income. (See "Distributions from Policies Classified as Modified Endowment Contracts," Page ___).

SURRENDER PRIVILEGE

         At any time before the death of the Insured, the Owner may surrender the Policy for its Cash Surrender Value. The Cash Surrender Value is the Accumulated Value minus any Policy loan and accrued interest and less any applicable Surrender Charge. The Cash Surrender Value will be determined by National Life on the Valuation Day it receives, at its Home Office, a written surrender request signed by the Owner, and the Policy. A surrender may not be requested over the telephone. Coverage under the Policy will end on the day the Owner mails or otherwise sends the written surrender request and the Policy to National Life. Surrender proceeds will ordinarily be mailed by National Life to the Owner within seven days of receipt of the request. (See "Other Policy Provisions - Payment of Policy Benefits", Page ____).

     A surrender may have Federal income tax consequences. (See "Tax Treatment of Policy Benefits," Page ___).

WITHDRAWAL OF CASH SURRENDER VALUE

         At any time before the death of the Insured and, except for employee benefit plans, after the first Policy Anniversary, the Owner may withdraw a portion of the Policy's Cash Surrender Value. The minimum amount which may be withdrawn is $500, except for employee benefit plans, where the minimum is $100. The maximum Withdrawal is the Cash Surrender Value on the date of receipt of the Withdrawal request, minus three times the Monthly Deduction for the most recent Monthly Policy Date. A Withdrawal Charge will be deducted from the amount of the Withdrawal. For a discussion of the Withdrawal Charge, see "Charges and Deductions - Withdrawal Charge" on page ____.

         The Withdrawal will be taken from the Subaccounts of the Separate Account based upon the instructions of the Owner at the time of the Withdrawal. If specific allocation instructions have not been received from the Owner, the Withdrawal will be allocated to the Subaccounts based on the proportion that each Subaccount's value bears to the total Accumulated Value in the Separate Account. If the Accumulated Value in one or more Subaccounts is insufficient to carry out the Owner's instructions, the Withdrawal will not be processed until further instructions are received from the Owner. Withdrawals will be taken from the General Account only to the extent that Accumulated Value in the Separate Account is insufficient.

         The effect of a Withdrawal on the Death Benefit and Face Amount will vary depending upon the Death Benefit Option in effect and whether the Unadjusted Death Benefit is based on the applicable percentage of Accumulated Value. (See "Death Benefit Options," Page ___.)

         Option A. The effect of a Withdrawal on the Face Amount and Unadjusted Death Benefit under Option A can be described as follows:

                 If the Face Amount divided by the applicable percentage of Accumulated Value exceeds the Accumulated Value just after the Withdrawal, a Withdrawal will reduce the Face Amount and the Unadjusted Death Benefit by the lesser of such excess and the amount of the Withdrawal.

                 For the purposes of this illustration (and the following illustrations of Withdrawals), assume that the Attained Age of the Insured is under 40 and there is no indebtedness. The applicable percentage is 250% for an Insured with an Attained Age under 40.

                 Under Option A, a contract with a Face Amount of $300,000 and an Accumulated Value of $30,000 will have an Unadjusted Death Benefit of $300,000. Assume that the Owner takes a Withdrawal of $10,000. The Withdrawal Charge will be $25 and the amount paid to the Owner will be $9,975. The Withdrawal will reduce the Accumulated Value to $20,000 ($30,000 - $10,000) after the Withdrawal. The Face Amount divided by the applicable percentage is $120,000 ($300,000 / 2.50), which exceeds the Accumulated Value after the Withdrawal by $100,000 ($120,000 - $20,000). The lesser of this excess and the amount of the Withdrawal is $10,000, the amount of the Withdrawal. Therefore, the Unadjusted Death Benefit and Face Amount will be reduced by $10,000 to $290,000.

                 If the Face Amount divided by the applicable percentage of Accumulated Value does not exceed the Accumulated Value just after the Withdrawal, then the Face Amount is not reduced. The Unadjusted Death Benefit will be reduced by an amount equal to the reduction in Accumulated Value times the applicable percentage (or equivalently, the Unadjusted Death Benefit is equal to the new Accumulated Value times the applicable percentage).

                 Under Option A, a policy with a Face Amount of $300,000 and an Accumulated Value of $150,000 will have an Unadjusted Death Benefit of $375,000 ($150,000 x 2.50). Assume that the Owner takes a Withdrawal of $10,000. The Withdrawal Charge will be $25 and the amount paid to the Owner will be $9,975. The Withdrawal will reduce the Accumulated Value to $140,000 ($150,000 - $10,000). The Face Amount divided by the applicable percentage is $120,000, which does not exceed the Accumulated Value after the withdrawal. Therefore, the Face Amount stays at $300,000 and the Unadjusted Death Benefit is $350,000 ($140,000 x 2.50).

         Option B. The Face Amount will never be decreased by a Withdrawal. A Withdrawal will, however, always decrease the Death Benefit.

                 If the Unadjusted Death Benefit equals the Face Amount plus the Accumulated Value, a Withdrawal will reduce the Accumulated Value by the amount of the Withdrawal and thus the Unadjusted Death Benefit will also be reduced by the amount of the Withdrawal.

                 Under Option B, a Policy with a Face Amount of $300,000 and an Accumulated Value of $90,000 will have an Unadjusted Death Benefit of $390,000 ($300,000 + $90,000). Assume the Owner takes a Withdrawal of $20,000. The Withdrawal Charge will be $25 and the amount paid to the Owner will be $19,975. The Withdrawal will reduce the Accumulated Value to $70,000 ($90,000 - $20,000) and the Unadjusted Death Benefit to $370,000 ($300,000 + $70,000). The Face Amount is unchanged.

                 If the Unadjusted Death Benefit immediately prior to the Withdrawal is based on the applicable percentage of Accumulated Value, the Unadjusted Death Benefit will be reduced to equal the greater of (a) the Face Amount plus the Accumulated Value after deducting the amount of the Withdrawal and Withdrawal Charge and (b) the applicable percentage of Accumulated Value after deducting the amount of the Withdrawal.

                 Under Option B, a Policy with a Face Amount of $300,000 and an Accumulated Value of $210,000 will have an Unadjusted Death Benefit of $525,000 ($210,000 X 2.5). Assume the Owner takes a Withdrawal of $60,000. The Withdrawal Charge will be $25 and the amount paid to the Owner will be $59,975. The Withdrawal will reduce the Accumulated Value to $150,000 ($210,000 - $60,000), and the Unadjusted Death Benefit to the greater of (a) the Face Amount plus the Accumulated Value, or $450,000 ($300,000 + $150,000) and (b) the Unadjusted Death
         Benefit based on the applicable percentage of the Accumulated Value, or $375,000 ($150,000 X 2.50). Therefore, the Unadjusted Death Benefit will be $450,000. The Face Amount is unchanged.

         Any decrease in Face Amount due to a Withdrawal will first reduce the most recent increase in Face Amount, then the most recent increases, successively, and lastly, the Initial Face Amount.

         Because a Withdrawal can affect the Face Amount and the Unadjusted Death Benefit as described above, a Withdrawal may also affect the Net Amount at Risk which is used to calculate the Cost of Insurance Charge under the Policy. (See "Cost of Insurance," Page ___). Since a Withdrawal reduces the Accumulated Value, the Cash Surrender Value of the Policy is reduced, thereby increasing the likelihood that the Policy will lapse. (See "Policy Lapse," Page ___). A request for Withdrawal may not be allowed if such Withdrawal would reduce the Face Amount below the Minimum Face Amount for the Policy. Also, if a Withdrawal would result in cumulative premiums exceeding the maximum premium limitations applicable under the Code for life insurance, National Life will not allow such Withdrawal.

       Withdrawals may be requested only by sending a written request, signed by the Owner, to National Life at its Home Office. A Withdrawal may not be requested over the telephone. A Withdrawal will ordinarily be paid within seven days of receipt at the Home Office of a valid Withdrawal request.

         A Withdrawal of Cash Surrender Value may have Federal income tax consequences. (See "Tax Treatment of Policy Benefits", Page ___).

FREE-LOOK PRIVILEGE

         The Policy provides for a "free-look" period, during which the Owner may cancel the Policy and receive a refund equal to the gross premiums paid on the Policy. This free-look period ends on the latest of: (a) 45 days after Part A of the application for the Policy is signed; (b) 10 days after the Owner receives the Policy; and (c) 10 days after National Life mails the Notice of Withdrawal Right to the Owner, or any longer period provided by state law. To cancel the Policy, the Owner must return the Policy to National Life or to an agent of National Life within such time with a written request for cancellation.

TELEPHONE TRANSACTION PRIVILEGE


         If the telephone transaction privilege has been elected by providing a proper written authorization to National Life, an Owner may effect changes in premium allocation, transfers, and loans of up to $25,000 by providing instructions to National Life at its Home Office over the telephone. National Life reserves the right to suspend telephone transaction privileges at any time, for any reason, if it deems such suspension to be in the best interests of Policy Owners.


     National Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If National Life follows these procedures it will not be liable for any losses due to unauthorized or fraudulent instructions. National Life may be liable for any such losses if those reasonable procedures are not followed. The procedures to be followed for telephone transfers will include one or more of the following: requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.

SPECIAL TRANSFER RIGHTS

         Transfer Right for Policy. During the first two years following Policy issue, the Owner may, on one occasion, transfer the entire Accumulated Value in the Separate Account to the General Account, without regard to any limits on transfers or free transfers.

         Transfer Right for Change in Investment Policy. If the investment policy of a Subaccount of the Separate Account is materially changed, the Owner may transfer the portion of the Accumulated Value in such Subaccount to another Subaccount or to the General Account, without regard to any limits on transfers or free transfers.

AVAILABLE AUTOMATED FUND MANAGEMENT FEATURES


     National Life currently offers, at no charge to Owners, the following automated fund management features. However, National Life is not legally obligated to continue to offer these features, and although it has no current intention to do so, it may cease offering one or both such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one of these features may be active for any single Policy at any time.


     Dollar Cost Averaging. This feature permits an Owner to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. It may be elected at issue by marking the appropriate box on the initial application, and completing the appropriate instructions, or, after issue, by filling out similar information on a change request form and sending it to the Home Office.


     If this feature is elected, the amount to be transferred will be taken from the Money Market Subaccount and transferred to the Subaccount or Subaccounts designated to receive the funds, each month on the Monthly Policy Date (starting with the Monthly Policy Date next succeeding the date that the reallocation of the Accumulated Value out of the Money Market Subaccount and into the other Subaccounts would normally have occurred after expiration of the 10-day free look period after the Owner receives the Policy, or next succeeding the date of an election subsequent to purchase), until the amount in the Money Market Subaccount is depleted. When the amount in the Money Market Subaccount is depleted, the Dollars Cost Averaging program terminates. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. An Owner may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to the Home Office.


     This feature allows an Owner to move funds into the various investment types on a more gradual and systematic basis than the frequency on which premiums are paid. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower, and lower numbers of units being purchased when unit prices are higher. This will result, over time, in a lower cost per unit than the average of the unit costs on the days on which the automated purchases are made. This technique will not, however, assure a profit or protect against a loss in declining markets. Moreover, for the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.

     Portfolio Rebalancing. This feature permits an Owner to automatically rebalance the value in the Subaccounts on a semi-annual basis, based on the Owner's premium allocation percentages in effect at the time of the rebalancing. It may be elected at issue by marking the appropriate box on the initial application, or, after issue, by completing a change request form and sending it to the Home Office.

     In Policies utilizing Portfolio Rebalancing from the Date of Issue, an automatic transfer will take place which causes the percentages of the current values in each Subaccount to match the current premium allocation percentages, starting with the Monthly Policy Date six months after the Date of Issue, and then on each Policy Anniversary, and each Monthly Policy Date six months thereafter. Policies electing Portfolio Rebalancing after issue will have the first automated transfer occur as of the

Monthly Policy Date on or next following the date that the election is received at the Home Office, and subsequent rebalancing transfers will occur every six months from such date. An Owner may discontinue Portfolio Rebalancing at any time by submitting an appropriate change request form to the Home Office.

     In the event that an Owner changes the Policy's premium allocation percentages, Portfolio Rebalancing will automatically be discontinued unless the Owner specifically directs otherwise.

     Portfolio rebalancing will result in periodic transfers out of Subaccounts that have had relatively favorable investment performance in relation to the other Subaccounts to which a Policy allocates premiums, and into Subaccounts which have had relatively unfavorable investment performance in relation to the other Subaccounts to which the Policy allocates premiums.

POLICY RIGHTS UNDER CERTAIN PLANS

     Policies may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Policy rest with the Policy Owner, which may be the employer or other obligor under the plan, and benefits available to participants under the plan will be governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Policy may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

                              THE GENERAL ACCOUNT

         An Owner may allocate some or all of the Net Premiums and transfer some or all of the Accumulated Value to National Life's General Account. National Life credits interest on Net Premiums and Accumulated Value allocated to the General Account at rates declared by National Life (subject to a minimum guaranteed interest rate of 4%). The principal, after deductions, is also guaranteed. National Life's General Account supports its insurance and annuity obligations. All assets in the General Account are subject to National Life's general liabilities from business operations.

         The General Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, the General Account and the interests therein are generally not subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to this account which are included in this Prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  MINIMUM GUARANTEED AND CURRENT INTEREST RATES


  The Accumulated Value not held as Collateral in the General Account is guaranteed to accumulate at a minimum effective annual interest rate of 4%. National Life may credit the non-loaned Accumulated Value in the General Account with current rates in excess of the minimum guarantee but is not obligated to do so. National Life has no specific formula for determining current interest rates. Since National Life, in its sole discretion, anticipates changing the current interest rate from time to time, allocations to the General Account made at different times are likely to be credited with different current interest rates. An interest rate will be declared by National Life each month to apply to amounts allocated or transferred to the General Account in that month. The rate declared on such amounts will remain in effect for twelve months. At the end of the 12-month period, National Life reserves the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the General Account on that date). Any interest credited on the amounts in the General Account in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of National Life. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the General Account will not share in the investment performance of National Life's General Account or any portion thereof.

         Amounts deducted from the non-loaned Accumulated Value in the General Account for Withdrawals, Policy loans, transfers to the Separate Account, Monthly Deductions or other charges are currently, for the purpose of crediting interest, accounted for on a last in, first out ("LIFO") method.

         National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 4% per annum or shorten the period for which the interest rate applies to less than 12 months.

         National Life will credit interest on non-loaned Accumulated Value in the General Account for Policies in Policy Year 11 and thereafter at rates which are 0.50% per annum higher than those that apply to non-loaned Accumulated Value in the General Account for Policies still in their first ten Policy Years.

         Calculation of Non-loaned Accumulated Value in the General Account. The non-loaned Accumulated Value in the General Account at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred or withdrawn from it.

         Interest will be credited to the non-loaned Accumulated Value in the General Account on each Monthly Policy Date as follows: for amounts in the account for the entire Policy Month, from the beginning to the end of the month; for amounts allocated to the account during the prior Policy Month, from the date the Net Premium or loan repayment is allocated to the end of the month; for amounts transferred to the account during the Policy Month, from the date of transfer to the end of the month; and for amounts deducted or withdrawn from the account during the prior Policy Month, from the beginning of the month to the date of deduction or withdrawal.

TRANSFERS FROM GENERAL ACCOUNT

         One transfer in each Policy Year is allowed from the amount of non-loaned Accumulated Value in the General Account to any or all of the Subaccounts of the Separate Account. The amount transferred from the General Account may not exceed the greater of 25% of the value of the non-loaned Accumulated Value in such account at the time of transfer, or $1000. The transfer will be made as of the Valuation Day National Life receives the written or telephone request at its Home Office.

                            OTHER POLICY PROVISIONS

        Maturity at 99. If the Policy is in force on the Policy Anniversary at which the Insured is Attained Age 99, National Life will pay the Cash Surrender Value to the Owner in one sum unless a Payment Option is chosen, and the Policy will terminate.

        Reduced Paid-Up Benefit. Prior to maturity, the Owner may elect to continue the Policy in force as paid-up General Account life insurance coverage. All or a portion of the Cash Surrender Value of the Policy will be applied to paid-up life insurance coverage. Any amount of the Cash Surrender Value that is not applied towards paid-up life insurance coverage will be paid in one lump sum. The Owner may thereafter surrender any paid-up General Account life insurance at any time for its value.

         Payment of Policy Benefits.       The Owner may decide the form in
which Death Benefit proceeds will be paid. During the Insured's lifetime, the Owner may arrange for the Death Benefit to be paid in a lump sum or under a Settlement Option. These choices are also available upon surrender of the Policy for its Cash Surrender Value. If no election is made, payment will be made in a lump sum. The Beneficiary may also arrange for payment of the Death Benefit in a lump sum or under a Settlement Option. If paid in a lump sum, the Death Benefit under a Policy will ordinarily be paid to the Beneficiary within seven days after National Life receives proof of the Insured's death at its Home Office and all other requirements are satisfied. If paid under a Settlement Option, the Death Benefit will be applied to the Settlement Option within seven days after National Life receives proof of the Insured's death at its Home Office and all other requirements are satisfied.

         Interest at the annual rate of 4% or any higher rate declared by National Life or required by law is paid on the Death Benefit from the date of death until payment is made.

         Any amounts payable as a result of surrender, Withdrawal, or Policy loan will ordinarily be paid within seven days of receipt of written request at National Life's Home Office in a form satisfactory to National Life.

         Generally, the amount of a payment will be determined as of the date of receipt by National Life of all required documents. However, National Life may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the New York Stock Exchange is closed (except for normal holiday closing); or (2) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which it is not reasonably practicable to dispose of securities or to determine the value of the net assets of the Separate Account.

         National Life may postpone any payment under the Policy derived from an amount paid by check or draft until National Life is satisfied that the check or draft has been paid by the bank upon which it was drawn.

         The Policy provides that National Life may delay payment of any amounts which are payable as a result of a surrender, Withdrawal or Policy loan and which are allocated to the General Account for up to six months after receipt of the request therefor. If such amounts are not mailed or delivered to the Owner within ten days of National Life's receipt of written request for payment, National Life will pay interest on said amounts at the rate then in effect under Payment Option 1 - Payment of Interest Only from the date of National Life's receipt of written request to the date of payment.

         The Contract. The Policy and a copy of the applications attached thereto are the entire contract. Only statements made in the applications can be used to void the Policy or deny a claim. The statements are considered representations and not warranties. Only one of National Life's duly authorized officers or registrars can agree to change or waive any provisions of the Policy and only in writing. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

         Ownership. The Owner is the Insured unless a different Owner is named in the application or thereafter changed. While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by National Life. If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided.

         Beneficiary. The Beneficiary is designated in the application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by
written notice to National Life.    The interest of any Beneficiary who dies
before the Insured shall vest in the Owner unless otherwise stated.

         Change of Owner and Beneficiary. As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to National Life. The change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by National Life. National Life will not be responsible for any payment made or action taken before it receives the written request.

         Split Dollar Arrangements. The Owner or Owners may enter into a Split Dollar Arrangement between each other or another person or persons whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Cash Surrender Value or Death Benefit) are split between the parties. There are different ways of allocating such rights.

         For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Cash Surrender

Value. The employee may designate the Beneficiary to receive any Death Benefit in excess of the Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the Death Benefit the amount which the employer would have been entitled to receive upon surrender of the Policy and the employee's Beneficiary would receive the balance of the proceeds.

         No transfer of Policy rights pursuant to a Split Dollar Arrangement will be binding on National Life unless in writing and received by National Life.

         The parties who elect to enter into a Split Dollar Arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement.

         Assignments. The Owner may assign any and all rights under the Policy. No assignment binds National Life unless in writing and received by National Life at its Home Office. National Life assumes no responsibility for determining whether an assignment is valid or the extent of the assignee's interest. All assignments will be subject to any Policy loan. The interest of any Beneficiary or other person will be subordinate to any assignment. A payee who is not also the Owner may not assign or encumber Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee.

         Misstatement of Age and Sex. If the age or sex of the Insured at the Date of Issue has been misstated in the application, the Accumulated Value of the Policy will be adjusted to be the amount that it would have been had the Cost of Insurance Charges deducted been based on the correct age and sex, or as otherwise required by state law. The adjustment will take place on the Monthly Policy Date on or after the date on which National Life has proof to its satisfaction of the misstatement. If the Insured has died, National Life will adjust the Accumulated Value as of the last Monthly Policy Date prior to the Insured's death; however, if the Accumulated Value is insufficient for that adjustment, the amount of the Unadjusted Death Benefit will also be adjusted.

         Suicide. In the event of the Insured's suicide, within two years from the Date of Issue of the Policy, National Life's liability is limited to the payment to the Beneficiary of a sum equal to the premiums paid less any Policy loan and accrued interest and any Withdrawals or other reduced amount provided by state law.

         If the Insured commits suicide within two years from the effective date of any Policy change which increases the Unadjusted Death Benefit and for which an application is required, the amount which National Life will pay with respect to the increase will be the Cost of Insurance Charges previously made for such increase.

         Incontestability. The Policy will be incontestable after it has been in force during the Insured's lifetime for two years from the Date of Issue. Similar incontestability will apply to an increase in Face Amount or reinstatement after it has been in force during the Insured's lifetime for two years from its effective date.

         Before such times, however, National Life may contest the validity of the Policy (or changes) based on material misstatements in the initial or any subsequent application.

         Dividends. The Policy is participating; however, no dividends are expected to be paid on the Policy. If dividends are ever declared, they will be used to purchase dividend additions or, at the direction of the Owner, may be taken in cash or may be left with National Life to accumulate at interest.

         Correspondence. All correspondence to the Owner is deemed to have been sent to the Owner if mailed to the Owner at the Owner's last known address.

         Settlement Options. In lieu of a single sum payment on death or surrender, an election may be made to apply the Death Benefit under any one of the fixed-benefit Settlement Options provided in the Policy. The options are described below.

         Payment of Interest Only. Interest at a rate of 3.5% per year will be paid on the amount of the proceeds retained by National Life. Upon the earlier of the payee's death or the end of a chosen period, the proceeds retained will be paid.

         Payments for a Stated Time. Equal monthly payments, based on an interest rate of 3.5% per annum, will be made for the number of years selected.

         Payments for Life. Equal monthly payments, based on an interest rate of 3.5% per annum, will be made for a guaranteed period and thereafter during the life of a chosen person. Guaranteed payment periods may be elected for 0, 10, 15, or 20 years or for a refund period, at the end of which the total payments will equal the proceeds placed under the option.

          Payments of a Stated Amount. Equal monthly payments will be made until the proceeds, with interest at 3.5% per year on the unpaid balance, have been paid in full. The total payments in any year must be at least $10 per month for each thousand dollars of proceeds placed under this option.

         Life Annuity. Equal monthly payments will be made in the same manner as in the above Payments for Life option except that the amount of each payment will be the monthly income provided by National Life's then current settlement rates on the date the proceeds become payable. No additional interest will be paid.

         Joint and Two Thirds Annuity. Equal monthly payments, based on an interest rate of 3.5% per year, will be made while two chosen persons are both living. Upon the death of either, two-thirds of the amount of those payments will continue to be made during the life of the survivor. National Life may require proof of the ages of the chosen persons.

         50% Survivor Annuity. Equal monthly payments, based on an interest rate of 3.5% per year, will be made during the lifetime of the chosen primary person. Upon the death of the chosen primary person, 50% of the amount of those payments will continue to be made during the lifetime of the secondary chosen person. National Life may require proof of the ages of the chosen persons.

         National Life may pay interest in excess of the stated amounts under the first four options listed above, but not the last three. A right to change options or to withdraw all or part of the remaining proceeds may be included in the first two, and the fourth, options above. For additional information concerning the payment options, see the Policy.

                               OPTIONAL BENEFITS

         The following optional benefits, which are subject to the restrictions and limitations set forth in the applicable Policy Riders, may be included in a Policy at the option of the Owner (election of any of these optional benefits involves an additional cost):

         Waiver of Monthly Deductions. The Waiver of Monthly Deductions Rider will waive Monthly Deductions against the Policy if the Insured becomes totally disabled, before age 65 and for at least 120 days. If total disability occurs after age 60 and before age 65, then Monthly Deductions will be waived only until the Insured reaches Attained Age 65, or for a period of two years, if longer. The monthly cost of this Rider is based on sex-distinct rates (except for Policies issued in conjunction with employee benefit plans, where the cost of this Rider will not vary by sex) multiplied by the Monthly Deduction on the Policy, and will be added to the Monthly Deduction on the Policy.

          Accidental Death Benefit. The Accidental Death Rider provides for an increased Death Benefit in the event that the Insured dies in an accident. If this Rider is elected, the monthly cost of this Rider will be added to the Monthly Deduction on the Policy.

          Guaranteed Insurability Option. This Rider will permit the Owner to increase the Face Amount of the Policy, within certain limits, without being required to submit satisfactory proof of insurability at the time of the request for the increase. Again, if this Rider is elected, the monthly cost of this Rider will be added to the Monthly Deduction on the Policy.

         Guaranteed Death Benefit. If this Rider is elected, National Life will guarantee that the Policy will not lapse prior to the Insured's Attained Age 70, or 20 years from the Date of Issue of the Policy, if longer, regardless of the Policy's investment performance. To keep this Rider in force, cumulative premiums paid must be greater than the Minimum Guarantee Premium from the Date of Issue. The Policy will be tested monthly for this qualification, and if not met, a notice will be sent to the Owner, who will have 61 days from the date the notice is mailed to pay a premium sufficient to keep the Rider in force. The premium required will be the Minimum Guarantee Premium from the Date of Issue, plus two times the Minimum Monthly Premium, minus premiums previously paid. The Rider will be cancelled if a sufficient premium is not paid during that 61-day period.

         The cost of the Guaranteed Death Benefit Rider is $0.01 per thousand of Face Amount per month. This Rider is available only at issue, and only for Issue Ages 0-65.

         If while the Guaranteed Death Benefit Rider is in force, the Accumulated Value of the Policy is not sufficient to cover the Monthly Deductions, Monthly Deductions will be made until the Accumulated Value of the Policy is exhausted, and will thereafter be deferred, and collected at such time as the Policy has positive Accumulated Value.

         If the Face Amount of a Policy subject to the Guaranteed Death Benefit Rider is increased, the Rider's guarantee will extend to the increased Face Amount. This will result in increased Minimum Guarantee Premiums.

         If both the Waiver of Monthly Deductions Rider and the Guaranteed Death Benefit Rider apply to a Policy and Monthly Deductions are waived because of total disability, then Minimum Guarantee Premiums required to keep the Guaranteed Death Benefit Rider in force will be waived during the period that Monthly Deductions are being waived.

         For Policies with the Guaranteed Death Benefit Rider, Withdrawals and Policy loans will be limited to the excess of premiums paid over the Minimum Guarantee Premium, if the Owner wishes to keep the Rider in force. If a Policy loan or Withdrawal for an amount greater than such excess is desired, the Guaranteed Death Benefit Rider will enter a 61-day lapse-pending notification period, and will be cancelled if a sufficient premium is not paid.




                       FEDERAL INCOME TAX CONSIDERATIONS

INTRODUCTION

         The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon National Life's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the Service.

TAX STATUS OF THE POLICY

         Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") sets forth a definition of a life insurance contract for Federal tax purposes. Although the Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702, while proposed regulations and other interim guidance has been issued, final regulations have not been adopted. Guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of
Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance policy.

         With respect to a Policy issued on the basis of a standard rate class, National Life believes (largely in reliance on the Service's Notice 88-128 and the proposed regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

         With respect to a Policy that is issued on a substandard basis (i.e., a Rate Class involving higher than standard mortality risk), there is less guidance. Thus, it is not clear whether or not such a Policy would satisfy section 7702, particularly if the Owner pays the full amount of premiums permitted under the Policy.

         If it is subsequently determined that a Policy does not satisfy
Section 7702, National Life may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702. For these reasons, National Life reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under
Section 7702.

         Section 817(h) of the Code requires that the investments of each Subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how each Fund's assets are to be invested. National Life believes that the Separate Account will, thus, meet the diversification requirement, and National Life will monitor continued compliance with this requirement.

         In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Policy Owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and Accumulated Value. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, National Life does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury

Department has stated it expects to issue. National Life therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

         The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

         In General.   National Life believes that the proceeds and cash value
increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for Federal income tax purposes. Thus, the Unadjusted Death Benefit under the Policy should be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code.


         Depending on the circumstances, the exchange of a Policy, a change in the Policy's Death Benefit Option (i.e., a change from Death Benefit Option A to Death Benefit Option B or vice versa), a Policy loan, a Withdrawal, a surrender, a change in ownership, or an assignment of the Policy may have Federal income tax consequences.



         In addition, Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or Beneficiary. The Policies also may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement. In recent years, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.


         Generally, the Owner will not be deemed to be in constructive receipt of the Accumulated Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract". Whether a Policy is or is not a Modified Endowment Contract, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

         Modified Endowment Contracts. Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the Unadjusted Death Benefit and Accumulated Value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract, National Life will notify the Owner's agent of action or actions that may be taken to prevent the Policy from becoming a Modified Endowment Contract. If after 30 days from contacting the agent, National Life has not heard from the Owner, National Life will mail a letter directly to the Owner notifying him or her of actions that may be taken to prevent the Policy from becoming a Modified Endowment Contract. If after 30 days from mailing such notification National Life has received no response, National Life will assume the Owner wishes to take no action. If the Owner requests a refund of excess premium, the excess premium paid (with appropriate interest) will be returned to the Owner. The amount to be refunded will be deducted from the

Accumulated Value in the Separate Account and in the General Account in the same proportion as the premium payment was allocated to such accounts.

         The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective Owner should consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a Modified Endowment Contract.

         Distributions from Policies Classified as Modified Endowment Contracts. Policies classified as Modified Endowment Contracts will be subject to the following tax rules: First, all distributions, including distributions upon surrender and Withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulated Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 591/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary.

         Distributions From Policies Not Classified as Modified Endowment Contracts. Distributions from a Policy that is not a Modified Endowment Contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Unadjusted Death Benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

         Loans from, or secured by, a Policy that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans are treated as indebtedness of the Owner.

         Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional tax.

         Policy Loan Interest. Generally, interest paid on any loan under a Policy is not deductible. A tax advisor should be consulted before deducting Policy loan interest.

         Investment in the Policy. Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Owner.

         Multiple Policies. All Modified Endowment Contracts that are issued by National Life to the same Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the gross income under Section 72(e) of the Code.

  SPECIAL RULES FOR EMPLOYEE BENEFIT PLANS

         If Policies are purchased by a trust forming part of a pension or profit-sharing plan meeting the qualification requirements of Section 401(a) of the Code, various special tax rules will apply. Because these rules are extensive and complicated, it is not possible to describe all of them here. Accordingly, counsel or other competent tax advisors familiar with qualified plan matters should be consulted in connection with any such purchase.

         Generally, a plan participant on whose behalf a Policy is purchased will be treated as having annual imputed income based on a cost of insurance factor multiplied by the Net Amount at Risk under the Policy. This imputed income is to be reported by the employer to the employee and the Service annually and included in the employee's gross income. In the event of the death of a plan participant while covered by the plan, an Unadjusted Death Benefit paid to the participant's Beneficiary generally will not be completely excludable from the Beneficiary's gross income under Section 101(a) of the Code. Any Unadjusted Death Benefit in excess of the Accumulated Value will be excludable. The portion of the Unadjusted Death Benefit equal to the Accumulated Value, however, generally will be subject to Federal income tax to the extent it exceeds the participant's "investment in the contract" as defined in the Code, which will include the imputed income noted above. Special rules may apply in certain circumstances (e.g., to Owner-employees or participants who have borrowed from the plan).

         The Service has interpreted the plan qualification provisions of the Code to require that non-retirement benefits, including death benefits, payable under a qualified plan be "incidental to" retirement benefits provided by the plan. These interpretations, which are primarily set forth in a series of Revenue Rulings issued by the Service, should be considered in connection with any purchase of life insurance policies to provide benefits under a qualified plan.

POSSIBLE CHARGE FOR NATIONAL LIFE'S TAXES

         At the present time, National Life makes no charge for any Federal, state or local taxes (other than state premium taxes or the DAC Tax) that the Company incurs that may be attributable to the Separate Account or to the Policies. National Life, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Accounts or to the Policies. If any tax charges are made in the future, they will be accumulated daily and transferred from the Separate Account to National Life's General Account. Any investment earnings on tax charges accumulated in the Separate Account will be retained by National Life.


POSSIBLE CHANGES IN TAXATION



         Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policies could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Policies. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.


                      POLICIES ISSUED IN CONJUNCTION WITH
                             EMPLOYEE BENEFIT PLANS

         Policies may be acquired in conjunction with employee benefit plans, including the funding of qualified pension plans meeting the requirements of
Section 401 of the Code.

         For employee benefit plan Policies, the maximum cost of insurance rates used to determine the monthly Cost of Insurance Charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these Tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Rate Class. (See "Cost of Insurance", Page ___.)

         Illustrations reflecting the premiums and charges for employee benefit plan Policies will be provided upon request to purchasers of such Policies.

         There is no provision for misstatement of sex in the employee benefit plan Policies. (See "Misstatement of Age and Sex", Page ___.) Also, the rates used to determine the amount payable under a particular Settlement Option will be the same for male and female Insureds. (See "Settlement Options", Page ___.)

              LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

         In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that in other factual circumstances the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. The Policies offered by this Prospectus, other than employee benefit plan Policies (see "Policies Issued in Conjunction with Employee Benefit Plans on Page ___) are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an employee benefit plan Policy is appropriate.

                                 VOTING RIGHTS

         All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding Portfolios of the Funds. The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act or other applicable law or governing documents to be approved or ratified by the shareholders of a mutual fund. National Life is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with the SEC's view of present applicable law, National Life will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners. Fund shares held in each Subaccount of the Separate Account for which no timely instructions from Owners are received will be voted by National Life in the same proportion as those shares in that Subaccount for which instructions are received.

         Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated. The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's Accumulated Value in that account by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of a Portfolio for which Owners have no interest, National Life will cast votes, for or against any matter, in the same proportion as Owners vote.

         If required by state insurance officials, National Life may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Portfolios. In addition, National Life may disregard voting instructions in favor of certain changes initiated by an Owner or the Fund's Board of Directors provided that National Life's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purposes, and the effect the change would have on National Life. If National Life does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

         Shares of the Funds are currently being offered to variable life insurance and variable annuity separate accounts of life insurance companies other than National Life that are not affiliated with National Life. National Life understands that shares of these Funds also will be voted by such other life insurance companies in accordance with instructions from their policyholders invested in such separate accounts. This will dilute the effect of voting instructions of Owners of the Policies.

                CHANGES IN APPLICABLE LAW, FUNDING AND OTHERWISE

         The voting rights described in this Prospectus are created under applicable Federal securities laws. To the extent that such laws or regulations promulgated thereunder eliminate the necessity to solicit voting instructions from Owners or restrict such voting rights, National Life reserves the right to proceed in accordance with any such laws or regulations.

         National Life also reserves the right, subject to compliance with applicable law, including approval of Owners, if so required: (1) to make changes in the form of the Separate Account, if in its judgment such changes would serve the interests of Owners or would be appropriate in carrying out the purposes of the Policies, for example: (i) operating the Separate Account as a management company under the 1940 Act; (ii) deregistering the Separate Account under the 1940 Act if registration is no longer required; (iii) combining or substituting separate accounts; (iv) transferring the assets of the Separate Account to another separate account or to the General Account; (v) making changes necessary to comply with, obtain or continue any exemptions from the 1940 Act; or (vi) making other technical changes in the Policy to conform with any action described herein; (2) if in its judgment a Portfolio no longer suits the investment goals of the Policy, or if tax or marketing conditions so warrant, to substitute shares of another investment portfolio for shares of such Portfolio; (3) to eliminate, combine, or substitute Subaccounts and establish new Subaccounts, if in its judgment marketing needs, tax considerations, or investment conditions so warrant; and (4) to transfer assets from a Subaccount to another Subaccount or separate account if the transfer in National Life's judgment would best serve interests of Policy Owners or would be appropriate in carrying out the purposes of the Policies; and (5) to modify the provisions of the Policies to comply with applicable laws. National Life has reserved all rights in respect of its corporate name and any part thereof, including without limitation the right to withdraw its use and to grant its use to one or more other separate accounts and other entities.

     If a Policy has Accumulated Value in a Subaccount that is eliminated, National Life will give the Owner at least 30 days notice before the elimination, and will request that the Owner designate the Subaccount or Subaccounts (or the General Account) to which the Accumulated Value in the Subaccount to be eliminated should be transferred. If no such designation is received prior to the date of the elimination, then the Accumulated Value in such Subaccount will be transferred to the Money Market Subaccount. In any case, if in the future a transfer charge is imposed or limits on the number of transfers or free transfers are established, no charge will be made for this transfer, and it will not count toward any limit on transfers or free transfers.


                    OFFICERS AND DIRECTORS OF NATIONAL LIFE

The officers and directors of National Life, as well as their principal occupations during the past five years, are listed below.

                                                   PRINCIPAL OCCUPATION
NAME AND POSITION                                  DURING THE PAST FIVE YEARS
-----------------                                  --------------------------
Patrick E. Welch                                   1997 to present - Chairman of the
     Chairman of the Board, and                    Board and Chief Executive Officer;
     Chief Executive Officer                       1992 to 1997 - Chairman of the Board,
                                                   Chief Executive Officer and President
                                                   of GNA Corporation

Thomas H. MacLeay                                  1996 to Present - President and Chief
     President, Chief                              Operating Officer; 1993 to 1996 -
     Operating Officer                             Executive Vice President & Chief
     and Director                                  Financial Officer; 1991 to 1993 -
                                                   Senior Vice President & Chief Financial
                                                   Officer

Robert E. Boardman                                 1994 to present - Chairman of Hickok &

     Director                                      Boardman Financial Network
                                                   1967 to present - President of Hickok & Boardman Realty, Inc.


David R. Coates                                    1993 to present - Business
     Director                                      Consultant; 1987 to 1993 - Managing Partner of KPMG Peat
                                                   Marwick in Burlington, VT


Benjamin F. Edwards III                            1983 to present - Chairman, President
     Director                                      and Chief Executive Officer of A.
                                                   G. Edwards, Inc.



Earle H. Harbison, Jr.                             1993 to present:  Chairman of
     Director                                      Harbison Walker, Inc.; 1986 to
                                                   1992 - President and Chief
                                                   Operating Officer of Monsanto Company


Roger B. Porter                                    1985 to present - Professor of Business
     Director                                      and Government, Harvard University; 1976 to
                                                   present - Member of the President's Commission
                                                   on White House Fellowships; 1993 to present,
                                                   Senior Scholar, Woodrow Wilson International
                                                   Center for Scholars


E. Miles Prentice III                              1997 to present - Partner in the law firm of
     Director                                      Eaton & Van Winkle;
                                                   1996 to present - Partner in the law firm of Bryan Cave L.L.P.;
                                                   1993 to 1996 - Partner in the law
                                                   firm of Piper & Marbury

A. Gary Shilling                                   1978 to present - President of A.
     Director                                        Gary Shilling & Company, Inc.

Thomas P. Salmon                                   1997 to present -  Partner in the law firm of
     Director                                      Salmon & Nostrand;
                                                   1991 to 1997 - President, the University of
                                                   Vermont; formerly Governor, State of Vermont

Thomas R. Williams                                 1987 to present - President of the
     Director                                        Wales Group, Inc.


Patricia K. Woolf                                  1990 to present - Author, Consultant,

     Director                                      and lecturer at the Department of
                                                   Molecular Biology at Princeton University

James A. Mallon                                    1998 to present: Executive Vice President &
     Executive Vice President &                    Chief Marketing Officer; 1996 to 1998: President & Chief Executive
     Chief Marketing Officer                       Officer - Integon Life Insurance Corporation; 1993 to 1996:
                                                   Senior Vice President & Chief Marketing Officer - Commercial Union
                                                   Life Insurance Company of America

Jeffrey P. Johnson                                 1997 to present - General Counsel; 1992 to present - Partner
     General Counsel                               in the law firm of Primmer & Piper

Rodney A. Buck                                     1996 to present - Senior Vice
     Senior Vice President &                       President and Chief Investment
     Chief Investment Officer                      Officer; 1993 to 1995 - Senior Vice President -Investments;
                                                   1996 to present - Chairman



                                                   & Chief Executive Officer, National
                                                   Life Investment Management
                                                   Company, Inc. ("NLIMC"); 1991 to 1995 - President and
                                                   Chief Operating Officer, NLIMC; 1998 to present - Chief
                                                   Executive Officer - Sentinel Advisers Company;
                                                   1987 to present - Senior Vice President - Sentinel Advisors Company

Craig A. Smith                                     1998 to present:  Vice President - Corporate Actuarial;
     Vice President                                1993 to 1998 - Senior Vice President - Product; 1992 to 1993 -
                                                   Vice President - Product Development

                            DISTRIBUTION OF POLICIES

     Applications for the Policies are solicited by agents who are licensed by state insurance authorities to sell National Life's variable life insurance policies, and who are also registered representatives of Equity Services, Inc. ("ESI") or registered representatives of broker/dealers who have Selling Agreements with ESI. ESI, whose address is National Life Drive, Montpelier, Vermont 05604, is a registered broker/dealer under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). ESI is an indirect wholly-owned subsidiary of National Life. ESI acts as the principal underwriter, as defined in the 1940 Act, of the Policies, and for the Separate Account pursuant to an Underwriting Agreement to which the Separate Account, ESI and National Life are parties.
The Policies are offered and sold only in those states where their sale is lawful.

     The insurance underwriting and the determination of a proposed Insured's Rate Class and whether to accept or reject an application for a Policy is done by National Life. National Life will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the free look provision.





      Dealers are compensated for sales of the Policies by dealer concessions. During the first Policy Year, the gross dealer concession will not be more than 85% of the premiums paid up to a target amount (used only to determine commission payments) and 4% of the premiums paid in excess of that amount. For Policy Years 2 through 10, the gross dealer concession will not be more than 4% of the premiums paid. For Policy Year 11 and thereafter, the gross dealer concession will be 1.5% of all premiums paid. For premiums received in the year following an increase in Face Amount and attributable to the increase, the gross dealer concession will not be more than 50% up to the target amount for the increase.



                                 POLICY REPORTS

         Once each Policy Year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Unadjusted Death Benefit, any Policy loans and accrued interest, the current Accumulated Value, the non-loaned Accumulated Value in the General Account, the amount held as Collateral in the General Account, the value in each Subaccount of the Separate Account, premiums paid since the last report, charges deducted since the last report, any Withdrawals since the last report, and the current Cash Surrender Value. In addition, a statement will be sent to an Owner showing the status of the Policy following the transfer of amounts from one Subaccount of a Separate Account to another, the taking out of a loan, a repayment of a loan, a Withdrawal and the payment of any premiums (excluding those paid by bank draft or otherwise under the Automatic Payment Plan).

         An Owner will be sent a semi-annual report containing the financial statements of each Fund in which his or her Policy has Accumulated Value, as required by the 1940 Act.

                                STATE REGULATION

         National Life is subject to regulation and supervision by the Insurance Department of the State of Vermont which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Policy form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Policies are sold. National Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.


                            PREPARING FOR YEAR 2000

         Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the year 1900. Like all financial services providers, National Life utilizes computer systems that may be effected by Year 2000 transition issues, and National Life relies on service providers, including the Funds, that also may be affected. National Life has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on National Life. However, as of the date of this prospectus, it is not anticipated that any Policy Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. National Life currently anticipates that its computer systems will be Year 2000 compliant on or about January 1, 1999, but there can be no assurance that National Life will be successful, or that interaction with other service providers will not impair National Life's services at that time.


                                    EXPERTS

         The Financial Statements listed on Page F-1 have been included in this Prospectus, in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.


         Actuarial matters included in the Prospectus have been examined by Elizabeth H. MacGowan, F.S.A., MAAA, Associate Actuary - Product Development of National Life.


                                 LEGAL MATTERS


         Sutherland, Asbill & Brennan, LLP of Washington, D.C. has provided advice on legal matters relating to certain aspects of Federal securities law applicable to the issue and sale of the Policies. Matters of Vermont law pertaining to the Policies, including National Life's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by Jeffrey P. Johnson, General Counsel of National Life.






         In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. During 1997 several lawsuits of this nature were filed against National Life on behalf of purported classes of persons who purchased certain insurance products from National Life. National Life does not believe that these lawsuits whether settled or litigated, will have any material adverse effect upon its ability to meet its obligations under the Policies.



         National Life is also party to ordinary routine litigation incidental to the business, none of which is expected to have a material adverse effect upon its ability to meet its obligations under the Policies.


                              FINANCIAL STATEMENTS


         The financial statements of National Life and of the Separate Account appear on the following pages. The financial statements of National Life should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon National Life's ability to meet its obligations under the Policies.

                                   APPENDIX A
               ILLUSTRATION OF DEATH BENEFITS, ACCUMULATED VALUES
                           AND CASH SURRENDER VALUES

     The following tables illustrate how the Death Benefits, Accumulated Values and Cash Surrender Values of a Policy may change with the investment experience of the Separate Account. The tables show how the Death Benefits, Accumulated Values and Cash Surrender Values of a Policy issued to an Insured of a given age, sex and Rate Class would vary over time if the investment return on the assets held in each Portfolio of each of the Funds were a uniform, gross, annual rate of 0%, 6% and 12%.

     The tables on pages A-2 to A-7 illustrate a Policy issued to a male Insured, Age 40 in the Preferred Nonsmoker Rate Class with a Face Amount of $250,000 and Planned Periodic Premiums of $3,000 for Death Benefit Option A, and $4,000 for Death Benefit Option B, in each case paid at the beginning of each Policy Year. The Death Benefits, Accumulated Values and Cash
Surrender Values would be lower if the Insured was in a standard nonsmoker, smoker or substandard class since the cost of insurance charges are higher for these classes. Also, the values would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years.

     The second column of the tables show the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually. The columns shown under the heading "Guaranteed" assume that throughout the life of the Policy, the monthly charge for cost of insurance is based on the maximum level permitted under the Policy (based on the 1980 CSO Smoker/Nonsmoker Table), the guaranteed maximum Monthly Administrative Charge of $7.50 per policy plus $0.07 per thousand of Face Amount applies, and Monthly Deductions are reduced by 0.50% per annum for Policy Years after 10; the columns under the heading "Current" assume that throughout the life of the Policy, the monthly charge for cost of insurance is based on the current cost of insurance rate, and the Monthly Administrative Charge is set at its current level of $7.50 per policy.


     The amounts shown in all tables reflect an averaging of certain other asset charges described below that may be assessed under the Policy, depending upon how premiums are allocated. The total of the asset charges reflected in the Current and Guaranteed illustrations, including the Mortality and Expense Risk Charge of 0.90%, is 1.72%. This total charge is based on an assumption that an Owner allocates the Policy values equally among the Subaccounts of the Separate Account.



     These asset charges reflect an investment advisory fee of 0.66%, which represents an average of the fees incurred by the Portfolios (including the Portfolios expected to be made available on or before September 30, 1998) during 1997 and expenses of 0.16% which is based on an average of the actual expenses incurred by the Portfolios during 1997, adjusted, as appropriate, to take into account expense reimbursement arrangements expected to be in place for 1998. For information on Fund expenses, see the prospectuses for the Funds accompanying this prospectus. For some of the Portfolios, the annual expenses used in the illustrations are net of certain reimbursements that may or may not continue.


     The tables also reflect the fact that no charges for Federal or state income taxes are currently made against the Separate Accounts. If such a charge is made in the future, it would take a higher gross annual rate of return to produce the same Policy values.

     The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid and allocated as indicated, no amounts are allocated to the General Account, and no Policy loans are made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount, that no Withdrawals have been made and no transfers have been made in any Policy Year.

     Upon request, National Life will provide a comparable illustration based upon the proposed Insured's Age and Rate Class, the Death Benefit Option, Face Amount, Planned Periodic Premiums and Riders requested.

                                  NATIONAL LIFE

          VARITRAK FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

$250,000 FACE AMOUNT              MALE INSURED ISSUE AGE 40           PREFERRED
DEATH BENEFIT OPTION A            ANNUAL PREMIUM $3000                NONSMOKER

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%

                                              Guaranteed                                          Current
               Premiums         ------------------------------------------       --------------------------------------------
End of         Accumulated      Accum-            Cash                           Accum-            Cash
Policy         at 5% Int.       ulated            Surrender        Death         ulated            Surrender          Death
Year           Per Year         Value             Value            Benefit       Value             Value              Benefit
----           --------         -----             -----            -------       -----             -----              -------
1              3,150            1,996             596              250,000       2,302             902                250,000
2              6,458            3,918             2,179            250,000       4,544             2,805              250,000
3              9,930            5,768             3,755            250,000       6,723             4,711              250,000
4              13,577           7,541             5,443            250,000       8,838             6,741              250,000
5              17,406           9,238             7,141            250,000       10,882            8,784              250,000

6              21,426           10,853            8,964            250,000       12,855            10,966             250,000
7              25,647           12,382            10,700           250,000       14,748            13,067             250,000
8              30,080           13,822            12,349           250,000       16,557            15,083             250,000
9              34,734           15,172            13,906           250,000       18,285            17,019             250,000
10             39,620           16,423            15,365           250,000       19,927            18,870             250,000

11             44,751           17,664            16,815           250,000       21,843            20,993             250,000
12             50,139           18,796            18,155           250,000       23,684            23,042             250,000
13             55,796           19,804            19,371           250,000       25,450            25,016             250,000
14             61,736           20,677            20,451           250,000       27,134            26,908             250,000
15             67,972           21,395            21,377           250,000       28,731            28,713             250,000

16             74,521           21,944            21,944           250,000       30,238            30,238             250,000
17             81,397           22,309            22,309           250,000       31,647            31,647             250,000
18             88,617           22,479            22,479           250,000       32,947            32,947             250,000
19             96,198           22,439            22,439           250,000       34,119            34,119             250,000
20             104,158          22,162            22,162           250,000       35,146            35,146             250,000
25             150,340          16,033            16,033           250,000       37,910            37,910             250,000
30             209,282          0                 0                0             35,645            35,645             250,000

The Death Benefit may, and the Accumulated Values and Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                                  NATIONAL LIFE

          VARITRAK FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

$250,000 FACE AMOUNT              MALE INSURED ISSUE AGE 40           PREFERRED
DEATH BENEFIT OPTION A            ANNUAL PREMIUM $3000                NONSMOKER

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%

                                              Guaranteed                                          Current
               Premiums         ------------------------------------------       --------------------------------------------
End of         Accumulated      Accum-            Cash                           Accum-            Cash
Policy         at 5% Int.       ulated            Surrender        Death         ulated            Surrender          Death
Year           Per Year         Value             Value            Benefit       Value             Value              Benefit
----           --------         -----             -----            -------       -----             -----              -------
1              3,150            2,139             739              250,000       2,455             1,055              250,000
2              6,458            4,328             2,590            250,000       4,993             3,255              250,000
3              9,930            6,569             4,557            250,000       7,612             5,600              250,000
4              13,577           8,859             6,761            250,000       10,315            8,218              250,000
5              17,406           11,199            9,102            250,000       13,096            10,998             250,000

6              21,426           13,585            11,695           250,000       15,959            14,070             250,000
7              25,647           16,014            14,332           250,000       18,898            17,216             250,000
8              30,080           18,485            17,012           250,000       21,910            20,436             250,000
9              34,734           20,997            19,732           250,000       25,002            23,737             250,000
10             39,620           23,544            22,487           250,000       28,173            27,115             250,000

11             44,751           26,259            25,409           250,000       31,830            30,981             250,000
12             50,139           29,015            28,374           250,000       35,615            34,974             250,000
13             55,796           31,802            31,369           250,000       39,533            39,100             250,000
14             61,736           34,612            34,386           250,000       43,586            43,360             250,000
15             67,972           37,428            37,411           250,000       47,774            47,757             250,000

16             74,521           40,241            40,241           250,000       52,106            52,106             250,000
17             81,397           43,037            43,037           250,000       56,581            56,581             250,000
18             88,617           45,809            45,809           250,000       61,198            61,198             250,000
19             96,198           48,547            48,547           250,000       65,952            65,952             250,000
20             104,158          51,229            51,229           250,000       70,838            70,838             250,000
25             150,340          62,849            62,849           250,000       97,540            97,540             250,000
30             209,282          67,608            67,608           250,000       128,932           128,932            250,000


The Death Benefit may, and the Accumulated Values and Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                                  NATIONAL LIFE

          VARITRAK FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

$250,000 FACE AMOUNT              MALE INSURED ISSUE AGE 40           PREFERRED
DEATH BENEFIT OPTION A            ANNUAL PREMIUM $3000                NONSMOKER

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%

                                                Guaranteed                                        Current
               Premiums         ------------------------------------------       --------------------------------------------
End of         Accumulated      Accum-            Cash                           Accum-            Cash
Policy         at 5% Int.       ulated            Surrender        Death         ulated            Surrender          Death
Year           Per Year         Value             Value            Benefit       Value             Value              Benefit
----           --------         -----             -----            -------       -----             -----              -------
1              3,150            2,284             884              250,000       2,609             1,209              250,000
2              6,458            4,757             3,018            250,000       5,461             3722               250,000
3              9,930            7,440             5,427            250,000       8,576             6,563              250,000
4              13,577           10,348            8,250            250,000       11,979            9,882              250,000
5              17,406           13,506            11,408           250,000       15,692            13,594             250,000

6              21,426           16,931            15,042           250,000       19,747            17,857             250,000
7              25,647           20,649            18,967           250,000       24,169            22,488             250,000
8              30,080           24,687            23,213           250,000       28,993            27,519             250,000
9              34,734           29,076            27,811           250,000       34,263            32,998             250,000
10             39,620           33,849            32,791           250,000       40,024            38,967             250,000

11             44,751           39,240            38,390           250,000       46,798            45,948             250,000
12             50,139           45,137            44,496           250,000       54,259            53,618             250,000
13             55,796           51,588            51,154           250,000       62,485            62,052             250,000
14             61,736           58,649            58,423           250,000       71,557            71,332             250,000
15             67,972           66,380            66,363           250,000       81,568            81,551             250,000

16             74,521           74,856            74,856           250,000       92,626            92,626             250,000
17             81,397           84,160            84,160           250,000       104,846           104,846            250,000
18             88,617           94,396            94,396           250,000       118,360           118,360            250,000
19             96,198           105,681           105,681          250,000       133,314           133,314            250,000
20             104,158          118,143           118,143          250,000       149,875           149,875            250,000
25             150,340          204,469           204,469          250,000       264,014           264,014            322,097
30             209,282          348,675           348,675          404,463       451,398           451,398            523,622

The Death Benefit may, and the Accumulated Values and Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                                  NATIONAL LIFE

          VARITRAK FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

$250,000 FACE AMOUNT              MALE INSURED ISSUE AGE 40           PREFERRED
DEATH BENEFIT OPTION B            ANNUAL PREMIUM $4000                NONSMOKER

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%

                                               Guaranteed                                        Current
               Premiums         ------------------------------------------       --------------------------------------------
End of         Accumulated      Accum-            Cash                           Accum-            Cash
Policy         at 5% Int.       ulated            Surrender        Death         ulated            Surrender          Death
Year           Per Year         Value             Value            Benefit       Value             Value              Benefit
----           --------         -----             -----            -------       -----             -----              -------

1              4,200            2,941             1,402            252,941       3,248             1,709              253,248
2              8,610            5,787             3,864            255,787       6,415             4,492              256,415
3              13,241           8,539             6,442            258,539       9,498             7,400              259,498
4              18,103           11,192            9,095            261,192       12,496            10,398             262,496
5              23,208           13,748            11,651           263,748       15,400            13,303             265,400

6              28,568           16,198            14,309           266,198       18,213            16,323             268,213
7              34,196           18,540            16,858           268,540       20,923            19,241             270,923
8              40,106           20,769            19,296           270,769       23,524            22,051             273,524
9              46,312           22,884            21,619           272,884       26,022            24,756             276,022
10             52,827           24,876            23,818           274,876       28,410            27,352             278,410

11             59,669           26,879            26,030           276,879       31,116            30,266             281,116
12             66,852           28,750            28,108           278,750       33,727            33,086             283,727
13             74,395           30,470            30,037           280,470       36,242            35,808             286,242
14             82,314           32,029            31,804           282,029       38,651            38,426             288,651
15             90,630           33,405            33,388           283,405       40,949            40,932             290,949

16             99,361           34,583            34,583           284,583       43,133            43,133             293,133
17             108,530          35,547            35,547           285,547       45,191            45,191             295,191
18             118,156          36,285            36,285           286,285       47,109            47,109             297,109
19             128,264          36,784            36,784           286,784       48,868            48,868             298,868
20             138,877          37,016            37,016           287,016       50,444            50,444             300,444
25             200,454          33,060            33,060           283,060       55,375            55,375             305,375
30             279,043          16,677            16,677           266,677       54,241            54,241             304,241


The Death Benefit may, and the Accumulated Values and Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                                  NATIONAL LIFE

          VARITRAK FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

$250,000 FACE AMOUNT              MALE INSURED ISSUE AGE 40           PREFERRED
DEATH BENEFIT OPTION B            ANNUAL PREMIUM $4000                NONSMOKER

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%

                                              Guaranteed                                         Current
               Premiums         ------------------------------------------       --------------------------------------------
End of         Accumulated      Accum-            Cash                           Accum-            Cash
Policy         at 5% Int.       ulated            Surrender        Death         ulated            Surrender          Death
Year           Per Year         Value             Value            Benefit       Value             Value              Benefit
----           --------         -----             -----            -------       -----             -----              -------
1              4,200            3,141             1,603            253,141       3,458             1,920              253,458
2              8,610            6,368             4,446            256,368       7,035             5,113              257,035
3              13,241           9,684             7,586            259,684       10,731            8,633              260,731
4              18,103           13,084            10,987           263,084       14,548            12,450             264,548
5              23,208           16,573            14,476           266,573       18,481            16,384             268,481

6              28,568           20,145            18,255           270,145       22,535            20,646             272,535
7              34,196           23,796            22,115           273,796       26,703            25,022             276,703
8              40,106           27,527            26,053           277,527       30,981            29,508             280,981
9              46,312           31,334            30,068           281,334       35,377            34,111             285,377
10             52,827           35,211            34,153           285,211       39,887            38,830             299,887

11             59,669           39,354            38,505           289,354       45,020            44,170             295,020
12             66,852           43,580            42,938           293,580       50,330            49,688             300,330
13             74,395           47,873            47,440           297,873       55,823            55,389             305,823
14             82,314           52,223            51,998           302,223       61,497            61,272             311,497
15             90,630           56,609            56,591           306,609       67,354            67,336             317,354

16             99,361           61,013            61,013           311,013       73,396            73,396             323,396
17             108,530          65,418            65,418           315,418       79,620            79,620             329,620
18             118,156          69,810            69,810           319,810       86,019            86,019             336,019
19             128,264          74,171            74,171           324,171       92,578            92,578             342,578
20             138,877          78,468            78,468           328,468       99,279            99,279             349,279
25             200,454          97,545            97,545           347,545       134,840           134,840            384,840
30             279,043          107,009           107,009          357,009       172,996           172,966            422,966

The Death Benefit may, and the Accumulated Values and Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                                  NATIONAL LIFE

          VARITRAK FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE

$250,000 FACE AMOUNT              MALE INSURED ISSUE AGE 40           PREFERRED
DEATH BENEFIT OPTION B            ANNUAL PREMIUM $4000                NONSMOKER

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%

                                              Guaranteed                                          Current
               Premiums         ------------------------------------------       --------------------------------------------
End of         Accumulated      Accum-            Cash                           Accum-            Cash
Policy         at 5% Int.       ulated            Surrender        Death         ulated            Surrender          Death
Year           Per Year         Value             Value            Benefit       Value             Value              Benefit
----           --------         -----             -----            -------       -----             -----              -------

1              4,200            3,342             1,804            253,342       3,669             2,130              253,669
2              8,610            6,974             5,052            256,974       3,681             5,758              257,681
3              13,241           10,924            8,827            260,924       12,065            9,968              262,065
4              18,103           15,218            13,120           265,218       16,858            14,760             266,858
5              23,208           19,888            17,791           269,888       22,088            19,991             272,088

6              28,568           24,964            23,074           274,964       27,801            25,911             277,801
7              34,196           30,479            28,798           280,479       34,031            32,350             284,031
8              40,106           36,475            35,001           286,475       40,824            39,350             290,824
9              46,312           42,993            41,728           292,993       48,238            46,972             298,238
10             52,827           50,076            49,018           300,076       56,327            55,270             306,327

11             59,669           58,065            57,216           308,065       65,774            64,925             315,774
12             66,852           66,787            66,146           316,787       65,158            75,517             326,158
13             74,395           76,302            75,868           326,302       87,577            87,143             337,577
14             82,314           86,677            86,451           336,677       100,129           99,904             350,129
15             90,630           97,980            97,962           347,980       113,928           113,910            363,928

16             99,361           110,291           110,291          360,291       129,100           129,100            379,100
17             108,530          123,697           123,697          373,697       145,778           145,778            395,778
18             118,156          138,301           138,301          388,301       164,107           164,107            414,107
19             128,264          154,211           154,211          404,211       184,238           184,238            434,238
20             138,877          171,536           171,536          421,536       206,337           206,337            456,337
25             200,454          283,759           283,759          533,759       354,131           354,131            604,131
30             279,043          453,055           453,055          703,055       591,418           591,418            841,418

The Death Benefit may, and the Accumulated Values and Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                        NATIONAL LIFE INSURANCE COMPANY

                                   * * * * *

                              FINANCIAL STATEMENTS

                                   * * * * *

                           DECEMBER 31, 1997 AND 1996

                       Report of Independent Accountants



April 7, 1998


To the Board of Directors and
Policyowners of National Life Insurance Company


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations and policyowners' equity, and of cash flows present fairly, in all material respects, the financial position of National Life Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE, LLP

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEET

DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                           1997              1996
-------------------------------------------------------------------------------------------------------------------
ASSETS:
  Cash and cash equivalents                                                        $     372,180     $     268,235
  Available-for-sale debt and equity securities, at fair value                         5,317,427         4,393,046
  Held-to-maturity debt securities, at amortized cost                                        -             590,700
  Mortgage loans                                                                         992,170           907,024
  Policy loans                                                                           791,753           796,193
  Real estate investments                                                                 95,926            99,442
  Other invested assets                                                                   90,520            78,596
-------------------------------------------------------------------------------------------------------------------

     Total cash and invested assets                                                    7,659,976         7,133,236

  Deferred policy acquisition costs                                                      392,014           421,584
  Due and accrued investment income                                                      125,790           120,753
  Premiums and fees receivable                                                            23,458            25,874
  Deferred income taxes                                                                   17,517            33,514
  Amounts recoverable from reinsurers                                                    210,020           190,873
  Present value of future profits of insurance acquired                                   54,444            80,957
  Property and equipment, net                                                             59,188            64,302
  Other assets                                                                            63,967            51,453
  Separate account assets                                                                207,425           181,771
-------------------------------------------------------------------------------------------------------------------

     Total assets                                                                  $   8,813,799     $   8,304,317
===================================================================================================================

LIABILITIES:
  Policy benefit liabilities                                                       $   3,814,213     $   3,701,597
  Policyowners' accounts                                                               3,236,710         3,051,973
  Policyowners' deposits                                                                  40,836            37,524
  Policy claims payable                                                                   26,968            31,217
  Policyowners' dividends                                                                 53,395            51,792
  Other liabilities and accrued expenses                                                 479,483           394,127
  Debt                                                                                    80,085            82,682
  Separate account liabilities                                                           187,998           165,234
-------------------------------------------------------------------------------------------------------------------

     Total liabilities                                                                 7,919,688         7,516,146
-------------------------------------------------------------------------------------------------------------------

MINORITY INTERESTS                                                                        53,222            39,263

POLICYOWNERS' EQUITY:
 Net unrealized gains on available-for-sale securities                                    85,017            28,867
 Retained earnings                                                                       755,872           720,041
-------------------------------------------------------------------------------------------------------------------

     Total policyowners' equity                                                          840,889           748,908
-------------------------------------------------------------------------------------------------------------------


     Total liabilities, minority interests and policyowners' equity                $   8,813,799     $   8,304,317
===================================================================================================================




   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF OPERATIONS AND POLICYOWNERS' EQUITY


FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                       1997                    1996
-------------------------------------------------------------------------------------------------------------------
REVENUES:
 Insurance premiums                                                                $ 399,017        $    406,286
 Universal life and investment-type policy fees                                       45,397              41,745
 Net investment income                                                               532,594             517,268
 Realized investment gains (losses)                                                   11,887              (2,070)
 Mutual fund commission and fee income                                                51,417              42,256
 Other income                                                                         17,524              21,278
-------------------------------------------------------------------------------------------------------------------

   Total revenue                                                                   1,057,836           1,026,763
-------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
 Increase in policy liabilities                                                      118,134             166,668
 Policy benefits                                                                     313,819             297,564
 Policyowners' dividends                                                             106,312             105,690
 Interest credited to policyowners' accounts                                         189,776             170,955
 Operating expenses                                                                  174,709             148,716
 Commissions and expense allowances                                                  105,329              95,517
 Net deferral of policy acquisition costs                                            (14,617)            (13,352)
-------------------------------------------------------------------------------------------------------------------

   Total benefits and expenses                                                       993,462             971,758
-------------------------------------------------------------------------------------------------------------------

Income before income taxes and minority interests                                     64,374              55,005

  Income taxes                                                                        20,907              31,957
-------------------------------------------------------------------------------------------------------------------

Income before minority interests                                                      43,467              23,048

  Minority interests                                                                   7,636               5,925
-------------------------------------------------------------------------------------------------------------------

NET INCOME                                                                            35,831              17,123

RETAINED EARNINGS:
  Beginning of year                                                                  720,041             702,918
-------------------------------------------------------------------------------------------------------------------

  End of year                                                                      $ 755,872        $    720,041
===================================================================================================================




NET UNREALIZED GAINS ON AVAILABLE-FOR-SALE SECURITIES:
  Beginning of year                                                                $    28,867      $     77,173
  Change during year                                                                    56,150           (48,306)
-------------------------------------------------------------------------------------------------------------------

  End of year                                                                      $    85,017      $     28,867
===================================================================================================================





   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------
(In Thousands)                                                                        1997                    1996
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                         $      35,831      $     17,123

Adjustments to reconcile net income to net cash provided by operations:
   Change in:
      Due and accrued investment income                                                   (5,037)           (1,502)
      Policy liabilities                                                                  74,693           144,723
      Deferred policy acquisition costs                                                  (14,617)           (9,956)
      Policyowners' dividends                                                              1,603             4,975
      Deferred income taxes                                                              (20,747)          (13,646)
   Realized investment (gains) losses                                                    (11,887)            2,070
   Depreciation                                                                            3,715             4,283
   Other                                                                                  15,774           (12,678)
----------------------------------------------------------------------------------------------------------------------

     Net cash provided by operating activities                                            79,328           135,392
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sales, maturities and repayments of investments                        2,385,471         2,497,648
  Cost of investments acquired                                                        (2,647,628)       (2,714,560)
  Acquisition of subsidiary, net                                                               -           (81,551)
  Other                                                                                    7,091             4,793
----------------------------------------------------------------------------------------------------------------------

     Net cash used by investing activities                                              (255,066)         (293,670)
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyowners' deposits, including interest credited                                    670,780           535,932
  Policyowners' withdrawals, including policy charges                                   (495,076)         (418,775)
  Net increase (decrease) in borrowings under repurchase agreements                      234,570           (51,013)
  Net (decrease) increase in securities lending liabilities                             (139,652)           31,717
  Other                                                                                    9,061            17,747
----------------------------------------------------------------------------------------------------------------------

    Net cash provided by financing activities                                            279,683           115,608
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                     103,945           (42,670)

CASH AND CASH EQUIVALENTS:
  Beginning of year                                                                      268,235           310,905
----------------------------------------------------------------------------------------------------------------------

  End of year                                                                      $     372,180      $    268,235
======================================================================================================================





   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY and SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1997 and 1996

NOTE 1 - NATURE OF OPERATIONS

National Life Insurance Company (National Life) was chartered in 1848 and is among the 15 largest mutual life insurance companies in the United States. National Life is also known by its registered trade name "National Life of Vermont". National Life employs about 750 people in its home office in Montpelier, Vermont. As a mutual life insurance company, National Life has no shareholders. With its affiliates and subsidiaries, National Life offers a broad range of financial products and services, including life insurance, annuities, disability income insurance, mutual funds, investment advisory and administration services.

National Life primarily develops and distributes individual life insurance and annuity products. National Life markets its products primarily to small business owners, professionals and high net worth individuals by providing financial solutions in the form of estate, business succession and retirement planning, deferred compensation and other key executive fringe benefit plans. Insurance and annuity products are primarily distributed through about 40 general agencies in major metropolitan areas throughout the United States. National Life also distributes its products through brokers and banks.
National Life has about 235,000 policyowners and is licensed to do business in all 50 states and the District of Columbia. About 26% of National Life's total collected premiums are from residents of New York and California.

Through affiliates National Life also distributes and provides investment advisory and administrative services to the Sentinel Group Funds, Inc. The Sentinel Funds' $2.8 billion of net assets represent thirteen mutual funds managed on behalf of about 107,000 individual, corporate and institutional shareholders worldwide.

During 1996, National Life acquired a majority interest in Life Insurance Company of the Southwest (LSW), a Dallas, Texas based financial services company specializing in annuities. LSW is licensed in all states but New York, with particular concentration in the west and the southwest. About 50% of LSW's total collected premiums are from residents of California, Texas and Florida.


NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements of National Life and subsidiaries have been prepared in conformity with generally accepted accounting principles (GAAP).

The consolidated financial statements include the accounts of National Life Insurance Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Certain reclassifications have been made to conform prior periods presented to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Cash and cash equivalents include highly liquid debt instruments purchased with remaining maturities of three months or less.

Debt securities are designated as available-for-sale or held-to-maturity where the company has the ability and intent to hold securities to maturity. Available-for-sale debt securities and equity securities are reported at estimated fair value. Held-to-maturity debt securities are reported at amortized cost. Debt and equity securities that experience declines in value that are other than temporary are written down with a corresponding charge to realized losses.

Mortgage loans are reported at amortized cost, less valuation allowances for the excess, if any, of the amortized cost of impaired loans over the estimated fair value of the related collateral. Changes in valuation allowances are included in realized gains and losses.

Policy loans are reported at their unpaid balance and are fully collateralized by related cash surrender values.

Real estate investments are reported at depreciated cost. Real estate acquired in satisfaction of debt is transferred to real estate at the lower of the recorded investment in the loan, including accrued interest, or estimated fair value.

Realized investment gains and losses are recognized using the specific identification method and include changes in valuation allowances. Changes in the estimated fair values of available-for-sale debt and equity securities are reflected in policyowners' equity after adjustments for related deferred policy acquisition costs, present value of future profits of insurance acquired, income taxes and minority interests.

DEFERRED POLICY ACQUISITION COSTS

Commissions and other costs of acquiring new business that vary with and are primarily related to the production of new business are generally deferred.

Deferred policy acquisition costs for participating life insurance, universal life insurance and investment-type annuities are amortized in relation to estimated gross margins or profits. Amortization is adjusted retrospectively for actual experience and when estimates of future gross margins or profits are revised. Balances of deferred policy acquisition costs for these products are adjusted for related unrealized gains and losses on available-for-sale debt and equity securities through policyowners' equity, net of related income taxes.

Deferred policy acquisition costs for non-participating term life insurance and disability income insurance is amortized in relation to premium income using assumptions consistent with those used in computing policy benefit liabilities.

Balances of deferred policy acquisition costs are regularly evaluated for recoverability from product margins or profits.

PRESENT VALUE OF FUTURE PROFITS OF INSURANCE ACQUIRED

Present value of future profits of insurance acquired is the actuarially-determined present value of future projected profits from policies in force at the date of their acquisition, and is amortized in relation to gross profits of those policies. Amortization is adjusted retrospectively for actual experience and when estimates of future profits are revised.

PROPERTY AND EQUIPMENT

Property and equipment is reported at depreciated cost. Real property is depreciated over 40 years using the straight line method. Furniture and equipment is depreciated using accelerated depreciation methods over 7 years and 5 years, respectively.

SEPARATE ACCOUNTS

Separate accounts are segregated funds relating to certain variable annuity and variable life policies, and National Life's pension plans. Separate account assets are primarily common stocks, bonds, mortgage loans, and real estate and are carried at estimated fair value. Separate account liabilities reflect separate account policyowners' interests in separate account assets, include the actual investment performance of the respective accounts and are not guaranteed. Separate account results relating to these policyowners' interests are excluded from revenues and expenses.

POLICY LIABILITIES

Policy benefit liabilities for participating life insurance are developed using the net level premium method, with interest and mortality assumptions used in calculating policy cash surrender values. Participating life insurance terminal dividends are accrued in relation to gross margins.

Policy benefit liabilities for non-participating life insurance, disability income insurance and certain annuities are developed using the net level premium method, with assumptions for interest, mortality, morbidity, withdrawals and expenses based principally on company experience.

Policyowners' account balances for universal life insurance and investment-type annuities represent amounts that inure to the benefit of the policyowners (before surrender charges).

POLICYOWNERS' DIVIDENDS

Policyowners' dividends are the pro-rata amount of dividends earned that will be paid or credited at the next policy anniversary. Dividends are based on a scale that seeks to reflect the relative contribution of each group of policies to National Life's overall operating results. The dividend scale is approved annually by National Life's Board of Directors.

RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

Premiums from traditional life and certain annuities are recognized as revenue when due from the policyowner. Benefits and expenses are matched with income by providing for policy benefit liabilities and the deferral and amortization of policy acquisition costs so as to recognize profits over the life of the policies.

Premiums from universal life and investment-type annuities are reported as increases in policyowners' accounts. Revenues for these policies consist of mortality charges, policy administration fees and surrender charges deducted from policyowners' accounts. Policy benefits charged to expense include benefit claims in excess of related policyowners' account balances.

Premiums from disability income policies are recognized as revenue over the period to which the premiums relate.

FEDERAL INCOME TAXES

National Life files a consolidated federal income tax return that includes all of its wholly-owned subsidiaries. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

NOTE 3 - ACQUISITION

National Financial Services, Inc., a wholly-owned subsidiary of National Life, acquired a two-thirds interest in Life Insurance Company of the Southwest (LSW) located in Dallas, Texas on February 8, 1996. LSW is a financial services company specializing in annuities that is licensed in all states except New York.

The acquisition was accomplished by purchasing two-thirds of LSW Holdings Corporation, the owner of LSW. LSW Holdings Corporation was renamed LSW National Holdings, Inc. concurrent with the purchase. The purchase price was about $102 million in cash. The purchase resulted in the recording of an intangible asset for the present value of future profits of insurance acquired of $67.2 million.

The minority shareholders have the right to put their shares to National Life at specified prices in the event of certain contingencies during the first five years subsequent to closing and generally thereafter. Similarly, National Life has the right to call the minority shareholders' shares at specified prices. The specified prices are generally a function of GAAP equity or the original purchase price.

These consolidated financial statements include the financial position and operations of LSW National Holdings since the purchase, along with appropriate adjustments for minority interests, using the purchase method. Pro forma results had the acquisition occurred as of January 1, 1996 are shown in the table below (in thousands). These pro forma consolidated results are not necessarily indicative of the actual results which might have occurred had National Life owned LSW since that date.

                                                                       1996
---------------------------------------------------------------------------------
Revenues                                                            $  1,026,763
Net income                                                                17,356

Noncash investing activities relating to the acquisition that are not reflected in the 1996 consolidated statement of cash flow were as follows (in thousands):

Fair value of assets acquired, excluding cash acquired              $  1,144,694
Liabilities assumed                                                   (1,063,143)
---------------------------------------------------------------------------------
     Cash paid (net of cash acquired)                               $     81,551
=================================================================================

NOTE 4 - INVESTMENTS

Debt and Equity Securities

The amortized cost and estimated fair values of debt and equity securities at December 31 were as follows (in thousands):

                                                                    Gross           Gross
                                                 Amortized       Unrealized      Unrealized     Estimated Fair
                     1997                          Cost             Gains          Losses           Value
---------------------------------------------------------------------------------------------------------------
Available-for-sale (AFS):
     U.S. government obligations                $   284,039      $    13,515     $       612     $   296,942
     Government agencies, authorities
          and subdivisions                          178,986           11,649             793         189,842
     Public utilities                               389,744           19,246           6,314         402,676
     Corporate                                    2,403,091          133,881           7,069       2,529,903
     Private placements                             598,144           29,576           2,170         625,550
     Mortgage-backed securities                   1,196,369           35,308           1,275       1,230,402
---------------------------------------------------------------------------------------------------------------
       Total AFS debt securities                  5,050,373          243,175          18,233       5,275,315
     Preferred stocks                                 6,482              803             259           7,026
     Common stocks                                   29,638            5,511              63          35,086
---------------------------------------------------------------------------------------------------------------
       Total AFS debt and equity securities     $ 5,086,493      $   249,489     $    18,555     $ 5,317,427
===============================================================================================================

                     1996
---------------------------------------------------------------------------------------------------------------
Available-for-sale (AFS):
     U.S. government obligations                $   180,646      $     3,336     $       187     $   183,795
     Government agencies, authorities
          and subdivisions                          222,867            9,165           3,693         228,339
     Public utilities                               427,426           12,354           7,270         432,510
     Corporate                                    2,176,977           72,482          20,581       2,228,878
     Private placements                             199,061            4,923           2,349         201,635
     Mortgage-backed securities                   1,089,434           16,244          10,142       1,095,536
---------------------------------------------------------------------------------------------------------------
       Total AFS debt securities                  4,296,411          118,504          44,222       4,370,693
     Preferred stocks                                 9,719              739             359          10,099
     Common stocks                                    9,705            2,560              11          12,254
---------------------------------------------------------------------------------------------------------------
       Total AFS debt and equity securities     $ 4,315,835      $   121,803     $    44,592     $ 4,393,046
===============================================================================================================


Held-to-maturity (HTM) debt securities:
     U.S. government obligations                $    2,052       $      14       $        2      $     2,064
     Government agencies, authorities
          and subdivisions                           20,970           1,264             208           22,026
     Public utilities                                 9,953             359               1           10,311
     Corporate                                       30,669           1,593              40           32,222
     Private placements                             527,056          21,799           3,061          545,794
---------------------------------------------------------------------------------------------------------------
       Total HTM debt securities                $   590,700      $   25,029      $    3,312      $   612,417
===============================================================================================================

Unrealized gains and losses on available-for-sale debt and equity securities included as a component of policyowners' equity and changes therein for the years ended December 31 were as follows (in thousands):

                                                                            1997             1996
----------------------------------------------------------------------------------------------------
Net unrealized gains (losses) on available-for-sale securities         $ 153,723        $ (153,543)
Net unrealized gains on separate accounts                                  3,047             1,225
Related minority interests                                                (9,360)            2,474
Related deferred policy acquisition costs                                (44,378)           61,726
Related present value of future profits of insurance acquired            (10,138)           11,639
Related deferred income taxes                                            (36,744)           28,173
----------------------------------------------------------------------------------------------------
         Increase (decrease) in net unrealized gains (losses)             56,150           (48,306)
         Balance, beginning of year                                       28,867            77,173
----------------------------------------------------------------------------------------------------
                 Balance, end of year                                  $  85,017       $    28,867
====================================================================================================

Balance, end of year includes:
    Net unrealized gains on available-for-sale securities              $ 230,934       $    77,211
    Net unrealized gains on separate accounts                              4,272             1,225
    Related minority interests                                            (6,886)            2,474
    Related deferred policy acquisition costs                            (94,678)          (50,300)
    Related present value of future profits on insurance acquired          1,501            11,639
    Related deferred income taxes                                        (50,126)          (13,382)
----------------------------------------------------------------------------------------------------
                 Balance, end of year                                 $   85,017       $    28,867
====================================================================================================

In December 1997, National Life transferred all securities designated as held-to-maturity to available-for-sale. The securities transferred had an estimated fair value of $618.8 million and an amortized cost of $586.1 million, resulting in $32.7 million in unrealized gains.

The amortized cost and estimated fair values of debt securities by contractual maturity at December 31, 1997 are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                              Amortized    Estimated Fair
                                                Cost            Value
---------------------------------------------------------------------------
Due in one year or less                        $    82,465    $    83,291
Due after one year through five years              557,609        575,489
Due after five years through ten years           2,074,439      2,147,536
Due after ten years                              1,139,491      1,238,597
Mortgage-backed securities                       1,196,369      1,230,402
---------------------------------------------------------------------------
         Total                                 $ 5,050,373    $ 5,275,315
===========================================================================

Information relating to available-for-sale debt security sale transactions for the years ended December 31 are shown below (in thousands):

                                                 1997             1996
---------------------------------------------------------------------------
Proceeds from sales                            $ 1,928,055   $ 1,990,175

Gross realized gains                           $    27,318   $    46,092
Gross realized losses                          $    16,916   $    42,759

National Life periodically lends certain U.S. government or corporate bonds to approved counterparties to enhance the yield of its bond portfolio. National Life receives cash collateral for at least 105% of the market value of securities loaned. Collateral adequacy is evaluated daily and periodically adjusted for changes in the market value of securities loaned. The carrying values of securities loaned are unaffected by the transaction. Collateral held (included in cash and cash equivalents) and the corresponding liability for collateral held (included in other liabilities) were $19.8 million and $159.4 million at December 31, 1997 and 1996, respectively.

National Life also periodically enters into repurchase agreements on U.S. Treasury securities to enhance the yield of its bond portfolio. These transactions are accounted for as financings because the securities received at the end of the repurchase period are identical to the securities transferred. There were no open transactions at December 31, 1996. The repurchase liability is included in other liabilities and was $234.6 million at December 31, 1997.

MORTGAGE LOANS AND REAL ESTATE

The distributions of mortgage loans and real estate at December 31 were as follows:

                                                         1997             1996
                                                   ------------------------------
 GEOGRAPHIC REGION
 -----------------
 New England                                              4.0%             4.5%
 Middle Atlantic                                         10.3              9.0
 East North Central                                       8.8             10.4
 West North Central                                       4.9              3.6
 South Atlantic                                          29.1             30.2
 East South Central                                       5.0              4.4
 West South Central                                      10.8             13.3
 Mountain                                                16.7             15.9
 Pacific                                                 10.4              8.7
---------------------------------------------------------------------------------
          Total                                         100.0%           100.0%
=================================================================================

 PROPERTY TYPE
 -------------
 Residential                                              0.2%             0.3%
 Apartment                                               24.3             21.1
 Retail                                                  15.9             18.6
 Office Building                                         34.0             32.6
 Industrial                                              22.2             25.0
 Hotel/Motel                                              0.9              1.0
 Other Commercial                                         2.5              1.4
---------------------------------------------------------------------------------

          Total                                         100.0%           100.0%
=================================================================================

 Total mortgage loans and real estate            $  1,088,096     $  1,006,466
=================================================================================

Mortgage loans and related valuation allowances at December 31 were as follows (in thousands):

                                                      1997            1996
----------------------------------------------------------------------------
Unimpaired loans                                $  965,760       $ 876,994
Impaired loans without valuation allowances          9,413           6,146
----------------------------------------------------------------------------
         Subtotal                                  975,173         883,140
----------------------------------------------------------------------------
Impaired loans with valuation allowances            21,426          31,167
Related valuation allowances                        (4,429)         (7,283)
----------------------------------------------------------------------------
         Subtotal                                   16,997          23,884
----------------------------------------------------------------------------
                 Total                          $  992,170       $ 907,024
============================================================================

Impaired loans:
    Average recorded investment                 $   34,076       $  40,161
    Interest income recognized                  $    3,543       $   5,026
    Interest received                           $    3,818       $   5,170


Impaired loans are mortgage loans where it is not probable that all amounts due under the contractual terms of the loan will be received. Impaired loans without valuation allowances are mortgage loans where the estimated fair value of the collateral exceeds the recorded investment in the loan. For these impaired loans, interest income is recognized on an accrual basis, subject to recoverability from the estimated fair value of the loan collateral. For impaired loans with valuation allowances, interest income is recognized on a cash basis.

Activity in the valuation allowances for impaired mortgage loans for the years ended December 31 were as follows (in thousands):

                                                                     1997         1996
=========================================================================================
Additions for impaired loans charged to realized losses        $    1,543      $  3,944
Impairment losses charged to valuation allowances                  (1,419)       (7,559)
Changes to previously established valuation allowances             (2,978)        2,423
-----------------------------------------------------------------------------------------
         Decrease in valuation allowances                          (2,854)       (1,192)
         Balance, beginning of year                                 7,283         8,475
-----------------------------------------------------------------------------------------
         Balance, end of year                                  $    4,429      $  7,283
=========================================================================================

NET INVESTMENT INCOME

The components of net investment income for the years ended December 31 were as follows (in thousands):

                                                     1997             1996
----------------------------------------------------------------------------
 Debt securities interest                      $  392,674       $  385,750
 Equity securities dividends                        2,765            1,730
 Mortgage loan interest                            85,782           81,575
 Policy loan interest                              48,856           49,438
 Real estate income                                15,822           15,193
 Other investment income                           13,627            9,016
----------------------------------------------------------------------------
          Gross investment income                 559,526          542,702
          Less: investment expenses                26,932           25,434
----------------------------------------------------------------------------
          Net investment income                $  532,594       $  517,268
============================================================================

DERIVATIVES

National Life purchases over-the-counter options and exchange-traded futures on the Standard & Poor's 500 (S&P 500) index to hedge obligations relating to equity indexed products. When the S&P 500 index increases, increases in the intrinsic value of the options and fair value of futures are offset by increases in equity indexed product account values. When the S&P 500 index decreases, National Life's loss is the decrease in the fair value of futures and is limited to the premium paid for the options.

National Life purchases options only from highly rated counterparties. However, in the event a counterparty failed to perform, National Life's loss would be equal to the fair value of the net options held from that counterparty.

The option premium is expensed over the term of the option. The amortization of the option premium, increases in the intrinsic value of options and changes in the fair value of futures are reflected in investment income. Interest credited includes amounts that would be credited on the next policy anniversary based on the S&P 500 index's value at the reporting date.

The notional amounts and net book value of options and futures at December 31, were as follows (in thousands):

                                                                              1997                1996
-----------------------------------------------------------------------------------------------------------
 Notional amounts:
          Options                                                         $  245,187             $ 61,078
          Futures                                                         $   27,892                  -
===========================================================================================================

 Book values:
 Options:   Net amortized cost                                            $    4,058             $  2,986
            Intrinsic value                                                    7,876                3,480
-----------------------------------------------------------------------------------------------------------
            Book value                                                        11,934                6,466
 Futures at fair value                                                           630                   -
-----------------------------------------------------------------------------------------------------------
 Net book value (included in other invested assets)                       $   12,564             $  6,466
===========================================================================================================

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments at December 31 were as follows (in thousands):

                                                             1997                            1996
----------------------------------------------------------------------------------------------------------------------
                                                  Carrying     Estimated Fair   Carrying Value  Estimated Fair
                                                    Value           Value                           Value
----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                         $   372,180   $    372,180       $   268,235       $   268,235

Available-for-sale debt and equity securities       5,317,427      5,317,427         4,393,046         4,393,046

Held-to-maturity debt securities                            -              -           590,700           612,417

Mortgage loans                                        992,170      1,024,582           907,024           924,732

Policy loans                                          791,753        730,059           796,193           715,914
Derivatives                                            12,564         11,629             6,466             5,123

Investment products                                 2,642,511      2,503,727         2,341,273         2,336,171

Debt                                                   80,085         82,314            82,682            80,149

For cash and cash equivalents carrying value approximates estimated fair value.

Debt and equity securities estimated fair values are based on quoted values where available. Where quoted values are not available, estimated fair values are based on discounted cash flows using current interest rates of similar securities.

Mortgage loan fair values are estimated as the average of discounted cash flows under different scenarios of future mortgage interest rates (including appropriate provisions for default losses and borrower prepayments).

For variable rate policy loans the unpaid balance approximates fair value. Fixed rate policy loan fair values are estimated based on discounted cash flows using the current variable policy loan rate (including appropriate provisions for mortality and repayments).

Derivatives estimated fair values are based on quoted values.

Investment products include flexible premium annuities, single premium deferred annuities and supplementary contracts not involving life contingencies. Investment product fair values are estimated as the average of discounted cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

Debt fair values are estimated values are based on discounted cash flows using current interest rates of similar securities.


NOTE 5 - INSURANCE IN-FORCE AND REINSURANCE

National Life reinsures certain risks assumed in the normal course of business. For individual life products, National Life generally retains no more than $3.0 million of risk on any person (excluding accidental death benefits and dividend additions). Reinsurance for life products is ceded under yearly renewable term, coinsurance, and modified coinsurance. Disability income products are significantly reinsured under coinsurance and modified coinsurance.

National Life remains liable in the event any reinsurer is unable to meet its assumed obligations. National Life regularly evaluates the financial condition of its reinsurers and concentrations of credit risk of reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

The effects of reinsurance for the years ended December 31, were as follows (in thousands):

                                                     1997             1996
-------------------------------------------------------------------------------
 Insurance premiums:
          Direct premiums                         $  470,853       $  474,998
          Reinsurance assumed                            896              959
          Reinsurance ceded                          (72,732)         (69,671)
-------------------------------------------------------------------------------
                                                  $  399,017       $  406,286
===============================================================================

 Increase in policy liabilities:
          Direct increase in policy               $  112,577       $  164,233
            liabilities
          Reinsurance assumed                             17              (20)
          Reinsurance ceded                            5,540            2,455
-------------------------------------------------------------------------------
                                                  $  118,134       $  166,668
===============================================================================

 Policy benefits:
          Direct policy benefits                  $  393,082       $  363,405
          Reinsurance assumed                             12               62
          Reinsurance ceded                          (79,275)         (65,903)
-------------------------------------------------------------------------------
                                                  $  313,819       $  297,564
===============================================================================


 Policyowners' dividends:
          Direct policyowners' dividends          $  111,617       $  112,050
          Reinsurance ceded                           (5,305)          (6,360)
-------------------------------------------------------------------------------
                                                  $  106,312       $  105,690
===============================================================================

NOTE 6 - INCOME TAXES

The components of income taxes and a reconciliation of the expected and actual income taxes and marginal and effective federal income tax rates for the years ended December 31 were as follows ($ in thousands):

                                                                1997                           1996
-----------------------------------------------------------------------------------------------------------------
                                                        Amount          Rate          Amount           Rate
-----------------------------------------------------------------------------------------------------------------
 Current                                              $  41,654                     $  45,603
 Deferred                                               (20,747)                      (13,646)
------------------------------------------------------------------            -----------------
          Income taxes                                $  20,907                     $  31,957
==================================================================            =================

 Expected income taxes                                $  22,531         35.0%       $  19,252          35.0%
 Differential earnings amount                             4,581          7.1            6,007          10.9
 Affordable housing tax credit                           (4,318)        (6.7)          (1,305)         (2.4)
 Net change in tax reserves                               1,298          2.0           10,290          18.7
 Other, net                                              (3,185)        (4.9)          (2,287)         (4.1)
-----------------------------------------------------------------------------------------------------------------
          Income taxes                                $  20,907                     $  31,957
=================================================================             =================
Effective federal income tax rate                                       32.5%                          58.1%
==========================================                       ==============                ==================



Components of net deferred income tax assets at December 31 were as follows (in thousands):

                                                                                 1997            1996
-----------------------------------------------------------------------------------------------------------------
 Deferred income tax assets:
    Policy liabilities                                                        $  172,387      $  160,933
    Other liabilities and accrued expenses                                        56,946          47,703
    Other                                                                          4,294          10,495
-----------------------------------------------------------------------------------------------------------------
                  Total deferred income tax assets                               233,627         219,131
-----------------------------------------------------------------------------------------------------------------

 Deferred income tax liabilities:
    Deferred policy acquisition costs                                            126,914         125,454
    Present value of future profits of insurance acquired                         20,642          24,262
    Net unrealized gain on available-for-sale securities                          50,126          13,382
    Debt and equity securities                                                     9,253           9,352
    Other                                                                          9,175          13,167
-----------------------------------------------------------------------------------------------------------------
                  Total deferred income tax liabilities                          216,110         185,617
-----------------------------------------------------------------------------------------------------------------

                  Net deferred income tax assets                              $   17,517      $   33,514
=================================================================================================================

Management believes it is more likely than not that National Life will realize the benefit of deferred tax assets.

National Life's federal income tax returns are routinely audited by the IRS. The IRS has examined tax returns through 1993 and is currently examining the years 1994 and 1995. In management's opinion adequate tax liabilities have been established for all open years.

NOTE 7 - BENEFIT PLANS

National Life sponsors a qualified defined benefit pension plan covering substantially all employees. The plan is administered by National Life's Benefits Committee and is non-contributory, with benefits based on an employee's retirement age, years of service and compensation near retirement. Plan assets are primarily bonds and common stocks held in a National Life separate account and funds invested in an annuity contract issued by National Life. National Life also sponsors other non-qualified pension plans, including a non-contributory defined benefit plan for general agents that provides benefits based on years of service and sales levels, a contributory defined benefit plan for certain employees, agents and general agents and a non-contributory defined supplemental benefit plan for certain executives. These non-qualified plans are not funded.

National Life sponsors four defined benefit postretirement plans that provide medical, dental and life insurance benefits to employees and agents. Substantially all employees and agents may be eligible for retiree benefits if they reach normal retirement age and meet certain minimum service requirements while working for National Life. Most of the plans are contributory, with retiree contributions adjusted annually, and contain cost sharing features such as deductibles and copayments. The plans are not funded and National Life pays for plan benefits on a current basis. The cost of these benefits is recognized as earned.

During 1997, National Life offered enhanced pension and postretirement benefits to employees meeting certain defined eligibility requirements. The program resulted in special termination benefits for the expected present value of the enhancements to benefits, curtailment gains for reductions in the pension benefit obligations relating to assumed increases in future compensation levels and settlement gains for the pro-rata recognition of actuarial gains on lump sum settlements of pension benefit obligations.

The status of the defined benefit plans at December 31, was as follows (in thousands):

                                                                            Pension Benefits          Other Benefits
                                                                     ---------------------------------------------------------
                                                                             1997          1996         1997        1996
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION:
   Benefit obligation, beginning of year                                   $180,075       $ 170,740   $ 24,351     $ 23,410

   Service cost (benefits earned during the current period)                   4,467           4,384        630          667
  Interest cost on benefit obligation                                        13,629          11,788      1,669        1,652
  Actuarial gains                                                           (19,077)          3,312     (3,587)        (592)
  Benefits paid                                                             (14,557)        (10,149)      (784)        (786)
  1997 early retirement program:
    Special termination benefits                                              10,878             -       2,480            -
    Curtailment gain                                                          (3,630)            -          -             -
    Settlement payments                                                       (8,799)            -          -             -
------------------------------------------------------------------------------------------------------------------------------
    Benefit obligation, end of year                                        $ 162,986      $ 180,075   $ 24,759     $ 24,351
==============================================================================================================================

CHANGE IN PLAN ASSETS:
   Plan assets, beginning of year                                          $  97,566      $  90,592
   Actual return on plan assets                                               23,337         10,230
  Employer contributions                                                       2,502          2,047
  Benefits paid                                                               (5,722)        (5,303)
  1997 early retirement program settlement payments                           (8,799)             -
------------------------------------------------------------------------------------------------------
  Plan assets, end of year                                                 $ 108,884      $  97,566
======================================================================================================
 FUNDED STATUS:
    Benefit obligation                                                     $ 162,986      $ 180,075   $ 24,759     $ 24,351
    Plan assets                                                             (108,884)       (97,566)         -           -
------------------------------------------------------------------------------------------------------------------------------
      Benefit obligation in excess of plan assets                             54,102         82,509     24,759       24,351
   Unrecognized actuarial gains (losses)                                      28,485         (2,376)     4,548          930
   Unrecognized prior service cost                                                -             -       (1,224)      (1,296)
------------------------------------------------------------------------------------------------------------------------------
          Accrued benefit cost (included in other liabilities)             $  82,587      $  80,133   $ 28,083     $ 23,985
==============================================================================================================================


The components of net periodic benefit cost for the years ended December 31, were as follows (in thousands):

                                                                    Pension Benefits           Other Benefits
                                                              ----------------------------------------------------
                                                                    1997         1996         1997        1996
------------------------------------------------------------------------------------------------------------------
 Service cost (benefits earned during the current period)        $   4,467   $    4,384      $   630    $    667
 Interest cost on benefit obligation                                13,629       11,788        1,669       1,652
 Expected return on plan assets                                     (8,636)      (6,225)           -           -
 Net amortization and deferrals                                          -            -           31           -
 Amortization of prior service cost                                      -            -           72          72
 1997 early retirement program:
          Special termination benefits                              10,878            -        2,480           -
          Curtailment gain                                          (3,630)           -            -           -
          Settlement gains                                          (2,917)           -            -           -
------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost (included in operating expenses)       $ 13,791    $   9,947      $ 4,882     $ 2,391
==================================================================================================================

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows (in thousands):

                                                                    1997         1996
---------------------------------------------------------------------------------------
 Projected benefit obligation                                     $ 69,116     $ 71,511
 Accumulated benefit obligation                                     66,268       67,070
 Fair value of plan assets                                               -            -

The actuarial assumptions used in determining benefit obligations at December 31, were as follows:

                                                                     Pension Benefits          Other Benefits
                                                               ---------------------------------------------------
                                                                    1997         1996         1997        1996
------------------------------------------------------------------------------------------------------------------
 Discount rate                                                      7.50%        7.00%        7.50%       7.00%
  Rate of increase in future compensation levels                    3.50%        5.00%
  Expected long term return on plan assets                          9.00%        7.00%

Health care cost trend rates grade to 5% in year 2000 and remain level thereafter. Increasing the assumed health care trend rates by one percentage point in each year would increase the APBO by about $2.4 million and the 1997 service and interest cost components of net periodic postretirement benefit cost by about $0.3 million. Decreasing the assumed health care trend rates by one percentage point in each year would reduce the APBO by about $1.9 million and the 1997 service and interest cost components of net periodic postretirement benefit cost by about $0.3 million. National Life uses the straight-line method of amortization for prior service cost and unrecognized gains and losses.

National Life provides employee savings and 401(k) plans where up to 3% of an employee's compensation may be invested by the employee in either plan with matching funds contributed by the company. National Life also contributes various amounts of an employee's compensation (up to certain levels) to a 401(k) account. Additional voluntary employee contributions may be made to the plans subject to certain limits. Company contributions to these plans generally vest within two years.

NOTE 8 - DEBT

Debt consists of the following (in thousands):
                                                                                           1997             1996
---------------------------------------------------------------------------------------------------------------------------
 8.25% Surplus Notes:                                                                     $ 69,685         $ 69,682
       $70 million, maturing March 1, 2024 with interest payable
       semi-annually on March 1 and September 1. The notes are
       unsecured and subordinated to all present and future
       indebtedness, policy claims and prior claims. The notes may be redeemed in whole or in part any time after March 1, 2004 at predetermined redemption prices. All interest and principal payments require prior written approval by the State of Vermont
       Department of Banking, Insurance, Securities and Health Care
       Administration.

 6.10% Term Note:                                                                           10,400           13,000
       maturing March 1, 2000 with interest payable semi-annually on
       March 1 and September 1.  The note is secured by subsidiary stock, includes certain restrictive covenants and  requires annual payments of principal (see below).
---------------------------------------------------------------------------------------------------------------------------
       Total debt                                                                         $ 80,085         $ 82,682
===========================================================================================================================

The aggregate annual maturities of debt for the next five years are as follows (in thousands):

     1998                                                   $ 4,400
     1999                                                     3,000
     2000                                                     3,000
     2001                                                         -
     2002                                                         -

In February 1998, the Term Note was renegotiated. Under the new terms, effective March 1, 1998, the interest rate will be 6.57% with principal payments of $2.0 million annually for 1998 to 2001 (inclusive) and $2.4 million in 2002.

NOTE 9 - CONTINGENCIES

During 1997, several class action lawsuits were filed against National Life in various states relating to the sale of life insurance policies during the 1980's and 1990's. National Life specifically denies any wrongdoing and intends to defend these cases vigorously. Accordingly, a provision for legal and administrative costs of defending these lawsuits was established in 1997.

The ultimate outcome of such litigation is uncertain given the complexity and scope of the issues involved. While management believes that the ultimate outcome is unlikely to have a material adverse effect on National Life's financial position (after considering existing provisions), an adverse outcome could materially affect operating results for a given year.

NOTE 10 - STATUTORY INFORMATION

National Life prepares statutory basis financial statements for regulatory filings with insurance regulators in all 50 states and the District of Columbia. A reconciliation of National Life Insurance Company's statutory surplus to GAAP retained earnings at December 31 and statutory net income to GAAP net income for the years ended December 31 were as follows (in thousands):

                                                          1997                              1996
                                        ----------------------------------------------------------------------
                                               Surplus/                           Surplus/
                                               Retained                           Retained
                                               Earnings        Net Income         Earnings       Net Income
--------------------------------------------------------------------------------------------------------------
Statutory surplus/net income                    $  342,614        $  49,574    $     305,611     $     11,684

Asset valuation reserve                             67,734                -           57,054                -
Interest maintenance reserve                        56,940             (229)          57,169            1,540
Surplus notes                                      (69,685)              (3)         (69,682)              (3)
Non-admitted assets                                 20,874                -           18,391                -

Investments                                           (944)         (18,856)          18,504              290
Deferred policy acquisition costs                  437,932           (5,651)         443,583            3,970
Deferred income taxes                               72,544           13,807           58,737            9,179
Policy liabilities                                (186,349)           7,449         (193,798)          (9,874)
Policyowners' dividends                             64,734            2,206           62,528           (1,142)
Benefit plans                                      (37,826)          (1,732)         (36,094)           4,403
Other changes, net                                 (12,696)         (10,734)          (1,962)          (2,924)
--------------------------------------------------------------------------------------------------------------

GAAP retained earnings/net income               $  755,872       $   35,831     $    720,041         $ 17,123
==============================================================================================================

The New York Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

                  NATIONAL VARIABLE
                LIFE INSURANCE ACCOUNT

                 FINANCIAL STATEMENTS

                      * * * * *


                  DECEMBER 31, 1997

[PRICE WATERHOUSE LLP LOGO]

                     REPORT OF INDEPENDENT ACCOUNTANTS
                     ---------------------------------



April 22, 1998



To the Board of Directors of
National Life Insurance Company
and Policyowners of
National Variable Life Insurance Account

In our opinion, the accompanying statement of assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of National Variable Life Insurance Account (a Separate Account of National Life Insurance Company) (the Variable Account) at December 31, 1997, and the results of its operations and the changes in its net assets for year ended December
31, 1997 and the period from March 11, 1996 through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Variable Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 1997

NOTE 1 - NATURE OF OPERATIONS

National Variable Life Insurance Account (the Variable Account) began operations on March 11, 1996 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (National
Life). The Variable Account was established by National Life as a separate investment account to invest the net premiums received from the sale of certain variable life insurance products. Equity Services, Inc., an indirect wholly-owned subsidiary of National Life, is the principal underwriter for the variable life insurance policies issued by National Life. Sentinel Advisors Company, an indirectly-owned subsidiary of National Life, provides investment advisory services for certain Market Street Fund, Inc. mutual fund portfolios.

The Variable Account invests the accumulated policyowner account values in shares of mutual fund portfolios within Market Street Fund, Inc., Variable Insurance Products Fund (VIPF), and Alger American Fund. Net premiums received by the Variable Account are deposited in investment portfolios as designated by the policyowner, except for initial net premiums on new policies which are first invested in the Market Street Fund Money Market Portfolio. Policyowners may also direct the allocations of their account value between the various investment portfolios within the Variable Account and a declared interest account (within the General Account of National Life) through participant transfers.

There are fifteen sub-accounts within the Variable Account. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated policyowner account values of the underlying variable life insurance policies investing in the sub-account.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed in the preparation of the Variable Account's financial statements.

INVESTMENTS

The mutual fund portfolios consist of the Market Street Fund Money Market, Market Street Fund Growth (formerly Market Street Fund Common Stock), Market Street Fund Aggressive Growth, Market Street Fund Managed, Market Street Fund Bond, Market Street Fund International, Market Street Fund Sentinel Growth, VIPF Equity-Income, VIPF Overseas, VIPF Growth, VIPF High Income, VIPF Contra, VIPF Index 500, Alger American Growth, Alger American Small Capitalization (the Portfolios). The VIPF Contra and VIPF Index 500 mutual fund portfolios were added to the Variable Account in 1997. The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies.
Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

INVESTMENT VALUATION

The investments in the Portfolios are valued at the closing net asset value per share as determined by the portfolio at the end of each period. The change in the difference between cost and market value is reflected as unrealized gain (loss) in the Statement of Operations.

INVESTMENT TRANSACTIONS

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income (including capital gain distributions) are recorded on the ex-dividend date. The cost of investments sold is determined using the weighted average cost method.

FEDERAL INCOME TAXES

The operations of the Variable Account are part of, and taxed with, the total operations of National Life. Under existing federal income tax law, investment income and capital gains attributable to the Variable Account are not taxed.

NOTE 3 - CHARGES AND EXPENSES

National Life deducts a daily charge from the Variable Account based on an annual rate of .9% of each sub-account's net asset value for its assumption of mortality and expense risks. The mortality risk assumed is that the insureds under the policies may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies may exceed expected levels.

Cost of insurance charges are deducted monthly from each policyowner's accumulated account value for the insurance protection provided and are remitted to National Life. These charges vary based on the net amount at risk, attained age of the insured, and other factors. As partial compensation for administrative services provided, National Life also deducts a monthly administrative charge from each policyowner's accumulated account value.

Certain deferred administrative and sales charges are deducted from the policyowner's accumulated account value if the underlying variable life insurance policy is surrendered or lapsed prior to the end of the fifteenth policy year.

NOTE 4 - INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 1997 are set forth below:


Portfolio                                                 Shares                 Cost
---------                                                 ------                 ----
Market Street Fund Money Market                         3,943,908            $ 3,943,908
Market Street Fund Growth                                 636,350             10,260,180
Market Street Fund Aggressive Growth                       28,951                586,320
Market Street Fund Managed                                 56,668                880,427
Market Street Fund Bond                                    39,297                419,059
Market Street Fund International                           66,520                895,490
Market Street Fund Sentinel Growth                        545,281              5,602,736
VIPF Equity-Income                                        194,007              4,228,149
VIPF Overseas                                              65,691              1,253,090
VIPF Growth                                                92,369              3,129,870
VIPF High Income                                           85,125              1,089,467
VIPF Contra                                                20,915                411,546
VIPF Index 500                                              4,759                528,529
Alger American Growth                                      48,594              1,880,879
Alger American Small Capitalization                        62,841              2,607,214
                                                                             -----------

    Total                                                                    $37,716,864
                                                                             ===========

The cost also represents the aggregate cost for federal income tax purposes.

NOTE 5 - PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the period ended December 31, 1997 aggregated the following:


Portfolio                                             Purchases                Proceeds
---------                                            -------------          ------------
Market Street Fund Money Market                      $ 22,741,388           $ 19,929,117
Market Street Fund Growth                               5,581,934              1,245,245
Market Street Fund Aggressive Growth                      619,884                146,745
Market Street Fund Managed                                662,415                212,469
Market Street Fund Bond                                   409,686                 70,206
Market Street Fund International                          830,063                197,678
Market Street Fund Sentinel Growth                        667,611                168,249
VIPF Equity-Income                                      3,882,437                991,921
VIPF Overseas                                           1,374,157                322,772
VIPF Growth                                             3,003,178                582,960
VIPF High Income                                        1,135,782                224,814
VIPF Contra                                               573,322                164,368
VIPF Index 500                                            692,398                165,769
Alger American Growth                                   1,724,350                433,208
Alger American Small Capitalization                     2,643,580                683,616


NOTE 6 - LOANS

Policyowners may obtain loans after the first policy year as outlined in the variable life insurance policy. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Variable Account to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Variable Account.

NOTE 7 - DISTRIBUTION OF NET INCOME

The Variable Account does not expect to declare dividends to policyowners from accumulated net income. The accumulated net income will be distributed to policyowners as withdrawals (in the form of death benefits, surrenders or policy loans) in excess of the policyowners' net contributions to the Variable Account.

NOTE 8 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (IRC), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable universal life contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.
The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
            (A Separate Account of National Life Insurance Company)

                              STATEMENT OF ASSETS

                               December 31, 1997

                                                                                          Policyowner        National Life
                                                                                            Account            Insurance
                                                                                            Values              Company
                                                                                     ---------------------- -------------------
ASSETS:
Investments in shares of mutual fund portfolios at market value
 (policyowner accumulation units and unit value):

  Market Street Fund Money Market (356,624.12 accumulation units at
    $11.06  unit value)                                                                      $   3,943,908

  Market Street Fund Growth (373,191.56 accumulation units at $14.32
    unit value)                                                                                  5,342,928       $   7,275,510

  Market Street Fund Aggressive Growth (47,206.16 accumulation units at
    $13.61 unit value)                                                                             642,433

  Market Street Fund Managed (74,215.85 accumulation units at
    $13.03 unit value)                                                                             966,753

  Market Street Fund Bond (38,703.43 accumulation units at 11.15 unit value)                       431,479

  Market Street Fund International (75,825.93 accumulation units
    at $11.94 unit value)                                                                          905,335

  Market Street Fund Sentinel Growth (43,427.93 accumulation units at
    $14.43 unit value)                                                                             626,453           7,329,199

  VIPF Equity-Income (156,267.63 accumulation units at
    $30.14 unit value)                                                                           4,710,498

  VIPF Overseas (67,798.07 accumulation units at $18.60 unit value)                              1,261,285

  VIPF Growth (112,061.30 accumulation units at $30.58 unit value)                               3,426,885

  VIPF High Income (40,363.08 accumulation units at $28.64 unit value)                           1,156,003

  VIPF Contra Fund (34,066.94 accumulation units at $12.24 unit value)                             417,046

  VIPF Index 500 (23,228.43 accumulation units at $23.44 unit value)                               544,410

  Alger American Growth (155,907.83 accumulation units at
    $13.33 unit value)                                                                           2,077,864

  Alger American Small Capitalization (247,743.48 accumulation units
    at $11.10 unit value)                                                                        2,749,311
                                                                                          -------------------------------------
    TOTAL ASSETS                                                                             $  29,202,591       $  14,604,709
                                                                                          =====================================




                                                                                           Total
                                                                                      --------------------
ASSETS:
Investments in shares of mutual fund portfolios at market value
 (policyowner accumulation units and unit value):

  Market Street Fund Money Market (356,624.12 accumulation units at
    $11.06  unit value)                                                                     $   3,943,908

  Market Street Fund Growth (373,191.56 accumulation units at $14.32
    unit value)                                                                                12,618,438

  Market Street Fund Aggressive Growth (47,206.16 accumulation units at
    $13.61 unit value)                                                                            642,433

  Market Street Fund Managed (74,215.85 accumulation units at
    $13.03 unit value)                                                                            966,753

  Market Street Fund Bond (38,703.43 accumulation units at 11.15 unit value)                      431,479

  Market Street Fund International (75,825.93 accumulation units
    at $11.94 unit value)                                                                         905,335

  Market Street Fund Sentinel Growth (43,427.93 accumulation units at
    $14.43 unit value)                                                                          7,955,652

  VIPF Equity-Income (156,267.63 accumulation units at
    $30.14 unit value)                                                                          4,710,498

  VIPF Overseas (67,798.07 accumulation units at $18.60 unit value)                             1,261,285

  VIPF Growth (112,061.30 accumulation units at $30.58 unit value)                              3,426,885

  VIPF High Income (40,363.08 accumulation units at $28.64 unit value)                          1,156,003

  VIPF Contra Fund (34,066.94 accumulation units at $12.24 unit value)                            417,046

  VIPF Index 500 (23,228.43 accumulation units at $23.44 unit value)                              544,410

  Alger American Growth (155,907.83 accumulation units at
    $13.33 unit value)                                                                          2,077,864

  Alger American Small Capitalization (247,743.48 accumulation units
    at $11.10 unit value)                                                                       2,749,311
                                                                                     ---------------------
    TOTAL ASSETS                                                                            $  43,807,300
                                                                                     =====================

   The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
            (A Separate Account of National Life Insurance Company)

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                    Policyowner Account Values
                                      ----------------------------------------------------------------------------------------
                                                                Market Street Fund                           Alger American
                                      -------------------------------------------------------------------   ------------------
                                       Money             Aggressive                              Sentinel
                                       Market     Growth   Growth   Managed    Bond International Growth    Growth   Small Cap
                                      --------   --------  -------  --------  ----- ------------- -------   --------  --------
INVESTMENT INCOME:
  Dividend income and
  capital gain distributions          $131,394   $139,288  $ 1,211  $ 23,450  $ 9,403  $19,573  $   434   $  9,832  $ 54,467

EXPENSES:
  Mortality and expense risk charges    22,402     24,951    3,114     5,910    1,833    5,158    2,431     11,355    15,072
                                      ----------------------------------------------------------------------------------------
Net investment income (loss)           108,992    114,337   (1,903)   17,540    7,570   14,415  (1,997)    (1,523)    39,395
                                      ----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
   Net realized gain from
    shares sold                              -    106,196   12,533    13,707      483    6,441   16,851     48,393    29,498
   Net unrealized appreciation
    (depreciation) on investments            -    353,473   51,230    85,995   11,666    2,281   44,338    176,680   141,467
                                      ----------------------------------------------------------------------------------------
Net realized and unrealized
 gain on investments                         -    459,669   63,763    99,702   12,149    8,722   61,189    225,073   170,965
                                      ----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS            $108,992   $574,006  $61,860  $117,242  $19,719  $23,137  $59,192   $223,550  $210,360
                                      ========================================================================================


   The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
           (A Separate Account of National Life Insurance Company)

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1997



                                                       Policyowner Account Values                 National Life Insurance Company
                                     ----------------------------------------------------------  ---------------------------------
                                                                  VIPF                             Market Street Fund
                                     ----------------------------------------------------------  ----------------------
                                      Equity -                         High  Contra    Index                  Sentinel
                                      Income     Overseas   Growth    Income  Fund      500        Growth      Growth      Total
                                     ---------- --------   --------  -------  -------  --------  ----------  ---------- ----------
INVESTMENT INCOME:
  Dividend income and
  capital gain distributions         $  146,791 $ 22,598   $ 30,327  $17,180  $  -     $   -     $  305,307  $   26,233 $  937,488

EXPENSES:
  Mortality and expense risk charges     25,535    6,281     17,476    5,215      812       984        -           -       148,529
                                     ---------------------------------------------------------------------------------------------
Net investment income (loss)            121,256   16,317     12,851   11,965     (812)     (984)    305,307      26,233    788,959
                                     ---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
   Net realized gain from
    shares sold                          77,167    9,870     48,614   10,903    2,592     1,900        -           -       385,148

   Net unrealized appreciation
    (depreciation) on investments       428,283     (475)   280,065   62,794    5,500    15,881   1,315,203   1,732,966  4,707,347
                                     ---------------------------------------------------------------------------------------------

Net realized and unrealized
 gain on investments                    505,450    9,395    328,679   73,697    8,092    17,781   1,315,203   1,732,966  5,092,495
                                     ---------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           $  626,706 $ 25,712   $341,530  $85,662  $ 7,280  $ 16,797  $1,620,510  $1,759,199 $5,881,454
                                     =============================================================================================


The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
            (A Separate Account of National Life Insurance Company)

                            STATEMENT OF OPERATIONS

            FOR THE PERIOD MARCH 11, 1996 THROUGH DECEMBER 31, 1996



                                                                           Policyowner Account Values
                                                    ------------------------------------------------------------------------
                                                                               Market Street Fund
                                                    ------------------------------------------------------------------------
                                                     Money              Aggressive                                  Sentinel
                                                     Market     Growth    Growth     Managed   Bond   International  Growth
                                                    --------    ------- ----------   -------  ------  -------------  -------
INVESTMENT INCOME:
  Dividend income and
  capital gain distributions                        $ 29,274    $ 1,900   $   -       $ 283   $   216   $   -        $   -

EXPENSES:
  Mortality and expense risk charges                   5,265      1,828       225       372       141       529          201
                                                    ------------------------------------------------------------------------

Net investment income (loss)                          24,009         72      (225)      (89)       75      (529)        (201)
                                                    ------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
   Net realized gain from
    shares sold                                         -         8,318       828       346       133     1,673          489

   Net unrealized
    appreciation on investments                         -        34,582     4,883       331       753     7,565        5,612
                                                    ------------------------------------------------------------------------

Net realized and unrealized
 gain on investments                                    -        42,900     5,711       677       886     9,238        6,101
                                                    ------------------------------------------------------------------------

INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                          $ 24,009    $42,972   $ 5,486     $ 588   $   961   $ 8,709      $ 5,900
                                                    ========================================================================



   The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
           (A Separate Account of National Life Insurance Company)

                            STATEMENT OF OPERATIONS

            FOR THE PERIOD MARCH 11, 1996 THROUGH DECEMBER 31, 1996



                                                        Policyowner Account Values                National Life Insurance Company
                                      --------------------------------------------------------   ---------------------------------
                                                        VIPF                  Alger American      Market Street Fund
                                      ------------------------------------   -----------------   ---------------------
                                        Equity -                    High                                     Sentinel
                                        Income   Overseas Growth   Income    Growth   Small Cap   Growth      Growth      Total
                                      ---------  -------- ------   -------  --------  ---------  ---------   ---------  ----------
INVESTMENT INCOME:
  Dividend income and
  capital gain distributions          $    -     $  -    $     -   $   -    $    326   $    42   $    -      $    -     $   32,041

EXPENSES:
  Mortality and expense risk charges      3,061      476    1,503      279     1,425     1,294        -           -         16,599
                                      --------------------------------------------------------------------------------------------

Net investment income (loss)             (3,061)    (476)  (1,503)    (279)   (1,099)   (1,252)       -           -         15,442
                                      --------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
   Net realized gain from
    shares sold                           6,031      880    5,445      470     5,700       696        -           -         31,009

   Net unrealized
    appreciation on investments          54,065    8,670   16,949    3,742    20,305       631     655,000     570,000   1,383,088
                                      --------------------------------------------------------------------------------------------

Net realized and unrealized
 gain on investments                     60,096    9,550   22,394    4,212    26,005     1,327     655,000     570,000   1,414,097
                                      --------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS            $  57,035  $ 9,074 $ 20,891  $ 3,933  $ 24,906   $    75   $ 655,000   $ 570,000  $1,429,539
                                      ============================================================================================



  The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
           (A Separate Account of National Life Insurance Company)

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                       Policyowner Account Values
                                     ---------------------------------------------------------------------------------------------
                                                                 Market Street Fund                             Alger American
                                     ----------------------------------------------------------------------- ---------------------
                                       Money               Aggressive                                 Sentinel
                                       Market      Growth    Growth   Managed     Bond  International  Growth   Growth   Small Cap
                                     ----------- ---------- --------  --------  --------  --------    -------- ---------- ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS          $   108,992 $  574,006 $ 61,860  $117,242  $ 19,719  $ 23,137  $ 59,192 $  223,550 $  210,360
                                     ---------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
  Participant deposits                14,928,533  1,666,786  226,537   291,903   117,811   333,866   200,093    726,590  1,015,432
  Transfers between investment
  sub-accounts and general account,
    net                              (11,556,251) 2,658,992  304,863   252,090   250,863   372,293   310,212    755,142  1,179,593
  Surrenders and lapses                  (35,239)   (16,526)  (3,762)   (7,277)   (2,819)   (3,213)   (1,141)    (6,060)   (19,896)
  Death benefits                            -       (16,352)    -         -         -         -         -          -          (830)
  Loan collateral interest received         -            62     -         -         -         -            9         91         93
  Transfers for policy loans                -       (12,082)     (47)     -         -         (845)     (437)    (9,340)   (14,708)
  Cost of insurance and
    administrative charges              (632,456)  (368,354) (52,706) (103,982)  (33,934)  (82,909)  (37,403)  (174,005)  (238,728)
  Miscellaneous                           (1,308)     4,519      158      (328)      (11)   (1,222)    3,791        246       (388)
                                     ---------------------------------------------------------------------------------------------

  Total capital transactions           2,703,279  3,917,045  475,043   432,406   331,910   617,970   475,124  1,292,664  1,920,568
                                     ---------------------------------------------------------------------------------------------

Increase in net assets                 2,812,271  4,491,051  536,903   549,648   351,629   641,107   534,316  1,516,214  2,130,928

Net assets, beginning of period        1,131,637    851,877  105,530   417,105    79,850   264,228    92,137    561,650    618,383
                                     ---------------------------------------------------------------------------------------------

Net assets, end of period            $ 3,943,908 $5,342,928 $642,433  $966,753  $431,479  $905,335  $626,453 $2,077,864 $2,749,311
                                     =============================================================================================




   The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
           (A Separate Account of National Life Insurance Company)

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1997


                                                        Policyowner Account Values                National Life Insurance Company
                                  ------------------------------------------------------------- ---------------------------------
                                                                 VIPF                            Market Street Fund
                                  ------------------------------------------------------------- ---------------------
                                    Equity-                           High    Contra    Index              Sentinel
                                    Income    Overseas    Growth     Income    Fund      500     Growth     Growth      Total
                                  ---------- ---------- ---------- ---------- -------- -------- ---------- ---------- -----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS       $  626,706 $   25,712 $  341,530 $   85,662 $  7,280 $ 16,797 $1,620,510 $1,759,199 $ 5,881,454
                                  -----------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
  Participant deposits             1,350,368    421,824  1,240,642    273,306   90,825  112,247       -          -     22,996,763
  Transfers between investment
  sub-accounts and general
    account, net                   1,824,653    715,582  1,471,895    690,283  331,696  436,969       -          -         (1,125)
  Surrenders and lapses              (15,710)    (3,305)   (15,336)    (2,774)    (489)    (322)      -          -       (133,869)
  Death benefits                        -          (295)      (879)      -        -        -          -          -        (18,356)
  Loan collateral interest
    received                             390        101        115         12     -        -                                  873
  Transfers for policy loans         (27,151)    (8,820)   (15,684)    (1,157)    (201)    -          -          -        (90,472)
  Cost of insurance and
    administrative charges          (363,378)   (92,839)  (274,427)   (61,178) (12,527) (19,167)      -          -     (2,547,993)
  Miscellaneous                           89      2,820      1,042        511      462   (2,114)      -          -          8,267
                                  -----------------------------------------------------------------------------------------------

  Total capital transactions       2,769,261  1,035,068  2,407,368    899,003  409,766  527,613       -          -     20,214,088
                                  -----------------------------------------------------------------------------------------------

Increase in net assets             3,395,967  1,060,780  2,748,898    984,665  417,046  544,410  1,620,510  1,759,199  26,095,542

Net assets, beginning of period    1,314,531    200,505    677,987    171,338     -        -     5,655,000  5,570,000  17,711,758
                                  -----------------------------------------------------------------------------------------------

Net assets, end of period         $4,710,498 $1,261,285 $3,426,885 $1,156,003 $417,046 $544,410 $7,275,510 $7,329,199 $43,807,300
                                  ===============================================================================================



   The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
           (A Separate Account of National Life Insurance Company)

                       STATEMENT OF CHANGES IN NET ASSETS

            FOR THE PERIOD MARCH 11, 1996 THROUGH DECEMBER 31, 1996


                                                                Policyowner Account Values
                                  ------------------------------------------------------------------------------------------
                                                                     Market Street Fund
                                  ------------------------------------------------------------------------------------------
                                    Money                   Aggressive                                             Sentinel
                                    Market     Growth         Growth       Managed        Bond     International    Growth
                                  ----------  ----------   -----------   -----------   ----------- -------------  ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS       $   24,009  $   42,972   $     5,486   $       588   $       961   $    8,709   $    5,900
                                  ------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
  Participant deposits             5,500,094     210,351        40,861        49,310         8,079       65,892       14,470
  National Life contributions           -           -             -             -             -            -            -
  Transfers between investment
  sub-accounts, net               (4,100,684)    639,915        64,732       369,030        73,513      203,603       77,833
  Surrenders and lapses                 (127)       (315)          (47)         -              (51)         (56)        -
  Cost of insurance and
    administrative charges          (290,783)    (41,128)       (5,468)       (7,856)       (2,613)     (14,118)      (6,068)
  Miscellaneous                         (872)         82           (34)        6,033           (39)         198            2
                                  ------------------------------------------------------------------------------------------

  Total capital transactions       1,107,628     808,905       100,044       416,517        78,889      255,519       86,237
                                  ------------------------------------------------------------------------------------------

Increase in net assets             1,131,637     851,877       105,530       417,105        79,850      264,228       92,137

Net assets, beginning of period         -           -             -             -             -            -            -
                                  ------------------------------------------------------------------------------------------

Net assets, end of period         $1,131,637  $  851,877   $   105,530   $   417,105   $    79,850   $  264,228   $   92,137
                                  ==========================================================================================



  The accompanying notes are an integral part of these financial statements.

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
           (A Separate Account of National Life Insurance Company)

                       STATEMENT OF CHANGES IN NET ASSETS

            FOR THE PERIOD MARCH 11, 1996 THROUGH DECEMBER 31, 1996


                                                 Policyowner Account Values                    National Life Insurance Company
                                -----------------------------------------------------------  -----------------------------------
                                                   VIPF                    Alger American      Market Street Fund
                                ---------------------------------------- ------------------  ----------------------
                                  Equity -                        High                                    Sentinel
                                  Income    Overseas  Growth     Income   Growth  Small Cap    Growth      Growth      Total
                                ----------  --------  -------   -------- --------  --------  ----------  ----------  -----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS     $   57,035  $  9,074  $ 20,891  $  3,933 $ 24,906  $     75  $  655,000  $  570,000  $ 1,429,539
                                ------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Participant deposits             230,608    52,178   200,316    51,019  171,670   203,653        -           -       6,798,501
  National Life contributions         -         -         -         -        -         -      5,000,000   5,000,000   10,000,000
  Transfers between investment
  sub-accounts, net              1,062,706   149,481   493,808   121,155  394,402   450,506        -           -            -
  Surrenders and lapses               (767)      (77)     (608)      (63)    (103)     (636)       -           -          (2,850)
  Cost of insurance and
    administrative charges         (36,513)  (10,135)  (37,565)   (4,878) (29,318)  (34,969)       -           -        (521,412)
  Miscellaneous                      1,462       (16)    1,145       172       93      (246)       -           -           7,980
                                ------------------------------------------------------------------------------------------------
  Total capital transactions     1,257,496   191,431   657,096   167,405  536,744   618,308   5,000,000   5,000,000   16,282,219
                                ------------------------------------------------------------------------------------------------
Increase in net assets           1,314,531   200,505   677,987   171,338  561,650   618,383   5,655,000   5,570,000   17,711,758

Net assets, beginning of period       -         -         -         -        -         -           -           -            -

Net assets, end of period       $1,314,531  $200,505  $677,987  $171,338 $561,650  $618,383  $5,655,000  $5,570,000  $17,711,758
                                ================================================================================================



   The accompanying notes are an integral part of these financial statements.

                                   Part II

                          UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                             RULE 484 UNDERTAKING

         Article VI, Section 2 of the Bylaws of National Life Insurance Company ("National Life" or the "Company") provides that, in accordance with the provisions of the Section, the Company shall indemnify directors, officers and employees of the Company or any other corporation served at the request of the Company, and their heirs, executors and administrators, shall be indemnified to the maximum extent permitted by law against all costs and expenses, including judgments paid, settlement costs, and counsel fees, reasonably incurred in the defense of any claim in which such person is involved by virtue of his or her being or having been such a director, officer, or employee.

         The Bylaws are filed as Exhibit 1.A.(7) to this Registration
Statement.

         Vermont law authorizes Vermont corporations to provide indemnification to directors, officers and other persons.

         National Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of National Life and its subsidiaries and affiliates may incur in acting as directors and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or other controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION RELATING TO FEES AND CHARGES


         National Life Insurance Company ("the Company") hereby represents that the fees and charges deducted under the variable life insurance policies described in the prospectuses contained in this registration statement are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents.

         The facing sheet.

         The prospectuses.
         Undertaking to file reports.
         Rule 484 undertaking.
         Representation relating to fees and charges.
         The signatures.
         Written consents of the following persons:

                 (a) Jeffrey P. Johnson
                 (b) Elizabeth H. MacGowan

                 (c) Sutherland, Asbill & Brennan.
                 (d) Price Waterhouse LLP.

         The following exhibits, corresponding to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

         1.
           A.
                 (1) Resolutions of the Board of Directors of National Life Insurance Company establishing the National Variable Life Insurance Account.*
                 (2)      Not Applicable.
                 (3)      (a)     Form of Distribution Agreement between
                                  National Life Insurance Company and Equity
                                  Services, Inc.***
                          (b)(1)  Form of Equity Services, Inc. Branch Office
                                  Supervisor Contract.*
                          (b)(2)  Form of Equity Services, Inc. Registered
                                  Representative Contract.*

                          (c)     Schedule of Sales Commissions.

                 (4)      Not Applicable.
                 (5)      (a)     Specimen VariTrak Policy Form.*
                          (b)     Rider for Guaranteed Insurability Options.*
                          (c)     Rider for Waiver of Monthly Deductions.*
                          (d)     Rider for Accidental Death Benefit.*
                          (e)     Rider for Guaranteed Death Benefit.*

                          (f)     Specimen VariTrak (New York) Policy Form.*****


                          (g) Specimen VariTrak (New York-Unisex) Policy Form.*****


                          (h) New York Rider for Guaranteed Insurability Options.*****


                          (i)     New York Rider for Waiver of Monthly
                                  Deductions.*****


                          (j)     New York Rider for Accidental Death
                                  Benefit.*****

                 (6)      (a)     Charter documents of National Life Insurance
                                  Company.*
                          (b)     Bylaws of National Life Insurance Company.*
                 (7)      Not Applicable.
                 (8)      (a)     Form of Participation Agreement by and among
                                  Market Street Fund, Inc., National Life
                                  Insurance Company and Equity Services,
                                  Inc.***
                          (b)     Form of Amendment No. 1 to Participation
                                  Agreement Among Variable Insurance Products
                                  Fund, Fidelity Distributors Corporation and
                                  National Life Insurance Company.***
                          (b)(2)  Participation Agreement among Variable
                                  Insurance Products Fund, Fidelity
                                  Distributors Corporation and Vermont Life
                                  Insurance Company (now National Life
                                  Insurance Company) dated August 1, 1989.**
                          (c)     Form of Participation Agreement by and among
                                  The Alger American Fund, National Life
                                  Insurance Company and Fred Alger and
                                  Company.***

                          (d) Form of Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Vermont Life Insurance Company (now National Life Insurance Company) dated April 1, 1990****


                          (d)(2) Form of Amendment No 1. to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and National Life Insurance Company (as successor to Vermont Life Insurance Company)*****


                          (e) Form of Shareholder Service Agreement between NationalLife Insurance Company and American Century Investment Management, Inc. ******

                          (f) Form of Participation Agreement between National Life Insurance Company and Neuberger & Berman Advisers Managers Trust******

                          (g) Form of Participation Agreement between National Life Insurance Company and J.
                                  P. Morgan Series Trust II. ******

                          (h) Form of Participation Agreement between National Life Insurance Company and Goldman Sachs Variable Insurance Trust.
                                  ******

                          (i) Form of Participation Agreement between National Life Insurance Company, Strong Variable Insurance Funds, Inc. and Strong Opportunity Fund II. ******

                 (9)      Not Applicable.
                 (10)(a)  VariTrak Application Form.*

                     (b)  VariTrak (New York) Application Form.*****


                 (11) Memorandum describing issuance, transfer and redemption procedures.*****


         2. Opinion and Consent of Jeffrey P. Johnson, Esq., as to the legality of the securities being offered.

         3.      Not Applicable.
         4.      Not Applicable.
         5.      Not Applicable.

         6. Opinion and Consent of Elizabeth H. MacGowan, F.S.A., M.A.A.A., as to actuarial matters pertaining to the securities being registered.

         7.      (a)      Consent of Price Waterhouse LLP.
                 (b)      Consent of Sutherland, Asbill & Brennan.

         8.      Powers of Attorney for Directors.*****



                 A.  Robert E. Boardman               F.  Thomas P. Salmon
                 B.  David R. Coates                  G.  Roger B. Porter
                 C.  Benjamin F. Edwards III          H.  Thomas R. Williams
                 D.  E. Miles Prentice III            I.  Patricia K. Woolf





------------------

* Incorporated herein by reference to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account filed on May 5, 1995.

** Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement (File No. 33-16470) for Vermont Variable Life Insurance Account filed April 30, 1990.


*** Incorporated herein by reference to Post Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) filed March 12, 1996, Accession Number 0000950133-96-000202.


**** Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement (File No. 33-16470) for Vermont Variable Life Insurance Company filed April 30, 1990.


***** Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Regisration Statement filed April 30, 1997
         (File No. 33-91938), Accession Number 0000950133-97-001551.



******   Incorporated herein by reference to Pre-Effective Amendment
         No. 1 to the Form S-6 Registration Statement filed April 16, 1998 (File No. 333-44723), Accession No. 950133-98-1468.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933, the Registrant, National Variable Life Insurance Account, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 28th day of April, 1998.


                                  NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
                                               (Registrant)

                                  By: NATIONAL LIFE INSURANCE COMPANY



Attest: /s/ LISA A. PETTREY       By: /s/ PATRICK E. WELCH
       ---------------------         -----------------------------
                                        Patrick E. Welch
         Assistant Secretary             Chairman of the Board and
                                         Chief Executive Officer

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, National Life Insurance Company certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal fixed and attested, in the City of Montpelier and the State of Vermont, on the 28th day of April, 1998.


                                  NATIONAL LIFE INSURANCE COMPANY
(SEAL)                                      (Depositor)


Attest: /s/ LISA A. PETTREY       By: /s/ PATRICK E. WELCH
       ---------------------         -----------------------------
                                        Patrick E. Welch
         Assistant Secretary             Chairman of the Board and
                                         Chief Executive Officer



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.



Signature                                          Title                             Date
---------                                          -----                             ----



/s/ PATRICK E. WELCH                       Chairman of the Board and                 4/28/98
------------------------                   and Chief Executive Officer               ------------
Patrick E. Welch




/s/ THOMAS H. MACLEAY                      President, Chief Operating                 4/28/98
------------------------                   Officer and Director                      ------------
Thomas H. MacLeay



/s/ JOHN L. LAGUE, JR.                     Vice President & Controller                4/28/98
------------------------                   (Chief Accounting Officer)                ------------
John L. LaGue, Jr.



Robert E. Boardman*                        Director
------------------                                                                   ------------
Robert E. Boardman



David R. Coates*                           Director
---------------                                                                      ------------
David R. Coates

Benjamin F. Edwards III*                   Director
-----------------------                                                              ------------
Benjamin F. Edwards III



Earle H. Harbison, Jr.*                    Director
----------------------                                                               ------------
Earle H. Harbison, Jr.



Roger B. Porter                            Director
----------------------                                                               ------------
Roger B. Porter



E. Miles Prentice, III*                    Director
----------------------                                                               ------------
E. Miles Prentice, III



Thomas P. Salmon*                          Director
----------------                                                                     ------------
Thomas P. Salmon


A. Gary Shilling*                          Director
----------------                                                                     ------------
A. Gary Shilling



Thomas R. Williams*                        Director
------------------                                                                   ------------
Thomas R. Williams



Patricia K. Woolf*                         Director
-----------------                                                                    ------------
Patricia K. Woolf




*By /s/ PATRICK E. WELCH                                                  Date:      April 28 1998
   --------------------------                                                        -------------
        Patrick E. Welch
        Pursuant to Power of Attorney

                                 EXHIBIT INDEX


         1.
           A.
             3. (c) Schedules of Sales Commissions




























         2. Opinion and Consent of Jeffrey P. Johnson, Esq., as to the legality of the securities being offered.



         6. Opinion and Consent of Elizabeth H. MacGowan, F.S.A., M.A.A.A., as to actuarial matters pertaining to the securities being registered.


         7.      (a)      Consent of Price Waterhouse LLP.
                 (b)      Consent of Sutherland, Asbill & Brennan.